UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

         Investment Company Act file number      811-07584

                               Rydex Series Funds
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                           Rockville, Maryland 20850
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Series Funds
                         9601 Blackwell Road, Suite 500
                           Rockville, Maryland 20850
                     (Name and address of agent for service)

    Registrant's telephone number, including area code:   301-296-5100

                Date of fiscal year end:    March 31, 2007

              Date of reporting period:   December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

NOVA MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 68.0%

FINANCIALS 15.0%
  DIVERSIFIED FINANCIALS 4.5%
  Citigroup, Inc.                                      90,430    $    5,036,951
  Bank of America Corp.                                82,830         4,422,294
  J.P. Morgan Chase & Co.                              69,220         3,343,326
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                         12,802,571
                                                                 --------------
  INSURANCE 4.0%
  American International Group,
      Inc.                                             28,440         2,038,010
  MetLife, Inc.                                        24,640         1,454,006
  Hartford Financial Services
      Group, Inc.                                      13,060         1,218,629
  ACE Ltd.                                             18,440         1,116,911
  Lincoln National Corp.                               16,430         1,090,952
  Genworth Financial, Inc. --
      Class A                                          30,470         1,042,379
  Ambac Financial Group, Inc.                          10,380           924,547
  Cincinnati Financial Corp.                           19,160           868,140
  Allstate Corp.+                                      12,740           829,501
  Loews Corp.                                          19,660           815,300
                                                                 --------------
TOTAL INSURANCE                                                      11,398,375
                                                                 --------------
  BANKS 2.8%
  Wells Fargo & Co.                                    71,700         2,549,652
  Wachovia Corp.                                       43,075         2,453,121
  PNC Financial Services Group,
      Inc.+                                            15,190         1,124,667
  KeyCorp+                                             26,500         1,007,795
  Zions Bancorporation                                  6,890           568,012
  Regions Financial Corp.                               4,250           158,950
  U.S. Bancorp+                                         4,240           153,446
                                                                 --------------
TOTAL BANKS                                                           8,015,643
                                                                 --------------
  CAPITAL MARKETS 1.9%
  Charles Schwab Corp.                                 57,480         1,111,663
  Mellon Financial Corp.+                              25,280         1,065,552
  Ameriprise Financial, Inc.                           17,890           975,005
  E*Trade Financial Corp.*                             39,320           881,554
  Morgan Stanley                                        6,410           521,966
  Goldman Sachs Group, Inc.+                            2,590           516,317

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Merrill Lynch & Co., Inc.+                            4,870    $      453,397
                                                                 --------------
TOTAL CAPITAL MARKETS                                                 5,525,454
                                                                 --------------
  THRIFTS & MORTGAGE FINANCE 0.9%
  Washington Mutual, Inc.                              19,550           889,330
  MGIC Investment Corp.+                               14,150           884,941
  Countrywide Financial Corp.+                         16,600           704,670
  Fannie Mae                                            1,880           111,653
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                      2,590,594
                                                                 --------------
  CONSUMER FINANCE 0.6%
  Capital One Financial Corp.                          16,009         1,229,811
  American Express Co.                                  5,450           330,652
                                                                 --------------
TOTAL CONSUMER FINANCE                                                1,560,463
                                                                 --------------
  REAL ESTATE 0.3%
  Boston Properties, Inc.+                              8,240           921,891
                                                                 --------------
TOTAL REAL ESTATE                                                       921,891
                                                                 --------------
TOTAL FINANCIALS                                                     42,814,991
                                                                 --------------
INFORMATION TECHNOLOGY 10.5%
  COMPUTERS & PERIPHERALS 2.4%
  International Business
      Machines Corp.                                   31,420         3,052,453
  Hewlett-Packard Co.+                                 60,880         2,507,647
  NCR Corp.*                                           12,587           538,220
  Apple Computer, Inc.*+                                4,500           381,780
  Dell, Inc.*+                                          6,420           161,078
  SanDisk Corp.*+                                       3,190           137,266
  Lexmark International, Inc.*                          1,270            92,964
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                         6,871,408
                                                                 --------------
  SOFTWARE 2.2%
  Microsoft Corp.                                     104,760         3,128,133
  Oracle Corp.*                                        88,790         1,521,861
  Compuware Corp.*                                     81,630           679,978
  Symantec Corp.*+                                     31,410           654,898
  Citrix Systems, Inc.*+                                5,800           156,890
                                                                 --------------
TOTAL SOFTWARE                                                        6,141,760
                                                                 --------------


--------------------------------------------------------------------------------

NOVA MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  COMMUNICATIONS EQUIPMENT 1.9%
  Cisco Systems, Inc.*                                 63,960    $    1,748,027
  Motorola, Inc.+                                      68,490         1,408,154
  Avaya, Inc.*+                                        66,900           935,262
  Tellabs, Inc.*                                       82,904           850,595
  Comverse Technology, Inc.*+                          13,530           285,618
  Qualcomm, Inc.                                        4,940           186,683
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                        5,414,339
                                                                 --------------
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 1.7%
  Intel Corp.                                          50,970         1,032,143
  Micron Technology, Inc.*+                            63,820           890,927
  Novellus Systems, Inc.*+                             25,450           875,989
  Teradyne, Inc.*+                                     55,090           824,146
  National Semiconductor Corp.+                        36,080           819,016
  Altera Corp.*                                        15,760           310,157
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                             4,752,378
                                                                 --------------
  IT CONSULTING & SERVICES 1.1%
  First Data Corp.                                     42,770         1,091,491
  Sabre Holdings Corp.                                 29,610           944,263
  Convergys Corp.*                                     33,930           806,855
  Electronic Data Systems Corp.+                       14,940           411,597
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                        3,254,206
                                                                 --------------
  INTERNET SOFTWARE & SERVICES 0.5%
  VeriSign, Inc.*                                      33,940           816,257
  Google, Inc. -- Class A*                              1,610           741,373
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                    1,557,630
                                                                 --------------
  OFFICE ELECTRONICS 0.4%
  Xerox Corp.*                                         61,400         1,040,730
                                                                 --------------
TOTAL OFFICE ELECTRONICS                                              1,040,730
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Symbol Technologies, Inc.                            54,510    $      814,379
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                814,379
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                         29,846,830
                                                                 --------------
HEALTH CARE 8.1%
  PHARMACEUTICALS 4.2%
  Pfizer, Inc.                                        137,990         3,573,941
  Johnson & Johnson, Inc.                              33,610         2,218,932
  Wyeth                                                28,210         1,436,453
  Merck & Co., Inc.+                                   28,200         1,229,520
  Watson Pharmaceuticals, Inc.*                        31,240           813,177
  Barr Pharmaceuticals, Inc.*                          15,870           795,405
  Bristol-Myers Squibb Co.                             21,720           571,670
  Forest Laboratories, Inc.*+                           8,240           416,944
  Mylan Laboratories, Inc.+                            20,730           413,771
  Abbott Laboratories                                   7,470           363,864
  Eli Lilly & Co.                                       1,650            85,965
                                                                 --------------
TOTAL PHARMACEUTICALS                                                11,919,642
                                                                 --------------
  HEALTH CARE PROVIDERS & SERVICES 2.2%
  UnitedHealth Group, Inc.                             21,110         1,134,240
  Aetna, Inc.                                          25,380         1,095,908
  Quest Diagnostics, Inc.                              16,890           895,170
  AmerisourceBergen Corp.                              19,720           886,611
  Humana, Inc.*                                        15,210           841,265
  Coventry Health Care, Inc.*+                         15,590           780,280
  CIGNA Corp.                                           2,950           388,132
  Laboratory Corporation of
      America Holdings*+                                4,260           312,982
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                6,334,588
                                                                 --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
  Boston Scientific Corp.*                             45,450           780,831
  Zimmer Holdings, Inc.*+                               9,010           706,203
  Medtronic, Inc.+                                     11,180           598,242
  Becton, Dickinson & Co.                               6,940           486,841
  Thermo Electron Corp.*                                7,800           353,262
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                2,925,379
                                                                 --------------


--------------------------------------------------------------------------------

NOVA MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  BIOTECHNOLOGY 0.7%
  Amgen, Inc.*                                         27,860    $    1,903,117
  Biogen Idec, Inc.*                                    3,980           195,776
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                   2,098,893
                                                                 --------------
TOTAL HEALTH CARE                                                    23,278,502
                                                                 --------------
CONSUMER DISCRETIONARY 7.3%
  MEDIA 2.2%
  Walt Disney Co.+                                     54,750         1,876,282
  Comcast Corp. -- Class A*+                           25,230         1,067,986
  Omnicom Group, Inc.+                                  9,970         1,042,264
  Gannett Co., Inc.                                    16,310           986,103
  Meredith Corp.+                                      14,680           827,218
  Time Warner, Inc.+                                   24,486           533,305
                                                                 --------------
TOTAL MEDIA                                                           6,333,158
                                                                 --------------
  SPECIALTY RETAIL 1.7%
  TJX Cos., Inc.                                       33,410           952,853
  The Gap, Inc.+                                       46,780           912,210
  Sherwin-Williams Co.+                                13,950           886,941
  Office Depot, Inc.*                                  22,474           857,833
  OfficeMax, Inc.                                      13,770           683,680
  Home Depot, Inc.                                     11,680           469,069
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                4,762,586
                                                                 --------------
  MULTILINE RETAIL 1.3%
  Federated Department Stores,
      Inc.                                             27,020         1,030,272
  Big Lots, Inc.*+                                     36,630           839,560
  Dillard's, Inc. -- Class A+                          22,280           779,132
  J.C. Penney Holding Co., Inc.+                        9,290           718,674
  Kohl's Corp.*                                         6,020           411,949
  Nordstrom, Inc.+                                        619            30,541
                                                                 --------------
TOTAL MULTILINE RETAIL                                                3,810,128
                                                                 --------------
  HOUSEHOLD DURABLES 0.9%
  Lennar Corp. -- Class A+                             16,610           871,360
  Stanley Works+                                       16,320           820,733
  Whirlpool Corp.+                                      8,710           723,104
  Black & Decker Corp.+                                   900            71,973
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                              2,487,170
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  HOTELS, RESTAURANTS & LEISURE 0.4%
  Wyndham Worldwide Corp.*                             16,450    $      526,729
  McDonald's Corp.                                      6,820           302,331
  Starwood Hotels & Resorts
      Worldwide, Inc.                                   3,780           236,250
  Darden Restaurants, Inc.+                             4,330           173,936
                                                                 --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,239,246
                                                                 --------------
  INTERNET & CATALOG RETAIL 0.3%
  IAC/InterActiveCorp*+                                24,600           914,136
                                                                 --------------
TOTAL INTERNET & CATALOG RETAIL                                         914,136
                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES 0.2%
  Apollo Group, Inc. -- Class A*+                      16,710           651,189
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    651,189
                                                                 --------------
  AUTOMOBILES 0.2%
  Harley-Davidson, Inc.+                                6,490           457,350
                                                                 --------------
TOTAL AUTOMOBILES                                                       457,350
                                                                 --------------
  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Mattel, Inc.                                          7,430           168,364
                                                                 --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      168,364
                                                                 --------------
  TEXTILES & APPAREL 0.0%
  VF Corp.                                              1,510           123,941
                                                                 --------------
TOTAL TEXTILES & APPAREL                                                123,941
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                         20,947,268
                                                                 --------------
INDUSTRIALS 7.3%
  INDUSTRIAL CONGLOMERATES 2.4%
  General Electric Co.                                134,920         5,020,373
  Tyco International Ltd.                              55,830         1,697,232
  3M Co.                                                1,840           143,391
                                                                 --------------
TOTAL INDUSTRIAL CONGLOMERATES                                        6,860,996
                                                                 --------------
  AEROSPACE & DEFENSE 1.8%
  Lockheed Martin Corp.                                13,820         1,272,407
  General Dynamics Corp.                               16,290         1,211,162


--------------------------------------------------------------------------------

NOVA MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Northrop Grumman Corp.                               16,550    $    1,120,435
  Raytheon Co.                                         13,760           726,528
  United Technologies Corp.                             5,710           356,989
  Boeing Co.                                            3,500           310,940
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                             4,998,461
                                                                 --------------
  MACHINERY 1.4%
  Caterpillar, Inc.                                    22,420         1,375,019
  Dover Corp.                                          18,600           911,772
  Eaton Corp.+                                         11,190           840,817
  Cummins, Inc.+                                        6,900           815,442
  Terex Corp.*+                                         1,430            92,349
                                                                 --------------
TOTAL MACHINERY                                                       4,035,399
                                                                 --------------
  ROAD & RAIL 0.7%
  Union Pacific Corp.                                  12,490         1,149,330
  CSX Corp.                                            27,870           959,564
                                                                 --------------
TOTAL ROAD & RAIL                                                     2,108,894
                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Waste Management, Inc.                               19,570           719,589
  Allied Waste Industries,
      Inc.*+                                           44,830           550,961
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,270,550
                                                                 --------------
  AIR FREIGHT & COURIERS 0.4%
  FedEx Corp.+                                          5,410           587,634
  United Parcel Service, Inc. --
      Class B+                                          6,490           486,620
                                                                 --------------
TOTAL AIR FREIGHT & COURIERS                                          1,074,254
                                                                 --------------
  ELECTRICAL EQUIPMENT 0.2%
  Cooper Industries Ltd. --
      Class A                                           5,170           467,523
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                              467,523
                                                                 --------------
  BUILDING PRODUCTS 0.0%
  Masco Corp.                                             780            23,299
                                                                 --------------
TOTAL BUILDING PRODUCTS                                                  23,299
                                                                 --------------
TOTAL INDUSTRIALS                                                    20,839,376
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
ENERGY 6.7%
  OIL & GAS 5.6%
  Exxon Mobil Corp.+                                   90,340    $    6,922,754
  ConocoPhillips                                       25,320         1,821,774
  Chevron Corp.                                        22,858         1,680,749
  Occidental Petroleum Corp.                           28,180         1,376,030
  Marathon Oil Corp.                                   13,380         1,237,650
  Valero Energy Corp.                                  22,940         1,173,610
  El Paso Corp.+                                       62,580           956,222
  Anadarko Petroleum Corp.                             20,120           875,622
  Kinder Morgan, Inc.                                     200            21,150
                                                                 --------------
TOTAL OIL & GAS                                                      16,065,561
                                                                 --------------
  ENERGY EQUIPMENT & SERVICES 1.1%
  Halliburton Co.                                      38,390         1,192,009
  National-Oilwell Varco, Inc.*+                       13,970           854,685
  Weatherford International
      Ltd.*+                                           12,210           510,256
  Schlumberger Ltd.+                                    6,750           426,330
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                     2,983,280
                                                                 --------------
TOTAL ENERGY                                                         19,048,841
                                                                 --------------
CONSUMER STAPLES 6.2%
  TOBACCO 1.5%
  Altria Group, Inc.                                   38,890         3,337,540
  Reynolds American, Inc.+                             14,530           951,279
                                                                 --------------
TOTAL TOBACCO                                                         4,288,819
                                                                 --------------
  BEVERAGES 1.5%
  Molson Coors Brewing Co. --
      Class B+                                         11,400           871,416
  PepsiCo, Inc.                                        13,270           830,038
  Pepsi Bottling Group, Inc.+                          25,560           790,060
  Brown-Forman Corp. -- Class B                        10,550           698,832
  Coca-Cola Co.+                                       14,480           698,660
  Anheuser-Busch Cos., Inc.                             7,570           372,444
                                                                 --------------
TOTAL BEVERAGES                                                       4,261,450
                                                                 --------------


--------------------------------------------------------------------------------

NOVA MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS 1.1%
  Procter & Gamble Co.                                 49,200    $    3,162,084
                                                                 --------------
TOTAL HOUSEHOLD PRODUCTS                                              3,162,084
                                                                 --------------
  FOOD & DRUG RETAILING 1.1%
  Safeway, Inc.+                                       31,520         1,089,332
  Kroger Co.+                                          45,600         1,051,992
  Wal-Mart Stores, Inc.                                21,990         1,015,498
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                           3,156,822
                                                                 --------------
  FOOD PRODUCTS 1.0%
  Archer-Daniels-Midland Co.                           31,090           993,636
  General Mills, Inc.+                                 15,110           870,336
  Campbell Soup Co.+                                   21,900           851,691
                                                                 --------------
TOTAL FOOD PRODUCTS                                                   2,715,663
                                                                 --------------
TOTAL CONSUMER STAPLES                                               17,584,838
                                                                 --------------
TELECOMMUNICATION SERVICES 2.6%
  DIVERSIFIED TELECOMMUNICATION
      SERVICES 2.1%
  AT&T, Inc.+                                          68,770         2,458,528
  Verizon Communications, Inc.+                        24,780           922,807
  Embarq Corp.                                         17,190           903,506
  CenturyTel, Inc.+                                    19,750           862,285
  BellSouth Corp.                                      10,880           512,557
  Qwest Communications
      International, Inc.*+                            51,730           432,980
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                              6,092,663
                                                                 --------------
  WIRELESS TELECOMMUNICATION SERVICES 0.5%
  Alltel Corp.                                         19,041         1,151,600
  Sprint Nextel Corp.                                   5,924           111,904
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                             1,263,504
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                      7,356,167
                                                                 --------------
UTILITIES 2.5%
  MULTI-UTILITIES 1.5%
  PG&E Corp.+                                          21,710         1,027,534
  Xcel Energy, Inc.+                                   39,550           912,023

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  DTE Energy Co.+                                      18,810    $      910,592
  CenterPoint Energy, Inc.+                            51,670           856,689
  Sempra Energy                                        11,170           625,967
                                                                 --------------
TOTAL MULTI-UTILITIES                                                 4,332,805
                                                                 --------------
  ELECTRIC UTILITIES 1.0%
  Pinnacle West Capital Corp.                          16,940           858,689
  FirstEnergy Corp.+                                   10,220           616,266
  Edison International                                 13,330           606,248
  TXU Corp.                                            10,900           590,889
  Allegheny Energy, Inc.*                               3,180           145,994
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                              2,818,086
                                                                 --------------
TOTAL UTILITIES                                                       7,150,891
                                                                 --------------
MATERIALS 1.8%
  METALS & MINING 1.0%
  Phelps Dodge Corp.                                    9,270         1,109,804
  United States Steel Corp.+                           12,290           898,891
  Nucor Corp.+                                         15,510           847,777
                                                                 --------------
TOTAL METALS & MINING                                                 2,856,472
                                                                 --------------
  CHEMICALS 0.5%
  E.I. du Pont de Nemours and
      Co.+                                             13,820           673,172
  Sigma-Aldrich Corp.                                   7,980           620,206
                                                                 --------------
TOTAL CHEMICALS                                                       1,293,378
                                                                 --------------
  CONTAINERS & PACKAGING 0.3%
  Temple-Inland, Inc.+                                 21,080           970,312
                                                                 --------------
TOTAL CONTAINERS & PACKAGING                                            970,312
                                                                 --------------
TOTAL MATERIALS                                                       5,120,162
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $157,176,916)                                               193,987,866
                                                                 --------------


--------------------------------------------------------------------------------

NOVA MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
29.9%
Credit Suisse at
  4.90% due 01/02/07++                           $ 10,576,188    $   10,576,188
Mizuho, Inc. at
  4.80% due 01/02/07                               26,138,363        26,138,363
Bear Stearns Cos., Inc. at
  4.70% due 01/02/07                               36,472,135        36,472,135
Morgan Stanley at
  4.65% due 01/02/07                               12,157,378        12,157,378
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $85,344,064)                                                 85,344,064
                                                                 --------------
SECURITIES LENDING COLLATERAL 14.5%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
      U.S. Bancorp                                 41,202,235        41,202,235
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $41,202,235)                                                   41,202,235
                                                                 --------------
TOTAL INVESTMENTS 112.4%
  (Cost $283,723,215)                                            $  320,534,165
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (12.4)%                                               $  (35,406,374)
                                                                 --------------
NET ASSETS - 100.0%                                              $  285,127,791

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 S&P 500 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $91,597,350)                                1,284    $       (8,669)
                                                                 --------------

                                                        UNITS
-------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
March 2007 S&P 500 Index Swap,
Maturing 3/28/2007**
  (Notional Market Value
  $110,804,129)                                        78,125    $     (515,564)
March 2007 S&P 500 Index Swap,
Maturing 3/14/2007**
  (Notional Market Value
  $32,272,742)                                         22,755           (28,558)
(TOTAL NOTIONAL MARKET VALUE $143,076,872)                       $     (544,122)
                                                                 --------------

*     Non-Income Producing Security.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at December 31, 2006.

++ All or a portion of this security is held as equity swap index collateral at December 31, 2006.


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 62.5%

FINANCIALS 13.9%
  DIVERSIFIED FINANCIALS 3.6%
  Citigroup, Inc.                                       4,910    $      273,487
  Bank of America Corp.                                 4,490           239,721
  J.P. Morgan Chase & Co.                               3,468           167,505
  Moody's Corp.                                           240            16,574
  Chicago Mercantile Exchange
      Holdings, Inc.                                       30            15,293
  CIT Group, Inc.                                         200            11,154
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                            723,734
                                                                 --------------
  INSURANCE 3.0%
  American International Group,
      Inc.                                              2,600           186,316
  MetLife, Inc.                                           760            44,848
  Prudential Financial, Inc.                              480            41,213
  Allstate Corp.                                          628            40,889
  St. Paul Travelers Cos., Inc.                           690            37,046
  Hartford Financial Services
      Group, Inc.                                         320            29,859
  AFLAC, Inc.                                             490            22,540
  Chubb Corp.                                             410            21,693
  ACE Ltd.                                                330            19,988
  Lincoln National Corp.                                  288            19,123
  Loews Corp.                                             458            18,993
  Progressive Corp.                                       760            18,407
  Marsh & McLennan Cos., Inc.                             550            16,863
  Principal Financial Group,
      Inc.                                                267            15,673
  Genworth Financial, Inc. --
      Class A                                             440            15,052
  XL Capital Ltd.                                         180            12,964
  Aon Corp.                                               310            10,955
  Ambac Financial Group, Inc.                             113            10,065
  MBIA, Inc.                                              130             9,498
  Cincinnati Financial Corp.                              170             7,703
  UnumProvident Corp.                                     340             7,065
  SAFECO Corp.                                            105             6,568
  Torchmark Corp.                                         100             6,376
                                                                 --------------
TOTAL INSURANCE                                                         619,697
                                                                 --------------
  BANKS 2.6%
  Wells Fargo & Co.                                     3,376           120,051
  Wachovia Corp.                                        1,910           108,774
  U.S. Bancorp                                          1,760            63,694
  SunTrust Banks, Inc.                                    350            29,557

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Regions Financial Corp.                                 730    $       27,302
  BB&T Corp.                                              537            23,590
  National City Corp.                                     630            23,033
  Fifth Third Bancorp                                     557            22,798
  PNC Financial Services Group,
      Inc.                                                290            21,472
  KeyCorp                                                 398            15,136
  Marshall & Ilsley Corp.                                 260            12,509
  Synovus Financial Corp.                                 330            10,174
  M&T Bank Corp.                                           80             9,773
  Comerica, Inc.                                          160             9,389
  Zions Bancorporation                                    105             8,656
  Compass Bancshares, Inc.                                130             7,754
  Commerce Bancorp, Inc.                                  186             6,560
  Huntington Bancshares, Inc.                             237             5,629
  First Horizon National Corp.                            120             5,014
                                                                 --------------
TOTAL BANKS                                                             530,865
                                                                 --------------
  CAPITAL MARKETS 2.4%
  Goldman Sachs Group, Inc.                               433            86,319
  Morgan Stanley                                        1,060            86,316
  Merrill Lynch & Co., Inc.                               878            81,742
  Lehman Brothers Holdings, Inc.                          530            41,404
  Bank of New York Co., Inc.                              758            29,842
  State Street Corp.                                      330            22,255
  Charles Schwab Corp.                                  1,020            19,727
  Bear Stearns Cos., Inc.                                 120            19,534
  Franklin Resources, Inc.                                166            18,288
  Mellon Financial Corp.                                  410            17,281
  Ameriprise Financial, Inc.                              240            13,080
  Legg Mason, Inc.                                        130            12,356
  Northern Trust Corp.                                    190            11,531
  T. Rowe Price Group, Inc.                               260            11,380
  E*Trade Financial Corp.*                                430             9,641
  Janus Capital Group, Inc.                               200             4,318
  Federated Investors, Inc. --
      Class B                                              90             3,040
                                                                 --------------
TOTAL CAPITAL MARKETS                                                   488,054
                                                                 --------------
  THRIFTS & MORTGAGE FINANCE 0.9%
  Fannie Mae                                              977            58,024
  Freddie Mac                                             688            46,715
  Washington Mutual, Inc.                                 950            43,216
  Countrywide Financial Corp.                             620            26,319
  Sovereign Bancorp, Inc.                                 360             9,140


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  MGIC Investment Corp.                                    80    $        5,003
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                        188,417
                                                                 --------------
  REAL ESTATE 0.8%
  Simon Property Group, Inc.                              220            22,284
  Equity Office Properties Trust                          348            16,763
  Vornado Realty Trust                                    130            15,795
  ProLogis                                                250            15,192
  Equity Residential                                      286            14,514
  Boston Properties, Inc.                                 120            13,426
  Archstone-Smith Trust                                   220            12,806
  Public Storage, Inc.                                    120            11,700
  KIMCO Realty Corp.                                      230            10,339
  Plum Creek Timber Co., Inc.
      (REIT)                                              176             7,014
  Realogy Corp.*                                          210             6,367
  CB Richard Ellis Group, Inc.
      -- Class A*                                         180             5,976
  Apartment Investment &
      Management Co. -- Class A                           100             5,602
                                                                 --------------
TOTAL REAL ESTATE                                                       157,778
                                                                 --------------
  CONSUMER FINANCE 0.6%
  American Express Co.                                  1,200            72,804
  Capital One Financial Corp.                             410            31,496
  SLM Corp.                                               410            19,996
                                                                 --------------
TOTAL CONSUMER FINANCE                                                  124,296
                                                                 --------------
TOTAL FINANCIALS                                                      2,832,841
                                                                 --------------
INFORMATION TECHNOLOGY 9.5%
  COMPUTERS & PERIPHERALS 2.4%
  International Business
      Machines Corp.                                    1,510           146,696
  Hewlett-Packard Co.                                   2,740           112,861
  Apple Computer, Inc.*                                   848            71,944
  Dell, Inc.*                                           2,268            56,904
  EMC Corp.*                                            2,200            29,040
  Sun Microsystems, Inc.*                               3,518            19,068
  Network Appliance, Inc.*                                370            14,534
  SanDisk Corp.*                                          230             9,897
  NCR Corp.*                                              180             7,697
  Lexmark International, Inc.*                            100             7,320

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  QLogic Corp.*                                           160    $        3,507
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                           479,468
                                                                 --------------
  SOFTWARE 2.1%
  Microsoft Corp.                                       8,648           258,229
  Oracle Corp.*                                         4,000            68,560
  Adobe Systems, Inc.*                                    577            23,726
  Symantec Corp.*                                         940            19,599
  Electronic Arts, Inc.*                                  310            15,612
  Intuit, Inc.*                                           350            10,678
  Autodesk, Inc.*                                         230             9,306
  CA, Inc.                                                410             9,286
  BMC Software, Inc.*                                     210             6,762
  Citrix Systems, Inc.*                                   180             4,869
  Compuware Corp.*                                        350             2,916
  Novell, Inc.*                                           338             2,096
  Parametric Technology Corp.*                            110             1,982
                                                                 --------------
TOTAL SOFTWARE                                                          433,621
                                                                 --------------
  COMMUNICATIONS EQUIPMENT 1.7%
  Cisco Systems, Inc.*                                  6,070           165,893
  Qualcomm, Inc.                                        1,646            62,202
  Motorola, Inc.                                        2,420            49,755
  Corning, Inc.*                                        1,558            29,150
  Juniper Networks, Inc.*                                 570            10,796
  Avaya, Inc.*                                            450             6,291
  Tellabs, Inc.*                                          440             4,514
  Comverse Technology, Inc.*                              200             4,222
  JDS Uniphase Corp. -- SP ADR*                           206             3,432
  Ciena Corp.*                                             80             2,217
  ADC Telecommunications, Inc.*                           120             1,744
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                          340,216
                                                                 --------------
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 1.5%
  Intel Corp.                                           5,770           116,842
  Texas Instruments, Inc.                               1,480            42,624
  Applied Materials, Inc.                               1,386            25,572
  Broadcom Corp. -- Class A*                              470            15,186
  Nvidia Corp.*                                           360            13,324
  Advanced Micro Devices, Inc.*                           550            11,193
  Analog Devices, Inc.                                    340            11,176
  Micron Technology, Inc.*                                748            10,442


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  KLA-Tencor Corp.                                        200    $        9,950
  Maxim Integrated Products,
      Inc.                                                320             9,798
  Linear Technology Corp.                                 297             9,005
  Xilinx, Inc.                                            338             8,048
  Altera Corp.*                                           360             7,085
  National Semiconductor Corp.                            290             6,583
  Novellus Systems, Inc.*                                 120             4,130
  LSI Logic Corp.*                                        398             3,582
  Teradyne, Inc.*                                         190             2,842
  PMC - Sierra, Inc.*                                     210             1,409
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                               308,791
                                                                 --------------
  INTERNET SOFTWARE & SERVICES 0.8%
  Google, Inc. -- Class A*                                210            96,701
  eBay, Inc.*                                           1,160            34,881
  Yahoo!, Inc.*                                         1,220            31,159
  VeriSign, Inc.*                                         250             6,012
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                      168,753
                                                                 --------------
  IT CONSULTING & SERVICES 0.7%
  Automatic Data Processing,
      Inc.                                                550            27,088
  First Data Corp.                                        770            19,651
  Western Union Co. -- SP ADR                             770            17,263
  Electronic Data Systems Corp.                           517            14,243
  Paychex, Inc.                                           340            13,444
  Cognizant Technology
      Solutions Corp. -- Class A*                         140            10,802
  Computer Sciences Corp.*                                170             9,073
  Fiserv, Inc.*                                           170             8,911
  Fidelity National Information
      Services, Inc.                                      160             6,414
  Affiliated Computer Services,
      Inc. -- Class A*                                    120             5,861
  Sabre Holdings Corp.                                    130             4,146
  Convergys Corp.*                                        140             3,329
  Unisys Corp.*                                           340             2,666
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                          142,891
                                                                 --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
  Agilent Technologies, Inc.*                             408            14,219

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Molex, Inc.                                             140    $        4,428
  Jabil Circuit, Inc.                                     180             4,419
  Symbol Technologies, Inc.                               250             3,735
  Solectron Corp.*                                        908             2,924
  Tektronix, Inc.                                          80             2,334
  Sanmina-SCI Corp.*                                      530             1,828
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 33,887
                                                                 --------------
  OFFICE ELECTRONICS 0.1%
  Xerox Corp.*                                            970            16,441
                                                                 --------------
TOTAL OFFICE ELECTRONICS                                                 16,441
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                          1,924,068
                                                                 --------------
HEALTH CARE 7.5%
  PHARMACEUTICALS 4.0%
  Johnson & Johnson, Inc.                               2,900           191,458
  Pfizer, Inc.                                          7,210           186,739
  Merck & Co., Inc.                                     2,170            94,612
  Abbott Laboratories                                   1,538            74,916
  Wyeth                                                 1,350            68,742
  Bristol-Myers Squibb Co.                              1,968            51,798
  Eli Lilly & Co.                                         980            51,058
  Schering-Plough Corp.                                 1,476            34,893
  Allergan, Inc.                                          150            17,961
  Forest Laboratories, Inc.*                              320            16,192
  Barr Pharmaceuticals, Inc.*                             105             5,262
  Mylan Laboratories, Inc.                                210             4,192
  King Pharmaceuticals, Inc.*                             240             3,821
  Watson Pharmaceuticals, Inc.*                           100             2,603
                                                                 --------------
TOTAL PHARMACEUTICALS                                                   804,247
                                                                 --------------
  HEALTH CARE PROVIDERS & SERVICES 1.5%
  UnitedHealth Group, Inc.                              1,350            72,536
  WellPoint, Inc.*                                        620            48,788
  Cardinal Health, Inc.                                   410            26,416
  Caremark Rx, Inc.                                       430            24,557
  Aetna, Inc.                                             520            22,454
  Medco Health Solutions, Inc.*                           290            15,498
  McKesson Corp.                                          300            15,210
  CIGNA Corp.                                             100            13,157
  Express Scripts, Inc.*                                  140            10,024
  Laboratory Corporation of
      America Holdings*                                   130             9,551
  Humana, Inc.*                                           170             9,403


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  AmerisourceBergen Corp.                                 190    $        8,542
  Quest Diagnostics, Inc.                                 160             8,480
  Coventry Health Care, Inc.*                             156             7,808
  IMS Health, Inc.                                        200             5,496
  Health Management Associates,
      Inc. -- Class A                                     240             5,066
  Patterson Cos., Inc.*                                   140             4,971
  Manor Care, Inc.                                         70             3,284
  Tenet Healthcare Corp.*                                 470             3,276
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                  314,517
                                                                 --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
  Medtronic, Inc.                                       1,148            61,429
  Baxter International, Inc.                              650            30,154
  Boston Scientific Corp.*                              1,180            20,272
  Zimmer Holdings, Inc.*                                  240            18,811
  Thermo Electron Corp.*                                  410            18,569
  Becton, Dickinson & Co.                                 250            17,538
  Stryker Corp.                                           298            16,423
  St. Jude Medical, Inc.*                                 350            12,796
  Biomet, Inc.                                            240             9,905
  C.R. Bard, Inc.                                         100             8,297
  Hospira, Inc.*                                          156             5,238
  Waters Corp.*                                           100             4,897
  Millipore Corp.*                                         50             3,330
  PerkinElmer, Inc.                                       120             2,668
  Bausch & Lomb, Inc.                                      50             2,603
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  232,930
                                                                 --------------
  BIOTECHNOLOGY 0.9%
  Amgen, Inc.*                                          1,168            79,786
  Gilead Sciences, Inc.*                                  460            29,868
  Celgene Corp.*                                          368            21,171
  Biogen Idec, Inc.*                                      340            16,724
  Genzyme Corp.*                                          260            16,011
  Medimmune, Inc.*                                        240             7,769
  Applera Corp. - Applied
      Biosystems Group                                    180             6,604
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                     177,933
                                                                 --------------
TOTAL HEALTH CARE                                                     1,529,627
                                                                 --------------
INDUSTRIALS 6.8%
  INDUSTRIAL CONGLOMERATES 2.5%
  General Electric Co.                                 10,310           383,635

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Tyco International Ltd.                               1,990    $       60,496
  3M Co.                                                  740            57,668
  Textron, Inc.                                           133            12,472
                                                                 --------------
TOTAL INDUSTRIAL CONGLOMERATES                                          514,271
                                                                 --------------
  AEROSPACE & DEFENSE 1.5%
  Boeing Co.                                              790            70,184
  United Technologies Corp.                             1,000            62,520
  Honeywell International, Inc.                           818            37,006
  Lockheed Martin Corp.                                   360            33,145
  General Dynamics Corp.                                  398            29,591
  Northrop Grumman Corp.                                  350            23,695
  Raytheon Co.                                            440            23,232
  Rockwell Collins, Inc.                                  170            10,759
  L-3 Communications Holdings,
      Inc.                                                120             9,814
  Goodrich Corp.                                          120             5,466
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                               305,412
                                                                 --------------
  MACHINERY 0.9%
  Caterpillar, Inc.                                       650            39,864
  Deere & Co.                                             230            21,866
  Illinois Tool Works, Inc.                               420            19,400
  Danaher Corp.                                           240            17,385
  Paccar, Inc.                                            250            16,225
  Ingersoll-Rand Co. -- Class A                           310            12,130
  Eaton Corp.                                             150            11,271
  ITT Industries, Inc.                                    180            10,228
  Dover Corp.                                             200             9,804
  Parker Hannifin Corp.                                   120             9,226
  Terex Corp.*                                            100             6,458
  Cummins, Inc.                                            50             5,909
  Pall Corp.                                              120             4,146
                                                                 --------------
TOTAL MACHINERY                                                         183,912
                                                                 --------------
  AIR FREIGHT & COURIERS 0.6%
  United Parcel Service, Inc. --
      Class B                                           1,070            80,229
  FedEx Corp.                                             310            33,672
                                                                 --------------
TOTAL AIR FREIGHT & COURIERS                                            113,901
                                                                 --------------
  ROAD & RAIL 0.4%
  Burlington Northern Santa Fe
      Corp.                                               358            26,424


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Union Pacific Corp.                                     267    $       24,569
  Norfolk Southern Corp.                                  400            20,116
  CSX Corp.                                               440            15,149
  Ryder System, Inc.                                       60             3,064
                                                                 --------------
TOTAL ROAD & RAIL                                                        89,322
                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Waste Management, Inc.                                  540            19,856
  Pitney Bowes, Inc.                                      220            10,162
  RR Donnelley & Sons Co.                                 220             7,819
  Robert Half International,
      Inc.                                                170             6,310
  Avery Dennison Corp.                                     90             6,114
  Monster Worldwide, Inc.*                                130             6,063
  Cintas Corp.                                            135             5,361
  Equifax, Inc.                                           125             5,075
  Allied Waste Industries, Inc.*                          250             3,072
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     69,832
                                                                 --------------
  ELECTRICAL EQUIPMENT 0.3%
  Emerson Electric Co.                                    800            35,272
  Rockwell Automation, Inc.                               170            10,384
  Cooper Industries Ltd. --
      Class A                                              90             8,139
  American Power Conversion
      Corp.                                               170             5,200
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                               58,995
                                                                 --------------
  BUILDING PRODUCTS 0.1%
  Masco Corp.                                             390            11,649
  American Standard Cos., Inc.                            170             7,795
                                                                 --------------
TOTAL BUILDING PRODUCTS                                                  19,444
                                                                 --------------
  AIRLINES 0.1%
  Southwest Airlines Co.                                  790            12,103
                                                                 --------------
TOTAL AIRLINES                                                           12,103
                                                                 --------------
  CONSTRUCTION & ENGINEERING 0.0%
  Fluor Corp.                                              90             7,348
                                                                 --------------
TOTAL CONSTRUCTION & ENGINEERING                                          7,348
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  TRADING COMPANIES & DISTRIBUTORS 0.0%
  W.W. Grainger, Inc.                                      70    $        4,896
                                                                 --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                    4,896
                                                                 --------------
TOTAL INDUSTRIALS                                                     1,379,436
                                                                 --------------
CONSUMER DISCRETIONARY 6.6%
  MEDIA 2.3%
  Comcast Corp. -- Class A*                             2,080            88,047
  Time Warner, Inc.                                     3,990            86,902
  Walt Disney Co.                                       2,070            70,939
  News Corp. -- Class A                                 2,340            50,263
  Viacom, Inc. - Class B*                                 700            28,721
  CBS Corp.                                               780            24,320
  McGraw-Hill Cos., Inc.                                  350            23,807
  DIRECTV Group, Inc.*                                    770            19,204
  Omnicom Group, Inc.                                     170            17,772
  Clear Channel Communications,
      Inc.                                                490            17,415
  Gannett Co., Inc.                                       230            13,906
  Univision Communications,
      Inc. -- Class A*                                    250             8,855
  Tribune Co.                                             190             5,848
  Interpublic Group of Cos.,
      Inc.*                                               438             5,361
  EW Scripps Co. -- Class A                                80             3,995
  New York Times Co. -- Class A                           140             3,410
  Dow Jones & Co., Inc.                                    70             2,660
  Meredith Corp.                                           40             2,254
                                                                 --------------
TOTAL MEDIA                                                             473,679
                                                                 --------------
  SPECIALTY RETAIL 1.2%
  Home Depot, Inc.                                      2,040            81,926
  Lowe's Cos., Inc.                                     1,520            47,348
  Best Buy Co., Inc.                                      400            19,676
  Staples, Inc.                                           720            19,224
  TJX Cos., Inc.                                          460            13,119
  Office Depot, Inc.*                                     280            10,688
  Bed Bath & Beyond, Inc.*                                280            10,668
  The Gap, Inc.                                           530            10,335
  Limited Brands, Inc.                                    340             9,840
  Sherwin-Williams Co.                                    110             6,994
  AutoZone, Inc.*                                          50             5,778
  Tiffany & Co.                                           136             5,337
  OfficeMax, Inc.                                          70             3,475
  AutoNation, Inc.*                                       150             3,198


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Circuit City Stores, Inc.                               140    $        2,657
  RadioShack Corp.                                        136             2,282
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                  252,545
                                                                 --------------
  HOTELS, RESTAURANTS & LEISURE 1.0%
  McDonald's Corp.                                      1,240            54,969
  Starbucks Corp.*                                        760            26,919
  Carnival Corp.                                          450            22,072
  Marriott International, Inc.
      -- Class A                                          340            16,225
  Yum! Brands, Inc.                                       267            15,700
  International Game
      Technology, Inc.                                    338            15,616
  Harrah's Entertainment, Inc.                            186            15,386
  Hilton Hotels Corp.                                     390            13,611
  Starwood Hotels & Resorts
      Worldwide, Inc.                                     210            13,125
  Wyndham Worldwide Corp.*                                200             6,404
  Darden Restaurants, Inc.                                150             6,025
  Wendy's International, Inc.                             100             3,309
                                                                 --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                     209,361
                                                                 --------------
  MULTILINE RETAIL 0.7%
  Target Corp.                                            860            49,063
  Kohl's Corp.*                                           330            22,582
  Federated Department Stores,
      Inc.                                                530            20,209
  J.C. Penney Holding Co., Inc.                           230            17,793
  Sears Holdings Corp.*                                    80            13,434
  Nordstrom, Inc.                                         230            11,348
  Dollar General Corp.                                    310             4,979
  Family Dollar Stores, Inc.                              150             4,400
  Big Lots, Inc.*                                         110             2,521
  Dillard's, Inc. -- Class A                               60             2,098
                                                                 --------------
TOTAL MULTILINE RETAIL                                                  148,427
                                                                 --------------
  HOUSEHOLD DURABLES 0.4%
  Fortune Brands, Inc.                                    150            12,809
  Newell Rubbermaid, Inc.                                 280             8,106
  D.R. Horton, Inc.                                       280             7,417
  Lennar Corp. -- Class A                                 140             7,345
  Pulte Homes, Inc.                                       210             6,955
  Centex Corp.                                            120             6,752
  Whirlpool Corp.                                          80             6,642
  Harman International
      Industries, Inc.                                     65             6,494
  Black & Decker Corp.                                     70             5,598

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Leggett & Platt, Inc.                                   180    $        4,302
  KB HOME                                                  80             4,102
  Stanley Works                                            80             4,023
  Snap-On, Inc.                                            60             2,858
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                                 83,403
                                                                 --------------
  TEXTILES & APPAREL 0.3%
  Nike, Inc. -- Class B                                   190            18,816
  Coach, Inc.*                                            368            15,809
  VF Corp.                                                 90             7,387
  Liz Claiborne, Inc.                                     100             4,346
  Jones Apparel Group, Inc.                               110             3,677
                                                                 --------------
TOTAL TEXTILES & APPAREL                                                 50,035
                                                                 --------------
  AUTOMOBILES 0.3%
  Harley-Davidson, Inc.                                   260            18,322
  General Motors Corp.                                    570            17,510
  Ford Motor Co.                                        1,888            14,179
                                                                 --------------
TOTAL AUTOMOBILES                                                        50,011
                                                                 --------------
  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Mattel, Inc.                                            380             8,611
  Eastman Kodak Co.                                       290             7,482
  Hasbro, Inc.                                            160             4,360
  Brunswick Corp.                                          90             2,871
                                                                 --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       23,324
                                                                 --------------
  AUTO COMPONENTS 0.1%
  Johnson Controls, Inc.                                  196            16,841
  Goodyear Tire & Rubber Co.*                             180             3,778
                                                                 --------------
TOTAL AUTO COMPONENTS                                                    20,619
                                                                 --------------
  INTERNET & CATALOG RETAIL 0.1%
  Amazon.com, Inc.*                                       310            12,233
  IAC/InterActiveCorp*                                    220             8,175
                                                                 --------------
TOTAL INTERNET & CATALOG RETAIL                                          20,408
                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES 0.1%
  H&R Block, Inc.                                         320             7,373


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Apollo Group, Inc. -- Class A*                          140    $        5,456
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     12,829
                                                                 --------------
  DISTRIBUTORS 0.0%
  Genuine Parts Co.                                       170             8,063
                                                                 --------------
TOTAL DISTRIBUTORS                                                        8,063
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                          1,352,704
                                                                 --------------
ENERGY 6.1%
  OIL & GAS 5.0%
  Exxon Mobil Corp.                                     5,830           446,753
  Chevron Corp.                                         2,180           160,295
  ConocoPhillips                                        1,650           118,717
  Occidental Petroleum Corp.                              860            41,994
  Marathon Oil Corp.                                      350            32,375
  Valero Energy Corp.                                     600            30,696
  Devon Energy Corp.                                      440            29,515
  Apache Corp.                                            330            21,948
  Anadarko Petroleum Corp.                                460            20,019
  XTO Energy, Inc.                                        370            17,409
  Williams Cos., Inc.                                     600            15,672
  EOG Resources, Inc.                                     240            14,988
  Hess Corp.                                              270            13,384
  Chesapeake Energy Corp.                                 420            12,201
  Kinder Morgan, Inc.                                     105            11,104
  El Paso Corp.                                           710            10,849
  Peabody Energy Corp.                                    260            10,507
  Murphy Oil Corp.                                        190             9,662
  Sunoco, Inc.                                            120             7,483
  Consol Energy, Inc.                                     180             5,783
                                                                 --------------
TOTAL OIL & GAS                                                       1,031,354
                                                                 --------------
  ENERGY EQUIPMENT & SERVICES 1.1%
  Schlumberger Ltd.                                     1,178            74,402
  Halliburton Co.                                       1,010            31,361
  Baker Hughes, Inc.                                      320            23,891
  Transocean, Inc.*                                       290            23,458
  Weatherford International
      Ltd.*                                               340            14,209
  National-Oilwell Varco, Inc.*                           176            10,768
  Noble Corp.                                             136            10,356
  Nabors Industries Ltd.*                                 300             8,934
  BJ Services Co.                                         290             8,503
  Smith International, Inc.                               200             8,214

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Rowan Cos., Inc.                                        110    $        3,652
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                       217,748
                                                                 --------------
TOTAL ENERGY                                                          1,249,102
                                                                 --------------
CONSUMER STAPLES 5.8%
  HOUSEHOLD PRODUCTS 1.4%
  Procter & Gamble Co.                                  3,168           203,607
  Colgate-Palmolive Co.                                   510            33,272
  Kimberly-Clark Corp.                                    460            31,257
  Clorox Co.                                              150             9,623
                                                                 --------------
TOTAL HOUSEHOLD PRODUCTS                                                277,759
                                                                 --------------
  FOOD & DRUG RETAILING 1.3%
  Wal-Mart Stores, Inc.                                 2,460           113,603
  Walgreen Co.                                          1,000            45,890
  CVS Corp.                                               820            25,346
  Costco Wholesale Corp.                                  460            24,320
  Sysco Corp.                                             617            22,681
  Kroger Co.                                              718            16,564
  Safeway, Inc.                                           440            15,207
  Supervalu, Inc.                                         210             7,508
  Whole Foods Market, Inc.                                140             6,570
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                             277,689
                                                                 --------------
  BEVERAGES 1.3%
  PepsiCo, Inc.                                         1,640           102,582
  Coca-Cola Co.                                         2,038            98,334
  Anheuser-Busch Cos., Inc.                               770            37,884
  Constellation Brands, Inc. --
      Class A*                                            210             6,094
  Coca-Cola Enterprises, Inc.                             277             5,656
  Brown-Forman Corp. -- Class B                            80             5,299
  Pepsi Bottling Group, Inc.                              136             4,204
  Molson Coors Brewing Co. --
      Class B                                              50             3,822
                                                                 --------------
TOTAL BEVERAGES                                                         263,875
                                                                 --------------
  TOBACCO 1.0%
  Altria Group, Inc.                                    2,098           180,050
  Reynolds American, Inc.                                 170            11,130


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  UST, Inc.                                               160    $        9,312
                                                                 --------------
TOTAL TOBACCO                                                           200,492
                                                                 --------------
  FOOD PRODUCTS 0.7%
  Archer-Daniels-Midland Co.                              660            21,094
  General Mills, Inc.                                     340            19,584
  H.J. Heinz Co.                                          330            14,853
  ConAgra Foods, Inc.                                     508            13,716
  Sara Lee Corp.                                          750            12,772
  Kellogg Co.                                             250            12,515
  WM Wrigley Jr Co.                                       220            11,378
  Campbell Soup Co.                                       220             8,556
  Hershey Co.                                             170             8,466
  Dean Foods Co.*                                         130             5,496
  McCormick & Co., Inc.                                   130             5,013
  Tyson Foods, Inc. -- Class A                            250             4,113
                                                                 --------------
TOTAL FOOD PRODUCTS                                                     137,556
                                                                 --------------
  PERSONAL PRODUCTS 0.1%
  Avon Products, Inc.                                     440            14,537
  Estee Lauder Cos., Inc. --
      Class A                                             130             5,307
                                                                 --------------
TOTAL PERSONAL PRODUCTS                                                  19,844
                                                                 --------------
TOTAL CONSUMER STAPLES                                                1,177,215
                                                                 --------------
UTILITIES 2.2%
  ELECTRIC UTILITIES 1.3%
  Duke Energy Corp.                                     1,256            41,712
  Exelon Corp.                                            668            41,343
  Southern Co.                                            740            27,276
  TXU Corp.                                               458            24,828
  FPL Group, Inc.                                         400            21,768
  Entergy Corp.                                           210            19,387
  FirstEnergy Corp.                                       320            19,296
  American Electric Power Co.,
      Inc.                                                400            17,032
  Edison International                                    330            15,008
  PPL Corp.                                               380            13,619
  Progress Energy, Inc.                                   250            12,270
  Allegheny Energy, Inc.*                                 170             7,805
  Pinnacle West Capital Corp.                             100             5,069
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                                266,413
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  MULTI-UTILITIES 0.8%
  Dominion Resources, Inc.                                350    $       29,344
  Public Service Enterprise
      Group, Inc.                                         250            16,595
  PG&E Corp.                                              350            16,566
  Sempra Energy                                           260            14,570
  AES Corp.*                                              658            14,502
  Consolidated Edison, Inc.                               260            12,498
  Constellation Energy Group,
      Inc.                                                180            12,397
  Ameren Corp.                                            205            11,015
  Xcel Energy, Inc.                                       410             9,455
  DTE Energy Co.                                          180             8,714
  KeySpan Corp.                                           180             7,412
  NiSource, Inc.                                          270             6,507
  CenterPoint Energy, Inc.                                310             5,140
  CMS Energy Corp.*                                       220             3,674
  TECO Energy, Inc.                                       210             3,618
  Dynegy, Inc. -- Class A*                                380             2,751
                                                                 --------------
TOTAL MULTI-UTILITIES                                                   174,758
                                                                 --------------
  GAS UTILITIES 0.1%
  Questar Corp.                                            90             7,474
  Nicor, Inc.                                              40             1,872
  Peoples Energy Corp.                                     40             1,783
                                                                 --------------
TOTAL GAS UTILITIES                                                      11,129
                                                                 --------------
TOTAL UTILITIES                                                         452,300
                                                                 --------------
TELECOMMUNICATION SERVICES 2.2%
  DIVERSIFIED TELECOMMUNICATION
      SERVICES 1.8%
  AT&T, Inc.                                            3,840           137,280
  Verizon Communications, Inc.                          2,918           108,666
  BellSouth Corp.                                       1,818            85,646
  Qwest Communications
      International, Inc.*                              1,610            13,476
  Embarq Corp.                                            150             7,884
  Windstream Corp.                                        479             6,811
  CenturyTel, Inc.                                        110             4,803
  Citizens Communications Co.                             320             4,598
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                                369,164
                                                                 --------------


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  Sprint Nextel Corp.                                   2,900    $       54,781
  Alltel Corp.                                            370            22,378
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                77,159
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                        446,323
                                                                 --------------
MATERIALS 1.9%
  CHEMICALS 1.0%
  E.I. du Pont de Nemours and
      Co                                                  920            44,813
  Dow Chemical Co.                                        960            38,342
  Monsanto Co.                                            540            28,366
  Praxair, Inc.                                           320            18,986
  Air Products & Chemicals, Inc.                          217            15,251
  PPG Industries, Inc.                                    170            10,916
  Ecolab, Inc.                                            176             7,955
  Rohm & Haas Co.                                         140             7,157
  Sigma-Aldrich Corp.                                      70             5,440
  Eastman Chemical Co.                                     80             4,745
  Ashland, Inc.                                            60             4,151
  International Flavors &
      Fragrances, Inc.                                     80             3,933
  Hercules, Inc.*                                         110             2,124
                                                                 --------------
TOTAL CHEMICALS                                                         192,179
                                                                 --------------
  METALS & MINING 0.6%
  Alcoa, Inc.                                             868            26,049
  Phelps Dodge Corp.                                      200            23,944
  Newmont Mining Corp.                                    450            20,317
  Nucor Corp.                                             300            16,398
  Freeport-McMoRan Copper &
      Gold, Inc. -- Class B                               196            10,923
  Allegheny Technologies, Inc.                            100             9,068
  United States Steel Corp.                               120             8,777
                                                                 --------------
TOTAL METALS & MINING                                                   115,476
                                                                 --------------
  PAPER & FOREST PRODUCTS 0.2%
  Weyerhaeuser Co.                                        240            16,956
  International Paper Co.                                 460            15,686
  MeadWestvaco Corp.                                      180             5,411
                                                                 --------------
TOTAL PAPER & FOREST PRODUCTS                                            38,053
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  CONTAINERS & PACKAGING 0.1%
  Sealed Air Corp.                                         80    $        5,194
  Temple-Inland, Inc.                                     110             5,063
  Pactiv Corp.*                                           130             4,640
  Ball Corp.                                              100             4,360
  Bemis Co.                                               100             3,398
                                                                 --------------
TOTAL CONTAINERS & PACKAGING                                             22,655
                                                                 --------------
  CONSTRUCTION MATERIALS 0.0%
  Vulcan Materials Co.                                     90             8,088
                                                                 --------------
TOTAL CONSTRUCTION MATERIALS                                              8,088
                                                                 --------------
TOTAL MATERIALS                                                         376,451
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $12,127,696)                                                 12,720,067
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
38.1%
Credit Suisse at
  4.90% due 01/01/07+                            $     85,427            85,427
Mizuho, Inc. at
  4.80% due 01/02/07                                2,682,077         2,682,077
Bear Stearns Cos., Inc. at
  4.70% due 01/02/07                                3,742,432         3,742,432
Morgan Stanley at
  4.65% due 01/02/07                                1,247,477         1,247,477
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $7,757,413)                                                   7,757,413
                                                                 --------------
TOTAL INVESTMENTS 100.6%
  (Cost $19,885,109)                                             $   20,477,480
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.6)%                                                $     (123,328)
                                                                 --------------
NET ASSETS - 100.0%                                              $   20,354,152

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 S&P 500 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $5,492,988)                                    77    $       16,293
                                                                 --------------


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                        UNITS            (LOSS)
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
March 2007 S&P 500 Index Swap,
Maturing 03/29/2007**
  (Notional Market Value
  $1,056,901)                                             745    $       (4,918)
March 2007 S&P 500 Index Swap,
Maturing 03/14/2007**
  (Notional Market Value
  $951,188)                                               671            (1,547)
(TOTAL NOTIONAL MARKET VALUE $2,008,089)                         $       (6,465)
                                                                 --------------

*     Non-Income Producing Security.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at December 31, 2006.


--------------------------------------------------------------------------------

INVERSE S&P 500 MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 60.8%
Farmer Mac*
  5.14% due 01/05/07                             $ 50,000,000    $   49,978,583
  5.09% due 01/11/07                               50,000,000        49,936,375
Federal Farm Credit Bank*
  5.13% due 01/30/07                               25,000,000        24,900,250
Federal Home Loan Bank*
  5.14% due 01/10/07                               25,000,000        24,971,445
Freddie Mac*
  5.14% due 01/04/07                               50,000,000        49,985,722
                                                                 --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $199,772,375)                                               199,772,375
                                                                 --------------

                                                    CONTRACTS
-------------------------------------------------------------------------------
OPTIONS PURCHASED
0.0%
Call Options on:
  March 2007 S&P 500 Index
  Futures Contracts
    Expiring March 2007 with
    strike price of 2100                                  150                --
                                                                 --------------
TOTAL OPTIONS PURCHASED
  (Cost $2,483)                                                              --
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
40.3%
Credit Suisse at
4.90% due 01/02/07+                                 8,159,383         8,159,383
Mizuho, Inc. at
4.80% due 01/02/07                                 33,891,733        33,891,733
Bear Stearns Cos., Inc. at
4.70% due 01/02/07                                 47,290,790        47,290,790
Morgan Stanley at
4.65% due 01/02/07                                 15,763,597        15,763,597
Lehman Brothers at
4.60% due 01/02/07+                                27,426,471        27,426,471
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $132,531,974)                                               132,531,974
                                                                 ==============
TOTAL INVESTMENTS 101.1%
  (Cost $332,306,832)                                            $  332,304,349
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (1.1)%                                                $   (3,554,338)
                                                                 --------------
NET ASSETS - 100.0%                                              $  328,750,011

                                                                     UNREALIZED
                                                    CONTRACTS              LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2007 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $26,965,575)                                  378    $       (2,381)
                                                                 --------------

                                                                     UNREALIZED
                                                        UNITS       GAIN (LOSS)
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
March 2007 S&P 500 Index
  Swap, Maturing 03/28/07**
  (Notional Market Value
  $48,888,825)                                         34,470    $      229,262
March 2007 S&P 500 Index
  Swap, Maturing 03/17/07**
  (Notional Market Value
  $252,697,433)                                       178,169          (402,767)
(TOTAL NOTIONAL MARKET VALUE $301,586,258)                       $     (173,505)
                                                                 --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity swap index collateral at December 31, 2006.


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 98.1%

INFORMATION TECHNOLOGY 60.5%
  SOFTWARE 14.9%
  Microsoft Corp.+                                  1,499,002    $   44,760,200
  Oracle Corp.*                                     1,045,067        17,912,448
  Adobe Systems, Inc.*                                233,620         9,606,454
  Symantec Corp.*+                                    453,342         9,452,181
  Intuit, Inc.*                                       228,958         6,985,508
  Electronic Arts, Inc.*                               94,300         4,748,948
  Autodesk, Inc.*+                                     93,410         3,779,369
  Citrix Systems, Inc.*+                              126,241         3,414,819
  BEA Systems, Inc.*                                  267,821         3,369,188
  Check Point Software
      Technologies Ltd.*+                              51,780         1,135,018
                                                                 --------------
TOTAL SOFTWARE                                                      105,164,133
                                                                 --------------
  COMMUNICATIONS EQUIPMENT 12.1%
  Qualcomm, Inc.                                      914,423        34,556,045
  Cisco Systems, Inc.*                              1,103,742        30,165,269
  Research In Motion, Ltd.*                            86,044        10,994,702
  Comverse Technology, Inc.*+                         108,187         2,283,828
  Juniper Networks, Inc.*+                            115,450         2,186,623
  Tellabs, Inc.*                                      211,387         2,168,831
  Telefonaktiebolaget LM
      Ericsson -- SP ADR                               42,670         1,716,614
  JDS Uniphase Corp.*+                                 78,090         1,300,979
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                       85,372,891
                                                                 --------------
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 10.8%
  Intel Corp.                                         868,140        17,579,835
  Lam Research Corp.*                                 227,952        11,538,930
  Applied Materials, Inc.                             508,189         9,376,087
  Broadcom Corp. -- Class A*+                         190,290         6,148,270
  Nvidia Corp.*+                                      158,448         5,864,161
  Altera Corp.*                                       278,753         5,485,859
  Xilinx, Inc.+                                       221,006         5,262,153
  Maxim Integrated Products,
      Inc.                                            128,120         3,923,034
  Microchip Technology, Inc.+                         118,881         3,887,409
  Marvell Technology Group
      Ltd.*+                                          190,060         3,647,251

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Linear Technology Corp.+                            109,590    $    3,322,769
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                            76,035,758
                                                                 --------------
  COMPUTERS & PERIPHERALS 10.0%
  Apple Computer, Inc.*+                              537,762        45,623,728
  Dell, Inc.*+                                        368,900         9,255,701
  Network Appliance, Inc.*+                           213,042         8,368,290
  SanDisk Corp.*+                                     110,465         4,753,309
  Sun Microsystems, Inc.*+                            445,130         2,412,605
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                        70,413,633
                                                                 --------------
  INTERNET SOFTWARE & SERVICES 8.8%
  Google, Inc. -- Class A*+                            58,680        27,020,966
  eBay, Inc.*                                         459,950        13,830,697
  VeriSign, Inc.*                                     429,237        10,323,150
  Yahoo!, Inc.*+                                      253,000         6,461,620
  Akamai Technologies, Inc.*+                          81,024         4,303,995
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                   61,940,428
                                                                 --------------
  IT CONSULTING & SERVICES 3.2%
  Fiserv, Inc.*+                                      261,182        13,691,161
  Cognizant Technology
      Solutions Corp. -- Class A*+                     68,276         5,268,176
  Paychex, Inc.+                                       76,182         3,012,236
  CheckFree Corp.*                                     27,070         1,087,131
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                       23,058,704
                                                                 --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.7%
  CDW Corp.+                                           71,879         5,054,531
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              5,054,531
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                        427,040,078
                                                                 --------------
CONSUMER DISCRETIONARY 17.3%
  MEDIA 5.3%
  Comcast Corp. -- Class A*+                          470,483        19,915,545
  EchoStar Communications Corp.*                      162,523         6,180,750
  Sirius Satellite Radio, Inc.*+                    1,121,140         3,968,836
  Lamar Advertising Co. --
      Class A*+                                        45,639         2,984,334


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  NTL, Inc.                                            95,970    $    2,422,283
  XM Satellite Radio Holdings,
      Inc.*+                                           70,270         1,015,401
  Liberty Global, Inc. -- Class A*                     32,280           940,962
                                                                 --------------
TOTAL MEDIA                                                          37,428,111
                                                                 --------------
  HOTELS, RESTAURANTS & LEISURE 3.1%
  Starbucks Corp.*+                                   460,290        16,303,472
  Wynn Resorts Ltd.+                                   62,455         5,861,401
                                                                 --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                  22,164,873
                                                                 --------------
  SPECIALTY RETAIL 3.1%
  Bed Bath & Beyond, Inc.*+                           156,380         5,958,078
  Petsmart, Inc.+                                     196,315         5,665,651
  Staples, Inc.+                                      135,620         3,621,054
  American Eagle Outfitters,
      Inc.                                            107,910         3,367,871
  Ross Stores, Inc.                                    73,290         2,147,397
  Urban Outfitters, Inc.*+                             43,920         1,011,478
                                                                 --------------
TOTAL SPECIALTY RETAIL                                               21,771,529
                                                                 --------------
  INTERNET & CATALOG RETAIL 2.7%
  Liberty Media Corp -
      Interactive*                                    316,513         6,827,185
  IAC/InterActiveCorp*+                               147,014         5,463,040
  Amazon.com, Inc.*+                                  111,310         4,392,293
  Expedia, Inc.*                                      126,260         2,648,935
                                                                 --------------
TOTAL INTERNET & CATALOG RETAIL                                      19,331,453
                                                                 --------------
  MULTILINE RETAIL 1.8%
  Sears Holdings Corp.*+                               76,320        12,816,418
                                                                 --------------
TOTAL MULTILINE RETAIL                                               12,816,418
                                                                 --------------
  HOUSEHOLD DURABLES 0.8%
  Garmin Ltd.+                                         99,734         5,551,194
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                              5,551,194
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  COMMERCIAL SERVICES & SUPPLIES 0.5%
  Apollo Group, Inc. -- Class A*+                      80,132    $    3,122,744
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  3,122,744
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                        122,186,322
                                                                 --------------
HEALTH CARE 13.4%
  BIOTECHNOLOGY 9.2%
  Amgen, Inc.*+                                       332,822        22,735,071
  Gilead Sciences, Inc.*                              274,156        17,800,949
  Celgene Corp.*+                                     178,375        10,261,914
  Genzyme Corp.*+                                     143,670         8,847,198
  Biogen Idec, Inc.*+                                  81,640         4,015,872
  Amylin Pharmaceuticals, Inc.*+                       29,620         1,068,393
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                  64,729,397
                                                                 --------------
  PHARMACEUTICALS 1.7%
  Teva Pharmaceutical
      Industries Ltd. -- SP ADR+                      286,612         8,907,901
  Sepracor, Inc.*+                                     46,640         2,872,091
                                                                 --------------
TOTAL PHARMACEUTICALS                                                11,779,992
                                                                 --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
  Biomet, Inc.                                        158,606         6,545,670
  DENTSPLY International, Inc.                         55,360         1,652,496
  Intuitive Surgical, Inc.*+                           16,800         1,611,120
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                9,809,286
                                                                 --------------
  HEALTH CARE PROVIDERS & SERVICES 1.1%
  Express Scripts, Inc.*+                              57,428         4,111,845
  Patterson Cos., Inc.*+                               66,151         2,349,022
  Lincare Holdings, Inc.*                              36,960         1,472,486
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                7,933,353
                                                                 --------------
TOTAL HEALTH CARE                                                    94,252,028
                                                                 --------------


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
INDUSTRIALS 4.2%
  MACHINERY 1.5%
  Paccar, Inc.+                                       127,126    $    8,250,477
  Joy Global, Inc.+                                    53,456         2,584,063
                                                                 --------------
TOTAL MACHINERY                                                      10,834,540
                                                                 --------------
  AIR FREIGHT & COURIERS 1.0%
  Expeditors International
      Washington, Inc.+                                95,200         3,855,600
  CH Robinson Worldwide, Inc.+                         76,586         3,131,602
                                                                 --------------
TOTAL AIR FREIGHT & COURIERS                                          6,987,202
                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES 0.9%
  Cintas Corp.+                                        90,213         3,582,358
  Monster Worldwide, Inc.*+                            61,864         2,885,337
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  6,467,695
                                                                 --------------
  ELECTRICAL EQUIPMENT 0.4%
  American Power Conversion
      Corp.+                                           92,720         2,836,305
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                            2,836,305
                                                                 --------------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  Fastenal Co.+                                        67,847         2,434,350
                                                                 --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                2,434,350
                                                                 --------------
TOTAL INDUSTRIALS                                                    29,560,092
                                                                 --------------
CONSUMER STAPLES 1.2%
  FOOD & DRUG RETAILING 1.2%
  Costco Wholesale Corp.+                             104,760         5,538,661
  Whole Foods Market, Inc.+                            66,248         3,109,019
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                           8,647,680
                                                                 --------------
TOTAL CONSUMER STAPLES                                                8,647,680
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 1.0%
  WIRELESS TELECOMMUNICATION SERVICES 1.0%
  NII Holdings, Inc. -- Class B*+                      66,250    $    4,269,150
  Millicom International
      Cellular SA*+                                    44,158         2,721,899
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                             6,991,049
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                      6,991,049
                                                                 --------------
MATERIALS 0.3%
  CHEMICALS 0.3%
  Sigma-Aldrich Corp.                                  25,330         1,968,648
                                                                 --------------
TOTAL CHEMICALS                                                       1,968,648
                                                                 --------------
TOTAL MATERIALS                                                       1,968,648
                                                                 --------------
ENERGY 0.2%
  ENERGY EQUIPMENT & SERVICES 0.2%
  Patterson-UTI Energy, Inc.+                          74,270         1,725,292
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                     1,725,292
                                                                 --------------
TOTAL ENERGY                                                          1,725,292
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $387,272,898)                                               692,371,189
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------
REPURCHASE AGREEMENTS
0.9%
Credit Suisse at
  4.90% due 01/02/07                             $    417,502           417,502
Mizuho, Inc. at
  4.80% due 01/02/07                                2,078,181         2,078,181
Bear Stearns Cos., Inc. at
  4.70% due 01/02/07                                2,899,787         2,899,787
Morgan Stanley at
  4.65% due 01/02/07                             $    966,596    $      966,596
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $6,362,066)                                                   6,362,066
                                                                 --------------


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 31.0%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
      U.S. Bancorp                                219,061,233       219,061,233
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $219,061,233)                                              $  219,061,233
                                                                 ==============
TOTAL INVESTMENTS 130.0%
  (Cost $612,696,196)                                            $  917,794,488
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (30.0)%                                               $ (211,638,298)
                                                                 --------------
NET ASSETS - 100.0%                                              $  706,156,190

                                                                     UNREALIZED
                                                    CONTRACTS              LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 Nasdaq 100 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $1,774,500)                                    50    $      (33,157)
                                                                 --------------

                                                        UNITS
-------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
March 2007 Nasdaq 100 Index
Swap, Maturing 3/28/07**
  (Notional Market Value
  $12,465,262)                                          7,095    $       (2,967)
March 2007 Nasdaq 100 Index
Swap, Maturing 3/14/07**
  (Notional Market Value
  $425,581)                                               242            (6,793)
(TOTAL NOTIONAL MARKET VALUE $12,890,842)                        $       (9,760)
                                                                 --------------

*     Non-Income Producing Security.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at December 31, 2006


--------------------------------------------------------------------------------

INVERSE OTC MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                    CONTRACTS             VALUE
-------------------------------------------------------------------------------
OPTIONS PURCHASED
0.0%
Call Options on:
  March 2007 Nasdaq 100 Index
  Futures Contracts
    Expiring March 2007 with
    strike price of 2700                                  150    $           --
                                                                 --------------
TOTAL OPTIONS PURCHASED
  (Cost $1,357)                                                              --
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
97.3%
Credit Suisse at
  4.90% due 01/02/07+                            $  6,330,971         6,330,971
Mizuho, Inc. at
  4.80% due 01/02/07                               39,067,926        39,067,926
Bear Stearns Cos., Inc. at
  4.70% due 01/02/07                               54,513,384        54,513,384
Morgan Stanley at
  4.65% due 01/02/07                               18,171,128        18,171,128
Lehman Brothers, Inc. at
  4.60% due 01/02/07+                               9,013,865         9,013,865
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $127,097,274)                                               127,097,274
                                                                 --------------
TOTAL INVESTMENTS 97.3%
  (Cost $127,098,631)                                            $  127,097,274
                                                                 --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 2.7%                                             $    3,469,618
                                                                 --------------
NET ASSETS - 100.0%                                              $  130,566,892

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2007 Nasdaq 100 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $4,436,250)                                   125    $       94,586
                                                                 --------------

                                                                     UNREALIZED
                                                        UNITS              GAIN
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
March 2007 Nasdaq 100 Index
Swap, Maturing 03/14/07*
  (Notional Market Value
  $88,841,079)                                         50,567    $    1,557,776
March 2007 Nasdaq 100 Index
Swap, Maturing 03/28/07*
  (Notional Market Value
  $36,829,623)                                         20,963            46,069
(TOTAL NOTIONAL MARKET VALUE $125,670,702)                       $    1,603,845
                                                                 --------------

*     Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at December 31, 2006.


--------------------------------------------------------------------------------

MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 85.8%

FINANCIALS 15.1%
  INSURANCE 4.9%
  Everest Re Group Ltd.                                 4,340    $      425,797
  W.R. Berkley Corp.                                   11,716           404,319
  HCC Insurance Holdings, Inc.                         10,660           342,079
  Protective Life Corp.                                 6,780           322,050
  American Financial Group,
      Inc.                                              8,195           294,283
  Horace Mann Educators Corp.                          11,517           232,643
  Stancorp Financial Group,
      Inc.                                              2,530           113,977
  Old Republic International
      Corp.                                             4,148            96,566
  Fidelity National Financial,
      Inc. -- Class A                                   1,830            43,700
                                                                 --------------
TOTAL INSURANCE                                                       2,275,414
                                                                 --------------
  REAL ESTATE 3.6%
  Regency Centers Corp.                                 4,980           389,287
  AMB Property Corp.                                    6,420           376,276
  Liberty Property Trust+                               7,080           347,911
  Potlatch Corp.+                                       6,210           272,122
  Hospitality Properties Trust+                         2,670           126,905
  Macerich Co.+                                         1,210           104,750
  Developers Diversified
      Realty Corp.+                                       843            53,067
  Longview Fibre Co.+                                      26               571
                                                                 --------------
TOTAL REAL ESTATE                                                     1,670,889
                                                                 --------------
  CAPITAL MARKETS 2.2%
  A.G. Edwards, Inc.+                                   6,204           392,651
  SEI Investments Co.+                                  4,060           241,814
  Investors Financial Services
      Corp.+                                            4,960           211,643
  Nuveen Investments, Inc. --
      Class A                                           2,860           148,377
  Eaton Vance Corp.+                                    1,310            43,243
                                                                 --------------
TOTAL CAPITAL MARKETS                                                 1,037,728
                                                                 --------------
  BANKS 2.1%
  Colonial BancGroup, Inc.                             13,500           347,490
  Cullen/Frost Bankers, Inc.                            6,060           338,269
  Greater Bay Bancorp+                                  9,580           252,242
  Cathay General Bancorp                                1,900            65,569

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Mercantile Bankshares Corp.                              80    $        3,743
                                                                 --------------
TOTAL BANKS                                                           1,007,313
                                                                 --------------
  THRIFTS & MORTGAGE FINANCE 1.6%
  PMI Group, Inc.+                                      7,700           363,209
  Radian Group, Inc.+                                   6,660           359,041
  Webster Financial Corp.                                 620            30,206
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                        752,456
                                                                 --------------
  CONSUMER FINANCE 0.7%
  AmeriCredit Corp.*+                                  12,820           322,679
                                                                 --------------
TOTAL CONSUMER FINANCE                                                  322,679
                                                                 --------------
TOTAL FINANCIALS                                                      7,066,479
                                                                 --------------
INDUSTRIALS 13.5%
  MACHINERY 3.6%
  Joy Global, Inc.+                                     8,850           427,809
  Oshkosh Truck Corp.                                   6,780           328,288
  Timken Co.+                                          10,130           295,593
  Crane Co.                                             6,990           256,114
  Nordson Corp.                                         3,310           164,937
  Lincoln Electric Holdings,
      Inc.                                              2,620           158,300
  AGCO Corp.*                                           2,560            79,206
  Graco, Inc.+                                              3               119
                                                                 --------------
TOTAL MACHINERY                                                       1,710,366
                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES 3.6%
  Manpower, Inc.                                        5,900           442,087
  Adesa, Inc.                                          10,970           304,417
  Dun & Bradstreet Corp.*                               2,950           244,231
  Korn/Ferry International,
      Inc.*+                                           10,170           233,503
  Navigant Consulting, Inc.*+                          11,760           232,378
  Kelly Services, Inc.                                  7,570           219,076
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,675,692
                                                                 --------------
  ROAD & RAIL 1.7%
  Avis Budget Group, Inc.                              12,980           281,536
  YRC Worldwide, Inc.*+                                 7,050           265,997
  Swift Transportation Co.,
      Inc.*                                             8,990           236,167


--------------------------------------------------------------------------------

MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Con-way, Inc.                                            11    $          484
                                                                 --------------
TOTAL ROAD & RAIL                                                       784,184
                                                                 --------------
  AEROSPACE & DEFENSE 1.2%
  Precision Castparts Corp.+                            5,200           407,056
  DRS Technologies, Inc.+                               3,410           179,639
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                               586,695
                                                                 --------------
  CONSTRUCTION & ENGINEERING 1.2%
  Quanta Services, Inc.*                               15,260           300,164
  Granite Construction, Inc.                            5,070           255,123
                                                                 --------------
TOTAL CONSTRUCTION & ENGINEERING                                        555,287
                                                                 --------------
  AIR FREIGHT & COURIERS 0.7%
  Expeditors International
      Washington, Inc.+                                 6,550           265,275
  CH Robinson Worldwide, Inc.+                          1,779            72,743
                                                                 --------------
TOTAL AIR FREIGHT & COURIERS                                            338,018
                                                                 --------------
  TRADING COMPANIES & DISTRIBUTORS 0.7%
  United Rentals, Inc.*                                10,410           264,726
  MSC Industrial Direct Co. --
      Class A+                                          1,090            42,674
                                                                 --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  307,400
                                                                 --------------
  INDUSTRIAL CONGLOMERATES 0.4%
  Teleflex, Inc.                                        2,960           191,098
  Carlisle Cos., Inc.                                       5               392
                                                                 --------------
TOTAL INDUSTRIAL CONGLOMERATES                                          191,490
                                                                 --------------
  ELECTRICAL EQUIPMENT 0.4%
  Roper Industries, Inc.+                               1,810            90,935
  Thomas & Betts Corp.*                                 1,850            87,468
  AMETEK, Inc.                                            235             7,482
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                              185,885
                                                                 --------------
TOTAL INDUSTRIALS                                                     6,335,017
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 13.3%
  SPECIALTY RETAIL 6.2%
  American Eagle Outfitters,
      Inc.                                             13,710    $      427,889
  Abercrombie & Fitch Co. --
      Class A                                           6,090           424,047
  Foot Locker, Inc.+                                   14,220           311,844
  Rent-A-Center, Inc.*+                                 9,890           291,854
  Payless Shoesource, Inc.*                             8,840           290,129
  AnnTaylor Stores Corp.*                               8,429           276,808
  Regis Corp.                                           6,860           271,244
  Aeropostale, Inc.*                                    8,570           264,556
  Charming Shoppes, Inc.*                              15,970           216,074
  Dick's Sporting Goods, Inc.*+                         1,330            65,157
  GameStop Corp. -- Class A*+                           1,060            58,417
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                2,898,019
                                                                 --------------
  HOUSEHOLD DURABLES 1.7%
  Mohawk Industries, Inc.*+                             4,500           336,870
  Tupperware Brands Corp.+                             11,670           263,859
  Furniture Brands
      International, Inc.+                              8,820           143,148
  M.D.C. Holdings, Inc.                                 1,402            79,984
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                                823,861
                                                                 --------------
  MEDIA 1.5%
  Lee Enterprises, Inc.                                 8,610           267,427
  Harte-Hanks, Inc.                                     8,930           247,450
  Media General, Inc.                                   3,359           124,854
  Valassis Communications,
      Inc.*+                                            5,170            74,965
                                                                 --------------
TOTAL MEDIA                                                             714,696
                                                                 --------------
  MULTILINE RETAIL 1.1%
  Dollar Tree Stores, Inc.*+                            9,560           287,756
  99 Cents Only Stores*                                20,420           248,511
                                                                 --------------
TOTAL MULTILINE RETAIL                                                  536,267
                                                                 --------------
  HOTELS, RESTAURANTS & LEISURE 1.1%
  Ruby Tuesday, Inc.+                                   8,750           240,100
  Bob Evans Farms, Inc.                                 4,470           152,963
  International Speedway Corp.
      -- Class A                                        1,290            65,842


--------------------------------------------------------------------------------

MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  CBRL Group, Inc.                                        880    $       39,389
                                                                 --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                     498,294
                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES 0.8%
  DeVry, Inc.                                           9,700           271,600
  Sotheby's Holdings, Inc. --
      Class A                                           2,870            89,027
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    360,627
                                                                 --------------
  AUTO COMPONENTS 0.5%
  BorgWarner, Inc.                                      3,780           223,096
                                                                 --------------
TOTAL AUTO COMPONENTS                                                   223,096
                                                                 --------------
  TEXTILES & APPAREL 0.3%
  Polo Ralph Lauren Corp.                               1,610           125,033
  Timberland Co. -- Class A*+                              11               347
                                                                 --------------
TOTAL TEXTILES & APPAREL                                                125,380
                                                                 --------------
  AUTOMOBILES 0.1%
  Thor Industries, Inc.+                                1,250            54,988
                                                                 --------------
TOTAL AUTOMOBILES                                                        54,988
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                          6,235,228
                                                                 --------------
INFORMATION TECHNOLOGY 13.3%
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 3.2%
  Lam Research Corp.*+                                  8,950           453,049
  Intersil Corp. -- Class A                            13,230           316,462
  Integrated Device
      Technology, Inc.*                                16,500           255,420
  MEMC Electronic Materials,
      Inc.*+                                            6,210           243,059
  Atmel Corp.*                                         13,980            84,579
  Fairchild Semiconductor
      International, Inc.*                              4,150            69,761
  Microchip Technology, Inc.+                           1,800            58,860
  Silicon Laboratories, Inc.*+                            170             5,891
  Semtech Corp.*                                          220             2,875
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                             1,489,956
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.6%
  Vishay Intertechnology,
      Inc.*+                                           22,190    $      300,453
  Ingram Micro, Inc. -- Class A*                       12,530           255,737
  Tech Data Corp.*                                      5,070           192,001
  Plexus Corp.*+                                        7,862           187,745
  Avnet, Inc.*                                          6,950           177,434
  CDW Corp.+                                            1,370            96,338
  Amphenol Corp. -- Class A                               230            14,278
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              1,223,986
                                                                 --------------
  IT CONSULTING & SERVICES 2.3%
  BISYS Group, Inc.*                                   21,230           274,079
  Acxiom Corp.                                         10,500           269,325
  CSG Systems International,
      Inc.*                                             9,060           242,174
  SRA International, Inc. --
      Class A*+                                         8,400           224,616
  Alliance Data Systems Corp.*                          1,370            85,584
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                        1,095,778
                                                                 --------------
  SOFTWARE 2.1%
  Sybase, Inc.*+                                       11,580           286,026
  Fair Isaac Corp.                                      6,950           282,518
  Jack Henry & Associates,
      Inc.+                                            10,880           232,832
  Mentor Graphics Corp.*                                5,860           105,656
  Macrovision Corp.*                                    1,920            54,259
                                                                 --------------
TOTAL SOFTWARE                                                          961,291
                                                                 --------------
  COMMUNICATIONS EQUIPMENT 1.6%
  Polycom, Inc.*+                                       9,490           293,336
  CommScope, Inc.*+                                     8,727           265,999
  Harris Corp.                                          3,150           144,459
  ADTRAN, Inc.+                                         1,860            42,222
  Dycom Industries, Inc.*+                                470             9,926
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                          755,942
                                                                 --------------
  COMPUTERS & PERIPHERALS 1.5%
  Western Digital Corp.*                               17,420           356,413
  Palm, Inc.*+                                         18,040           254,184


--------------------------------------------------------------------------------

MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Diebold, Inc.+                                        1,780    $       82,948
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                           693,545
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                          6,220,498
                                                                 --------------
HEALTH CARE 9.1%
  HEALTH CARE PROVIDERS & SERVICES 3.6%
  Covance, Inc.*+                                       5,631           331,722
  Universal Health Services,
      Inc. -- Class B                                   5,700           315,951
  Psychiatric Solutions, Inc.*                          7,070           265,267
  LifePoint Hospitals, Inc.*                            7,830           263,871
  Apria Healthcare Group, Inc.*                         9,536           254,134
  Health Net, Inc.*                                     2,460           119,704
  Omnicare, Inc.+                                       3,040           117,435
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                1,668,084
                                                                 --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 3.0%
  DENTSPLY International, Inc.                         11,780           351,633
  Hillenbrand Industries, Inc.                          5,660           322,224
  Edwards Lifesciences Corp.*                           6,440           302,938
  Advanced Medical Optics,
      Inc.*+                                            7,830           275,616
  Varian Medical Systems,
      Inc.*+                                            2,990           142,234
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                1,394,645
                                                                 --------------
  BIOTECHNOLOGY 1.9%
  Cephalon, Inc.*+                                      4,835           340,432
  Martek Biosciences Corp.*+                            9,410           219,629
  Charles River Laboratories
      International, Inc.*+                             4,780           206,735
  Millennium Pharmaceuticals,
      Inc.*                                             8,920            97,228
  Techne Corp.*                                           760            42,142
  Vertex Pharmaceuticals, Inc.*                            90             3,368
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                     909,534
                                                                 --------------
  PHARMACEUTICALS 0.6%
  Perrigo Co.+                                          8,440           146,012
  Sepracor, Inc.*+                                      2,020           124,392

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Par Pharmaceutical Cos., Inc.*                          930    $       20,804
                                                                 --------------
TOTAL PHARMACEUTICALS                                                   291,208
                                                                 --------------
TOTAL HEALTH CARE                                                     4,263,471
                                                                 --------------
UTILITIES 7.4%
  MULTI-UTILITIES 3.2%
  Wisconsin Energy Corp.                                8,440           400,562
  OGE Energy Corp.+                                     8,350           334,000
  Puget Energy, Inc.                                   12,210           309,646
  NSTAR+                                                6,730           231,243
  Aquila, Inc.*                                        43,260           203,322
  SCANA Corp.                                              12               487
                                                                 --------------
TOTAL MULTI-UTILITIES                                                 1,479,260
                                                                 --------------
  ELECTRIC UTILITIES 2.8%
  Sierra Pacific Resources*                            20,004           336,667
  Pepco Holdings, Inc.+                                12,204           317,426
  Westar Energy, Inc.+                                 10,640           276,214
  Black Hills Corp.                                     4,890           180,637
  IDACORP, Inc.                                         4,640           179,336
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                              1,290,280
                                                                 --------------
  GAS UTILITIES 1.4%
  Oneok, Inc.                                           8,510           366,951
  AGL Resources, Inc.                                   7,980           310,502
                                                                 --------------
TOTAL GAS UTILITIES                                                     677,453
                                                                 --------------
TOTAL UTILITIES                                                       3,446,993
                                                                 --------------
ENERGY 6.8%
  OIL & GAS 3.8%
  Noble Energy, Inc.+                                  10,100           495,607
  Newfield Exploration Co.*                             8,710           400,224
  Plains Exploration &
      Production Co.*+                                  6,950           330,334
  Pogo Producing Co.+                                   5,540           268,358
  Overseas Shipholding Group,
      Inc.+                                             4,523           254,645
  Southwestern Energy Co.*+                             1,280            44,864
                                                                 --------------
TOTAL OIL & GAS                                                       1,794,032
                                                                 --------------


--------------------------------------------------------------------------------

MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  ENERGY EQUIPMENT & SERVICES 3.0%
  ENSCO International, Inc.+                            9,179    $      459,501
  Grant Prideco, Inc.*                                  7,860           312,592
  Tidewater, Inc.+                                      5,720           276,619
  Pride International, Inc.*+                           5,850           175,558
  Patterson-UTI Energy, Inc.+                           5,420           125,907
  Cameron International Corp.*+                           390            20,689
  Hanover Compressor Co.*+                                850            16,057
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                     1,386,923
                                                                 --------------
TOTAL ENERGY                                                          3,180,955
                                                                 --------------
MATERIALS 4.9%
  CHEMICALS 3.2%
  Lyondell Chemical Co.+                               15,690           401,193
  FMC Corp.                                             4,200           321,510
  Valspar Corp.                                        10,740           296,854
  Cytec Industries, Inc.+                               3,291           185,974
  Airgas, Inc.                                          4,487           181,813
  Albemarle Corp.                                       1,300            93,340
                                                                 --------------
TOTAL CHEMICALS                                                       1,480,684
                                                                 --------------
  METALS & MINING 1.0%
  Steel Dynamics, Inc.+                                 9,520           308,924
  Reliance Steel & Aluminum
      Co.+                                              3,373           132,829
  Commercial Metals Co.                                 1,050            27,090
                                                                 --------------
TOTAL METALS & MINING                                                   468,843
                                                                 --------------
  CONTAINERS & PACKAGING 0.7%
  Sonoco Products Co.                                   8,960           341,018
                                                                 --------------
TOTAL CONTAINERS & PACKAGING                                            341,018
                                                                 --------------
TOTAL MATERIALS                                                       2,290,545
                                                                 --------------
CONSUMER STAPLES 2.1%
  HOUSEHOLD PRODUCTS 0.6%
  Energizer Holdings, Inc.*+                            4,410           313,066
                                                                 --------------
TOTAL HOUSEHOLD PRODUCTS                                                313,066
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  FOOD PRODUCTS 0.6%
  J.M. Smucker Co.                                      6,200    $      300,514
                                                                 --------------
TOTAL FOOD PRODUCTS                                                     300,514
                                                                 --------------
  PERSONAL PRODUCTS 0.6%
  Alberto-Culver Co. -- SP ADR                         12,630           270,914
                                                                 --------------
TOTAL PERSONAL PRODUCTS                                                 270,914
                                                                 --------------
  BEVERAGES 0.3%
  Hansen Natural Corp.*                                 2,430            81,842
  PepsiAmericas, Inc.                                   2,200            46,156
                                                                 --------------
TOTAL BEVERAGES                                                         127,998
                                                                 --------------
TOTAL CONSUMER STAPLES                                                1,012,492
                                                                 --------------
TELECOMMUNICATION SERVICES 0.3%
  WIRELESS TELECOMMUNICATION SERVICES 0.2%
  Telephone & Data Systems,
      Inc.+                                             1,830            99,424
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                99,424
                                                                 --------------
  DIVERSIFIED TELECOMMUNICATION
      SERVICES 0.1%
  Cincinnati Bell, Inc.*                                9,080            41,495
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                                 41,495
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                        140,919
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $36,621,179)                                                 40,192,597
                                                                 --------------


--------------------------------------------------------------------------------

MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
9.7%
Credit Suisse at
  4.90% due 01/02/07 +                           $  1,167,441         1,167,441
Mizuho, Inc. at
  4.80% due 01/02/07                             $  1,178,524    $    1,178,524
Bear Stearns Cos., Inc. at
  4.70% due 01/02/07                                1,644,452         1,644,452
Morgan Stanley at
  4.65% due 01/02/07                                  548,150           548,150
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $4,538,567)                                                   4,538,567
                                                                 --------------
SECURITIES LENDING COLLATERAL 22.2%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
      U.S. Bancorp                                 10,381,663        10,381,663
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,381,663)                                                   10,381,663
                                                                 ==============
TOTAL INVESTMENTS 117.7%
  (Cost $51,541,409)                                             $   55,112,827
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (17.7)%                                               $   (8,302,748)
                                                                 --------------
NET ASSETS - 100.0%                                              $   46,810,079

                                                                     UNREALIZED
                                                    CONTRACTS              LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 S&P MidCap 400
Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $13,358,400)                                  165    $     (219,169)
                                                                 --------------

                                                        UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
February 2007 S&P MidCap 400
Index Swap, Maturing 02/21/07**
  (Notional Value $ 16,822,179)                        20,913    $     (226,260)
                                                                 --------------

*     Non-Income Producing Security.

** Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at December 31, 2006.


--------------------------------------------------------------------------------

INVERSE MID-CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
95.7%
Credit Suisse at
    4.90% due 01/02/07+                          $    732,322    $      732,322
Mizuho, Inc. at
    4.80% due 01/02/07                              4,103,827         4,103,827
Bear Stearns, Inc. at
    4.70% due 01/02/07                              5,726,270         5,726,270
Morgan Stanley at
    4.65% due 01/02/07                              1,908,757         1,908,757
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $12,471,176)                                                 12,471,176
                                                                 --------------
TOTAL INVESTMENTS 95.7%
  (Cost $12,471,176)                                             $   12,471,176
                                                                 --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 4.3%                                             $      556,912
                                                                 --------------
NET ASSETS - 100.0%                                              $   13,028,088

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2007 S&P MidCap 400
Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $4,857,600)                                    60    $       57,479
                                                                 --------------

                                                        UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
February 2007 S&P MidCap 400
Index Swap, Maturing 02/21/07*
  (Notional Market Value
  $8,643,860)                                          10,746    $       84,920
                                                                 --------------

* Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at December 31, 2006.

--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 92.7%

FINANCIALS 20.3%
  REAL ESTATE 6.9%
  Alexandria Real Estate
      Equities, Inc.+                                   2,810    $      282,124
  Realty Income Corp.+                                 10,050           278,385
  Nationwide Health Properties,
      Inc.+                                             8,710           263,216
  Home Properties, Inc.+                                3,910           231,746
  LaSalle Hotel Properties+                             5,020           230,167
  Post Properties, Inc.+                                4,920           224,844
  Entertainment Properties
      Trust+                                            3,700           216,228
  Potlatch Corp.+                                       4,850           212,527
  Corporate Office Properties
      Trust SBI+                                        4,160           209,955
  American Home Mortgage
      Investment Corp.+                                 5,870           206,154
  Washington Real Estate
      Investment Trust+                                 5,100           204,000
  Sunstone Hotel Investors,
      Inc.+                                             7,180           191,921
  Strategic Hotel Capital, Inc.+                        8,770           191,098
  Senior Housing Properties
      Trust+                                            7,500           183,600
  BioMed Realty Trust, Inc.+                            6,360           181,896
  Newcastle Investment Corp.                            5,680           177,898
  Pennsylvania Real Estate
      Investment Trust+                                 4,450           175,241
  Spirit Finance Corp.                                 13,132           163,756
  FelCor Lodging Trust, Inc.                            7,420           162,053
  Equity Lifestyle Properties,
      Inc.+                                             2,920           158,936
  Cousins Properties, Inc.                              4,380           154,483
  Eastgroup Properties, Inc.+                           2,770           148,361
  Tanger Factory Outlet
      Centers, Inc.                                     3,750           146,550
  Highwoods Properties, Inc.+                           3,540           144,290
  PS Business Parks, Inc.                               1,990           140,713
  Sovran Self Storage, Inc.+                            2,370           135,754
  Highland Hospitality Corp.+                           9,190           130,957
  Franklin Street Properties
      Corp., Inc.                                       6,170           129,878
  Acadia Realty Trust                                   5,010           125,350
  Ashford Hospitality Trust,
      Inc. -- SP ADR                                    9,970           124,127
  Anthracite Capital, Inc.+                             9,550           121,572
  NorthStar Realty Finance
      Corp. -- SP ADR                                   7,170           118,807
  Parkway Properties, Inc.                              2,300           117,323

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Medical Properties Trust,
      Inc. -- SP ADR+                                   7,420    $      113,526
  Equity Inns, Inc.+                                    7,040           112,358
  Innkeepers USA Trust+                                 7,140           110,670
  Impac Mortgage Holdings, Inc.+                       12,560           110,528
  Capital Trust, Inc. -- Class A+                       2,070           103,376
  Kite Realty Group Trust -- SP
      ADR                                               5,470           101,851
  RAIT Financial Trust                                  2,840            97,923
  Winston Hotels, Inc.                                  6,850            90,763
  First Potomac Realty Trust+                           2,590            75,395
                                                                 --------------
TOTAL REAL ESTATE                                                     6,800,300
                                                                 --------------
  BANKS 6.7%
  SVB Financial Group*+                                 5,832           271,888
  Cathay General Bancorp                                7,770           268,143
  Westamerica Bancorporation+                           5,100           258,213
  Pacific Capital Bancorp+                              7,590           254,872
  Chittenden Corp.                                      7,770           238,461
  International Bancshares Corp.                        7,670           237,080
  Greater Bay Bancorp+                                  8,320           219,066
  Sterling Financial Corp.+                             5,990           202,522
  Central Pacific Financial
      Corp.+                                            5,110           198,064
  Wintrust Financial Corp.+                             4,020           193,040
  Citizens Banking Corp.                                7,140           189,210
  Provident Bankshares Corp.+                           5,280           187,968
  MB Financial Corp.                                    4,650           174,886
  First Community Bancorp                               3,250           169,877
  Boston Private Financial
      Holdings, Inc.                                    5,850           165,028
  First Republic Bank+                                  4,160           162,573
  National Penn Bancshares,
      Inc.+                                             7,990           161,798
  UMB Financial Corp.                                   4,300           156,993
  Hanmi Financial Corp.                                 6,710           151,176
  Sterling Bancshares, Inc.                            11,295           147,061
  CVB Financial Corp.                                  10,160           146,914
  Prosperity Bancshares, Inc.                           4,210           145,287
  Chemical Financial Corp.                              4,170           138,861
  Signature Bank*                                       4,070           126,089
  City Holding Co.                                      2,970           121,443
  Banner Corp.                                          2,640           117,058
  PrivateBancorp, Inc.                                  2,760           114,899
  First Bancorp Puerto Rico                            11,750           111,978
  Capitol Bancorp, Ltd.                                 2,310           106,722


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Columbia Banking Systems, Inc.                        2,950    $      103,604
  Centennial Bank Holdings,
      Inc.*                                            10,870           102,830
  Integra Bank Corp.                                    3,500            96,320
  Western Alliance Bancorp,
      Inc.*+                                            2,750            95,618
  Nara Bancorp, Inc.                                    4,570            95,604
  Texas Capital Bancshares,
      Inc.*                                             4,660            92,641
  Pinnacle Financial Partners,
      Inc. -- SP ADR*                                   2,710            89,918
  Old National Bancorp                                  4,450            84,194
  Seacoast Banking Corporation
      of Florida+                                       3,330            82,584
  Virginia Commerce Bancorp,
      Inc.*                                             4,130            82,104
  Texas United Bancshares, Inc.                         2,340            80,356
  Preferred Bank                                        1,320            79,319
  Wilshire Bancorp, Inc.+                               4,160            78,915
  Community Bancorp*                                    2,570            77,588
  Placer Sierra Bancshares                              3,220            76,539
  Intervest Bancshares Corp.*                           1,930            66,411
  Independent Bank Corp.                                1,900            48,051
                                                                 --------------
TOTAL BANKS                                                           6,569,766
                                                                 --------------
  INSURANCE 2.5%
  Ohio Casualty Corp.+                                  8,042           239,732
  Selective Insurance Group,
      Inc.+                                             3,870           221,712
  Zenith National Insurance
      Corp.+                                            4,520           212,033
  Delphi Financial Group, Inc.
      -- Class A+                                       5,060           204,728
  Argonaut Group, Inc.*+                                5,190           180,923
  RLI Corp.                                             2,800           157,976
  LandAmerica Financial Group,
      Inc.+                                             2,330           147,046
  Infinity Property & Casualty
      Corp.                                             2,810           135,976
  Safety Insurance Group, Inc.+                         2,430           123,225
  Universal American Financial
      Corp.*                                            5,800           108,112
  Navigators Group, Inc.*                               2,210           106,478
  Tower Group, Inc.                                     3,170            98,492
  Odyssey Re Holdings Corp.+                            2,560            95,488
  FPIC Insurance Group, Inc.*                           2,380            92,749
  Harleysville Group, Inc.                              2,660            92,621
  EMC Insurance Group, Inc.                             2,280            77,794

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Meadowbrook Insurance Group,
      Inc.*                                             6,950    $       68,736
  American Physicians Capital,
      Inc.*                                             1,710            68,468
                                                                 --------------
TOTAL INSURANCE                                                       2,432,289
                                                                 --------------
  THRIFTS & MORTGAGE FINANCE 2.0%
  Downey Financial Corp.                                2,920           211,934
  MAF Bancorp, Inc.+                                    4,640           207,362
  First Niagara Financial
      Group, Inc.+                                     13,310           197,787
  FirstFed Financial Corp.*+                            2,720           182,158
  Corus Bankshares, Inc.+                               6,490           149,724
  PFF Bancorp, Inc.                                     4,070           140,456
  Triad Guaranty, Inc.*                                 2,000           109,740
  W Holding Co., Inc.+                                 18,140           108,114
  Flagstar Bancorp, Inc.                                7,080           105,067
  TierOne Corp.                                         3,250           102,732
  Ocwen Financial Corp., Inc.*                          6,380           101,187
  Franklin Bank Corp.*                                  4,830            99,208
  Accredited Home Lenders
      Holding Co.*+                                     3,530            96,298
  Fremont General Corp.+                                3,880            62,895
  Fidelity Bankshares, Inc.                             1,550            61,489
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                      1,936,151
                                                                 --------------
  CAPITAL MARKETS 1.1%
  Knight Capital Group, Inc. --
      Class A*                                         12,400           237,708
  Piper Jaffray Cos., Inc.*                             2,660           173,299
  Waddell & Reed Financial,
      Inc. -- Class A                                   5,620           153,763
  SWS Group, Inc.                                       3,150           112,455
  Calamos Asset Management,
      Inc. -- Class A                                   3,940           105,710
  LaBranche & Co., Inc.*+                              10,080            99,086
  optionsXpress Holdings, Inc.+                         3,640            82,592
  TradeStation Group, Inc.*                             5,760            79,200
                                                                 --------------
TOTAL CAPITAL MARKETS                                                 1,043,813
                                                                 --------------
  CONSUMER FINANCE 0.8%
  Advanta Corp.                                         3,180           138,743
  World Acceptance Corp.*                               2,810           131,929
  Cash America International,
      Inc.+                                             2,690           126,161
  CompuCredit Corp.*+                                   3,160           125,800
  Ezcorp, Inc. -- Class A*                              4,650            75,562


--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  First Cash Financial
      Services, Inc.*                                   2,800    $       72,436
  Advance America Cash Advance
      Centers, Inc.+                                    4,250            62,263
  Asta Funding, Inc.+                                   1,640            49,922
                                                                 --------------
TOTAL CONSUMER FINANCE                                                  782,816
                                                                 --------------
  DIVERSIFIED FINANCIALS 0.3%
  International Securities
      Exchange Holdings, Inc.+                          2,530           118,379
  Financial Federal Corp.+                              3,900           114,699
  Portfolio Recovery
      Associates, Inc.*+                                2,380           111,122
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                            344,200
                                                                 --------------
TOTAL FINANCIALS                                                     19,909,335
                                                                 --------------
INFORMATION TECHNOLOGY 17.4%
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.6%
  Varian Semiconductor
      Equipment Associates,
      Inc.*                                             6,620           301,342
  Formfactor, Inc.*                                     5,300           197,425
  ON Semiconductor Corp.*                              23,370           176,911
  RF Micro Devices, Inc.*+                             23,045           156,476
  Amkor Technology, Inc.*                              16,010           149,533
  Atheros Communications, Inc.*                         6,800           144,976
  Silicon Image, Inc.*                                 11,170           142,082
  Cabot Microelectronics Corp.*+                        3,780           128,293
  Trident Microsystems, Inc.*+                          7,054           128,242
  MKS Instruments, Inc.*                                5,420           122,384
  Micrel, Inc.*                                        11,260           121,383
  Advanced Energy Industries,
      Inc.*+                                            6,420           121,145
  Zoran Corp.*                                          7,980           116,348
  OmniVision Technologies,
      Inc.*+                                            8,462           115,506
  Diodes, Inc.*+                                        2,970           105,376
  Intevac, Inc.*+                                       3,990           103,541
  Actel Corp.*                                          5,420            98,427
  DSP Group, Inc.*                                      4,450            96,565
  Kulicke & Soffa Industries,
      Inc.*                                            11,220            94,248
  Mattson Technology, Inc.*                             9,950            92,734
  Cirrus Logic, Inc.*                                  13,020            89,578

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Hittite Microwave Corp. --
      SP ADR*                                           2,760    $       89,203
  Cohu, Inc.                                            4,370            88,099
  Asyst Technologies, Inc.*                            11,990            87,647
  Netlogic Microsystems, Inc.*                          4,040            87,628
  AMIS Holdings, Inc.*                                  6,530            69,022
  Semtech Corp.*                                        5,130            67,049
  Supertex, Inc.*+                                      1,700            66,725
  Veeco Instruments, Inc.*+                             3,210            60,123
  Cymer, Inc.*+                                         1,090            47,906
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                             3,465,917
                                                                 --------------
  SOFTWARE 3.2%
  Sybase, Inc.*+                                       10,100           249,470
  Micros Systems, Inc.*+                                4,630           244,001
  Hyperion Solutions Corp.*                             6,760           242,954
  TIBCO Software, Inc.*                                25,470           240,437
  Jack Henry & Associates, Inc.                         9,860           211,004
  Net 1 UEPS Technologies, Inc.*                        6,510           192,436
  Macrovision Corp.*                                    6,010           169,843
  MicroStrategy, Inc. -- Class
      A*+                                               1,470           167,595
  Kronos, Inc.*+                                        4,330           159,084
  Transaction Systems
      Architects, Inc. -- Class
      A*                                                4,630           150,799
  Informatica Corp.*+                                  10,480           127,961
  Quest Software, Inc.*                                 7,200           105,480
  Ansoft Corp.*                                         3,620           100,636
  Advent Software, Inc.*+                               2,770            97,753
  i2 Technologies, Inc.*+                               4,070            92,877
  Ansys, Inc.*+                                         1,980            86,110
  Progress Software Corp.*                              2,990            83,511
  Ultimate Software Group, Inc.*                        3,260            75,828
  SPSS, Inc.*                                           2,430            73,070
  Smith Micro Software, Inc.*                           5,050            71,659
  Witness Systems, Inc.*                                4,070            71,347
  Secure Computing Corp.*+                              8,760            57,466
                                                                 --------------
TOTAL SOFTWARE                                                        3,071,321
                                                                 --------------
  COMMUNICATIONS EQUIPMENT 2.7%
  Polycom, Inc.*+                                       9,830           303,845
  Foundry Networks, Inc.*                              17,200           257,656
  Interdigital Communications
      Corp.*+                                           6,390           214,385


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  CommScope, Inc.*+                                     6,770    $      206,350
  ADTRAN, Inc.+                                         8,770           199,079
  Redback Networks, Inc.*+                              7,340           183,060
  Arris Group, Inc.*+                                  13,780           172,388
  Utstarcom, Inc.*+                                    16,150           141,313
  Black Box Corp.                                       2,880           120,931
  ViaSat, Inc.*                                         3,880           115,663
  Packeteer, Inc.*                                      7,840           106,624
  Mastec, Inc.*                                         8,670           100,052
  Comtech Group, Inc. -- SP ADR*+                       4,660            84,765
  Oplink Communications, Inc. --
      SP ADR*                                           4,090            84,090
  Radyne Corp., Inc.*                                   6,990            75,073
  Sirenza Microdevices, Inc.*+                          9,520            74,827
  Anaren, Inc.*                                         4,190            74,414
  Blue Coat Systems, Inc.*+                             3,080            73,766
  Carrier Access Corp.*                                10,083            66,144
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                        2,654,425
                                                                 --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.5%
  Flir Systems, Inc.*+                                  8,230           261,961
  Benchmark Electronics, Inc.*+                         7,892           192,249
  Daktronics, Inc.                                      4,850           178,722
  Itron, Inc.*+                                         3,220           166,925
  Plexus Corp.*                                         6,702           160,044
  Global Imaging Systems, Inc.*                         7,020           154,089
  Rogers Corp.*                                         2,270           134,270
  Rofin-Sinar Technologies,
      Inc.*                                             2,110           127,571
  Coherent, Inc.*+                                      3,870           122,176
  Scansource, Inc.*+                                    3,540           107,616
  Littelfuse, Inc.*+                                    3,210           102,335
  MTS Systems Corp.+                                    2,640           101,957
  TTM Technologies, Inc.*                               8,042            91,116
  Cogent, Inc.*                                         8,230            90,612
  Radisys Corp.*                                        4,850            80,849
  CTS Corp.                                             4,700            73,790
  Zygo Corp., Inc.*                                     4,440            73,038
  Park Electrochemical Corp.                            2,750            70,537
  Agilsys, Inc.                                         3,800            63,612
  Acacia Research - Acacia
      Technologies -- SP ADR*                           4,570            61,147

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  SYNNEX Corp.*                                         2,640    $       57,922
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              2,472,538
                                                                 --------------
  INTERNET SOFTWARE & SERVICES 2.3%
  Digital River, Inc.*+                                 4,620           257,750
  aQuantive, Inc.*+                                     8,660           213,555
  Digitas, Inc.*+                                      13,720           183,985
  j2 Global Communications,
      Inc.*                                             6,180           168,405
  RealNetworks, Inc.*+                                 13,920           152,285
  Websense, Inc.*                                       6,562           149,810
  ValueClick, Inc.*                                     6,330           149,578
  United Online, Inc.+                                  9,350           124,168
  Internap Network Services
      Corp.*+                                           5,860           116,438
  Interwoven, Inc. -- SP ADR*                           7,520           110,318
  The Knot, Inc. -- SP ADR*                             3,900           102,336
  InfoSpace, Inc.*                                      4,640            95,166
  webMethods, Inc.*                                    11,910            87,658
  Perficient, Inc. -- SP ADR*+                          4,660            76,471
  TheStreet.com, Inc.                                   8,110            72,179
  Vignette Corp.*                                       4,140            70,670
  SonicWALL, Inc.*+                                     7,880            66,350
  Travelzoo, Inc.*                                      1,900            56,905
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                    2,254,027
                                                                 --------------
  IT CONSULTING & SERVICES 1.9%
  CACI International, Inc. --
      Class A*                                          3,970           224,305
  BISYS Group, Inc.*                                   14,830           191,455
  MPS Group, Inc.*                                     13,320           188,878
  Perot Systems Corp. -- Class A*                       9,990           163,736
  eFunds Corp.*                                         5,830           160,325
  CSG Systems International,
      Inc.*                                             5,970           159,578
  Talx Corp.                                            4,610           126,544
  Mantech International Corp. --
      Class A*                                          2,750           101,282
  SYKES Enterprises, Inc.*+                             5,510            97,196
  Gevity HR, Inc.                                       3,950            93,576
  Lightbridge, Inc.*                                    6,300            85,302
  RightNow Technologies, Inc.*+                         4,570            78,695
  Keane, Inc.*+                                         5,970            71,103
  Integral Systems, Inc. -- SP
      ADR                                               3,050            70,669


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  SRA International, Inc. --
      Class A*+                                         2,490    $       66,583
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                        1,879,227
                                                                 --------------
  COMPUTERS & PERIPHERALS 1.2%
  Brocade Communications
      Systems, Inc.*+                                  30,780           252,704
  Imation Corp.+                                        4,790           222,400
  Electronics for Imaging,
      Inc.*+                                            8,252           219,338
  Palm, Inc.*+                                         13,184           185,763
  Komag, Inc.*                                          4,450           168,566
  McData Corp. -- Class A*+                            24,410           135,475
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                         1,184,246
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                         16,981,701
                                                                 --------------
CONSUMER DISCRETIONARY 15.0%
  SPECIALTY RETAIL 3.6%
  Payless Shoesource, Inc.*                             7,740           254,027
  Rent-A-Center, Inc.*                                  8,000           236,080
  Regis Corp.                                           5,882           232,574
  Men's Wearhouse, Inc.+                                5,770           220,760
  Aeropostale, Inc.*                                    7,090           218,868
  Charming Shoppes, Inc.*+                             15,260           206,468
  Guess ?, Inc.*+                                       2,800           177,604
  Gymboree Corp.*                                       4,620           176,299
  Group 1 Automotive, Inc.                              3,260           168,607
  Dress Barn, Inc.*+                                    6,390           149,079
  Stage Stores, Inc.                                    4,300           130,677
  Cato Corp. -- Class A+                                5,100           116,841
  DSW, Inc.*+                                           2,970           114,553
  Buckle, Inc.                                          2,190           111,361
  Select Comfort Corp.*+                                6,380           110,948
  CSK Auto Corp.*                                       6,430           110,275
  Charlotte Russe Holding, Inc.*                        3,330           102,398
  The Wet Seal, Inc. -- Class A*                       15,130           100,917
  Books-A-Million, Inc. -- SP ADR                       3,900            88,452
  Christopher & Banks Corp.                             4,550            84,903
  Bebe Stores, Inc.                                     4,280            84,701
  Shoe Carnival, Inc.*                                  2,650            83,740
  Asbury Automotive Group, Inc.+                        3,220            75,863
  Talbots, Inc.+                                        2,870            69,167

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Tween Brands, Inc.*                                   1,200    $       47,916
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                3,473,078
                                                                 --------------
  HOTELS, RESTAURANTS & LEISURE 2.8%
  Jack in the Box, Inc.*                                4,250           259,420
  Sonic Corp.*                                          9,980           239,021
  Ruby Tuesday, Inc.+                                   7,340           201,410
  Pinnacle Entertainment, Inc.*                         6,030           199,834
  CEC Entertainment, Inc.*                              4,502           181,205
  CBRL Group, Inc.                                      3,750           167,850
  CKE Restaurants, Inc.+                                8,822           162,325
  Bob Evans Farms, Inc.                                 4,420           151,252
  WMS Industries, Inc.*+                                4,330           150,944
  Rare Hospitality
      International, Inc.*+                             4,450           146,538
  Domino's Pizza, Inc.+                                 4,970           139,160
  IHOP Corp.+                                           2,580           135,966
  Papa John's International,
      Inc.*+                                            3,410            98,924
  AFC Enterprises*                                      5,330            94,181
  Monarch Casino & Resort,
      Inc.*+                                            3,290            78,565
  Ruth's Chris Steak House -- SP
      ADR*                                              4,190            76,593
  Speedway Motorsports, Inc.                            1,970            75,648
  Landry's Restaurants, Inc.                            2,230            67,101
  Dover Downs Gaming &
      Entertainment, Inc.                               4,580            61,235
  Ameristar Casinos, Inc.                               1,740            53,488
                                                                 --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                   2,740,660
                                                                 --------------
  TEXTILES & APPAREL 1.9%
  Phillips-Van Heusen Corp.                             6,190           310,552
  Wolverine World Wide, Inc.+                           7,065           201,494
  Brown Shoe Co., Inc.                                  3,912           186,759
  Warnaco Group, Inc.*                                  6,210           157,610
  Kellwood Co.                                          4,272           138,925
  Oxford Industries, Inc.+                              2,450           121,642
  Deckers Outdoor Corp.*+                               1,900           113,905
  Carter's, Inc.*                                       4,390           111,945
  K-Swiss, Inc. -- Class A                              3,120            95,909
  Columbia Sportswear Co.+                              1,660            92,462
  Iconix Brand Group, Inc.*                             4,730            91,715
  Steven Madden, Ltd.                                   2,450            85,971
  True Religion Apparel, Inc.*+                         4,610            70,579


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Maidenform Brands, Inc. --
      SP ADR*                                           2,960    $       53,635
                                                                 --------------
TOTAL TEXTILES & APPAREL                                              1,833,103
                                                                 --------------
  MEDIA 1.7%
  Lee Enterprises, Inc.                                 6,100           189,466
  Scholastic Corp.*                                     4,832           173,179
  Catalina Marketing Corp.                              5,750           158,125
  Arbitron, Inc.+                                       3,630           157,687
  Entercom Communications Corp.                         5,080           143,154
  RCN Corp.*                                            4,330           130,550
  Interactive Data Corp.                                5,120           123,085
  Valassis Communications,
      Inc.*+                                            7,470           108,315
  CKX, Inc.*                                            8,480            99,470
  Westwood One, Inc.+                                  12,030            84,932
  Morningstar, Inc.*+                                   1,810            81,541
  Journal Register Co.                                 10,180            74,314
  Harris Interactive, Inc.*                            14,470            72,929
  Cumulus Media, Inc. -- Class
      A*+                                               5,760            59,846
  Citadel Broadcasting Corp.                            4,770            47,509
                                                                 --------------
TOTAL MEDIA                                                           1,704,102
                                                                 --------------
  HOUSEHOLD DURABLES 1.5%
  Yankee Candle Co., Inc.                               5,330           182,712
  Tupperware Brands Corp.+                              7,890           178,393
  Meritage Homes Corp.*                                 3,430           163,680
  American Greetings Corp. --
      Class A+                                          6,750           161,122
  Ethan Allen Interiors, Inc.+                          4,370           157,801
  Tempur-Pedic International,
      Inc.*+                                            7,670           156,928
  Champion Enterprises, Inc.*                          12,150           113,724
  Furniture Brands
      International, Inc.+                              6,550           106,306
  Interface, Inc. -- Class A*                           6,740            95,843
  Blyth, Inc.                                           4,470            92,753
  Brookfield Homes Corp.+                               2,000            75,100
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                              1,484,362
                                                                 --------------
  AUTO COMPONENTS 0.8%
  ArvinMeritor, Inc.+                                  10,090           183,941
  Tenneco Automotive, Inc.*                             6,390           157,961
  Lear Corp.+                                           4,470           131,999

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Aftermarket Technology Corp.*                         4,130    $       87,886
  Fuel Systems Solutions, Inc.
      -- SP ADR*                                        3,900            86,112
  Drew Industries, Inc.*+                               2,450            63,725
  LKQ Corp.*+                                           1,970            45,290
                                                                 --------------
TOTAL AUTO COMPONENTS                                                   756,914
                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES 0.7%
  Sotheby's Holdings, Inc. --
      Class A                                           7,100           220,242
  Jackson Hewitt Tax Service,
      Inc.                                              4,120           139,957
  Corinthian Colleges, Inc.*+                           9,980           136,027
  Pre-Paid Legal Services,
      Inc.*+                                            1,970            77,086
  Vertrue, Inc.*                                        1,930            74,131
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    647,443
                                                                 --------------
  LEISURE EQUIPMENT & PRODUCTS 0.6%
  Marvel Entertainment, Inc.*+                          6,240           167,919
  RC2 Corp.*                                            3,019           132,836
  MarineMax, Inc.*+                                     3,480            90,236
  Jakks Pacific, Inc.*                                  3,580            78,187
  Smith & Wesson Holding Corp.
      -- SP ADR*+                                       6,760            69,898
  Oakley, Inc.                                          3,410            68,405
                                                                 --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      607,481
                                                                 --------------
  INTERNET & CATALOG RETAIL 0.5%
  Priceline.com, Inc.*+                                 3,680           160,485
  Systemax, Inc.*+                                      6,090           106,270
  FTD Group, Inc. -- SP ADR*                            4,300            76,927
  Netflix, Inc.*+                                       2,950            76,287
  PetMed Express, Inc.*                                 4,210            56,204
                                                                 --------------
TOTAL INTERNET & CATALOG RETAIL                                         476,173
                                                                 --------------
  MULTILINE RETAIL 0.4%
  Big Lots, Inc.*+                                     12,610           289,021
  Bon-Ton Stores, Inc.+                                 2,170            75,191
                                                                 --------------
TOTAL MULTILINE RETAIL                                                  364,212
                                                                 --------------
  AUTOMOBILES 0.2%
  Winnebago Industries, Inc.+                           4,300           141,513


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Monaco Coach Corp.                                    6,800    $       96,288
                                                                 --------------
TOTAL AUTOMOBILES                                                       237,801
                                                                 --------------
  DISTRIBUTORS 0.2%
  Building Material Holding
      Corp.                                             4,750           117,278
  Keystone Automotive
      Industries, Inc.*+                                2,870            97,551
                                                                 --------------
TOTAL DISTRIBUTORS                                                      214,829
                                                                 --------------
  INTERNET SOFTWARE & SERVICES 0.1%
  INVESTools, Inc. -- SP ADR*                           8,380           115,560
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                      115,560
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                         14,655,718
                                                                 --------------
INDUSTRIALS 12.9%
  COMMERCIAL SERVICES & SUPPLIES 3.8%
  Watson Wyatt & Co. Holdings+                          5,230           236,134
  Waste Connections, Inc.*                              5,300           220,215
  Brady Corp. -- Class A+                               5,300           197,584
  John H. Harland Co.                                   3,890           195,278
  United Stationers, Inc.*                              3,870           180,690
  Herman Miller, Inc.+                                  4,440           161,438
  Labor Ready, Inc.*                                    8,232           150,893
  Korn/Ferry International,
      Inc.*                                             6,427           147,564
  Viad Corp.+                                           3,580           145,348
  Advisory Board Co.*+                                  2,470           132,244
  Heidrick & Struggles
      International, Inc.*+                             3,060           129,622
  Mine Safety Appliances Co.                            3,460           126,809
  Amrep Corp. PLC -- SP ADR+                            1,010           123,725
  American Reprographics Co.*                           3,420           113,920
  Ennis Inc.                                            4,620           113,005
  CoStar Group, Inc.*+                                  2,090           111,940
  Consolidated Graphics, Inc.*                          1,860           109,870
  Volt Information Sciences,
      Inc.*                                             1,970            98,914
  Kenexa Corp. -- Class A*                              2,950            98,117
  Deluxe Corp.                                          3,850            97,020
  Layne Christensen Co. -- SP
      ADR*                                              2,860            93,894

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  PeopleSupport, Inc. -- SP ADR*                        4,230    $       89,042
  CBIZ, Inc.*                                          12,660            88,240
  COMSYS IT Partners, Inc. -- SP
      ADR*                                              4,280            86,499
  Pike Electric Corp. -- SP ADR*                        4,830            78,874
  Kforce, Inc.*                                         6,400            77,888
  Rollins, Inc.                                         3,440            76,058
  Waste Industries USA, Inc. --
      SP ADR                                            2,470            75,384
  ICT Group, Inc.*                                      2,130            67,287
  School Specialty, Inc.*                               1,620            60,734
  Spherion Corp.*                                       6,420            47,701
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  3,731,931
                                                                 --------------
  MACHINERY 2.6%
  Bucyrus International, Inc. --
      Class A+                                          4,470           231,367
  Wabtec Corp.+                                         6,722           204,214
  Nordson Corp.                                         3,800           189,354
  Actuant Corp. -- Class A                              3,800           181,070
  Watts Industries, Inc. --
      Class A                                           4,020           165,262
  Navistar International Corp.*                         4,760           159,127
  Mueller Industries, Inc.+                             4,630           146,771
  Kaydon Corp.+                                         3,530           140,282
  Barnes Group, Inc.                                    5,460           118,755
  NACCO Industries, Inc. --
      Class A                                             790           107,914
  RBC Bearings, Inc. -- SP ADR*                         3,710           106,329
  American Science &
      Engineering, Inc.*+                               1,720           102,357
  Freightcar America, Inc.+                             1,750            97,037
  EnPro Industries, Inc.*                               2,750            91,328
  Middleby Corp.*                                         850            88,970
  Columbus McKinnon Corp. --
      Class A*                                          4,060            85,341
  Dynamic Materials Corp.                               2,850            80,085
  Astec Industries, Inc.*                               2,040            71,604
  Ampco-Pittsburgh Corp. PLC --
      SP ADR                                            2,070            69,304
  Albany International Corp. --
      Class A                                           1,990            65,491
                                                                 --------------
TOTAL MACHINERY                                                       2,501,962
                                                                 --------------


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  ELECTRICAL EQUIPMENT 1.5%
  Acuity Brands, Inc.+                                  5,330    $      277,373
  General Cable Corp.*+                                 5,943           259,769
  Regal-Beloit Corp.+                                   4,350           228,418
  Genlyte Group, Inc.*+                                 2,790           217,927
  Woodward Governor Co.+                                3,900           154,869
  A.O. Smith Corp.                                      3,250           122,070
  II-Vi, Inc.*                                          4,090           114,275
  Lamson & Sessions Co., Inc.*+                         3,750            90,975
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                            1,465,676
                                                                 --------------
  AEROSPACE & DEFENSE 1.2%
  BE Aerospace, Inc.*+                                  9,880           253,718
  Ceradyne, Inc.*+                                      3,350           189,275
  Teledyne Technologies, Inc.*                          4,090           164,132
  Orbital Sciences Corp.*                               8,080           148,995
  United Industrial Corp.                               2,060           104,545
  Hexcel Corp.*+                                        5,950           103,589
  K&F Industries Holdings, Inc.
      -- SP ADR*                                        4,280            97,199
  EDO Corp.+                                            4,020            95,435
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                             1,156,888
                                                                 --------------
  BUILDING PRODUCTS 0.8%
  Simpson Manufacturing Co.,
      Inc.+                                             5,392           170,657
  NCI Building Systems, Inc.*+                          2,710           140,242
  Ameron International Corp.                            1,460           111,500
  American Woodmark Corp.+                              2,570           107,555
  Builders FirstSource, Inc.*+                          4,670            83,266
  PW Eagle, Inc.+                                       2,400            82,800
  Universal Forest Products,
      Inc.+                                             1,410            65,734
                                                                 --------------
TOTAL BUILDING PRODUCTS                                                 761,754
                                                                 --------------
  CONSTRUCTION & ENGINEERING 0.7%
  EMCOR Group, Inc.*                                    3,920           222,852
  Granite Construction, Inc.                            4,090           205,809
  Washington Group
      International, Inc.*+                             1,980           118,384
  Infrasource Services, Inc. --
      SP ADR*                                           4,780           104,061

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Sterling Construction Co.,
      Inc. -- SP ADR*                                   3,050    $       66,368
                                                                 --------------
TOTAL CONSTRUCTION & ENGINEERING                                        717,474
                                                                 --------------
  AIR FREIGHT & COURIERS 0.6%
  HUB Group, Inc. -- Class A*+                          5,480           150,974
  Atlas Air Worldwide Holdings
      Co., Inc.*                                        3,000           133,500
  Pacer International, Inc.                             4,370           130,095
  EGL, Inc.*+                                           4,070           121,204
  Forward Air Corp.+                                    1,330            38,477
                                                                 --------------
TOTAL AIR FREIGHT & COURIERS                                            574,250
                                                                 --------------
  AIRLINES 0.6%
  SkyWest, Inc.+                                        8,350           213,008
  JetBlue Airways Corp.*+                              11,520           163,584
  Republic Airways Holdings,
      Inc.*                                             5,800            97,324
  ExpressJet Holdings, Inc.*+                          11,600            93,960
                                                                 --------------
TOTAL AIRLINES                                                          567,876
                                                                 --------------
  ROAD & RAIL 0.6%
  Genesee & Wyoming, Inc. --
      Class A*                                          5,660           148,518
  Arkansas Best Corp.+                                  3,280           118,080
  Heartland Express, Inc.                               7,480           112,350
  Amerco, Inc.*                                         1,260           109,633
  Saia, Inc. -- SP ADR*                                 3,240            75,200
                                                                 --------------
TOTAL ROAD & RAIL                                                       563,781
                                                                 --------------
  TRADING COMPANIES & DISTRIBUTORS 0.3%
  Applied Industrial
      Technologies, Inc.                                5,480           144,179
  Beacon Roofing Supply, Inc.*+                         6,620           124,588
  BlueLinx Holdings, Inc.                               6,440            66,976
                                                                 --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  335,743
                                                                 --------------
  MARINE 0.2%
  American Commercial Lines,
      Inc.*+                                            2,090           136,916


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Horizon Lines, Inc. -- Class A
      -- SP ADR                                         3,330    $       89,777
                                                                 --------------
TOTAL MARINE                                                            226,693
                                                                 --------------
TOTAL INDUSTRIALS                                                    12,604,028
                                                                 --------------
HEALTH CARE 11.3%
  HEALTH CARE EQUIPMENT & SUPPLIES 4.0%
  Immucor, Inc.*+                                       8,834           258,218
  Bio--Rad Laboratories, Inc. --
      Class A*                                          2,720           224,454
  Mentor Corp.+                                         4,460           217,960
  Kyphon, Inc.*+                                        5,240           211,696
  West Pharmaceutical Services,
      Inc.                                              3,800           194,674
  Varian, Inc.*                                         4,040           180,952
  Hologic, Inc.*                                        3,470           164,062
  Dionex Corp.*                                         2,850           161,624
  Haemonetics Corp.*+                                   3,470           156,219
  Palomar Medical Technologies,
      Inc.*                                             2,970           150,490
  American Medical Systems
      Holdings, Inc.*+                                  7,930           146,864
  DJ Orthopedics, Inc.*+                                3,210           137,452
  Biosite, Inc.*+                                       2,770           135,315
  Invacare Corp.                                        5,140           126,187
  Zoll Medical Corp.*                                   2,130           124,051
  ArthroCare Corp.*+                                    3,070           122,554
  Integra LifeSciences Holdings
      Corp.*                                            2,830           120,530
  Viasys Healthcare, Inc.*                              4,070           113,227
  Lifecell Corp.*+                                      4,410           106,457
  Intralase Corp. -- SP ADR*+                           4,550           101,829
  PharmaNet Development Group,
      Inc.*+                                            4,030            88,942
  OraSure Technologies, Inc.*                          10,730            88,630
  Quidel Corp.*                                         6,210            84,580
  Conmed Corp.*                                         3,470            80,226
  ICU Medical, Inc.*+                                   1,970            80,140
  Candela Corp.*                                        5,890            72,859
  Meridian Bioscience, Inc.+                            2,760            67,703
  SurModics, Inc.*+                                     2,170            67,530
  Abaxis, Inc.*                                         2,990            57,558
  Steris Corp.                                            890            22,401
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                3,865,384
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  BIOTECHNOLOGY 2.8%
  OSI Pharmaceuticals, Inc.*+                           6,430    $      224,921
  Illumina, Inc.*+                                      5,510           216,598
  BioMarin Pharmaceuticals,
      Inc.*+                                           11,230           184,060
  Alkermes, Inc.*+                                     12,892           172,366
  United Therapeutics Corp.*                            3,040           165,285
  Myriad Genetics, Inc.*+                               5,210           163,073
  Digene Corp.*                                         2,930           140,406
  Cubist Pharmaceuticals, Inc.*+                        7,190           130,211
  Savient Pharmaceuticals,
      Inc.*+                                           11,190           125,440
  Martek Biosciences Corp.*+                            5,330           124,402
  Alnylam Pharmaceuticals,
      Inc.*+                                            5,490           117,486
  Array Biopharma, Inc.*                                7,800           100,776
  Progenics Pharmaceuticals,
      Inc.*                                             3,750            96,525
  Tanox, Inc.*                                          4,850            96,515
  Trimeris, Inc.*+                                      7,230            91,893
  Alexion Pharmaceuticals, Inc.*                        2,070            83,607
  Senomyx, Inc.*                                        6,210            80,668
  Luminex Corp.*                                        6,330            80,391
  Genomic Health, Inc. -- SP ADR*                       4,280            79,608
  BioCryst Pharmaceuticals,
      Inc.*                                             6,810            78,724
  Indevus Pharmaceuticals, Inc.*                        8,760            62,196
  Pharmion Corp.*+                                      1,810            46,589
  Telik, Inc.*+                                         6,850            30,346
  Nuvelo, Inc.*+                                        7,010            28,040
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                   2,720,126
                                                                 --------------
  HEALTH CARE PROVIDERS & SERVICES 2.6%
  AMERIGROUP Corp.*+                                    6,870           246,564
  Magellan Health Services,
      Inc.*                                             4,750           205,295
  Sunrise Senior Living, Inc.*+                         6,360           195,379
  Apria Healthcare Group, Inc.*                         6,660           177,489
  Centene Corp.*+                                       7,150           175,675
  inVentiv Health, Inc.*                                4,730           167,205
  Corvel Corp. -- SP ADR*                               2,425           115,357
  Kindred Healthcare, Inc.*                             4,560           115,140
  Gentiva Health Services, Inc.*                        5,500           104,830
  Vital Images, Inc.*                                   2,950           102,660
  Omnicell, Inc.*+                                      5,300            98,739


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Amedisys, Inc.*+                                      2,956    $       97,164
  The Trizetto Group, Inc.*                             5,170            94,973
  Sun Healthcare Group, Inc. --
      SP ADR*                                           7,230            91,315
  LHC Group, Inc. -- SP ADR*                            3,130            89,236
  Molina Healthcare, Inc.*+                             2,670            86,802
  Computer Programs & Systems,
      Inc.                                              2,390            81,236
  PRA International*                                    3,130            79,095
  HealthExtras, Inc.*                                   3,000            72,300
  Bio-Reference Labs, Inc. -- SP
      ADR*                                              3,140            70,619
  Dendrite International, Inc.*                         6,170            66,081
  Odyssey HealthCare, Inc.*                             3,625            48,068
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                2,581,222
                                                                 --------------
  PHARMACEUTICALS 1.9%
  Valeant Pharmaceuticals
      International+                                   11,220           193,433
  Perrigo Co.+                                         11,140           192,722
  Viropharma, Inc.*                                    11,070           162,065
  KV Pharmaceutical Co.*                                5,820           138,399
  Par Pharmaceutical Cos., Inc.*                        5,900           131,983
  Alpharma, Inc. -- Class A                             5,446           131,248
  Medicis Pharmaceutical Corp.
      -- Class A+                                       3,670           128,927
  New River Pharmaceuticals,
      Inc.*+                                            2,180           119,268
  Sciele Pharma, Inc.*+                                 4,880           117,120
  Advanced Magnetics, Inc. -- SP
      ADR*                                              1,900           113,468
  Noven Pharmaceuticals, Inc.*                          4,420           112,489
  Pozen, Inc.*                                          5,710            97,013
  Pain Therapeutics, Inc.*+                             9,690            86,241
  Bradley Pharmaceuticals,
      Inc.*+                                            4,170            85,819
  Kendle International, Inc.*                           2,540            79,883
                                                                 --------------
TOTAL PHARMACEUTICALS                                                 1,890,078
                                                                 --------------
TOTAL HEALTH CARE                                                    11,056,810
                                                                 --------------
ENERGY 4.7%
  OIL & GAS 2.4%
  USEC, Inc.*                                          14,440           183,677
  Comstock Resources, Inc.*+                            5,840           181,390
  Swift Energy Co.*+                                    3,850           172,518

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Penn Virginia Corp.                                   2,390    $      167,396
  Berry Petroleum Co. -- Class A+                       5,132           159,143
  Stone Energy Corp.*+                                  3,550           125,492
  Alpha Natural Resources, Inc.*                        8,580           122,093
  Arena Resources, Inc. -- SP
      ADR*                                              2,380           101,650
  PetroHawk Energy Corp.*+                              8,630            99,245
  Carrizo Oil & Gas, Inc.*                              3,260            94,605
  Harvest Natural Resources,
      Inc.*                                             8,510            90,461
  Petroleum Development Corp.*                          2,050            88,253
  Parallel Petroleum Corp.*+                            4,840            85,039
  Energy Partners Ltd.*                                 3,390            82,784
  Alon USA Energy, Inc.                                 2,960            77,878
  Vaalco Energy, Inc.*                                 11,430            77,153
  Bois d'Arc Energy, Inc. -- SP
      ADR*                                              5,030            73,589
  Crosstex Energy, Inc.                                 2,260            71,619
  GMX Resources, Inc.*+                                 1,980            70,290
  Edge Petroleum Corp.*+                                3,810            69,494
  World Fuel Services Corp.                             1,480            65,801
  Brigham Exploration Co.*                              8,880            64,913
  Callon Petroleum Co.*                                 2,760            41,483
  Houston Exploration Co.*                                800            41,424
                                                                 --------------
TOTAL OIL & GAS                                                       2,407,390
                                                                 --------------
  ENERGY EQUIPMENT & SERVICES 2.3%
  Lone Star Technologies, Inc.*                         4,210           203,806
  W-H Energy Services, Inc.*                            3,750           182,587
  Atwood Oceanics, Inc.*+                               3,600           176,292
  Grey Wolf, Inc.*+                                    25,020           171,637
  Input/Output, Inc.*+                                 11,690           159,335
  Parker Drilling Co.*                                 17,910           146,325
  Dril-Quip, Inc.*                                      3,640           142,542
  Hornbeck Offshore Services,
      Inc.*                                             3,950           141,015
  Lufkin Industries, Inc.+                              2,420           140,554
  Allis-Chalmers Energy, Inc. --
      SP ADR*+                                          4,650           107,136
  GulfMark Offshore, Inc.*                              2,760           103,252
  Trico Marine Services, Inc.*                          2,460            94,243
  Hydril*+                                              1,230            92,484
  Pioneer Drilling Co.*                                 6,790            90,171
  Dawson Geophysical Co. -- SP
      ADR*                                              2,470            89,982
  Natco Group, Inc.*                                    2,800            89,264


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Matrix Service Co.*                                   5,520    $       88,872
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                     2,219,497
                                                                 --------------
TOTAL ENERGY                                                          4,626,887
                                                                 --------------
MATERIALS 4.2%
  METALS & MINING 1.7%
  Oregon Steel Mills, Inc.*                             4,550           283,965
  Cleveland-Cliffs, Inc.+                               5,380           260,607
  Chaparral Steel Co.                                   5,770           255,438
  AK Steel Holding Corp.*                              12,200           206,180
  Quanex Corp.                                          5,010           173,296
  Schnitzer Steel Industries,
      Inc. -- Class A+                                  3,710           147,287
  Gibraltar Industries, Inc. --
      SP ADR                                            4,590           107,911
  Ryerson Tull, Inc.+                                   4,010           100,611
  Coeur d'Alene Mines Corp.*+                          18,440            91,278
  Olympic Steel, Inc. -- SP ADR                         2,820            62,689
                                                                 --------------
TOTAL METALS & MINING                                                 1,689,262
                                                                 --------------
  CHEMICALS 1.4%
  OM Group, Inc.*+                                      3,980           180,214
  H.B. Fuller Co.+                                      6,670           172,219
  Hercules, Inc.*+                                      7,590           146,563
  NewMarket Corp.                                       2,410           142,310
  Rockwood Holdings, Inc.*+                             4,920           124,279
  Spartech Corp.+                                       4,640           121,661
  PolyOne Corp.*                                       15,480           116,100
  Georgia Gulf Corp.+                                   5,670           109,488
  A. Schulman, Inc.                                     3,890            86,553
  Pioneer Cos., Inc.*                                   3,010            86,267
  Zoltek Cos., Inc.*+                                   3,810            74,943
                                                                 --------------
TOTAL CHEMICALS                                                       1,360,597
                                                                 --------------
  CONTAINERS & PACKAGING 0.6%
  Greif, Inc. -- Class A                                2,065           244,496
  Silgan Holdings, Inc.                                 3,130           137,470
  Myers Industries, Inc.                                5,710            89,419
  AEP Industries, Inc. -- SP ADR*                       1,550            82,630
                                                                 --------------
TOTAL CONTAINERS & PACKAGING                                            554,015
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  PAPER & FOREST PRODUCTS 0.3%
  Neenah Paper, Inc.+                                   2,860    $      101,015
  Schweitzer-Mauduit
      International, Inc.                               3,210            83,620
  Deltic Timber Corp.+                                  1,220            68,052
                                                                 --------------
TOTAL PAPER & FOREST PRODUCTS                                           252,687
                                                                 --------------
  CONSTRUCTION MATERIALS 0.2%
  Headwaters, Inc.*+                                    6,000           143,760
  Texas Industries, Inc.+                               1,520            97,629
                                                                 --------------
TOTAL CONSTRUCTION MATERIALS                                            241,389
                                                                 --------------
TOTAL MATERIALS                                                       4,097,950
                                                                 --------------
CONSUMER STAPLES 3.0%
  FOOD & DRUG RETAILING 0.9%
  Central European Distribution
      Corp.*                                            5,230           155,331
  Pantry, Inc.*                                         3,300           154,572
  Longs Drug Stores Corp.                               2,710           114,850
  Andersons, Inc.                                       2,650           112,333
  Spartan Stores, Inc.                                  4,380            91,673
  Wild Oats Markets, Inc.*                              6,140            88,293
  Ingles Markets, Inc. -- Class A                       2,950            87,881
  Nash Finch Co.+                                       2,470            67,431
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                             872,364
                                                                 --------------
  PERSONAL PRODUCTS 0.9%
  NBTY, Inc.*                                           7,110           295,563
  Chattem, Inc.*+                                       2,640           132,211
  American Oriental
      Bioengineering, Inc. PLC
      -- SP ADR*+                                       9,840           114,833
  USANA Health Sciences, Inc.*+                         1,780            91,955
  Elizabeth Arden, Inc.*                                4,750            90,488
  Mannatech, Inc.+                                      5,210            76,743
  Prestige Brands Holdings,
      Inc. -- Class A*                                  5,370            69,917
                                                                 --------------
TOTAL PERSONAL PRODUCTS                                                 871,710
                                                                 --------------
  FOOD PRODUCTS 0.9%
  Flowers Foods, Inc.                                   7,182           193,842
  Hain Celestial Group, Inc.*+                          5,060           157,923


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Tootsie Roll Industries, Inc.                         4,430    $      144,861
  Seaboard Corp.                                           80           141,200
  Lancaster Colony Corp.                                3,020           133,816
  Imperial Sugar Co., Inc.+                             3,280            79,409
                                                                 --------------
TOTAL FOOD PRODUCTS                                                     851,051
                                                                 --------------
  BEVERAGES 0.2%
  Jones Soda Co. -- SP ADR*+                            8,090            99,507
  MGP Ingredients, Inc.                                 3,240            73,256
                                                                 --------------
TOTAL BEVERAGES                                                         172,763
                                                                 --------------
  HOUSEHOLD PRODUCTS 0.1%
  Central Garden and Pet Co.*+                          2,880           139,450
                                                                 --------------
TOTAL HOUSEHOLD PRODUCTS                                                139,450
                                                                 --------------
TOTAL CONSUMER STAPLES                                                2,907,338
                                                                 --------------
UTILITIES 2.6%
  ELECTRIC UTILITIES 1.3%
  Westar Energy, Inc.+                                 10,220           265,311
  IDACORP, Inc.+                                        5,230           202,139
  Cleco Corp.                                           7,770           196,037
  Unisource Energy Corp.+                               4,620           168,769
  Allete, Inc.+                                         3,370           156,840
  El Paso Electric Co.*                                 6,380           155,481
  Otter Tail Power Co.                                  4,540           141,466
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                              1,286,043
                                                                 --------------
  GAS UTILITIES 1.0%
  Nicor, Inc.+                                          5,090           238,212
  Piedmont Natural Gas Co.+                             8,880           237,540
  Southwest Gas Corp.+                                  5,230           200,675
  Northwest Natural Gas Co.                             3,340           141,750
  Laclede Group, Inc.                                   2,950           103,338
  South Jersey Industries, Inc.                         1,740            58,133
  Southern Union Co.                                        1                20
                                                                 --------------
TOTAL GAS UTILITIES                                                     979,668
                                                                 --------------
  MULTI-UTILITIES 0.3%
  Avista Corp.+                                         6,450           163,250

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  PNM Resources, Inc.                                   4,710    $      146,481
                                                                 --------------
TOTAL MULTI-UTILITIES                                                   309,731
                                                                 --------------
TOTAL UTILITIES                                                       2,575,442
                                                                 --------------
TELECOMMUNICATION SERVICES 1.3%
  DIVERSIFIED TELECOMMUNICATION
      SERVICES 1.1%
  Time Warner Telecom, Inc. --
      Class A*+                                         9,020           179,769
  Commonwealth Telephone
      Enterprises, Inc.                                 3,340           139,812
  General Communication, Inc. --
      Class A*                                          8,880           139,682
  Golden Telecom, Inc.                                  2,760           129,278
  Iowa Telecommunications
      Services, Inc.                                    5,470           107,814
  Cbeyond, Inc. -- SP ADR*                              3,240            99,112
  CT Communications, Inc.                               4,080            93,514
  Cogent Communications Group,
      Inc. -- SP ADR*                                   5,140            83,371
  Cincinnati Bell, Inc.*                               16,450            75,176
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                              1,047,528
                                                                 --------------
  WIRELESS TELECOMMUNICATION SERVICES 0.2%
  Dobson Communications Corp. --
      Class A*                                         18,003           156,806
  USA Mobility, Inc.                                    4,530           101,336
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               258,142
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                      1,305,670
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $79,465,497)                                                 90,720,879
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------
REPURCHASE AGREEMENTS
4.3%
Credit Suisse at
  4.90% due 01/02/07++                           $  1,804,921    $    1,804,921
Mizuho, Inc. at
  4.80% due 01/02/07                                  842,282           842,282
Bear Stearns Cos., Inc. at
  4.70% due 01/02/07                                1,175,277         1,175,277


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
Morgan Stanley at
  4.65% due 01/02/07                             $    391,759    $      391,759
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $4,214,239)                                                   4,214,239
                                                                 --------------
SECURITIES LENDING COLLATERAL 22.0%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
      U.S. Bancorp                                 21,588,032        21,588,032
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $21,588,032)                                                   21,588,032
                                                                 --------------
TOTAL INVESTMENTS 119.0%
  (Cost $105,267,768)                                            $  116,523,150
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (19.0)%                                               $  (18,615,034)
                                                                 --------------
NET ASSETS - 100.0%                                              $   97,908,116

                                                                     UNREALIZED
                                                    CONTRACTS        GAIN(LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 Russell 2000 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $15,146,300)                                  191    $      (46,135)
                                                                 --------------

                                                        UNITS
-------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
February 2007 Russell 2000
Index Swap, Maturing 02/21/07**
  (Notional Market Value
  $20,347,130)                                         25,832    $       55,500
March 2007 Russell 2000 Index
Swap, Maturing 03/28/07**                              26,696          (184,659)
                                                 ------------------------------
  (Notional Market Value
  $21,027,161)
(TOTAL NOTIONAL MARKET VALUE
  $41,374,291)                                                   $     (129,159)

*     Non-Income Producing Security.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at December 31, 2006.

++ All or a portion of this security is held as equity swap index collateral at December 31, 2006.


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 61.3%

FINANCIALS 13.4%
  REAL ESTATE 4.6%
  Alexandria Real Estate
      Equities, Inc.                                      290    $       29,116
  Realty Income Corp.                                   1,050            29,085
  Nationwide Health Properties,
      Inc.                                                910            27,500
  Home Properties, Inc.                                   410            24,301
  LaSalle Hotel Properties                                520            23,842
  Post Properties, Inc.                                   510            23,307
  Entertainment Properties Trust                          390            22,792
  Potlatch Corp.                                          500            21,910
  Corporate Office Properties
      Trust SBI                                           430            21,702
  American Home Mortgage
      Investment Corp.                                    610            21,423
  Washington Real Estate
      Investment Trust                                    530            21,200
  Sunstone Hotel Investors, Inc.                          746            19,941
  Strategic Hotel Capital, Inc.                           910            19,829
  Senior Housing Properties
      Trust                                               780            19,094
  BioMed Realty Trust, Inc.                               660            18,876
  Newcastle Investment Corp.                              590            18,479
  Pennsylvania Real Estate
      Investment Trust                                    460            18,115
  Spirit Finance Corp.                                  1,370            17,084
  FelCor Lodging Trust, Inc.                              770            16,817
  Equity Lifestyle Properties,
      Inc.                                                300            16,329
  Cousins Properties, Inc.                                460            16,224
  Eastgroup Properties, Inc.                              290            15,532
  Tanger Factory Outlet
      Centers, Inc.                                       390            15,241
  Highwoods Properties, Inc.                              370            15,081
  PS Business Parks, Inc.                                 210            14,849
  Sovran Self Storage, Inc.                               246            14,091
  Highland Hospitality Corp.                              960            13,680
  Franklin Street Properties
      Corp., Inc.                                         640            13,472
  Acadia Realty Trust                                     520            13,010
  Ashford Hospitality Trust,
      Inc. -- SP ADR                                    1,040            12,948
  Anthracite Capital, Inc.                                990            12,603
  NorthStar Realty Finance
      Corp. -- SP ADR                                     750            12,428
  Parkway Properties, Inc.                                240            12,242

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Medical Properties Trust,
      Inc. -- SP ADR                                      770    $       11,781
  Equity Inns, Inc.                                       730            11,651
  Impac Mortgage Holdings, Inc.                         1,310            11,528
  Innkeepers USA Trust                                    740            11,470
  Kite Realty Group Trust -- SP
      ADR                                                 570            10,613
  Capital Trust, Inc. -- Class A                          210            10,487
  RAIT Financial Trust                                    300            10,344
  Winston Hotels, Inc.                                    710             9,408
  First Potomac Realty Trust                              266             7,743
                                                                 --------------
TOTAL REAL ESTATE                                                       707,168
                                                                 --------------
  BANKS 4.5%
  SVB Financial Group*                                    610            28,438
  Cathay General Bancorp                                  810            27,953
  Westamerica Bancorporation                              530            26,834
  Pacific Capital Bancorp                                 790            26,528
  Chittenden Corp.                                        810            24,859
  International Bancshares Corp.                          800            24,728
  Greater Bay Bancorp                                     870            22,907
  Sterling Financial Corp.                                620            20,962
  Central Pacific Financial
      Corp.                                               530            20,543
  Wintrust Financial Corp.                                416            19,976
  Citizens Banking Corp.                                  740            19,610
  Provident Bankshares Corp.                              550            19,580
  MB Financial Corp.                                      480            18,053
  First Community Bancorp                                 340            17,772
  Boston Private Financial
      Holdings, Inc.                                      610            17,208
  National Penn Bancshares, Inc.                          830            16,808
  First Republic Bank                                     430            16,804
  UMB Financial Corp.                                     450            16,430
  Hanmi Financial Corp.                                   700            15,771
  CVB Financial Corp.                                   1,060            15,328
  Prosperity Bancshares, Inc.                             440            15,184
  Sterling Bancshares, Inc.                             1,165            15,168
  Chemical Financial Corp.                                430            14,319
  Signature Bank*                                         420            13,012
  City Holding Co.                                        310            12,676
  PrivateBancorp, Inc.                                    290            12,073
  Banner Corp.                                            270            11,972
  First Bancorp Puerto Rico                             1,220            11,627
  Capitol Bancorp, Ltd.                                   240            11,088
  Columbia Banking Systems, Inc.                          310            10,887


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Centennial Bank Holdings,
      Inc.*                                             1,130    $       10,690
  Western Alliance Bancorp,
      Inc.*                                               290            10,083
  Nara Bancorp, Inc.                                      480            10,042
  Integra Bank Corp.                                      360             9,907
  Texas Capital Bancshares,
      Inc.*                                               490             9,741
  Pinnacle Financial Partners,
      Inc. -- SP ADR*                                     280             9,290
  Old National Bancorp                                    460             8,703
  Seacoast Banking Corporation
      of Florida                                          350             8,680
  Virginia Commerce Bancorp,
      Inc.*                                               430             8,548
  Preferred Bank                                          140             8,413
  Texas United Bancshares, Inc.                           240             8,242
  Wilshire Bancorp, Inc.                                  430             8,157
  Community Bancorp*                                      270             8,151
  Placer Sierra Bancshares                                330             7,844
  Intervest Bancshares Corp.*                             200             6,882
  Independent Bank Corp.                                  200             5,058
                                                                 --------------
TOTAL BANKS                                                             683,529
                                                                 --------------
  INSURANCE 1.6%
  Ohio Casualty Corp.                                     840            25,040
  Selective Insurance Group,
      Inc.                                                400            22,916
  Zenith National Insurance
      Corp.                                               470            22,048
  Delphi Financial Group, Inc.
      -- Class A                                          530            21,444
  Argonaut Group, Inc.*                                   540            18,824
  RLI Corp.                                               290            16,362
  LandAmerica Financial Group,
      Inc.                                                236            14,894
  Infinity Property & Casualty
      Corp.                                               290            14,033
  Safety Insurance Group, Inc.                            246            12,475
  Universal American Financial
      Corp.*                                              600            11,184
  Navigators Group, Inc.*                                 226            10,889
  Tower Group, Inc.                                       330            10,253
  Odyssey Re Holdings Corp.                               270            10,071
  Harleysville Group, Inc.                                280             9,749
  FPIC Insurance Group, Inc.*                             250             9,742
  EMC Insurance Group, Inc.                               240             8,189
  Meadowbrook Insurance Group,
      Inc.*                                               720             7,121

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  American Physicians Capital,
      Inc.*                                               175    $        7,007
                                                                 --------------
TOTAL INSURANCE                                                         252,241
                                                                 --------------
  THRIFTS & MORTGAGE FINANCE 1.3%
  Downey Financial Corp.                                  300            21,774
  MAF Bancorp, Inc.                                       480            21,451
  First Niagara Financial
      Group, Inc.                                       1,390            20,655
  FirstFed Financial Corp.*                               276            18,484
  Corus Bankshares, Inc.                                  680            15,688
  PFF Bancorp, Inc.                                       420            14,494
  Triad Guaranty, Inc.*                                   210            11,523
  W Holding Co., Inc.                                   1,890            11,264
  Flagstar Bancorp, Inc.                                  740            10,982
  TierOne Corp.                                           340            10,747
  Ocwen Financial Corp., Inc.*                            660            10,468
  Franklin Bank Corp.*                                    500            10,270
  Accredited Home Lenders
      Holding Co.*                                        370            10,094
  Fremont General Corp.                                   400             6,484
  Fidelity Bankshares, Inc.                               160             6,347
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                        200,725
                                                                 --------------
  CAPITAL MARKETS 0.7%
  Knight Capital Group, Inc. --
      Class A*                                          1,290            24,729
  Piper Jaffray Cos., Inc.*                               280            18,242
  Waddell & Reed Financial,
      Inc. -- Class A                                     590            16,143
  SWS Group, Inc.                                         330            11,781
  Calamos Asset Management,
      Inc. -- Class A                                     410            11,000
  LaBranche & Co., Inc.*                                1,050            10,322
  optionsXpress Holdings, Inc.                            380             8,622
  TradeStation Group, Inc.*                               600             8,250
                                                                 --------------
TOTAL CAPITAL MARKETS                                                   109,089
                                                                 --------------
  CONSUMER FINANCE 0.5%
  Advanta Corp.                                           330            14,398
  World Acceptance Corp.*                                 290            13,616
  CompuCredit Corp.*                                      330            13,137
  Cash America International,
      Inc.                                                280            13,132
  Ezcorp, Inc. -- Class A*                                480             7,800
  First Cash Financial
      Services, Inc.*                                     290             7,502


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Advance America Cash Advance
      Centers, Inc.                                       440    $        6,446
  Asta Funding, Inc.                                      170             5,175
                                                                 --------------
TOTAL CONSUMER FINANCE                                                   81,206
                                                                 --------------
  DIVERSIFIED FINANCIALS 0.2%
  International Securities
      Exchange Holdings, Inc.                             260            12,165
  Financial Federal Corp.                                 410            12,058
  Portfolio Recovery
      Associates, Inc.*                                   246            11,486
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                             35,709
                                                                 --------------
TOTAL FINANCIALS                                                      2,069,667
                                                                 --------------
INFORMATION TECHNOLOGY 11.5%
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 2.3%
  Varian Semiconductor
      Equipment Associates,
      Inc.*                                               690            31,409
  Formfactor, Inc.*                                       550            20,487
  ON Semiconductor Corp.*                               2,430            18,395
  RF Micro Devices, Inc.*                               2,400            16,296
  Amkor Technology, Inc.*                               1,670            15,598
  Atheros Communications, Inc.*                           710            15,137
  Silicon Image, Inc.*                                  1,160            14,755
  Trident Microsystems, Inc.*                             730            13,271
  Cabot Microelectronics Corp.*                           386            13,101
  Advanced Energy Industries,
      Inc.*                                               670            12,643
  Micrel, Inc.*                                         1,170            12,613
  MKS Instruments, Inc.*                                  556            12,554
  Zoran Corp.*                                            828            12,072
  OmniVision Technologies, Inc.*                          880            12,012
  Diodes, Inc.*                                           310            10,999
  Intevac, Inc.*                                          410            10,639
  Actel Corp.*                                            560            10,170
  DSP Group, Inc.*                                        460             9,982
  Kulicke & Soffa Industries,
      Inc.*                                             1,170             9,828
  Mattson Technology, Inc.*                             1,030             9,600
  Hittite Microwave Corp. -- SP
      ADR*                                                290             9,373
  Cirrus Logic, Inc.*                                   1,350             9,288

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Asyst Technologies, Inc.*                             1,250    $        9,137
  Netlogic Microsystems, Inc.*                            420             9,110
  Cohu, Inc.                                              450             9,072
  AMIS Holdings, Inc.*                                    680             7,188
  Supertex, Inc.*                                         180             7,065
  Semtech Corp.*                                          530             6,927
  Veeco Instruments, Inc.*                                330             6,181
  Cymer, Inc.*                                            110             4,835
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                               359,737
                                                                 --------------
  SOFTWARE 2.1%
  Sybase, Inc.*                                         1,050            25,935
  Micros Systems, Inc.*                                   480            25,296
  Hyperion Solutions Corp.*                               700            25,158
  TIBCO Software, Inc.*                                 2,650            25,016
  Jack Henry & Associates, Inc.                         1,030            22,042
  Net 1 UEPS Technologies, Inc.*                          680            20,101
  Macrovision Corp.*                                      620            17,521
  MicroStrategy, Inc. -- Class A*                         150            17,101
  Kronos, Inc.*                                           450            16,533
  Transaction Systems
      Architects, Inc. -- Class
      A*                                                  480            15,634
  Informatica Corp.*                                    1,090            13,309
  Quest Software, Inc.*                                   750            10,987
  Ansoft Corp.*                                           380            10,564
  Advent Software, Inc.*                                  290            10,234
  i2 Technologies, Inc.*                                  420             9,584
  Ansys, Inc.*                                            210             9,133
  Progress Software Corp.*                                310             8,658
  Ultimate Software Group, Inc.*                          340             7,908
  Smith Micro Software, Inc.*                             530             7,521
  SPSS, Inc.*                                             250             7,518
  Witness Systems, Inc.*                                  420             7,363
  Secure Computing Corp.*                                 910             5,970
                                                                 --------------
TOTAL SOFTWARE                                                          319,086
                                                                 --------------
  COMMUNICATIONS EQUIPMENT 1.8%
  Polycom, Inc.*                                        1,020            31,528
  Foundry Networks, Inc.*                               1,790            26,814
  Interdigital Communications
      Corp.*                                              660            22,143
  CommScope, Inc.*                                        696            21,214
  ADTRAN, Inc.                                            910            20,657

--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Redback Networks, Inc.*                                 760    $       18,955
  Arris Group, Inc.*                                    1,430            17,889
  Utstarcom, Inc.*                                      1,680            14,700
  Black Box Corp.                                         300            12,597
  ViaSat, Inc.*                                           400            11,924
  Packeteer, Inc.*                                        820            11,152
  Mastec, Inc.*                                           900            10,386
  Comtech Group, Inc. -- SP ADR*                          490             8,913
  Oplink Communications, Inc. --
      SP ADR*                                             430             8,841
  Radyne Corp., Inc.*                                     730             7,840
  Anaren, Inc.*                                           440             7,814
  Sirenza Microdevices, Inc.*                             990             7,781
  Blue Coat Systems, Inc.*                                320             7,664
  Carrier Access Corp.*                                 1,067             7,000
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                          275,812
                                                                 --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
  Flir Systems, Inc.*                                     860            27,374
  Benchmark Electronics, Inc.*                            820            19,975
  Daktronics, Inc.                                        500            18,425
  Itron, Inc.*                                            326            16,900
  Plexus Corp.*                                           696            16,620
  Global Imaging Systems, Inc.*                           730            16,024
  Rogers Corp.*                                           240            14,196
  Rofin-Sinar Technologies,
      Inc.*                                               218            13,180
  Coherent, Inc.*                                         396            12,502
  Scansource, Inc.*                                       370            11,248
  Littelfuse, Inc.*                                       330            10,520
  MTS Systems Corp.                                       266            10,273
  TTM Technologies, Inc.*                                 840             9,517
  Cogent, Inc.*                                           860             9,469
  Radisys Corp.*                                          500             8,335
  CTS Corp.                                               490             7,693
  Zygo Corp., Inc.*                                       460             7,567
  Park Electrochemical Corp.                              290             7,439
  Agilsys, Inc.                                           400             6,696
  Acacia Research - Acacia
      Technologies -- SP ADR*                             480             6,422
  SYNNEX Corp.*                                           270             5,924
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                256,299
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  INTERNET SOFTWARE & SERVICES 1.5%
  Digital River, Inc.*                                    480    $       26,779
  aQuantive, Inc.*                                        900            22,194
  Digitas, Inc.*                                        1,430            19,176
  j2 Global Communications,
      Inc.*                                               636            17,331
  RealNetworks, Inc.*                                   1,450            15,863
  ValueClick, Inc.*                                       660            15,596
  Websense, Inc.*                                         676            15,433
  United Online, Inc.                                     970            12,882
  Internap Network Services
      Corp.*                                              610            12,121
  Interwoven, Inc. -- SP ADR*                             780            11,443
  The Knot, Inc. -- SP ADR*                               410            10,758
  InfoSpace, Inc.*                                        480             9,845
  webMethods, Inc.*                                     1,240             9,126
  Perficient, Inc. -- SP ADR*                             490             8,041
  TheStreet.com, Inc.                                     840             7,476
  Vignette Corp.*                                         430             7,340
  SonicWALL, Inc.*                                        820             6,904
  Travelzoo, Inc.*                                        200             5,990
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                      234,298
                                                                 --------------
  IT CONSULTING & SERVICES 1.3%
  CACI International, Inc. --
      Class A*                                            410            23,165
  BISYS Group, Inc.*                                    1,540            19,882
  MPS Group, Inc.*                                      1,390            19,710
  Perot Systems Corp. -- Class A*                       1,040            17,046
  eFunds Corp.*                                           610            16,775
  CSG Systems International,
      Inc.*                                               620            16,573
  Talx Corp.                                              480            13,176
  Mantech International Corp. --
      Class A*                                            286            10,533
  SYKES Enterprises, Inc.*                                570            10,055
  Gevity HR, Inc.                                         410             9,713
  Lightbridge, Inc.*                                      660             8,936
  RightNow Technologies, Inc.*                            480             8,266
  Integral Systems, Inc. -- SP
      ADR                                                 320             7,414
  Keane, Inc.*                                            620             7,384
  SRA International, Inc. --
      Class A*                                            260             6,952
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                          195,580
                                                                 --------------


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  COMPUTERS & PERIPHERALS 0.8%
  Brocade Communications
      Systems, Inc.*                                    3,200    $       26,272
  Imation Corp.                                           500            23,215
  Electronics for Imaging, Inc.*                          860            22,859
  Palm, Inc.*                                           1,370            19,303
  Komag, Inc.*                                            460            17,425
  McData Corp. -- Class A*                              2,540            14,097
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                           123,171
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                          1,763,983
                                                                 --------------
CONSUMER DISCRETIONARY 9.9%
  SPECIALTY RETAIL 2.3%
  Payless Shoesource, Inc.*                               798            26,190
  Rent-A-Center, Inc.*                                    830            24,493
  Regis Corp.                                             606            23,961
  Men's Wearhouse, Inc.                                   600            22,956
  Aeropostale, Inc.*                                      740            22,844
  Charming Shoppes, Inc.*                               1,590            21,513
  Guess ?, Inc.*                                          290            18,395
  Gymboree Corp.*                                         480            18,317
  Group 1 Automotive, Inc.                                336            17,378
  Dress Barn, Inc.*                                       660            15,398
  Stage Stores, Inc.                                      450            13,675
  Cato Corp. -- Class A                                   530            12,142
  DSW, Inc.*                                              310            11,957
  Buckle, Inc.                                            230            11,695
  CSK Auto Corp.*                                         670            11,490
  Select Comfort Corp.*                                   660            11,477
  Charlotte Russe Holding, Inc.*                          350            10,762
  The Wet Seal, Inc. -- Class A*                        1,570            10,472
  Books-A-Million, Inc. -- SP ADR                         410             9,299
  Bebe Stores, Inc.                                       450             8,906
  Shoe Carnival, Inc.*                                    280             8,848
  Christopher & Banks Corp.                               466             8,696
  Asbury Automotive Group, Inc.                           330             7,775
  Talbots, Inc.                                           300             7,230
  Tween Brands, Inc.*                                     120             4,792
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                  360,661
                                                                 --------------
  HOTELS, RESTAURANTS & LEISURE 1.9%
  Jack in the Box, Inc.*                                  440            26,858
  Sonic Corp.*                                          1,040            24,908

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Pinnacle Entertainment, Inc.*                           630    $       20,878
  Ruby Tuesday, Inc.                                      760            20,854
  CEC Entertainment, Inc.*                                470            18,918
  CBRL Group, Inc.                                        390            17,456
  CKE Restaurants, Inc.                                   916            16,854
  Bob Evans Farms, Inc.                                   460            15,741
  WMS Industries, Inc.*                                   450            15,687
  Rare Hospitality
      International, Inc.*                                460            15,148
  Domino's Pizza, Inc.                                    516            14,448
  IHOP Corp.                                              268            14,124
  Papa John's International,
      Inc.*                                               346            10,038
  AFC Enterprises*                                        550             9,719
  Monarch Casino & Resort, Inc.*                          340             8,119
  Ruth's Chris Steak House -- SP
      ADR*                                                440             8,043
  Speedway Motorsports, Inc.                              196             7,526
  Landry's Restaurants, Inc.                              226             6,800
  Dover Downs Gaming &
      Entertainment, Inc.                                 480             6,418
  Ameristar Casinos, Inc.                                 180             5,533
  Texas Roadhouse, Inc.*                                   15               199
                                                                 --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                     284,269
                                                                 --------------
  TEXTILES & APPAREL 1.2%
  Phillips-Van Heusen Corp.                               640            32,109
  Wolverine World Wide, Inc.                              740            21,105
  Brown Shoe Co., Inc.                                    410            19,573
  Warnaco Group, Inc.*                                    650            16,497
  Kellwood Co.                                            440            14,309
  Oxford Industries, Inc.                                 250            12,412
  Deckers Outdoor Corp.*                                  200            11,990
  Carter's, Inc.*                                         460            11,730
  K-Swiss, Inc. -- Class A                                320             9,837
  Iconix Brand Group, Inc.*                               490             9,501
  Columbia Sportswear Co.                                 170             9,469
  Steven Madden, Ltd.                                     250             8,773
  True Religion Apparel, Inc.*                            480             7,349
  Maidenform Brands, Inc. -- SP
      ADR*                                                308             5,581
                                                                 --------------
TOTAL TEXTILES & APPAREL                                                190,235
                                                                 --------------
  MEDIA 1.2%
  Lee Enterprises, Inc.                                   630            19,568
  Scholastic Corp.*                                       500            17,920
  Arbitron, Inc.                                          380            16,507


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Catalina Marketing Corp.                                600    $       16,500
  Entercom Communications Corp.                           530            14,935
  RCN Corp.*                                              450            13,568
  Interactive Data Corp.                                  530            12,741
  Valassis Communications, Inc.*                          780            11,310
  CKX, Inc.*                                              880            10,322
  Westwood One, Inc.                                    1,250             8,825
  Morningstar, Inc.*                                      190             8,560
  Journal Register Co.                                  1,060             7,738
  Harris Interactive, Inc.*                             1,500             7,560
  Cumulus Media, Inc. -- Class A*                         600             6,234
  Citadel Broadcasting Corp.                              500             4,980
                                                                 --------------
TOTAL MEDIA                                                             177,268
                                                                 --------------
  HOUSEHOLD DURABLES 1.0%
  Yankee Candle Co., Inc.                                 550            18,854
  Tupperware Brands Corp.                                 820            18,540
  Meritage Homes Corp.*                                   360            17,179
  American Greetings Corp. --
      Class A                                             700            16,709
  Tempur-Pedic International,
      Inc.*                                               800            16,368
  Ethan Allen Interiors, Inc.                             450            16,249
  Champion Enterprises, Inc.*                           1,260            11,794
  Furniture Brands
      International, Inc.                                 680            11,036
  Interface, Inc. -- Class A*                             696             9,897
  Blyth, Inc.                                             470             9,753
  Brookfield Homes Corp.                                  210             7,886
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                                154,265
                                                                 --------------
  AUTO COMPONENTS 0.5%
  ArvinMeritor, Inc.                                    1,050            19,142
  Tenneco Automotive, Inc.*                               660            16,315
  Lear Corp.                                              470            13,879
  Aftermarket Technology Corp.*                           430             9,150
  Fuel Systems Solutions, Inc.
      -- SP ADR*                                          410             9,053
  Drew Industries, Inc.*                                  250             6,503
  LKQ Corp.*                                              200             4,598
                                                                 --------------
TOTAL AUTO COMPONENTS                                                    78,640
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Sotheby's Holdings, Inc. --
      Class A                                             740    $       22,955
  Jackson Hewitt Tax Service,
      Inc.                                                430            14,607
  Corinthian Colleges, Inc.*                            1,040            14,175
  Pre-Paid Legal Services, Inc.*                          200             7,826
  Vertrue, Inc.*                                          200             7,682
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     67,245
                                                                 --------------
  LEISURE EQUIPMENT & PRODUCTS 0.4%
  Marvel Entertainment, Inc.*                             650            17,492
  RC2 Corp.*                                              310            13,640
  MarineMax, Inc.*                                        360             9,335
  Jakks Pacific, Inc.*                                    366             7,993
  Smith & Wesson Holding Corp.
      -- SP ADR*                                          700             7,238
  Oakley, Inc.                                            350             7,021
                                                                 --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       62,719
                                                                 --------------
  INTERNET & CATALOG RETAIL 0.3%
  Priceline.com, Inc.*                                    380            16,572
  Systemax, Inc.*                                         630            10,993
  FTD Group, Inc. -- SP ADR*                              450             8,050
  Netflix, Inc.*                                          310             8,017
  PetMed Express, Inc.*                                   440             5,874
                                                                 --------------
TOTAL INTERNET & CATALOG RETAIL                                          49,506
                                                                 --------------
  MULTILINE RETAIL 0.3%
  Big Lots, Inc.*                                       1,310            30,025
  Bon-Ton Stores, Inc.                                    230             7,970
                                                                 --------------
TOTAL MULTILINE RETAIL                                                   37,995
                                                                 --------------
  AUTOMOBILES 0.2%
  Winnebago Industries, Inc.                              450            14,809
  Monaco Coach Corp.                                      710            10,054
                                                                 --------------
TOTAL AUTOMOBILES                                                        24,863
                                                                 --------------
  DISTRIBUTORS 0.1%
  Building Material Holding
      Corp.                                               490            12,098


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Keystone Automotive
      Industries, Inc.*                                   300    $       10,197
                                                                 --------------
TOTAL DISTRIBUTORS                                                       22,295
                                                                 --------------
  INTERNET SOFTWARE & SERVICES 0.1%
  INVESTools, Inc. -- SP ADR*                             870            11,997
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                       11,997
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                          1,521,958
                                                                 --------------
INDUSTRIALS 8.5%
  COMMERCIAL SERVICES & SUPPLIES 2.5%
  Watson Wyatt & Co. Holdings                             540            24,381
  Waste Connections, Inc.*                                550            22,852
  Brady Corp. -- Class A                                  550            20,504
  John H. Harland Co.                                     400            20,080
  United Stationers, Inc.*                                400            18,676
  Herman Miller, Inc.                                     460            16,726
  Labor Ready, Inc.*                                      860            15,764
  Korn/Ferry International,
      Inc.*                                               670            15,383
  Viad Corp.                                              366            14,860
  Advisory Board Co.*                                     258            13,813
  Heidrick & Struggles
      International, Inc.*                                320            13,555
  Mine Safety Appliances Co.                              356            13,047
  Amrep Corp. PLC -- SP ADR                               100            12,250
  American Reprographics Co.*                             360            11,992
  CoStar Group, Inc.*                                     220            11,783
  Ennis Inc.                                              480            11,741
  Consolidated Graphics, Inc.*                            186            10,987
  Kenexa Corp. -- Class A*                                310            10,311
  Deluxe Corp.                                            400            10,080
  Volt Information Sciences,
      Inc.*                                               200            10,042
  Layne Christensen Co. -- SP
      ADR*                                                300             9,849
  PeopleSupport, Inc. -- SP ADR*                          440             9,262
  CBIZ, Inc.*                                           1,320             9,200
  COMSYS IT Partners, Inc. -- SP
      ADR*                                                450             9,095
  Pike Electric Corp. -- SP ADR*                          500             8,165
  Kforce, Inc.*                                           670             8,154

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Rollins, Inc.                                           360    $        7,960
  Waste Industries USA, Inc. --
      SP ADR                                              260             7,935
  ICT Group, Inc.*                                        220             6,950
  School Specialty, Inc.*                                 170             6,373
  Spherion Corp.*                                         670             4,978
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    386,748
                                                                 --------------
  MACHINERY 1.7%
  Bucyrus International, Inc. --
      Class A                                             470            24,327
  Wabtec Corp.                                            700            21,266
  Nordson Corp.                                           400            19,932
  Actuant Corp. -- Class A                                400            19,060
  Watts Industries, Inc. --
      Class A                                             420            17,266
  Navistar International Corp.*                           500            16,715
  Mueller Industries, Inc.                                480            15,216
  Kaydon Corp.                                            370            14,704
  Barnes Group, Inc.                                      566            12,311
  RBC Bearings, Inc. -- SP ADR*                           390            11,177
  NACCO Industries, Inc. --
      Class A                                              80            10,928
  American Science &
      Engineering, Inc.*                                  180            10,712
  Freightcar America, Inc.                                180             9,981
  EnPro Industries, Inc.*                                 290             9,631
  Middleby Corp.*                                          90             9,420
  Columbus McKinnon Corp. --
      Class A*                                            420             8,828
  Dynamic Materials Corp.                                 300             8,430
  Astec Industries, Inc.*                                 210             7,371
  Ampco-Pittsburgh Corp. PLC --
      SP ADR                                              210             7,031
  Albany International Corp. --
      Class A                                             210             6,911
                                                                 --------------
TOTAL MACHINERY                                                         261,217
                                                                 --------------
  ELECTRICAL EQUIPMENT 1.0%
  Acuity Brands, Inc.                                     550            28,622
  General Cable Corp.*                                    620            27,100
  Regal-Beloit Corp.                                      450            23,630
  Genlyte Group, Inc.*                                    290            22,652
  Woodward Governor Co.                                   406            16,122
  A.O. Smith Corp.                                        336            12,620
  II-Vi, Inc.*                                            430            12,014


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Lamson & Sessions Co., Inc.*                            390    $        9,462
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                              152,222
                                                                 --------------
  AEROSPACE & DEFENSE 0.8%
  BE Aerospace, Inc.*                                   1,030            26,450
  Ceradyne, Inc.*                                         350            19,775
  Teledyne Technologies, Inc.*                            426            17,095
  Orbital Sciences Corp.*                                 840            15,490
  Hexcel Corp.*                                           620            10,794
  United Industrial Corp.                                 210            10,657
  K&F Industries Holdings, Inc.
      -- SP ADR*                                          450            10,220
  EDO Corp.                                               420             9,971
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                               120,452
                                                                 --------------
  BUILDING PRODUCTS 0.5%
  Simpson Manufacturing Co.,
      Inc.                                                560            17,724
  NCI Building Systems, Inc.*                             276            14,283
  Ameron International Corp.                              150            11,455
  American Woodmark Corp.                                 270            11,300
  Builders FirstSource, Inc.*                             490             8,737
  PW Eagle, Inc.                                          250             8,625
  Universal Forest Products,
      Inc.                                                150             6,993
                                                                 --------------
TOTAL BUILDING PRODUCTS                                                  79,117
                                                                 --------------
  CONSTRUCTION & ENGINEERING 0.5%
  EMCOR Group, Inc.*                                      410            23,308
  Granite Construction, Inc.                              430            21,638
  Washington Group
      International, Inc.*                                210            12,556
  Infrasource Services, Inc. --
      SP ADR*                                             500            10,885
  Sterling Construction Co.,
      Inc. -- SP ADR*                                     320             6,963
                                                                 --------------
TOTAL CONSTRUCTION & ENGINEERING                                         75,350
                                                                 --------------
  AIR FREIGHT & COURIERS 0.4%
  HUB Group, Inc. -- Class A*                             566            15,593
  Atlas Air Worldwide Holdings
      Co., Inc.*                                          310            13,795
  Pacer International, Inc.                               450            13,397
  EGL, Inc.*                                              420            12,508

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Forward Air Corp.                                       140    $        4,050
                                                                 --------------
TOTAL AIR FREIGHT & COURIERS                                             59,343
                                                                 --------------
  AIRLINES 0.4%
  SkyWest, Inc.                                           870            22,194
  JetBlue Airways Corp.*                                1,200            17,040
  Republic Airways Holdings,
      Inc.*                                               600            10,068
  ExpressJet Holdings, Inc.*                            1,210             9,801
                                                                 --------------
TOTAL AIRLINES                                                           59,103
                                                                 --------------
  ROAD & RAIL 0.4%
  Genesee & Wyoming, Inc. --
      Class A*                                            586            15,377
  Arkansas Best Corp.                                     340            12,240
  Heartland Express, Inc.                                 780            11,716
  Amerco, Inc.*                                           130            11,311
  Saia, Inc. -- SP ADR*                                   340             7,891
                                                                 --------------
TOTAL ROAD & RAIL                                                        58,535
                                                                 --------------
  TRADING COMPANIES & DISTRIBUTORS 0.2%
  Applied Industrial
      Technologies, Inc.                                  570            14,996
  Beacon Roofing Supply, Inc.*                            690            12,986
  BlueLinx Holdings, Inc.                                 670             6,968
                                                                 --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                   34,950
                                                                 --------------
  MARINE 0.1%
  American Commercial Lines,
      Inc.*                                               220            14,412
  Horizon Lines, Inc. -- Class A
      -- SP ADR                                           350             9,436
                                                                 --------------
TOTAL MARINE                                                             23,848
                                                                 --------------
TOTAL INDUSTRIALS                                                     1,310,885
                                                                 --------------
HEALTH CARE 7.5%
  HEALTH CARE EQUIPMENT & SUPPLIES 2.6%
  Immucor, Inc.*                                          920            26,892
  Bio--Rad Laboratories, Inc. --
      Class A*                                            276            22,776
  Mentor Corp.                                            460            22,480


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Kyphon, Inc.*                                           550    $       22,220
  West Pharmaceutical Services,
      Inc.                                                396            20,287
  Varian, Inc.*                                           420            18,812
  Hologic, Inc.*                                          360            17,021
  Dionex Corp.*                                           300            17,013
  Haemonetics Corp.*                                      360            16,207
  Palomar Medical Technologies,
      Inc.*                                               308            15,606
  American Medical Systems
      Holdings, Inc.*                                     820            15,186
  Biosite, Inc.*                                          290            14,166
  DJ Orthopedics, Inc.*                                   328            14,045
  Invacare Corp.                                          530            13,012
  Zoll Medical Corp.*                                     220            12,813
  ArthroCare Corp.*                                       320            12,774
  Integra LifeSciences Holdings
      Corp.*                                              288            12,266
  Viasys Healthcare, Inc.*                                420            11,684
  Lifecell Corp.*                                         456            11,008
  Intralase Corp. -- SP ADR*                              470            10,519
  PharmaNet Development Group,
      Inc.*                                               420             9,269
  OraSure Technologies, Inc.*                           1,120             9,251
  Quidel Corp.*                                           650             8,853
  Conmed Corp.*                                           360             8,323
  ICU Medical, Inc.*                                      200             8,136
  Candela Corp.*                                          610             7,546
  SurModics, Inc.*                                        230             7,158
  Meridian Bioscience, Inc.                               290             7,114
  Abaxis, Inc.*                                           310             5,968
  Steris Corp.                                             90             2,265
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  400,670
                                                                 --------------
  BIOTECHNOLOGY 1.8%
  OSI Pharmaceuticals, Inc.*                              670            23,437
  Illumina, Inc.*                                         570            22,407
  BioMarin Pharmaceuticals,
      Inc.*                                             1,170            19,176
  Alkermes, Inc.*                                       1,340            17,916
  United Therapeutics Corp.*                              316            17,181
  Myriad Genetics, Inc.*                                  540            16,902
  Digene Corp.*                                           296            14,184
  Cubist Pharmaceuticals, Inc.*                           750            13,582
  Savient Pharmaceuticals, Inc.*                        1,160            13,004
  Martek Biosciences Corp.*                               550            12,837
  Alnylam Pharmaceuticals, Inc.*                          570            12,198
  Array Biopharma, Inc.*                                  810            10,465

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Progenics Pharmaceuticals,
      Inc.*                                               390    $       10,039
  Tanox, Inc.*                                            498             9,910
  Trimeris, Inc.*                                         750             9,532
  Alexion Pharmaceuticals, Inc.*                          220             8,886
  Senomyx, Inc.*                                          646             8,391
  Luminex Corp.*                                          660             8,382
  Genomic Health, Inc. -- SP ADR*                         450             8,370
  BioCryst Pharmaceuticals,
      Inc.*                                               710             8,208
  Indevus Pharmaceuticals, Inc.*                          910             6,461
  Pharmion Corp.*                                         190             4,891
  Telik, Inc.*                                            710             3,145
  Nuvelo, Inc.*                                           730             2,920
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                     282,424
                                                                 --------------
  HEALTH CARE PROVIDERS & SERVICES 1.8%
  AMERIGROUP Corp.*                                       710            25,482
  Magellan Health Services,
      Inc.*                                               490            21,178
  Sunrise Senior Living, Inc.*                            660            20,275
  Apria Healthcare Group, Inc.*                           690            18,388
  Centene Corp.*                                          740            18,182
  inVentiv Health, Inc.*                                  490            17,321
  Kindred Healthcare, Inc.*                               470            11,867
  Corvel Corp. -- SP ADR*                                 245            11,655
  Gentiva Health Services, Inc.*                          570            10,864
  Vital Images, Inc.*                                     310            10,788
  Omnicell, Inc.*                                         550            10,246
  Amedisys, Inc.*                                         310            10,190
  The Trizetto Group, Inc.*                               540             9,920
  Sun Healthcare Group, Inc. --
      SP ADR*                                             750             9,473
  LHC Group, Inc. -- SP ADR*                              330             9,408
  Molina Healthcare, Inc.*                                280             9,103
  Computer Programs & Systems,
      Inc.                                                250             8,498
  PRA International*                                      330             8,339
  HealthExtras, Inc.*                                     310             7,471
  Bio-Reference Labs, Inc. -- SP
      ADR*                                                330             7,422
  Dendrite International, Inc.*                           640             6,854


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Odyssey HealthCare, Inc.*                               380    $        5,039
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                  267,963
                                                                 --------------
  PHARMACEUTICALS 1.3%
  Valeant Pharmaceuticals
      International                                     1,170            20,171
  Perrigo Co.                                           1,160            20,068
  Viropharma, Inc.*                                     1,150            16,836
  KV Pharmaceutical Co.*                                  600            14,268
  Par Pharmaceutical Cos., Inc.*                          610            13,646
  Alpharma, Inc. -- Class A                               566            13,641
  Medicis Pharmaceutical Corp.
      -- Class A                                          380            13,349
  New River Pharmaceuticals,
      Inc.*                                               230            12,583
  Sciele Pharma, Inc.*                                    510            12,240
  Advanced Magnetics, Inc. -- SP
      ADR*                                                200            11,944
  Noven Pharmaceuticals, Inc.*                            460            11,707
  Pozen, Inc.*                                            590            10,024
  Pain Therapeutics, Inc.*                              1,010             8,989
  Bradley Pharmaceuticals, Inc.*                          430             8,849
  Kendle International, Inc.*                             260             8,177
                                                                 --------------
TOTAL PHARMACEUTICALS                                                   196,492
                                                                 --------------
TOTAL HEALTH CARE                                                     1,147,549
                                                                 --------------
ENERGY 3.1%
  OIL & GAS 1.6%
  USEC, Inc.*                                           1,500            19,080
  Comstock Resources, Inc.*                               610            18,947
  Swift Energy Co.*                                       400            17,924
  Penn Virginia Corp.                                     250            17,510
  Berry Petroleum Co. -- Class A                          526            16,311
  Stone Energy Corp.*                                     370            13,079
  Alpha Natural Resources, Inc.*                          890            12,665
  Arena Resources, Inc. -- SP
      ADR*                                                250            10,677
  PetroHawk Energy Corp.*                                 900            10,350
  Carrizo Oil & Gas, Inc.*                                340             9,867
  Harvest Natural Resources,
      Inc.*                                               890             9,461
  Petroleum Development Corp.*                            206             8,868

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Parallel Petroleum Corp.*                               500    $        8,785
  Energy Partners Ltd.*                                   350             8,547
  Alon USA Energy, Inc.                                   310             8,156
  Vaalco Energy, Inc.*                                  1,190             8,033
  Bois d'Arc Energy, Inc. -- SP
      ADR*                                                520             7,608
  GMX Resources, Inc.*                                    210             7,455
  Edge Petroleum Corp.*                                   400             7,296
  Crosstex Energy, Inc.                                   228             7,225
  Brigham Exploration Co.*                                918             6,711
  World Fuel Services Corp.                               150             6,669
  Callon Petroleum Co.*                                   290             4,359
  Houston Exploration Co.*                                 80             4,142
                                                                 --------------
TOTAL OIL & GAS                                                         249,725
                                                                 --------------
  ENERGY EQUIPMENT & SERVICES 1.5%
  Lone Star Technologies, Inc.*                           440            21,300
  W-H Energy Services, Inc.*                              390            18,989
  Atwood Oceanics, Inc.*                                  370            18,119
  Grey Wolf, Inc.*                                      2,600            17,836
  Input/Output, Inc.*                                   1,220            16,628
  Parker Drilling Co.*                                  1,860            15,196
  Dril-Quip, Inc.*                                        380            14,881
  Hornbeck Offshore Services,
      Inc.*                                               410            14,637
  Lufkin Industries, Inc.                                 248            14,404
  Allis-Chalmers Energy, Inc. --
      SP ADR*                                             480            11,059
  GulfMark Offshore, Inc.*                                290            10,849
  Trico Marine Services, Inc.*                            260             9,961
  Hydril*                                                 130             9,775
  Dawson Geophysical Co. -- SP
      ADR*                                                260             9,472
  Pioneer Drilling Co.*                                   710             9,429
  Natco Group, Inc.*                                      290             9,245
  Matrix Service Co.*                                     570             9,177
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                       230,957
                                                                 --------------
TOTAL ENERGY                                                            480,682
                                                                 --------------
MATERIALS 2.8%
  METALS & MINING 1.1%
  Oregon Steel Mills, Inc.*                               470            29,333
  Cleveland-Cliffs, Inc.                                  560            27,126
  Chaparral Steel Co.                                     600            26,562
  AK Steel Holding Corp.*                               1,270            21,463
  Quanex Corp.                                            520            17,987


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Schnitzer Steel Industries,
      Inc. -- Class A                                     390    $       15,483
  Gibraltar Industries, Inc. --
      SP ADR                                              480            11,285
  Ryerson Tull, Inc.                                      416            10,437
  Coeur d'Alene Mines Corp.*                            1,920             9,504
  Olympic Steel, Inc. -- SP ADR                           290             6,447
                                                                 --------------
TOTAL METALS & MINING                                                   175,627
                                                                 --------------
  CHEMICALS 0.9%
  OM Group, Inc.*                                         410            18,565
  H.B. Fuller Co.                                         690            17,816
  Hercules, Inc.*                                         790            15,255
  NewMarket Corp.                                         250            14,762
  Rockwood Holdings, Inc.*                                510            12,882
  Spartech Corp.                                          480            12,585
  PolyOne Corp.*                                        1,610            12,075
  Georgia Gulf Corp.                                      590            11,393
  A. Schulman, Inc.                                       400             8,900
  Pioneer Cos., Inc.*                                     310             8,885
  Zoltek Cos., Inc.*                                      400             7,868
                                                                 --------------
TOTAL CHEMICALS                                                         140,986
                                                                 --------------
  CONTAINERS & PACKAGING 0.4%
  Greif, Inc. -- Class A                                  220            26,048
  Silgan Holdings, Inc.                                   326            14,318
  Myers Industries, Inc.                                  590             9,239
  AEP Industries, Inc. -- SP ADR*                         160             8,530
                                                                 --------------
TOTAL CONTAINERS & PACKAGING                                             58,135
                                                                 --------------
  PAPER & FOREST PRODUCTS 0.2%
  Neenah Paper, Inc.                                      300            10,596
  Schweitzer-Mauduit
      International, Inc.                                 330             8,597
  Deltic Timber Corp.                                     130             7,251
                                                                 --------------
TOTAL PAPER & FOREST PRODUCTS                                            26,444
                                                                 --------------
  CONSTRUCTION MATERIALS 0.2%
  Headwaters, Inc.*                                       620            14,855

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Texas Industries, Inc.                                  160    $       10,277
                                                                 --------------
TOTAL CONSTRUCTION MATERIALS                                             25,132
                                                                 --------------
TOTAL MATERIALS                                                         426,324
                                                                 --------------
CONSUMER STAPLES 2.0%
  FOOD PRODUCTS 0.6%
  Flowers Foods, Inc.                                     750            20,243
  Seaboard Corp.                                           10            17,650
  Hain Celestial Group, Inc.*                             530            16,541
  Tootsie Roll Industries, Inc.                           460            15,042
  Lancaster Colony Corp.                                  310            13,736
  Imperial Sugar Co., Inc.                                340             8,231
                                                                 --------------
TOTAL FOOD PRODUCTS                                                      91,443
                                                                 --------------
  FOOD & DRUG RETAILING 0.6%
  Central European Distribution
      Corp.*                                              540            16,038
  Pantry, Inc.*                                           340            15,926
  Andersons, Inc.                                         280            11,869
  Longs Drug Stores Corp.                                 280            11,866
  Spartan Stores, Inc.                                    460             9,628
  Ingles Markets, Inc. -- Class A                         310             9,235
  Wild Oats Markets, Inc.*                                640             9,203
  Nash Finch Co.                                          260             7,098
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                              90,863
                                                                 --------------
  PERSONAL PRODUCTS 0.6%
  NBTY, Inc.*                                             740            30,762
  Chattem, Inc.*                                          270            13,522
  American Oriental
      Bioengineering, Inc. PLC
      -- SP ADR*                                        1,020            11,903
  USANA Health Sciences, Inc.*                            190             9,815
  Elizabeth Arden, Inc.*                                  490             9,335
  Mannatech, Inc.                                         540             7,954
  Prestige Brands Holdings,
      Inc. -- Class A*                                    560             7,291
                                                                 --------------
TOTAL PERSONAL PRODUCTS                                                  90,582
                                                                 --------------
  BEVERAGES 0.1%
  Jones Soda Co. -- SP ADR*                               840            10,332


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  MGP Ingredients, Inc.                                   340    $        7,688
                                                                 --------------
TOTAL BEVERAGES                                                          18,020
                                                                 --------------
  HOUSEHOLD PRODUCTS 0.1%
  Central Garden and Pet Co.*                             300            14,526
                                                                 --------------
TOTAL HOUSEHOLD PRODUCTS                                                 14,526
                                                                 --------------
TOTAL CONSUMER STAPLES                                                  305,434
                                                                 --------------
UTILITIES 1.7%
  ELECTRIC UTILITIES 0.9%
  Westar Energy, Inc.                                   1,060            27,518
  IDACORP, Inc.                                           540            20,871
  Cleco Corp.                                             810            20,436
  Unisource Energy Corp.                                  480            17,534
  Allete, Inc.                                            350            16,289
  El Paso Electric Co.*                                   660            16,084
  Otter Tail Power Co.                                    470            14,645
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                                133,377
                                                                 --------------
  GAS UTILITIES 0.6%
  Nicor, Inc.                                             530            24,804
  Piedmont Natural Gas Co.                                920            24,610
  Southwest Gas Corp.                                     540            20,720
  Northwest Natural Gas Co.                               350            14,854
  Laclede Group, Inc.                                     310            10,859
  South Jersey Industries, Inc.                           180             6,014
                                                                 --------------
TOTAL GAS UTILITIES                                                     101,861
                                                                 --------------
  MULTI-UTILITIES 0.2%
  Avista Corp.                                            670            16,958
  PNM Resources, Inc.                                     490            15,239
                                                                 --------------
TOTAL MULTI-UTILITIES                                                    32,197
                                                                 --------------
TOTAL UTILITIES                                                         267,435
                                                                 --------------
TELECOMMUNICATION SERVICES 0.9%
  DIVERSIFIED TELECOMMUNICATION
      SERVICES 0.7%
  Time Warner Telecom, Inc. --
      Class A*                                            940            18,734
  Commonwealth Telephone
      Enterprises, Inc.                                   350            14,651

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  General Communication, Inc. --
      Class A*                                            920    $       14,471
  Golden Telecom, Inc.                                    290            13,583
  Iowa Telecommunications
      Services, Inc.                                      570            11,235
  Cbeyond, Inc. -- SP ADR*                                340            10,401
  CT Communications, Inc.                                 420             9,626
  Cogent Communications Group,
      Inc. -- SP ADR*                                     530             8,597
  Cincinnati Bell, Inc.*                                1,710             7,815
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                                109,113
                                                                 --------------
  WIRELESS TELECOMMUNICATION SERVICES 0.2%
  Dobson Communications Corp. --
      Class A*                                          1,870            16,288
  USA Mobility, Inc.                                      470            10,514
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                26,802
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                        135,915
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $8,930,948)                                                   9,429,832
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
39.8%
Credit Suisse at
4.90% due 01/02/07                               $    169,739           169,739
Mizuho, Inc. at
4.80% due 01/02/07+                                 2,079,894         2,079,894
Bear Stearns Cos., Inc. at
4.70% due 01/02/07                                  2,902,178         2,902,178
Morgan Stanley at
4.65% due 01/02/07                                    967,392           967,392
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $6,119,203)                                                   6,119,203
                                                                 --------------
TOTAL INVESTMENTS 101.1%
  (Cost $15,050,151)                                             $   15,549,035
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (1.1)%                                                $     (165,858)
                                                                 --------------


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                              $   15,383,177

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 Russell 2000 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $4,282,200)                                    54    $      (35,311)
                                                                 --------------

                                                        UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
February 2007 Russell 2000
Index Swap, Maturing 02/21/07**
  (Notional Market Value
  $1,290,981)                                           1,639    $       (2,683)
March 2007 Russell 2000 Index
Swap, Maturing 03/28/07**
  (Notional Market Value
  $465,606)                                               591            (4,089)
(TOTAL NOTIONAL MARKET VALUE $1,756,587)                         $       (6,772)
                                                                 --------------

*     Non-Income Producing Security.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity swap index collateral at December 31, 2006


--------------------------------------------------------------------------------

INVERSE RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
99.5%
Credit Suisse at
  4.90% due 01/02/07+                            $  3,911,352    $    3,911,352
Mizuho, Inc. at
  4.80% due 01/02/07                               24,645,005        24,645,005
Bear Stearns, Inc. at
  4.70% due 01/02/07                               34,388,378        34,388,378
Morgan Stanley at
  4.65% due 01/02/07                               11,462,793        11,462,793
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $74,407,528)                                                 74,407,528
                                                                 --------------
TOTAL INVESTMENTS 99.5%
  (Cost $74,407,528)                                             $   74,407,528
                                                                 --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.5%                                             $      388,637
                                                                 --------------
NET ASSETS - 100.0%                                              $   74,796,165

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2007 Russell 2000 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $14,670,500)                                  185    $       52,975
                                                                 --------------

                                                        UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
February 2007 Russell 2000
Index Swap, Maturing 02/21/07*
  (Notional Market Value
  $59,743,608)                                         75,849    $      605,448
                                                                 --------------

*     Price Return based on Russell 2000 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity swap index collateral at December 31, 2006.

--------------------------------------------------------------------------------

GOVERNMENT LONG BOND ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS
93.6%
United States Treasury Bond
  4.50% due 02/15/36                             $ 87,435,000    $   83,227,190
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $77,443,263)                                                 83,227,190
                                                                 --------------

REPURCHASE AGREEMENTS
3.8%
Credit Suisse at
  4.90% due 01/02/07                                    4,181             4,181
Mizuho, Inc. at
  4.80% due 01/02/07                                1,182,551         1,182,551
Bear Stearns Cos, Inc. at
  4.70% due 01/02/07                                1,650,070         1,650,070
Morgan Stanley at
  4.65% due 01/02/07                                  550,024           550,024
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,386,826)                                                   3,386,826
                                                                 --------------
TOTAL INVESTMENTS 97.4%
  (Cost $80,830,089)                                             $   86,614,016
                                                                 --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 2.6%                                             $    2,273,840
                                                                 --------------
NET ASSETS - 100.0%                                              $   88,887,856

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 U.S. Treasury Bond
Futures Contracts
  (Aggregate Market Value of
  Contracts $36,217,188)                                  325    $     (395,294)
                                                                 --------------

--------------------------------------------------------------------------------

INVERSE GOVERNMENT LONG BOND MASTER FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 45.7%
Fannie Mae*
  5.13% due 03/14/07                             $ 50,000,000    $   49,494,125
  5.14% due 02/08/07                               25,000,000        24,867,931
  5.15% due 02/28/07                               25,000,000        24,796,344
Farmer Mac*
  5.14% due 01/30/07                               10,000,000         9,960,022
Federal Home Loan Bank*
  5.14% due 01/10/07                               50,000,000        49,942,889
  5.14% due 01/24/07                               25,000,000        24,921,472
  5.14% due 02/02/07+                              25,000,000        24,889,347
  5.15% due 01/26/07+                              50,000,000        49,828,500
Freddie Mac*
  5.11% due 03/26/07+                              25,000,000        24,705,465
  5.15% due 03/13/07+                              50,000,000        49,499,306
                                                                 --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $332,905,401)                                               332,905,401
                                                                 --------------

                                                    CONTRACTS
-------------------------------------------------------------------------------
OPTIONS PURCHASED
0.0%
Call Options on:
  March 2007 U.S. Treasury Bond
  Index Futures Contracts
    Expiring March 2007 with
    strike price of 123 ++                              1,445                --
                                                                 --------------
TOTAL OPTIONS PURCHASED
  (Cost $28,719)                                                             --
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
132.6%
Collateralized by U.S. Treasury
Obligations

Credit Suisse at
  4.90% due 01/02/07+                            $    501,046           501,046
Mizuho, Inc. at
  4.80% due 01/02/07+                             141,702,596       141,702,596
Bear Stearns Cos., Inc. at
  4.70% due 01/02/07+                             197,724,553       197,724,553

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------

Morgan Stanley at
  4.65% due 01/02/07+                            $ 65,908,184    $   65,908,184

Individual Repurchase Agreement
  Lehman Brothers, Inc. at
  2.20% due 01/03/07
  (Secured by U.S. Treasury
  Bonds, at a rate of 4.50%
  and maturing 02/15/36 as
  collateral, with a Market
  Value of $1,096,988,748) and
  a Maturity Value of
  $1,075,855                                      559,545,000       559,545,000
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $965,381,379)                                               965,381,379
TOTAL LONG SECURITIES 178.4%
  (Cost $1,298,315,499)                                           1,298,286,780
                                                                 --------------
U.S. TREASURY OBLIGATIONS SOLD SHORT
(75.6)%
U.S. Treasury Bond
 4.50% due 02/15/36                               578,313,000      (550,481,687)
TOTAL U.S. TREASURY OBLIGATIONS
  SOLD SHORT
  (Proceeds $571,038,725)                                          (550,481,687)
                                                                 --------------
TOTAL SHORT SALES
  (Proceeds $571,038,725)                                          (550,481,687)
TOTAL INVESTMENTS 102.7%
  (Cost $727,276,774)                                            $  747,805,093
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (2.7)%                                                $  (19,950,390)
                                                                 --------------
NET ASSETS - 100.0%                                              $  727,854,703

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                           GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2007 U.S. Treasury Bond
Futures Contracts
  (Aggregate Market Value of
  Contracts $278,148,000)                               2,496    $    3,448,030
                                                                 --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

+ All or a portion of this security is held as collateral at December 31, 2006.

++    Security is fair valued.


--------------------------------------------------------------------------------

EUROPE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 38.0%

FINANCIALS 12.5%
  BANKS 7.3%
  HSBC Holdings PLC  -- SP ADR                         34,070    $    3,122,516
  Banco Santander Central
      Hispano SA -- SP ADR                             95,130         1,775,126
  Barclays  PLC -- SP ADR                              28,560         1,660,478
  Banco Bilbao Vizcaya
      Argentaria SA -- SP ADR                          55,820         1,343,029
  ABN AMRO Holding N.V. -- SP ADR                      37,060         1,187,773
  Lloyds TSB Group  PLC -- SP ADR                      26,030         1,179,940
                                                                 --------------
TOTAL BANKS                                                          10,268,862
                                                                 --------------
  CAPITAL MARKETS 2.6%
  UBS AG Co., Inc.                                     26,970         1,627,100
  Credit Suisse Group -- SP ADR                        15,130         1,056,831
  Deutsche Bank AG                                      7,270           968,655
                                                                 --------------
TOTAL CAPITAL MARKETS                                                 3,652,586
                                                                 --------------
  INSURANCE 1.5%
  Allianz AG -- SP ADR                                 56,150         1,146,583
  AXA -- SP ADR                                        24,940         1,005,830
                                                                 --------------
TOTAL INSURANCE                                                       2,152,413
                                                                 --------------
  DIVERSIFIED FINANCIALS 1.1%
  ING Groep N.V. -- SP ADR                             33,490         1,479,253
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                          1,479,253
                                                                 --------------
TOTAL FINANCIALS                                                     17,553,114
                                                                 --------------
ENERGY 5.8%
  OIL & GAS 5.8%
  BP PLC -- SP ADR                                     41,180         2,763,178
  Total SA -- SP ADR                                   27,640         1,987,869
  Royal Dutch Shell  PLC -- SP
      ADR                                              26,250         1,858,237

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  ENI-Ente Nazionale
      Idrocarburi -- SP ADR                            22,440    $    1,509,763
                                                                 --------------
TOTAL OIL & GAS                                                       8,119,047
                                                                 --------------
TOTAL ENERGY                                                          8,119,047
                                                                 --------------
HEALTH CARE 4.9%
  PHARMACEUTICALS 4.7%
  GlaxoSmithKline  PLC -- SP ADR                       45,260         2,387,918
  Novartis AG -- SP ADR                                37,690         2,164,914
  AstraZeneca  PLC -- SP ADR                           24,850         1,330,717
  Sanofi-Aventis SA -- ADR                              7,870           363,358
  Teva Pharmaceutical
      Industries Ltd. -- SP ADR                         8,330           258,896
                                                                 --------------
TOTAL PHARMACEUTICALS                                                 6,505,803
                                                                 --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
  Alcon, Inc.                                           2,780           310,721
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  310,721
                                                                 --------------
TOTAL HEALTH CARE                                                     6,816,524
                                                                 --------------
TELECOMMUNICATION SERVICES 4.5%
  DIVERSIFIED TELECOMMUNICATION
      SERVICES 3.1%
  Telefonica SA                                        23,980         1,528,725
  BT Group  PLC -- SP ADR                              18,720         1,121,141
  Deutsche Telekom AG -- SP ADR                        41,130           748,566
  France Telecom SA -- SP ADR                          21,190           586,963
  Telecom Italia  -- SP ADR                            13,600           409,768
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                              4,395,163
                                                                 --------------


--------------------------------------------------------------------------------

EUROPE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  WIRELESS TELECOMMUNICATION SERVICES 1.4%
  Vodafone Group, Inc. -- SP ADR                       70,150    $    1,948,767
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                             1,948,767
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                      6,343,930
                                                                 --------------
MATERIALS 2.3%
  METALS & MINING 1.6%
  Anglo American  PLC -- ADR                           37,920           925,627
  Rio Tinto  PLC -- SP ADR                              3,200           679,968
  BHP Billiton Ltd. -- SP ADR                          13,820           549,345
                                                                 --------------
TOTAL METALS & MINING                                                 2,154,940
                                                                 --------------
  CHEMICALS 0.7%
  BASF AG -- SP ADR                                    10,550         1,025,566
                                                                 --------------
TOTAL CHEMICALS                                                       1,025,566
                                                                 --------------
TOTAL MATERIALS                                                       3,180,506
                                                                 --------------
CONSUMER STAPLES 2.2%
  FOOD PRODUCTS 1.3%
  Unilever N.V                                         40,590         1,106,077
  Cadbury Schweppes  PLC -- SP
      ADR                                              18,320           786,478
                                                                 --------------
TOTAL FOOD PRODUCTS                                                   1,892,555
                                                                 --------------
  BEVERAGES 0.9%
  Diageo PLC -- SP ADR                                 15,340         1,216,615
                                                                 --------------
TOTAL BEVERAGES                                                       1,216,615
                                                                 --------------
TOTAL CONSUMER STAPLES                                                3,109,170
                                                                 --------------
UTILITIES 1.9%
  ELECTRIC UTILITIES 1.2%
  E.ON AG -- SP ADR                                    37,650         1,701,403
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                              1,701,403
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  MULTI-UTILITIES 0.7%
  Suez SA -- SP ADR                                    18,550    $      963,858
                                                                 --------------
TOTAL MULTI-UTILITIES                                                   963,858
                                                                 --------------
TOTAL UTILITIES                                                       2,665,261
                                                                 --------------
INFORMATION TECHNOLOGY 1.7%
  COMMUNICATIONS EQUIPMENT 1.3%
  Nokia OYJ -- SP ADR                                  50,850         1,033,272
  Telefonaktiebolaget LM
      Ericsson -- SP ADR                               18,160           730,577
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                        1,763,849
                                                                 --------------
  SOFTWARE 0.4%
  SAP AG -- SP ADR                                     10,970           582,507
                                                                 --------------
TOTAL SOFTWARE                                                          582,507
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                          2,346,356
                                                                 --------------
CONSUMER DISCRETIONARY 1.2%
  AUTOMOBILES 0.5%
  DaimlerChrysler AG                                   11,600           712,356
                                                                 --------------
TOTAL AUTOMOBILES                                                       712,356
                                                                 --------------
  HOUSEHOLD DURABLES 0.4%
  Koninklijke Philips
      Electronics N.V                                  14,750           554,305
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                                554,305
                                                                 --------------
  TEXTILES & APPAREL 0.3%
  Luxottica Group                                      15,960           489,493
                                                                 --------------
TOTAL TEXTILES & APPAREL                                                489,493
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                          1,756,154
                                                                 --------------
INDUSTRIALS 1.0%
  INDUSTRIAL CONGLOMERATES 0.8%
  Siemens AG -- SP ADR                                 10,880         1,072,224
                                                                 --------------
TOTAL INDUSTRIAL CONGLOMERATES                                        1,072,224
                                                                 --------------


--------------------------------------------------------------------------------

EUROPE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  AIRLINES 0.2%
  Ryanair Holdings PLC -- SP ADR*                       3,420    $      278,730
                                                                 --------------
TOTAL AIRLINES                                                          278,730
                                                                 --------------
TOTAL INDUSTRIALS                                                     1,350,954
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $45,818,101)                                                 53,241,016
                                                                 --------------

                                                         FACE
                                                       AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
58.6%
Credit Suisse at
  4.90% due 01/02/07+                            $  4,077,221         4,077,221
Mizuho, Inc. at
  4.80% due 01/02/07                               23,474,652        23,474,652
Bear Sterns Cos., Inc. at
  4.70% due 01/02/07                               32,755,328        32,755,328
Morgan Stanley at
  4.65% due 01/02/07                               10,918,442        10,918,442
Lehman Brothers, Inc. at
  4.60% due 01/02/07+                              10,947,743        10,947,743
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $82,173,386)                                                 82,173,386
                                                                 --------------
TOTAL INVESTMENTS 96.6%
  (Cost $127,991,487)                                            $  135,414,402
                                                                 --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 3.4%                                             $    4,711,616
                                                                 --------------
NET ASSETS - 100.0%                                              $  140,126,018

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                        UNITS              LOSS
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
March 2007 Dow Jones Europe
ST0XX 50 Index Swap, Maturing
03/14/07**
  (Notional Market Value
  $72,759,561)                                         14,972    $     (335,716)
March 2007 Dow Jones Europe
STOXX 50 Index Swap, Maturing
03/29/07**
  (Notional Market Value
  $48,712,948)                                          9,985          (174,656)
(TOTAL NOTIONAL MARKET VALUE $121,472,509)                       $     (510,372)
                                                                 --------------

*     Non-Income Producing Security.

** Price Return based on Dow Jones STOXX 50 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at December 31, 2006

      ADR--American Depository Receipt.

--------------------------------------------------------------------------------

JAPAN ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
84.7%
Credit Suisse at
  4.90% due 01/02/07                             $     95,774    $       95,774
Mizuho, Inc. at
  4.80% due 01/02/07                               27,086,245        27,086,245
Bear Sterns, Inc. at
  4.70% due 01/02/07                               37,794,761        37,794,761
Morgan Stanley at
  4.65% due 01/02/07                               12,598,254        12,598,254
Lehman at
  4.60% due 01/02/07+                              12,194,125        12,194,125
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $89,769,159)                                                 89,769,159
                                                                 --------------
TOTAL INVESTMENTS 84.7%
  (Cost $89,769,159)                                             $   89,769,159
                                                                 --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 15.3%                                            $   16,158,528
                                                                 --------------
NET ASSETS - 100.0%                                              $  105,927,687

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS       GAIN (LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 Nikkei 225 Index
Futures Contracts
  (Aggregate Market Value of
  Contracts $33,302,500)                                  385    $    1,439,014
March 2007 Yen Currency
Exchange Futures Contracts
  (Aggregate Market Value of
  Contracts $32,148,300)                                  303          (892,153)
                                                                 --------------
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$65,450,800)                                                     $      546,861
                                                                 ==============

                                                                     UNREALIZED
                                                        UNITS              GAIN
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
March 2007 Topix 100 Index
Swap, Maturing 03/14/07*
  (Notional Market Value
  $99,581,969)                                      9,657,763    $    1,591,741
                                                                 --------------

*     Price Return based on Topix 100 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at December 31, 2006.


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.8%

CONSUMER DISCRETIONARY 24.6%
  SPECIALTY RETAIL 6.8%
  Hancock Fabrics, Inc.*+                             188,428    $      648,192
  Sonic Automotive, Inc.+                              12,795           371,567
  Haverty Furniture Cos., Inc.                         24,301           359,655
  Cost Plus, Inc.*+                                    34,660           356,998
  PEP Boys-Manny Moe & Jack                            21,910           325,583
  Jo-Ann Stores, Inc.*+                                11,281           277,513
  Group 1 Automotive, Inc.                              4,948           255,910
  Stein Mart, Inc.                                     10,650           141,219
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                2,736,637
                                                                 --------------
  HOUSEHOLD DURABLES 6.8%
  Libbey, Inc.+                                        44,079           543,935
  La-Z-Boy, Inc.+                                      42,168           500,534
  Bassett Furniture Industries,
      Inc.                                             23,598           385,591
  Standard-Pacific Corp.+                              13,964           374,096
  M/I Homes, Inc.                                       9,670           369,297
  National Presto Industries,
      Inc.                                              2,439           146,023
  Lenox Group, Inc.*                                   19,591           125,382
  Skyline Corp.+                                        3,100           124,682
  Champion Enterprises, Inc.*                           9,580            89,669
  Ethan Allen Interiors, Inc.+                          2,100            75,831
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                              2,735,040
                                                                 --------------
  AUTOMOBILES 2.3%
  Coachmen Industries, Inc.                            34,237           376,607
  Monaco Coach Corp.                                   24,038           340,378
  Fleetwood Enterprises, Inc.*+                        25,110           198,620
                                                                 --------------
TOTAL AUTOMOBILES                                                       915,605
                                                                 --------------
  AUTO COMPONENTS 2.0%
  Standard Motor Products, Inc.                        29,206           437,506
  Superior Industries
      International, Inc.+                             20,033           386,036
                                                                 --------------
TOTAL AUTO COMPONENTS                                                   823,542
                                                                 --------------
  DISTRIBUTORS 1.5%
  Building Material Holding
      Corp.                                            17,160           423,680

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Audiovox Corp. -- Class A*                           12,276    $      172,969
                                                                 --------------
TOTAL DISTRIBUTORS                                                      596,649
                                                                 --------------
  HOTELS, RESTAURANTS & LEISURE 1.4%
  Landry's Restaurants, Inc.+                           7,540           226,878
  O'Charleys, Inc.*+                                    9,820           208,970
  Marcus Corp.                                          5,439           139,130
                                                                 --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                     574,978
                                                                 --------------
  LEISURE EQUIPMENT & PRODUCTS 1.3%
  Arctic Cat, Inc.+                                    13,830           243,270
  K2, Inc.*                                            14,017           184,884
  Jakks Pacific, Inc.*+                                 5,282           115,359
                                                                 --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      543,513
                                                                 --------------
  TEXTILES & APPAREL 1.3%
  Ashworth, Inc.*                                      39,693           288,171
  Kellwood Co.                                          6,746           219,380
                                                                 --------------
TOTAL TEXTILES & APPAREL                                                507,551
                                                                 --------------
  MULTILINE RETAIL 0.8%
  Fred's, Inc.                                         25,863           311,390
                                                                 --------------
TOTAL MULTILINE RETAIL                                                  311,390
                                                                 --------------
  MEDIA 0.4%
  Radio One, Inc. -- SP ADR*+                          21,640           145,854
                                                                 --------------
TOTAL MEDIA                                                             145,854
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                          9,890,759
                                                                 --------------
FINANCIALS 17.9%
  REAL ESTATE 5.3%
  New Century Financial Corp.+                         15,080           476,377
  National Retail Properties,
      Inc.+                                             9,411           215,982
  Parkway Properties, Inc.+                             4,123           210,314
  Lexington Corporate
      Properties Trust+                                 9,287           208,215
  Senior Housing Properties
      Trust+                                            8,065           197,431


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  LTC Properties, Inc.                                  7,153    $      195,348
  Colonial Properties Trust                             4,087           191,599
  Inland Real Estate Corp.                              6,600           123,552
  Sovran Self Storage, Inc.+                            2,147           122,980
  Entertainment Properties
      Trust+                                            2,008           117,348
  Mid-America Apartment
      Communities, Inc.+                                1,365            78,133
                                                                 --------------
TOTAL REAL ESTATE                                                     2,137,279
                                                                 --------------
  BANKS 4.1%
  First Bancorp Puerto Rico+                           26,681           254,270
  First Commonwealth Financial
      Corp.+                                           14,032           188,450
  Susquehanna Bancshares, Inc.                          6,133           164,855
  Community Bank System, Inc.                           6,813           156,699
  Sterling Bancorp+                                     7,201           141,860
  South Financial Group, Inc.                           5,288           140,608
  First Financial Bancorp+                              8,249           137,016
  Provident Bankshares Corp.                            3,696           131,577
  Irwin Financial Corp.                                 5,410           122,428
  Whitney Holding Corp.                                 3,592           117,171
  Central Pacific Financial
      Corp.                                             2,180            84,497
                                                                 --------------
TOTAL BANKS                                                           1,639,431
                                                                 --------------
  INSURANCE 3.7%
  Stewart Information Services
      Corp.                                            11,719           508,136
  LandAmerica Financial Group,
      Inc.+                                             7,787           491,438
  Presidential Life Corp.                               7,998           175,556
  Selective Insurance Group,
      Inc.                                              2,386           136,694
  Safety Insurance Group, Inc.                          1,758            89,148
  SCPIE Holdings Inc.*+                                 2,978            77,845
                                                                 --------------
TOTAL INSURANCE                                                       1,478,817
                                                                 --------------
  THRIFTS & MORTGAGE FINANCE 3.5%
  Flagstar Bancorp, Inc.                               28,700           425,908
  Fremont General Corp.+                               17,640           285,944
  Brookline Bancorp, Inc.+                             15,056           198,288
  Dime Community Bancshares                            13,540           189,695
  MAF Bancorp, Inc.+                                    2,830           126,473
  TrustCo Bank Corp.+                                   9,420           104,750

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Bank Mutual Corp.                                     7,100    $       85,981
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                      1,417,039
                                                                 --------------
  CAPITAL MARKETS 1.3%
  LaBranche & Co., Inc.*+                              23,560           231,595
  SWS Group, Inc.                                       5,771           206,025
  Piper Jaffray Cos., Inc.*                             1,649           107,432
                                                                 --------------
TOTAL CAPITAL MARKETS                                                   545,052
                                                                 --------------
TOTAL FINANCIALS                                                      7,217,618
                                                                 --------------
MATERIALS 15.1%
  CHEMICALS 6.9%
  Wellman, Inc.                                       132,199           421,715
  Georgia Gulf Corp.+                                  19,664           379,712
  Quaker Chemical Corp.                                16,110           355,548
  A. Schulman, Inc.                                    15,061           335,107
  PolyOne Corp.*                                       41,448           310,860
  Penford Corp.+                                       13,241           229,069
  Arch Chemicals, Inc.                                  6,608           220,113
  Tronox, Inc.                                         13,327           210,433
  Omnova Solutions, Inc.*                              35,048           160,520
  Material Sciences Corp.*+                            10,454           135,275
                                                                 --------------
TOTAL CHEMICALS                                                       2,758,352
                                                                 --------------
  METALS & MINING 3.0%
  Steel Technologies, Inc.                             29,228           512,951
  Ryerson Tull, Inc.+                                  19,536           490,158
  Quanex Corp.                                          3,705           128,156
  A.M. Castle & Co.                                     3,419            87,014
                                                                 --------------
TOTAL METALS & MINING                                                 1,218,279
                                                                 --------------
  PAPER & FOREST PRODUCTS 2.7%
  Pope & Talbot, Inc.*+                                74,409           407,017
  Schweitzer-Mauduit
      International, Inc.                              10,686           278,370
  Wausau Paper Corp.                                   10,405           155,971
  Neenah Paper, Inc.+                                   3,364           118,817
  Buckeye Technologies, Inc.*+                          9,787           117,248
                                                                 --------------
TOTAL PAPER & FOREST PRODUCTS                                         1,077,423
                                                                 --------------
  CONTAINERS & PACKAGING 2.5%
  Chesapeake Corp.+                                    35,355           601,742
  Caraustar Industries, Inc.*                          27,374           221,456


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Rock-Tenn Co. -- Class A                              7,241    $      196,303
                                                                 --------------
TOTAL CONTAINERS & PACKAGING                                          1,019,501
                                                                 --------------
TOTAL MATERIALS                                                       6,073,555
                                                                 --------------
INDUSTRIALS 15.0%
  COMMERCIAL SERVICES & SUPPLIES 4.7%
  Spherion Corp.*                                      56,132           417,061
  Standard Register Co.                                34,660           415,920
  Angelica Corp.                                        9,707           250,441
  ABM Industries, Inc.                                  8,417           191,150
  CDI Corp.                                             7,531           187,522
  United Stationers, Inc.*                              3,753           175,227
  Volt Information Sciences,
      Inc.*                                             2,932           147,216
  Bowne & Co., Inc.                                     6,462           103,004
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,887,541
                                                                 --------------
  MACHINERY 2.7%
  Briggs & Stratton Corp.+                             12,132           326,957
  Lydall, Inc.*                                        21,331           230,588
  Wabash National Corp.                                13,310           200,981
  Mueller Industries, Inc.+                             3,685           116,815
  Albany International Corp. --
      Class A                                           3,500           115,185
  Barnes Group, Inc. +                                  4,899           106,553
                                                                 --------------
TOTAL MACHINERY                                                       1,097,079
                                                                 --------------
  AIRLINES 2.0%
  Mesa Air Group, Inc.*+                               49,230           421,901
  Frontier Airlines Holdings,
      Inc.*+                                           29,143           215,658
  SkyWest, Inc.+                                        7,415           189,157
                                                                 --------------
TOTAL AIRLINES                                                          826,716
                                                                 --------------
  ELECTRICAL EQUIPMENT 1.7%
  C&D Technologies, Inc.+                              92,599           438,919
  A.O. Smith Corp.                                      6,098           229,041
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                              667,960
                                                                 --------------
  BUILDING PRODUCTS 1.1%
  Universal Forest Products,
      Inc.                                              4,330           201,865
  Apogee Enterprises, Inc.                              6,180           119,336

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Lennox International, Inc.                            3,530    $      108,053
                                                                 --------------
TOTAL BUILDING PRODUCTS                                                 429,254
                                                                 --------------
  INDUSTRIAL CONGLOMERATES 0.9%
  Standex International Corp.+                          8,061           242,878
  Tredegar Corp.                                        5,994           135,524
                                                                 --------------
TOTAL INDUSTRIAL CONGLOMERATES                                          378,402
                                                                 --------------
  ROAD & RAIL 0.5%
  Arkansas Best Corp. +                                 5,965           214,740
                                                                 --------------
TOTAL ROAD & RAIL                                                       214,740
                                                                 --------------
  TRADING COMPANIES & DISTRIBUTORS 0.5%
  Kaman Corp. -- Class A                                9,147           204,801
                                                                 --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  204,801
                                                                 --------------
  CONSTRUCTION & ENGINEERING 0.5%
  URS Corp.*                                            2,390           102,412
  Shaw Group, Inc.*                                     2,460            82,410
                                                                 --------------
TOTAL CONSTRUCTION & ENGINEERING                                        184,822
                                                                 --------------
  AEROSPACE & DEFENSE 0.4%
  Applied Signal Technology,
      Inc.                                             10,420           146,505
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                               146,505
                                                                 --------------
TOTAL INDUSTRIALS                                                     6,037,820
                                                                 --------------
UTILITIES 10.0%
  GAS UTILITIES 4.7%
  Atmos Energy Corp. +                                 11,057           352,829
  Laclede Group, Inc.                                   8,601           301,293
  Cascade Natural Gas Corp.                             8,181           212,052
  Southwest Gas Corp.+                                  5,177           198,642
  UGI Corp.                                             6,591           179,802
  Northwest Natural Gas Co.                             4,153           176,253
  New Jersey Resources Corp.                            3,460           168,087
  Piedmont Natural Gas Co.+                             5,820           155,685


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  South Jersey Industries, Inc.                         3,681    $      122,982
                                                                 --------------
TOTAL GAS UTILITIES                                                   1,867,625
                                                                 --------------
  ELECTRIC UTILITIES 4.0%
  Central Vermont Public
      Service Corp.                                    17,409           409,982
  Green Mountain Power Corp.                            9,502           322,023
  Cleco Corp.                                          11,142           281,112
  UIL Holding Corp.                                     5,314           224,198
  Unisource Energy Corp.+                               5,978           218,376
  Allete, Inc. +                                        3,281           152,698
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                              1,608,389
                                                                 --------------
  MULTI-UTILITIES 1.3%
  CH Energy Group, Inc.                                 5,435           286,968
  Avista Corp.+                                         9,844           249,151
                                                                 --------------
TOTAL MULTI-UTILITIES                                                   536,119
                                                                 --------------
TOTAL UTILITIES                                                       4,012,133
                                                                 --------------
INFORMATION TECHNOLOGY 8.2%
  ELECTRONIC EQUIPMENT & INSTRUMENTS 4.2%
  Agilsys, Inc.                                        21,211           355,072
  Bell Microproducts, Inc.*+                           43,424           306,139
  Anixter International, Inc.*+                         4,459           242,124
  Insight Enterprises, Inc.*                           11,866           223,911
  Brightpoint, Inc.*                                   14,670           197,312
  Methode Electronics, Inc. --
      Class A                                          14,872           161,064
  Park Electrochemical Corp.                            4,803           123,197
  CTS Corp.                                             6,059            95,126
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              1,703,945
                                                                 --------------
  INTERNET SOFTWARE & SERVICES 1.4%
  MIVA, Inc.*                                         101,900           345,441
  United Online, Inc.                                  16,140           214,339
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                      559,780
                                                                 --------------
  IT CONSULTING & SERVICES 1.2%
  Startek, Inc.                                        21,041           284,895

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Ciber, Inc.*+                                        29,531    $      200,220
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                          485,115
                                                                 --------------
  COMMUNICATIONS EQUIPMENT 0.8%
  Inter-Tel, Inc.                                       8,670           192,127
  Tollgrade Communications,
      Inc.*                                            11,440           120,921
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                          313,048
                                                                 --------------
  COMPUTERS & PERIPHERALS 0.3%
  Adaptec, Inc.*+                                      31,415           146,394
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                           146,394
                                                                 --------------
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 0.3%
  Photronics, Inc.*+                                    6,876           112,354
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                               112,354
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                          3,320,636
                                                                 --------------
CONSUMER STAPLES 4.5%
  FOOD & DRUG RETAILING 3.2%
  Nash Finch Co.+                                      20,624           563,035
  Performance Food Group Co.*                          12,003           331,763
  Longs Drug Stores Corp.                               6,500           275,470
  Casey's General Stores, Inc.+                         5,663           133,364
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                           1,303,632
                                                                 --------------
  FOOD PRODUCTS 0.5%
  Lance, Inc.                                           8,984           180,399
                                                                 --------------
TOTAL FOOD PRODUCTS                                                     180,399
                                                                 --------------
  TOBACCO 0.4%
  Alliance One International,
      Inc.*+                                           23,635           166,863
                                                                 --------------
TOTAL TOBACCO                                                           166,863
                                                                 --------------


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS 0.4%
  Spectrum Brands, Inc.*+                              14,900    $      162,410
                                                                 --------------
TOTAL HOUSEHOLD PRODUCTS                                                162,410
                                                                 --------------
TOTAL CONSUMER STAPLES                                                1,813,304
                                                                 --------------
HEALTH CARE 4.2%
  HEALTH CARE PROVIDERS & SERVICES 2.1%
  Owens & Minor, Inc.                                   8,935           279,397
  RehabCare Group, Inc.*                               17,420           258,687
  Genesis HealthCare Corp.*                             4,455           210,410
  Gentiva Health Services,
      Inc.*+                                            6,162           117,448
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                  865,942
                                                                 --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.7%
  Datascope Corp.+                                      6,445           234,856
  Invacare Corp.                                        9,220           226,351
  Theragenics Corp.*                                   68,910           213,621
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  674,828
                                                                 --------------
  PHARMACEUTICALS 0.4%
  Alpharma, Inc. -- Class A                             6,430           154,963
                                                                 --------------
TOTAL PHARMACEUTICALS                                                   154,963
                                                                 --------------
TOTAL HEALTH CARE                                                     1,695,733
                                                                 --------------
TELECOMMUNICATION SERVICES 0.3%
  DIVERSIFIED TELECOMMUNICATION
      SERVICES 0.3%
  Commonwealth Telephone
      Enterprises, Inc.                                 2,890           120,975
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                                120,975
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                        120,975
                                                                 --------------
TOTAL COMMON STOCKS
(Cost $36,715,587)                                                   40,182,533
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
1.0%
Credit Suisse at
  4.90% due 01/02/07                             $        487    $          487
Mizuho, Inc. at
  4.80% due 01/02/07                                  137,691           137,691
Bear Stearns, Inc. at
  4.70% due 01/02/07                                  192,128           192,128
Morgan Stanley at
  4.65% due 01/02/07                                   64,043            64,043
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $394,349)                                                         394,349
                                                                 --------------
SECURITIES LENDING COLLATERAL 16.7%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
   U.S. Bancorp                                     6,727,301         6,727,301
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,727,301)                                                     6,727,301
                                                                 ==============
TOTAL INVESTMENTS 117.5%
(Cost $43,837,237)                                               $   47,304,183
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (17.5)%                                               $   (7,052,994)
                                                                 --------------
NET ASSETS - 100.0%                                              $   40,251,189

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006.


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

UTILITIES 23.9%
  MULTI-UTILITIES 10.7%
  WPS Resources Corp.+                                 11,290    $      609,999
  Energy East Corp.+                                   22,407           555,693
  Puget Energy, Inc.+                                  18,935           480,192
  SCANA Corp.                                           9,807           398,360
  Vectren Corp.+                                       12,539           354,603
  OGE Energy Corp.*+                                    8,000           320,000
  PNM Resources, Inc.+                                  8,667           269,544
  Alliant Energy Corp.                                  6,233           235,420
  NSTAR                                                 5,158           177,229
  Wisconsin Energy Corp.                                3,463           164,354
                                                                 --------------
TOTAL MULTI-UTILITIES                                                 3,565,394
                                                                 --------------
  ELECTRIC UTILITIES 9.3%
  Black Hills Corp.                                    12,563           464,077
  Pepco Holdings, Inc.                                 16,919           440,063
  Northeast Utilities                                  14,385           405,082
  Great Plains Energy, Inc.+                           12,215           388,437
  Hawaiian Electric Industries,
      Inc.                                             13,263           360,090
  Westar Energy, Inc.+                                 11,885           308,535
  IDACORP, Inc.+                                        6,062           234,296
  Duquesne Light Holdings, Inc.                        10,455           207,532
  DPL, Inc.                                             5,220           145,012
  Sierra Pacific Resources*                             7,864           132,351
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                              3,085,475
                                                                 --------------
  GAS UTILITIES 3.9%
  WGL Holdings, Inc.                                   12,415           404,481
  Oneok, Inc.                                           8,369           360,871
  AGL Resources, Inc.                                   8,119           315,910
  National Fuel Gas Co.+                                5,888           226,924
                                                                 --------------
TOTAL GAS UTILITIES                                                   1,308,186
                                                                 --------------
TOTAL UTILITIES                                                       7,959,055
                                                                 --------------
CONSUMER DISCRETIONARY 18.8%
  AUTO COMPONENTS 5.8%
  Lear Corp.+                                          22,518           664,957
  Modine Manufacturing Co.                             20,197           505,531
  ArvinMeritor, Inc.                                   17,274           314,905
  Bandag, Inc.                                          5,126           258,504

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  BorgWarner, Inc.                                      2,810    $      165,846
                                                                 --------------
TOTAL AUTO COMPONENTS                                                 1,909,743
                                                                 --------------
  HOUSEHOLD DURABLES 4.9%
  Furniture Brands
      International, Inc.+                             41,727           677,229
  Beazer Homes USA, Inc.+                               8,460           397,705
  Tupperware Brands Corp.+                             12,956           292,935
  American Greetings Corp. --
      Class A                                          11,313           270,042
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                              1,637,911
                                                                 --------------
  MEDIA 4.9%
  Westwood One, Inc.                                   77,350           546,091
  Belo Corp. -- Class A                                15,460           284,000
  Media General, Inc.                                   7,547           280,522
  Scholastic Corp.*                                     7,401           265,252
  Lee Enterprises, Inc.                                 8,150           253,139
                                                                 --------------
TOTAL MEDIA                                                           1,629,004
                                                                 --------------
  SPECIALTY RETAIL 1.7%
  Borders Group, Inc.                                  15,378           343,698
  Foot Locker, Inc.                                     9,329           204,585
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                  548,283
                                                                 --------------
  HOTELS, RESTAURANTS & LEISURE 0.6%
  Bob Evans Farms, Inc.                                 5,883           201,316
                                                                 --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                     201,316
                                                                 --------------
  MULTILINE RETAIL 0.5%
  Saks, Inc.                                            9,800           174,636
                                                                 --------------
TOTAL MULTILINE RETAIL                                                  174,636
                                                                 --------------
  LEISURE EQUIPMENT & PRODUCTS 0.4%
  Callaway Golf Co.+                                    9,741           140,368
                                                                 --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      140,368
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                          6,241,261
                                                                 --------------


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
FINANCIALS 16.8%
  INSURANCE 7.4%
  First American Corp.+                                10,572    $      430,069
  Old Republic International
      Corp.                                            16,435           382,607
  Unitrin, Inc.                                         6,599           330,676
  Mercury General Corp.+                                4,843           255,371
  American Financial Group, Inc.                        6,798           244,116
  Fidelity National Financial,
      Inc. -- Class A                                  10,020           239,277
  Horace Mann Educators Corp.+                         11,173           225,695
  Protective Life Corp.                                 4,202           199,595
  Ohio Casualty Corp.+                                  5,733           170,901
                                                                 --------------
TOTAL INSURANCE                                                       2,478,307
                                                                 --------------
  REAL ESTATE 4.7%
  Potlatch Corp.+                                       6,762           296,311
  Hospitality Properties Trust+                         4,684           222,631
  Mack-Cali Realty Corp.+                               3,798           193,698
  Liberty Property Trust+                               3,935           193,366
  New Plan Excel Realty Trust+                          6,815           187,276
  Highwoods Properties, Inc.+                           4,269           174,004
  Rayonier, Inc.                                        4,162           170,850
  Weingarten Realty Investors                           2,500           115,275
                                                                 --------------
TOTAL REAL ESTATE                                                     1,553,411
                                                                 --------------
  THRIFTS & MORTGAGE FINANCE 2.2%
  First Niagara Financial
      Group, Inc.                                      17,080           253,809
  Washington Federal, Inc.                              9,126           214,735
  Webster Financial Corp.                               2,846           138,657
  Astoria Financial Corp.                               3,840           115,814
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                        723,015
                                                                 --------------
  BANKS 2.1%
  FirstMerit Corp.+                                     9,644           232,806
  Associated Banc-Corp                                  5,290           184,515
  Greater Bay Bancorp                                   5,530           145,605
  Colonial BancGroup, Inc.                              4,750           122,265
                                                                 --------------
TOTAL BANKS                                                             685,191
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  CONSUMER FINANCE 0.4%
  AmeriCredit Corp.*+                                   5,940    $      149,510
                                                                 --------------
TOTAL CONSUMER FINANCE                                                  149,510
                                                                 --------------
TOTAL FINANCIALS                                                      5,589,434
                                                                 --------------
MATERIALS 13.7%
  CHEMICALS 8.2%
  Lyondell Chemical Co.+                               23,602           603,503
  Olin Corp.                                           28,470           470,324
  Ferro Corp.                                          19,611           405,752
  Chemtura Corp.+                                      32,980           317,597
  RPM International, Inc.                              12,231           255,506
  Sensient Technologies Corp.                           8,492           208,903
  Lubrizol Corp.                                        4,111           206,084
  Cytec Industries, Inc.                                3,050           172,356
  Cabot Corp.+                                          2,295            99,993
                                                                 --------------
TOTAL CHEMICALS                                                       2,740,018
                                                                 --------------
  PAPER & FOREST PRODUCTS 3.2%
  Bowater, Inc.+                                       23,030           518,175
  Louisiana-Pacific Corp.                              16,147           347,645
  Glatfelter+                                          11,677           180,994
                                                                 --------------
TOTAL PAPER & FOREST PRODUCTS                                         1,046,814
                                                                 --------------
  CONTAINERS & PACKAGING 1.2%
  Packaging Corporation of
      America                                          11,832           261,487
  Sonoco Products Co.                                   3,535           134,542
                                                                 --------------
TOTAL CONTAINERS & PACKAGING                                            396,029
                                                                 --------------
  METALS & MINING 1.1%
  Worthington Industries, Inc.+                        20,240           358,653
                                                                 --------------
TOTAL METALS & MINING                                                   358,653
                                                                 --------------
TOTAL MATERIALS                                                       4,541,514
                                                                 --------------
INDUSTRIALS 12.2%
  ROAD & RAIL 4.9%
  Avis Budget Group, Inc.                              34,920           757,415
  YRC Worldwide, Inc.*+                                14,478           546,255
  Werner Enterprises, Inc.                             10,542           184,274


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Con-way, Inc.                                         3,360    $      147,974
                                                                 --------------
TOTAL ROAD & RAIL                                                     1,635,918
                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES 3.6%
  Kelly Services, Inc.+                                14,777           427,646
  Deluxe Corp.                                         12,400           312,480
  Banta Corp.                                           7,911           287,961
  Manpower, Inc.                                        1,956           146,563
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,174,650
                                                                 --------------
  MACHINERY 1.8%
  Timken Co.+                                          13,285           387,656
  Pentair, Inc.                                         3,470           108,958
  Kennametal, Inc.                                      1,823           107,284
                                                                 --------------
TOTAL MACHINERY                                                         603,898
                                                                 --------------
  TRADING COMPANIES & DISTRIBUTORS 0.6%
  United Rentals, Inc.*                                 7,500           190,725
                                                                 --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  190,725
                                                                 --------------
  MARINE 0.5%
  Alexander & Baldwin, Inc.                             4,000           177,360
                                                                 --------------
TOTAL MARINE                                                            177,360
                                                                 --------------
  INDUSTRIAL CONGLOMERATES 0.5%
  Sequa Corp. -- Class A*                               1,350           155,331
                                                                 --------------
TOTAL INDUSTRIAL CONGLOMERATES                                          155,331
                                                                 --------------
  AIRLINES 0.3%
  Alaska Air Group, Inc.*                               2,727           107,717
                                                                 --------------
TOTAL AIRLINES                                                          107,717
                                                                 --------------
TOTAL INDUSTRIALS                                                     4,045,599
                                                                 --------------
CONSUMER STAPLES 6.4%
  FOOD PRODUCTS 2.4%
  Smithfield Foods, Inc.*                              13,590           348,719
  Lancaster Colony Corp.+                               5,390           238,831

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  J.M. Smucker Co.                                      4,000    $      193,880
                                                                 --------------
TOTAL FOOD PRODUCTS                                                     781,430
                                                                 --------------
  FOOD & DRUG RETAILING 1.8%
  Ruddick Corp.+                                       12,142           336,941
  BJ's Wholesale Club, Inc.*                            8,266           257,155
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                             594,096
                                                                 --------------
  TOBACCO 1.6%
  Universal Corp.+                                     11,059           542,002
                                                                 --------------
TOTAL TOBACCO                                                           542,002
                                                                 --------------
  BEVERAGES 0.6%
  PepsiAmericas, Inc.                                   9,930           208,331
                                                                 --------------
TOTAL BEVERAGES                                                         208,331
                                                                 --------------
TOTAL CONSUMER STAPLES                                                2,125,859
                                                                 --------------
INFORMATION TECHNOLOGY 6.1%
  ELECTRONIC EQUIPMENT & INSTRUMENTS 5.3%
  Avnet, Inc.*                                         16,059           409,986
  Ingram Micro, Inc. -- Class A*                       18,510           377,789
  Vishay Intertechnology, Inc.*+                       23,265           315,008
  Tech Data Corp.*                                      7,153           270,884
  Arrow Electronics, Inc.*                              8,031           253,378
  KEMET Corp.*                                         17,880           130,524
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              1,757,569
                                                                 --------------
  COMMUNICATIONS EQUIPMENT 0.5%
  Andrew Corp.*                                        16,443           168,212
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                          168,212
                                                                 --------------


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 0.3%
  Fairchild Semiconductor
      International, Inc.*                              5,690    $       95,649
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                                95,649
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                          2,021,430
                                                                 --------------
ENERGY 1.2%
  OIL & GAS 1.2%
  Overseas Shipholding Group,
      Inc.+                                             4,470           251,661
  Forest Oil Corp.*                                     4,990           163,073
                                                                 --------------
TOTAL OIL & GAS                                                         414,734
                                                                 --------------
TOTAL ENERGY                                                            414,734
                                                                 --------------
TELECOMMUNICATION SERVICES 0.4%
  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  Telephone & Data Systems, Inc.                        2,179           118,385
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               118,385
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                        118,385
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $29,436,519)                                                 33,057,271
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.8%
Credit Suisse at
 4.90% due 01/02/07                              $        308               308
Mizuho, Inc. at
 4.80% due 01/02/07                                    87,045            87,045
Bear Stearns Cos., Inc. at
 4.70% due 01/02/07                              $    121,457    $      121,457
Morgan Stanley at
 4.65% due 01/02/07                                    40,486            40,486
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $249,296)                                                         249,296
                                                                 --------------
SECURITIES LENDING COLLATERAL 21.0%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
      U.S. Bancorp                                  6,989,035         6,989,035
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,989,035)                                                     6,989,035
                                                                 ==============
TOTAL INVESTMENTS 121.3%
(Cost $36,674,850)                                               $   40,295,602
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (21.3)%                                               $   (7,069,896)
                                                                 --------------
NET ASSETS - 100.0%                                              $   33,225,706

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006.


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.7%

FINANCIALS 23.6%
  BANKS 8.0%
  First Horizon National Corp.+                        55,238    $    2,307,844
  National City Corp.                                  57,254         2,093,206
  Regions Financial Corp.                              46,845         1,752,003
  Wachovia Corp.                                       28,086         1,599,498
  Comerica, Inc.+                                      25,396         1,490,237
  Huntington Bancshares, Inc.+                         60,434         1,435,307
  KeyCorp+                                             37,388         1,421,866
  BB&T Corp.                                           26,698         1,172,843
  Fifth Third Bancorp+                                 27,400         1,121,482
  PNC Financial Services Group,
      Inc.+                                            14,999         1,110,526
  SunTrust Banks, Inc.+                                11,729           990,514
  U.S. Bancorp+                                        26,850           971,702
  Wells Fargo & Co.                                    20,629           733,567
                                                                 --------------
TOTAL BANKS                                                          18,200,595
                                                                 --------------
  INSURANCE 7.8%
  XL Capital Ltd.                                      33,559         2,416,919
  UnumProvident Corp.+                                103,019         2,140,735
  Cincinnati Financial Corp.                           41,000         1,857,710
  St. Paul Travelers Cos., Inc.                        33,365         1,791,367
  ACE Ltd.                                             29,216         1,769,613
  Allstate Corp.                                       25,814         1,680,749
  Hartford Financial Services
      Group, Inc.                                      15,028         1,402,263
  Lincoln National Corp.                               19,537         1,297,257
  Genworth Financial, Inc. --
      Class A                                          35,656         1,219,792
  SAFECO Corp.                                         17,175         1,074,296
  Chubb Corp.                                          18,126           959,047
                                                                 --------------
TOTAL INSURANCE                                                      17,609,748
                                                                 --------------
  THRIFTS & MORTGAGE FINANCE 2.9%
  Fannie Mae                                           71,400         4,240,446
  Washington Mutual, Inc.+                             52,938         2,408,149
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                      6,648,595
                                                                 --------------
  DIVERSIFIED FINANCIALS 2.5%
  J.P. Morgan Chase & Co.                              33,445         1,615,394
  Citigroup, Inc.                                      26,054         1,451,208
  CIT Group, Inc.+                                     23,329         1,301,058

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Bank of America Corp.                                23,800    $    1,270,682
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                          5,638,342
                                                                 --------------
  REAL ESTATE 2.2%
  Apartment Investment &
      Management Co. -- Class A+                       20,484         1,147,514
  Plum Creek Timber Co., Inc.
      (REIT)                                           27,000         1,075,950
  Equity Office Properties
      Trust+                                           21,244         1,023,323
  Boston Properties, Inc.+                              8,600           962,168
  Realogy Corp.*                                       24,000           727,680
                                                                 --------------
TOTAL REAL ESTATE                                                     4,936,635
                                                                 --------------
  CAPITAL MARKETS 0.2%
  Bear Stearns Cos., Inc.                               3,554           578,520
                                                                 --------------
TOTAL CAPITAL MARKETS                                                   578,520
                                                                 --------------
TOTAL FINANCIALS                                                     53,612,435
                                                                 --------------
UTILITIES 20.3%
  MULTI-UTILITIES 12.2%
  DTE Energy Co.+                                      60,386         2,923,286
  KeySpan Corp.                                        68,569         2,823,671
  NiSource, Inc.+                                     116,284         2,802,444
  Xcel Energy, Inc.+                                  108,658         2,505,654
  Consolidated Edison, Inc.+                           48,208         2,317,359
  CenterPoint Energy, Inc.+                           132,020         2,188,892
  Ameren Corp.                                         34,777         1,868,568
  TECO Energy, Inc.                                   104,345         1,797,864
  CMS Energy Corp.*                                   104,300         1,741,810
  Dynegy, Inc. -- Class A*                            206,526         1,495,248
  Dominion Resources, Inc.                             16,797         1,408,261
  Public Service Enterprise
      Group, Inc.                                      20,491         1,360,193
  PG&E Corp.+                                          26,624         1,260,114
  Sempra Energy                                        20,552         1,151,734
                                                                 --------------
TOTAL MULTI-UTILITIES                                                27,645,098
                                                                 --------------
  ELECTRIC UTILITIES 6.2%
  Progress Energy, Inc.+                               53,632         2,632,259
  Pinnacle West Capital Corp.+                         51,649         2,618,088
  Duke Energy Corp.                                    52,709         1,750,466
  Southern Co.+                                        45,041         1,660,211


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  American Electric Power Co.,
      Inc.                                             35,563    $    1,514,273
  FirstEnergy Corp.+                                   24,455         1,474,636
  FPL Group, Inc.+                                     16,106           876,488
  Entergy Corp.                                         9,384           866,331
  PPL Corp.                                            22,178           794,859
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                             14,187,611
                                                                 --------------
  GAS UTILITIES 1.9%
  Peoples Energy Corp.+                                52,964         2,360,605
  Nicor, Inc.+                                         41,907         1,961,248
                                                                 --------------
TOTAL GAS UTILITIES                                                   4,321,853
                                                                 --------------
TOTAL UTILITIES                                                      46,154,562
                                                                 --------------
CONSUMER DISCRETIONARY 16.5%
  AUTOMOBILES 3.7%
  Ford Motor Co.+                                     714,001         5,362,147
  General Motors Corp.+                                96,415         2,961,869
                                                                 --------------
TOTAL AUTOMOBILES                                                     8,324,016
                                                                 --------------
  MEDIA 2.9%
  CBS Corp.+                                           67,900         2,117,122
  Tribune Co.+                                         34,700         1,068,066
  New York Times Co. -- Class A+                       41,200         1,003,632
  Time Warner, Inc.                                    37,700           821,106
  Gannett Co., Inc.                                    13,100           792,026
  Dow Jones & Co., Inc.                                20,600           782,800
                                                                 --------------
TOTAL MEDIA                                                           6,584,752
                                                                 --------------
  SPECIALTY RETAIL 2.2%
  AutoNation, Inc.*+                                  119,615         2,550,192
  OfficeMax, Inc.                                      29,571         1,468,200
  Circuit City Stores, Inc.+                           50,909           966,253
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                4,984,645
                                                                 --------------
  HOUSEHOLD DURABLES 2.1%
  Whirlpool Corp.+                                     21,398         1,776,462
  Leggett & Platt, Inc.+                               68,873         1,646,065
  Newell Rubbermaid, Inc.+                             23,800           689,010

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Stanley Works                                        12,400    $      623,596
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                              4,735,133
                                                                 --------------
  LEISURE EQUIPMENT & PRODUCTS 1.6%
  Brunswick Corp.+                                     64,784         2,066,609
  Eastman Kodak Co.+                                   63,206         1,630,715
                                                                 --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                    3,697,324
                                                                 --------------
  MULTILINE RETAIL 1.6%
  Dillard's, Inc. -- Class A+                          85,491         2,989,620
  Federated Department Stores,
      Inc.                                             16,184           617,096
                                                                 --------------
TOTAL MULTILINE RETAIL                                                3,606,716
                                                                 --------------
  AUTO COMPONENTS 1.1%
  Johnson Controls, Inc.+                              15,865         1,363,121
  Goodyear Tire & Rubber Co.*+                         50,000         1,049,500
                                                                 --------------
TOTAL AUTO COMPONENTS                                                 2,412,621
                                                                 --------------
  TEXTILES & APPAREL 0.5%
  Jones Apparel Group, Inc.                            33,887         1,132,843
                                                                 --------------
TOTAL TEXTILES & APPAREL                                              1,132,843
                                                                 --------------
  DISTRIBUTORS 0.4%
  Genuine Parts Co.                                    20,500           972,315
                                                                 --------------
TOTAL DISTRIBUTORS                                                      972,315
                                                                 --------------
  HOTELS, RESTAURANTS & LEISURE 0.4%
  Wyndham Worldwide Corp.*                             30,000           960,600
                                                                 --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                     960,600
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                         37,410,965
                                                                 --------------
MATERIALS 8.4%
  CHEMICALS 3.5%
  Ashland, Inc.                                        29,549         2,044,200
  Dow Chemical Co.                                     46,627         1,862,282
  Eastman Chemical Co.                                 27,650         1,639,921
  PPG Industries, Inc.+                                16,370         1,051,118


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Air Products & Chemicals, Inc.                       11,700    $      822,276
  Rohm & Haas Co.                                      12,021           614,514
                                                                 --------------
TOTAL CHEMICALS                                                       8,034,311
                                                                 --------------
  PAPER & FOREST PRODUCTS 2.3%
  MeadWestvaco Corp.+                                  66,855         2,009,662
  Weyerhaeuser Co.                                     25,431         1,796,700
  International Paper Co.+                             39,251         1,338,459
                                                                 --------------
TOTAL PAPER & FOREST PRODUCTS                                         5,144,821
                                                                 --------------
  METALS & MINING 1.3%
  Alcoa, Inc.                                          44,981         1,349,880
  United States Steel Corp.                            11,702           855,884
  Freeport-McMoRan Copper &
      Gold, Inc. -- Class B+                           14,900           830,377
                                                                 --------------
TOTAL METALS & MINING                                                 3,036,141
                                                                 --------------
  CONTAINERS & PACKAGING 1.3%
  Temple-Inland, Inc.+                                 46,425         2,136,943
  Bemis Co.                                            23,372           794,180
                                                                 --------------
TOTAL CONTAINERS & PACKAGING                                          2,931,123
                                                                 --------------
TOTAL MATERIALS                                                      19,146,396
                                                                 --------------
CONSUMER STAPLES 7.7%
  FOOD & DRUG RETAILING 3.2%
  Supervalu, Inc.                                      89,166         3,187,685
  Kroger Co.                                           73,200         1,688,724
  Safeway, Inc.+                                       39,704         1,372,170
  Costco Wholesale Corp.+                              18,389           972,226
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                           7,220,805
                                                                 --------------
  FOOD PRODUCTS 2.6%
  Tyson Foods, Inc. -- Class A+                       160,459         2,639,551
  Sara Lee Corp.                                      109,000         1,856,270
  ConAgra Foods, Inc.+                                 51,621         1,393,767
                                                                 --------------
TOTAL FOOD PRODUCTS                                                   5,889,588
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  BEVERAGES 1.5%
  Molson Coors Brewing Co. --
      Class B+                                         24,301    $    1,857,568
  Coca-Cola Enterprises, Inc.                          80,702         1,647,935
                                                                 --------------
TOTAL BEVERAGES                                                       3,505,503
                                                                 --------------
  TOBACCO 0.4%
  Reynolds American, Inc.+                             12,605           825,249
                                                                 --------------
TOTAL TOBACCO                                                           825,249
                                                                 --------------
TOTAL CONSUMER STAPLES                                               17,441,145
                                                                 --------------
TELECOMMUNICATION SERVICES 7.6%
  DIVERSIFIED TELECOMMUNICATION
     SERVICES 6.1%
  Embarq Corp.                                         79,401         4,173,317
  Windstream Corp.+                                   187,875         2,671,582
  Verizon Communications, Inc.+                        69,242         2,578,572
  Citizens Communications Co.+                        141,019         2,026,443
  AT&T, Inc.+                                          44,722         1,598,812
  CenturyTel, Inc.+                                    20,882           911,708
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                             13,960,434
                                                                 --------------
  WIRELESS TELECOMMUNICATION SERVICES 1.5%
  Sprint Nextel Corp.                                  92,300         1,743,547
  Alltel Corp.                                         26,300         1,590,624
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                             3,334,171
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                     17,294,605
                                                                 --------------
INDUSTRIALS 5.7%
  COMMERCIAL SERVICES & SUPPLIES 1.6%
  RR Donnelley & Sons Co.                              53,127         1,888,134
  Allied Waste Industries, Inc.*                       89,174         1,095,948
  Waste Management, Inc.                               18,500           680,245
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  3,664,327
                                                                 --------------
  AEROSPACE & DEFENSE 1.3%
  Northrop Grumman Corp.                               22,217         1,504,091
  Raytheon Co.                                         14,798           781,334


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Goodrich Corp.                                       14,100    $      642,255
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                             2,927,680
                                                                 --------------
  ROAD & RAIL 1.2%
  Ryder System, Inc.+                                  38,568         1,969,282
  Union Pacific Corp.                                   9,190           845,664
                                                                 --------------
TOTAL ROAD & RAIL                                                     2,814,946
                                                                 --------------
  MACHINERY 1.0%
  Cummins, Inc.+                                       11,296         1,334,961
  Paccar, Inc.                                         13,800           895,620
                                                                 --------------
TOTAL MACHINERY                                                       2,230,581
                                                                 --------------
  BUILDING PRODUCTS 0.6%
  Masco Corp.+                                         44,304         1,323,361
                                                                 --------------
TOTAL BUILDING PRODUCTS                                               1,323,361
                                                                 --------------
TOTAL INDUSTRIALS                                                    12,960,895
                                                                 --------------
INFORMATION TECHNOLOGY 4.2%
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.7%
  Sanmina-SCI Corp.*                                1,122,345         3,872,090
  Solectron Corp.*+                                   712,275         2,293,526
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              6,165,616
                                                                 --------------
  IT CONSULTING & SERVICES 1.2%
  Computer Sciences Corp.*                             24,329         1,298,439
  Unisys Corp.*                                       103,359           810,334
  Electronic Data Systems Corp.+                       22,429           617,919
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                        2,726,692
                                                                 --------------
  SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT 0.3%
  Micron Technology, Inc.*                             50,429           703,989
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                               703,989
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                          9,596,297
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
HEALTH CARE 3.4%
  HEALTH CARE PROVIDERS & SERVICES 2.7%
  AmerisourceBergen Corp.                              51,500    $    2,315,440
  McKesson Corp.                                       34,979         1,773,435
  Tenet Healthcare Corp.*+                            202,869         1,413,997
  Medco Health Solutions, Inc.*                        14,000           748,160
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                6,251,032
                                                                 --------------
  PHARMACEUTICALS 0.4%
  Bristol-Myers Squibb Co.                             30,600           805,392
                                                                 --------------
TOTAL PHARMACEUTICALS                                                   805,392
                                                                 --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
  Bausch & Lomb, Inc.                                  11,900           619,514
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  619,514
                                                                 --------------
TOTAL HEALTH CARE                                                     7,675,938
                                                                 --------------
ENERGY 2.3%
  OIL & GAS 2.3%
  ConocoPhillips                                       32,083         2,308,372
  Marathon Oil Corp.                                   16,465         1,523,012
  Hess Corp.                                           27,300         1,353,261
                                                                 --------------
TOTAL OIL & GAS                                                       5,184,645
                                                                 --------------
TOTAL ENERGY                                                          5,184,645
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $206,388,429)                                               226,477,883
                                                                 --------------


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.5%
Credit Suisse at
  4.90% due 01/02/07                             $      1,290             1,290
Mizuho, Inc. at
  4.80% due 01/02/07                             $    364,872    $      364,872
Bear Stearns Cos., Inc. at
  4.70% due 01/02/07                                  509,123           509,123
Morgan Stanley at
  4.65% due 01/02/07                                  169,708           169,708
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,044,993)                                                   1,044,993
                                                                 --------------
SECURITIES LENDING COLLATERAL 23.4%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
      U.S. Bancorp                                 53,087,816        53,087,816
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $53,087,816)                                                   53,087,816
                                                                 ==============
TOTAL INVESTMENTS 123.6%
  (Cost $260,521,238)                                            $  280,610,692
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (23.6)%                                               $  (53,551,911)
                                                                 --------------
NET ASSETS - 100.0%                                              $  227,058,781

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006.


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 101.8%

CONSUMER DISCRETIONARY 25.9%
  SPECIALTY RETAIL 6.8%
  Christopher & Banks Corp.                            10,462    $      195,221
  HOT Topic, Inc.*                                     14,419           192,350
  Stage Stores, Inc.                                    6,270           190,545
  Tractor Supply Co.*+                                  3,704           165,606
  Hibbett Sporting Goods, Inc.*                         4,557           139,125
  Jos. A.  Bank Clothiers,
      Inc.*+                                            4,530           132,956
  Guitar Center, Inc.*+                                 2,694           122,469
  Children's Place Retail
      Stores, Inc.*+                                    1,608           102,140
  Gymboree Corp.*                                       2,550            97,308
  Dress Barn, Inc.*                                     3,900            90,987
  Tween Brands, Inc.*                                   1,880            75,068
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                1,503,775
                                                                 --------------
  HOTELS, RESTAURANTS & LEISURE 6.1%
  Shuffle Master, Inc.*+                                8,149           213,504
  Panera Bread Co. -- Class A*+                         3,658           204,519
  Multimedia Games, Inc.*+                             21,155           203,088
  P.F. Chang's China Bistro,
      Inc.*+                                            5,021           192,706
  Sonic Corp.*                                          6,652           159,315
  Papa John's International,
      Inc.*                                             4,866           141,163
  CEC Entertainment, Inc.*                              3,368           135,562
  Jack in the Box, Inc.*                                1,730           105,599
                                                                 --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,355,456
                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES 3.6%
  Vertrue, Inc.*+                                       6,552           251,662
  Coinstar, Inc.*                                       7,938           242,665
  Pre-Paid Legal Services,
      Inc.*+                                            4,554           178,198
  Bright Horizons Family
      Solutions, Inc.*                                  3,140           121,392
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    793,917
                                                                 --------------
  TEXTILES & APPAREL 2.8%
  K-Swiss, Inc. -- Class A                              6,316           194,154
  Fossil, Inc.*                                         6,110           137,964
  Quiksilver, Inc.*                                     7,850           123,637

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Deckers Outdoor Corp.*                                1,660    $       99,517
  CROCS, Inc. -- SP ADR*+                               1,360            58,752
                                                                 --------------
TOTAL TEXTILES & APPAREL                                                614,024
                                                                 --------------
  HOUSEHOLD DURABLES 2.0%
  NVR, Inc.*+                                             359           231,555
  Meritage Homes Corp.*                                 4,615           220,228
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                                451,783
                                                                 --------------
  LEISURE EQUIPMENT & PRODUCTS 1.7%
  Pool Corp.+                                           5,078           198,905
  Nautilus, Inc.+                                      13,415           187,810
                                                                 --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      386,715
                                                                 --------------
  AUTO COMPONENTS 1.1%
  LKQ Corp.*+                                           5,780           132,882
  Drew Industries, Inc.*                                4,670           121,467
                                                                 --------------
TOTAL AUTO COMPONENTS                                                   254,349
                                                                 --------------
  INTERNET & CATALOG RETAIL 1.1%
  PetMed Express, Inc.*                                18,579           248,030
                                                                 --------------
TOTAL INTERNET & CATALOG RETAIL                                         248,030
                                                                 --------------
  AUTOMOBILES 0.7%
  Winnebago Industries, Inc.+                           5,003           164,649
                                                                 --------------
TOTAL AUTOMOBILES                                                       164,649
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                          5,772,698
                                                                 --------------
HEALTH CARE 22.4%
  HEALTH CARE EQUIPMENT & SUPPLIES 13.3%
  Possis Medical, Inc.*                                19,878           267,955
  Integra LifeSciences Holdings
      Corp.*                                            5,593           238,206
  Biosite, Inc.*+                                       4,604           224,905
  Immucor, Inc.*+                                       5,644           164,974
  PharmaNet Development Group,
      Inc.*+                                            6,830           150,738
  SurModics, Inc.*+                                     4,676           145,517
  PolyMedica Corp.+                                     3,569           144,223
  Kensey Nash Corp.*                                    4,492           142,846


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Mentor Corp.+                                         2,881    $      140,794
  Cooper Cos., Inc.+                                    3,080           137,060
  Dionex Corp.*                                         2,369           134,346
  Greatbatch, Inc.*                                     4,925           132,581
  BioLase Technology, Inc.*+                           14,897           130,349
  Hologic, Inc.*                                        2,740           129,547
  American Medical Systems
      Holdings, Inc.*+                                  6,959           128,881
  Merit Medical Systems, Inc.*                          8,019           127,021
  Respironics, Inc.*+                                   3,134           118,309
  Idexx Laboratories, Inc.*                             1,382           109,593
  ArthroCare Corp.*+                                    2,524           100,758
  ICU Medical, Inc.*                                    2,168            88,194
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                2,956,797
                                                                 --------------
  HEALTH CARE PROVIDERS & SERVICES 7.1%
  AMN Healthcare Services,
      Inc.*+                                            9,010           248,135
  Healthways, Inc.*+                                    4,390           209,447
  Sierra Health Services, Inc.*                         4,831           174,109
  Per-Se Technologies, Inc.*                            6,089           169,152
  Sunrise Senior Living, Inc.*+                         5,146           158,085
  AmSurg Corp.*+                                        6,110           140,530
  Amedisys, Inc.*+                                      4,196           137,923
  Odyssey HealthCare, Inc.*                            10,000           132,600
  Pediatrix Medical Group, Inc.*                        2,372           115,991
  Cerner Corp.*+                                        2,329           105,970
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                1,591,942
                                                                 --------------
  PHARMACEUTICALS 1.6%
  Bradley Pharmaceuticals,
      Inc.*+                                            8,943           184,047
  Sciele Pharma, Inc.*+                                 4,689           112,536
  Noven Pharmaceuticals, Inc.*                          2,510            63,880
                                                                 --------------
TOTAL PHARMACEUTICALS                                                   360,463
                                                                 --------------
  BIOTECHNOLOGY 0.4%
  Digene Corp.*                                         1,900            91,048
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                      91,048
                                                                 --------------
TOTAL HEALTH CARE                                                     5,000,250
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY 21.6%
  SOFTWARE 5.4%
  Factset Research Systems, Inc.                        3,228    $      182,317
  EPIQ Systems, Inc.*+                                  9,436           160,129
  Altiris, Inc.*                                        5,970           151,519
  Ansys, Inc.*+                                         3,164           137,602
  Quality Systems, Inc.+                                3,590           133,799
  Take-Two Interactive
      Software, Inc.*+                                  7,473           132,720
  Kronos, Inc.*+                                        3,178           116,760
  Manhattan Associates, Inc.*                           3,383           101,761
  Micros Systems, Inc.*+                                1,540            81,158
                                                                 --------------
TOTAL SOFTWARE                                                        1,197,765
                                                                 --------------
  INTERNET SOFTWARE & SERVICES 4.4%
  Bankrate, Inc.*+                                      6,451           244,815
  j2 Global Communications,
      Inc.*                                             8,906           242,689
  Websense, Inc.*                                      10,104           230,674
  WebEx Communications, Inc.*+                          4,772           166,495
  Digital Insight Corp.*                                2,818           108,465
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                      993,138
                                                                 --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.7%
  Flir Systems, Inc.*+                                  7,638           243,117
  Itron, Inc.*+                                         3,180           164,851
  Scansource, Inc.*+                                    5,139           156,226
  Trimble Navigation Ltd.*                              2,790           141,537
  Daktronics, Inc.                                      3,203           118,031
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                823,762
                                                                 --------------
  IT CONSULTING & SERVICES 2.9%
  Talx Corp.                                            5,731           157,316
  CACI International, Inc. --
      Class A*                                          2,482           140,233
  Mantech International Corp. --
      Class A*                                          3,502           128,979
  Global Payments, Inc.                                 2,700           125,010
  eFunds Corp.*                                         3,692           101,530
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                          653,068
                                                                 --------------


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  COMPUTERS & PERIPHERALS 2.8%
  Komag, Inc.*                                          6,511    $      246,637
  Neoware, Inc.*+                                      18,650           246,367
  Synaptics, Inc.*+                                     4,392           130,398
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                           623,402
                                                                 --------------
  COMMUNICATIONS EQUIPMENT 1.5%
  Netgear, Inc.*+                                       7,340           192,675
  Comtech Telecommunications
      Corp.*+                                           3,493           132,978
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                          325,653
                                                                 --------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.9%
  Cabot Microelectronics Corp.*+                        3,420           116,075
  Diodes, Inc.*+                                        2,430            86,216
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                               202,291
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                          4,819,079
                                                                 --------------
FINANCIALS 9.4%
  BANKS 3.4%
  Wilshire Bancorp, Inc.+                               9,587           181,865
  Nara Bancorp, Inc.                                    6,863           143,574
  PrivateBancorp, Inc.                                  2,933           122,101
  UCBH Holdings, Inc.+                                  6,548           114,983
  Cascade Bancorp.+                                     3,560           110,467
  East-West Bancorp, Inc.+                              2,349            83,201
                                                                 --------------
TOTAL BANKS                                                             756,191
                                                                 --------------
  INSURANCE 2.2%
  Infinity Property & Casualty
      Corp.                                             5,120           247,757
  Hilb Rogal & Hobbs Co.                                3,143           132,383
  Philadelphia Consolidated
      Holding Corp.*+                                   2,705           120,535
                                                                 --------------
TOTAL INSURANCE                                                         500,675
                                                                 --------------
  CONSUMER FINANCE 1.7%
  Rewards Network, Inc.*                               33,983           236,182

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  World Acceptance Corp.*                               3,109    $      145,967
                                                                 --------------
TOTAL CONSUMER FINANCE                                                  382,149
                                                                 --------------
  DIVERSIFIED FINANCIALS 1.0%
  Portfolio Recovery
      Associates, Inc.*+                                4,761           222,291
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                            222,291
                                                                 --------------
  THRIFTS & MORTGAGE FINANCE 0.7%
  Franklin Bank Corp.*                                  7,260           149,120
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                        149,120
                                                                 --------------
  CAPITAL MARKETS 0.4%
  Investment Technology Group,
      Inc.*                                             1,954            83,788
                                                                 --------------
TOTAL CAPITAL MARKETS                                                    83,788
                                                                 --------------
TOTAL FINANCIALS                                                      2,094,214
                                                                 --------------
ENERGY 8.6%
  OIL & GAS 5.4%
  St. Mary Land & Exploration
      Co.+                                              5,506           202,841
  Stone Energy Corp.*                                   5,380           190,183
  Frontier Oil Corp.+                                   5,734           164,795
  Petroleum Development Corp.*                          3,794           163,332
  Swift Energy Co.*+                                    2,968           132,996
  Penn Virginia Corp.                                   1,799           126,002
  Helix Energy Solutions Group,
      Inc.*+                                            3,919           122,939
  Cabot Oil & Gas Corp.                                 1,691           102,559
                                                                 --------------
TOTAL OIL & GAS                                                       1,205,647
                                                                 --------------
  ENERGY EQUIPMENT & SERVICES 3.2%
  Hydril*+                                              2,496           187,674
  W-H Energy Services, Inc.*                            3,264           158,924
  Unit Corp.*                                           3,259           157,899
  CARBO Ceramics, Inc.+                                 3,442           128,628


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Oceaneering International,
      Inc.*                                             2,180    $       86,546
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                       719,671
                                                                 --------------
TOTAL ENERGY                                                          1,925,318
                                                                 --------------
INDUSTRIALS 7.7%
  AEROSPACE & DEFENSE 2.1%
  Ceradyne, Inc.*+                                      3,441           194,416
  Curtiss-Wright Corp.+                                 4,020           149,062
  Armor Holdings, Inc.*+                                2,360           129,446
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                               472,924
                                                                 --------------
  ROAD & RAIL 1.8%
  Landstar System, Inc.+                                3,772           144,015
  Knight Transportation, Inc.+                          7,650           130,433
  Heartland Express, Inc.+                              7,820           117,456
                                                                 --------------
TOTAL ROAD & RAIL                                                       391,904
                                                                 --------------
  MACHINERY 1.5%
  ASV, Inc.*+                                           8,417           136,944
  Toro Co.                                              2,560           119,373
  Manitowoc Co., Inc.                                   1,260            74,882
                                                                 --------------
TOTAL MACHINERY                                                         331,199
                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES 1.0%
  Waste Connections, Inc.*                              3,167           131,589
  Mobile Mini, Inc.*                                    3,040            81,897
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    213,486
                                                                 --------------
  BUILDING PRODUCTS 0.6%
  Simpson Manufacturing Co.,
      Inc.+                                             4,213           133,341
                                                                 --------------
TOTAL BUILDING PRODUCTS                                                 133,341
                                                                 --------------
  AIR FREIGHT & COURIERS 0.4%
  Forward Air Corp.                                     3,521           101,863
                                                                 --------------
TOTAL AIR FREIGHT & COURIERS                                            101,863
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  MARINE 0.3%
  Kirby Corp.*                                          2,150    $       73,380
                                                                 --------------
TOTAL MARINE                                                             73,380
                                                                 --------------
TOTAL INDUSTRIALS                                                     1,718,097
                                                                 --------------
CONSUMER STAPLES 3.3%
  PERSONAL PRODUCTS 2.0%
  USANA Health Sciences, Inc.*+                         4,076           210,566
  NBTY, Inc.*                                           4,159           172,890
  Playtex Products, Inc.*                               4,340            62,452
                                                                 --------------
TOTAL PERSONAL PRODUCTS                                                 445,908
                                                                 --------------
  FOOD PRODUCTS 0.8%
  Sanderson Farms, Inc.+                                5,510           166,898
                                                                 --------------
TOTAL FOOD PRODUCTS                                                     166,898
                                                                 --------------
  FOOD & DRUG RETAILING 0.5%
  United Natural Foods, Inc.*                           3,310           118,895
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                             118,895
                                                                 --------------
TOTAL CONSUMER STAPLES                                                  731,701
                                                                 --------------
MATERIALS 2.3%
  METALS & MINING 1.2%
  Chaparral Steel Co.                                   3,020           133,696
  Cleveland-Cliffs, Inc.                                2,530           122,553
                                                                 --------------
TOTAL METALS & MINING                                                   256,249
                                                                 --------------
  CONSTRUCTION MATERIALS 1.1%
  Headwaters, Inc.*+                                   10,347           247,914
                                                                 --------------
TOTAL CONSTRUCTION MATERIALS                                            247,914
                                                                 --------------
TOTAL MATERIALS                                                         504,163
                                                                 --------------


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.6%
  DIVERSIFIED TELECOMMUNICATION
      SERVICES 0.6%
  General Communication, Inc. --
      Class A*                                          8,900    $      139,997
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                                139,997
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                        139,997
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $18,397,818)                                                 22,705,517
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.7%
Credit Suisse at
  4.90% due 01/02/07                             $        189               189
Mizuho, Inc. at
  4.80% due 01/02/07                                   53,382            53,382
Bear Stearns Cos., Inc. at
  4.70% due 01/02/07                                   74,486            74,486
Morgan Stanley at
  4.65% due 01/02/07                                   24,829            24,829
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $152,886)                                                       152,886
                                                                 --------------
SECURITIES LENDING COLLATERAL 30.7%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
      U.S. Bancorp                                  6,834,622         6,834,622
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,834,622)                                                     6,834,622
                                                                 ==============
TOTAL INVESTMENTS 133.2%
  (Cost $25,385,326)                                             $   29,693,025
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (33.2)%                                               $   (7,393,725)
                                                                 --------------
NET ASSETS - 100.0%                                              $   22,299,300

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006.


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

CONSUMER DISCRETIONARY 34.5%
Specialty Retail 13.0%
    Aeropostale, Inc.*                                 18,282    $      564,365
    Chico's FAS, Inc.*+                                24,872           514,602
    GameStop Corp. -- Class A*+                         7,901           435,424
    Abercrombie & Fitch Co. --
      Class A                                           5,674           395,081
    Urban Outfitters, Inc.*+                           16,478           379,488
    Pacific Sunwear of
      California, Inc.*                                19,374           379,343
    Advance Auto Parts, Inc.                           10,420           370,535
    Ross Stores, Inc.                                  12,410           363,613
    Williams-Sonoma, Inc.+                             10,628           334,144
    Petsmart, Inc.                                     11,511           332,208
    Dick's Sporting Goods,
      Inc.*+                                            6,180           302,758
    O'Reilly Automotive, Inc.*                          8,580           275,075
    American Eagle Outfitters,
      Inc.                                              8,556           267,033
                                                                 --------------
Total Specialty Retail                                                4,913,669
                                                                 --------------
Commercial Services & Supplies 5.4%
    Corinthian Colleges, Inc.*+                        41,928           571,479
    Career Education Corp.*+                           20,191           500,333
    Strayer Education, Inc.+                            3,910           414,655
    ITT Educational Services,
      Inc.*+                                            5,954           395,167
    DeVry, Inc.                                         6,160           172,480
                                                                 --------------
Total Commercial Services & Supplies                                  2,054,114
                                                                 --------------
Hotels, Restaurants & Leisure 4.8%
    Applebee's International,
      Inc. +                                           14,031           346,145
    Scientific Games Corp. --
      Class A*+                                        10,900           329,507
    Cheesecake Factory, Inc.*+                         12,412           305,335
    Brinker International, Inc.                         9,940           299,790
    Ruby Tuesday, Inc.                                  9,720           266,717
    International Speedway
      Corp. -- Class A                                  4,770           243,461
                                                                 --------------
Total Hotels, Restaurants & Leisure                                   1,790,955
                                                                 --------------
Household Durables 3.7%
    Hovnanian Enterprises, Inc.
      -- Class A*+                                     15,480           524,772
    Ryland Group, Inc. *+                               8,492           463,833

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
    Toll Brothers, Inc.*+                              12,962    $      417,765
                                                                 --------------
Total Household Durables                                              1,406,370
                                                                 --------------
Media 3.3%
    Entercom Communications
      Corp.                                            10,330           291,099
    John Wiley & Sons, Inc. --
      Class A                                           7,561           290,872
    Valassis Communications,
      Inc.*+                                           17,340           251,430
    Catalina Marketing Corp.                            7,821           215,078
    Harte-Hanks, Inc.                                   7,020           194,524
                                                                 --------------
Total Media                                                           1,243,003
                                                                 --------------
Multiline Retail 1.8%
    99 Cents Only Stores*                              29,510           359,137
    Dollar Tree Stores, Inc.*+                         10,460           314,846
                                                                 --------------
Total Multiline Retail                                                  673,983
                                                                 --------------
Textiles & Apparel 1.4%
    Timberland Co. -- Class A*                         11,225           354,486
    Polo Ralph Lauren Corp.                             2,350           182,501
                                                                 --------------
Total Textiles & Apparel                                                536,987
                                                                 --------------
Automobiles 1.1%
    Thor Industries, Inc.+                              9,651           424,547
                                                                 --------------
Total Automobiles                                                       424,547
                                                                 --------------
Total Consumer Discretionary                                         13,043,628
                                                                 --------------
HEALTH CARE 19.7%
Health Care Equipment & Supplies 6.4%
    Gen-Probe, Inc.*                                   10,790           565,072
    Cytyc Corp.*+                                      17,242           487,948
    ResMed, Inc.*+                                      8,042           395,827
    Varian Medical Systems,
      Inc.*                                             7,510           357,251
    DENTSPLY International, Inc.                        8,548           255,158
    Ventana Medical Systems,
      Inc.*                                             5,010           215,580
    Edwards Lifesciences Corp.*+                        3,190           150,058
                                                                 --------------
Total Health Care Equipment & Supplies                                2,426,894
                                                                 --------------
Health Care Providers & Services 6.2%
    Community Health Systems,
      Inc.*+                                           13,595           496,489
    Lincare Holdings, Inc.*                            10,691           425,929


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
    Apria Healthcare Group,
      Inc.*                                            15,775    $      420,404
    Universal Health Services,
      Inc. -- Class B                                   5,420           300,431
    Pharmaceutical Product
      Development, Inc.+                                9,309           299,936
    Henry Schein, Inc.*                                 5,240           256,655
    Covance, Inc.*                                      2,460           144,919
                                                                 --------------
Total Health Care Providers & Services                                2,344,763
                                                                 --------------
Pharmaceuticals 4.0%
    Sepracor, Inc.*+                                   10,136           624,175
    Par Pharmaceutical Cos.,
      Inc.*                                            26,667           596,541
    Medicis Pharmaceutical
      Corp. -- Class A+                                 7,976           280,197
                                                                 --------------
Total Pharmaceuticals                                                 1,500,913
                                                                 --------------
Biotechnology 3.1%
    Cephalon, Inc. *+                                   5,657           398,309
    Techne Corp.*                                       5,892           326,712
    Invitrogen Corp.*                                   5,069           286,855
    Affymetrix, Inc.*+                                  7,590           175,025
                                                                 --------------
Total Biotechnology                                                   1,186,901
                                                                 --------------
Total Health Care                                                     7,459,471
                                                                 --------------
INFORMATION TECHNOLOGY 12.6%
IT Consulting & Services 3.3%
    DST Systems, Inc.*+                                 7,593           475,550
    Alliance Data Systems Corp.*                        4,888           305,353
    SRA International, Inc. --
      Class A*+                                        10,140           271,144
    CSG Systems International,
      Inc.*                                             8,010           214,107
                                                                 --------------
Total IT Consulting & Services                                        1,266,154
                                                                 --------------
Software 3.1%
    Macrovision Corp.*                                 10,583           299,076
    McAfee, Inc.*                                      10,167           288,539
    Fair Isaac Corp.+                                   5,651           229,713
    Jack Henry & Associates,
      Inc.+                                            10,217           218,644
    Activision, Inc.* +                                 8,385           144,557
                                                                 --------------
Total Software                                                        1,180,529
                                                                 --------------
Semiconductor & Semiconductor
Equipment 2.0%
    Silicon Laboratories, Inc.*+                       14,046           486,694

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
    Cree, Inc.*+                                       15,217    $      263,558
                                                                 --------------
Total Semiconductor & Semiconductor
Equipment                                                               750,252
                                                                 --------------
Electronic Equipment & Instruments 1.5%
    CDW Corp.+                                          4,586           322,488
    Amphenol Corp. -- Class A+                          4,113           255,335
                                                                 --------------
Total Electronic Equipment & Instruments                                577,823
                                                                 --------------
Computers & Peripherals 1.4%
    Western Digital Corp.*                             25,182           515,224
                                                                 --------------
Total Computers & Peripherals                                           515,224
                                                                 --------------
Communications Equipment 0.8%
    Plantronics, Inc.+                                 13,752           291,543
                                                                 --------------
Total Communications Equipment                                          291,543
                                                                 --------------
Office Electronics 0.5%
    Zebra Technologies Corp. --
      Class A*                                          5,432           188,979
                                                                 --------------
Total Office Electronics                                                188,979
                                                                 --------------
Total Information Technology                                          4,770,504
                                                                 --------------
INDUSTRIALS 12.3%
Commercial Services & Supplies 4.9%
    Corporate Executive Board
      Co.                                               4,297           376,847
    Rollins, Inc.+                                     13,889           307,086
    Stericycle, Inc.*+                                  3,832           289,316
    Copart, Inc.*+                                      9,249           277,470
    Mine Safety Appliances Co.                          6,890           252,518
    ChoicePoint, Inc.*                                  5,536           218,008
    Dun & Bradstreet Corp.* +                           1,870           154,817
                                                                 --------------
Total Commercial Services & Supplies                                  1,876,062
                                                                 --------------
Machinery 2.0%
    Graco, Inc.+                                        6,791           269,059
    Donaldson Co., Inc.+                                7,418           257,479
    Oshkosh Truck Corp.                                 4,690           227,090
                                                                 --------------
Total Machinery                                                         753,628
                                                                 --------------
Air Freight & Couriers 1.6%
    Expeditors International
      Washington, Inc.+                                 8,210           332,505
    CH Robinson Worldwide, Inc.+                        6,595           269,670
                                                                 --------------
Total Air Freight & Couriers                                            602,175
                                                                 --------------


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Aerospace & Defense 1.1%
    Alliant Techsystems, Inc.* +                        5,315    $      415,580
                                                                 --------------
Total Aerospace & Defense                                               415,580
                                                                 --------------
Electrical Equipment 0.9%
    AMETEK, Inc.                                        5,350           170,344
    Roper Industries, Inc. *                            3,250           163,280
                                                                 --------------
Total Electrical Equipment                                              333,624
                                                                 --------------
Trading Companies & Distributors 0.7%
    Fastenal Co.+                                       6,983           250,550
                                                                 --------------
Total Trading Companies & Distributors                                  250,550
                                                                 --------------
Airlines 0.6%
    AirTran Holdings, Inc. *+                          19,168           225,032
                                                                 --------------
Total Airlines                                                          225,032
                                                                 --------------
Construction & Engineering 0.5%
    Jacobs Engineering Group,
      Inc.*                                             2,512           204,828
                                                                 --------------
Total Construction & Engineering                                        204,828
                                                                 --------------
Total Industrials                                                     4,661,479
                                                                 --------------
FINANCIALS 9.0%
Capital Markets 4.3%
    Investors Financial
      Services Corp.+                                   9,213           393,119
    Eaton Vance Corp.+                                 10,734           354,329
    SEI Investments Co.+                                5,223           311,082
    Nuveen Investments, Inc. --
      Class A                                           5,840           302,979
    Waddell & Reed Financial,
      Inc. -- Class A                                   9,119           249,496
                                                                 --------------
Total Capital Markets                                                 1,611,005
                                                                 --------------
Insurance 3.9%
    W.R. Berkley Corp.                                 13,490           465,540
    Brown & Brown, Inc.                                15,419           434,970
    Everest Re Group Ltd.                               3,070           301,197
    HCC Insurance Holdings, Inc.                        8,930           286,564
                                                                 --------------
Total Insurance                                                       1,488,271
                                                                 --------------
Diversified Financials 0.8%
    Leucadia National Corp.                            10,590           298,638
                                                                 --------------
Total Diversified Financials                                            298,638
                                                                 --------------
Total Financials                                                      3,397,914
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
ENERGY 6.3%
Oil & Gas 5.1%
    Pogo Producing Co.+                                 9,678    $      468,802
    Pioneer Natural Resources
      Co.+                                             10,090           400,472
    Newfield Exploration Co.*                           8,598           395,078
    Denbury Resources, Inc.*+                          11,860           329,590
    Quicksilver Resources,
      Inc.*+                                            5,630           206,002
    Southwestern Energy Co.*+                           3,445           120,747
                                                                 --------------
Total Oil & Gas                                                       1,920,691
                                                                 --------------
Energy Equipment & Services 1.2%
    Patterson-UTI Energy, Inc.+                        10,265           238,456
    FMC Technologies, Inc.*                             3,540           218,170
                                                                 --------------
Total Energy Equipment & Services                                       456,626
                                                                 --------------
Total Energy                                                          2,377,317
                                                                 --------------
CONSUMER STAPLES 2.8%
Household Products 1.8%
    Energizer Holdings, Inc.*+                          6,306           447,663
    Church & Dwight Co., Inc.+                          5,677           242,124
                                                                 --------------
Total Household Products                                                689,787
                                                                 --------------
Beverages 1.0%
    Hansen Natural Corp.*                              11,270           379,574
                                                                 --------------
Total Beverages                                                         379,574
                                                                 --------------
Total Consumer Staples                                                1,069,361
                                                                 --------------
MATERIALS 1.9%
Metals & Mining 1.9%
    Steel Dynamics, Inc.+                              11,420           370,579
    Commercial Metals Co.                              14,050           362,490
                                                                 --------------
Total Metals & Mining                                                   733,069
                                                                 --------------
Total Materials                                                         733,069
                                                                 --------------
UTILITIES 0.5%
Gas Utilities 0.5%
    Equitable Resources, Inc.                           4,550           189,962
                                                                 --------------
Total Gas Utilities                                                     189,962
                                                                 --------------
Total Utilities                                                         189,962
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $34,478,643)                                                 37,702,705
                                                                 --------------


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.5%
Credit Suisse at
  4.90% due 01/02/07                             $        235    $          235
Mizuho, Inc. at
  4.80% due 01/02/07                                   66,582            66,582
Bear Stearns Cos, Inc. at
  4.70% due 01/02/07                                   92,905            92,905
Morgan Stanley at
  4.65% due 01/02/07                                   30,968            30,968
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $190,690)                                                       190,690
                                                                 --------------
SECURITIES LENDING COLLATERAL 24.9%
Investment in Securities Lending Short
Term
    Investment Portfolio Held
      by U.S. Bancorp                               9,450,856         9,450,856
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,450,856)                                                     9,450,856
                                                                 ==============
TOTAL INVESTMENTS 125.0%
  (Cost $44,120,189)                                             $   47,344,251
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (25.0)%                                               $   (9,479,547)
                                                                 --------------
NET ASSETS - 100.0%                                              $   37,864,704

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

HEALTH CARE 24.1%
  HEALTH CARE PROVIDERS & SERVICES 9.1%
  Caremark Rx, Inc.                                     6,138    $      350,541
  Express Scripts, Inc.*+                               4,266           305,446
  Coventry Health Care, Inc.*+                          5,981           299,349
  UnitedHealth Group, Inc.                              4,935           265,157
  Quest Diagnostics, Inc.                               4,113           217,989
  Patterson Cos., Inc.*+                                5,814           206,455
  Health Management Associates,
      Inc. -- Class A+                                  9,660           203,923
  Cardinal Health, Inc.                                 2,874           185,172
  IMS Health, Inc.                                      6,159           169,249
  Humana, Inc.*                                         2,024           111,947
  Laboratory Corporation of
      America Holdings*+                                1,344            98,744
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                2,413,972
                                                                 --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 8.3%
  Hospira, Inc.*                                        9,953           334,222
  Zimmer Holdings, Inc.*+                               3,784           296,590
  Stryker Corp.                                         3,930           216,582
  Biomet, Inc.                                          5,048           208,331
  Waters Corp.*                                         3,820           187,066
  St. Jude Medical, Inc.*                               5,035           184,080
  Medtronic, Inc.+                                      3,284           175,727
  Boston Scientific Corp.*                              9,457           162,471
  C.R. Bard, Inc.                                       1,590           131,922
  Becton, Dickinson & Co.                               1,668           117,010
  Baxter International, Inc.                            2,080            96,491
  Millipore Corp.*                                      1,254            83,516
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                2,194,008
                                                                 --------------
  PHARMACEUTICALS 3.8%
  Forest Laboratories, Inc.*+                           6,136           310,481
  Barr Pharmaceuticals, Inc.*                           3,724           186,647
  Mylan Laboratories, Inc.+                             7,930           158,283
  Johnson & Johnson, Inc.                               2,288           151,054
  Wyeth                                                 2,405           122,463
  Allergan, Inc.                                          770            92,200
                                                                 --------------
TOTAL PHARMACEUTICALS                                                 1,021,128
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  BIOTECHNOLOGY 2.9%
  Gilead Sciences, Inc.*                                4,384    $      284,653
  Amgen, Inc.*                                          2,700           184,437
  Celgene Corp.*+                                       2,200           126,566
  Genzyme Corp.*                                        1,730           106,533
  Applera Corp. - Applied
      Biosystems Group                                  2,120            77,783
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                     779,972
                                                                 --------------
TOTAL HEALTH CARE                                                     6,409,080
                                                                 --------------
CONSUMER DISCRETIONARY 19.8%
  SPECIALTY RETAIL 6.4%
  Bed Bath & Beyond, Inc.*                              6,479           246,850
  AutoZone, Inc.*                                       2,080           240,365
  TJX Cos., Inc.                                        7,756           221,201
  Lowe's Cos., Inc.+                                    6,696           208,580
  Best Buy Co., Inc.                                    4,143           203,794
  Home Depot, Inc.                                      4,497           180,599
  RadioShack Corp.                                      9,356           156,994
  Staples, Inc.                                         4,600           122,820
  Tiffany & Co.                                         2,998           117,642
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                1,698,845
                                                                 --------------
  HOTELS, RESTAURANTS & LEISURE 3.0%
  International Game
      Technology, Inc.                                  5,537           255,809
  Starbucks Corp.*                                      6,332           224,280
  Darden Restaurants, Inc.+                             4,343           174,458
  Yum! Brands, Inc.                                     2,521           148,235
                                                                 --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                     802,782
                                                                 --------------
  TEXTILES & APPAREL 2.3%
  Coach, Inc.*+                                         7,606           326,754
  Nike, Inc. -- Class B+                                1,484           146,961
  Liz Claiborne, Inc.+                                  3,216           139,767
                                                                 --------------
TOTAL TEXTILES & APPAREL                                                613,482
                                                                 --------------
  HOUSEHOLD DURABLES 2.3%
  D.R. Horton, Inc.+                                   10,144           268,715
  Harman International
      Industries, Inc.+                                 1,846           184,434


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Black & Decker Corp.                                  1,823    $      145,785
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                                598,934
                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES 1.9%
  Apollo Group, Inc. -- Class A*                        7,327           285,533
  H&R Block, Inc.                                      10,105           232,819
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    518,352
                                                                 --------------
  INTERNET & CATALOG RETAIL 1.3%
  Amazon.com, Inc.*                                     8,512           335,884
                                                                 --------------
TOTAL INTERNET & CATALOG RETAIL                                         335,884
                                                                 --------------
  MEDIA 1.0%
  Omnicom Group, Inc.                                   1,492           155,974
  McGraw-Hill Cos., Inc.                                1,760           119,715
                                                                 --------------
TOTAL MEDIA                                                             275,689
                                                                 --------------
  AUTOMOBILES 0.9%
  Harley-Davidson, Inc.+                                3,541           249,534
                                                                 --------------
TOTAL AUTOMOBILES                                                       249,534
                                                                 --------------
  MULTILINE RETAIL 0.7%
  Kohl's Corp.*+                                        2,808           192,151
                                                                 --------------
TOTAL MULTILINE RETAIL                                                  192,151
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                          5,285,653
                                                                 --------------
INFORMATION TECHNOLOGY 18.7%
  SOFTWARE 4.7%
  Intuit, Inc.*                                         9,172           279,838
  Electronic Arts, Inc.*                                4,249           213,979
  Symantec Corp.*+                                      8,395           175,036
  Adobe Systems, Inc.*                                  3,981           163,699
  Oracle Corp.*                                         8,734           149,701
  Citrix Systems, Inc.*+                                5,208           140,876
  Autodesk, Inc.*                                       3,300           133,518
                                                                 --------------
TOTAL SOFTWARE                                                        1,256,647
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  IT CONSULTING & SERVICES 4.6%
  Cognizant Technology
      Solutions Corp. -- Class A*                       3,800    $      293,208
  First Data Corp.+                                     9,067           231,390
  Fiserv, Inc.*+                                        4,010           210,204
  Affiliated Computer Services,
      Inc. -- Class A*                                  3,441           168,058
  Paychex, Inc.                                         3,550           140,367
  Automatic Data Processing,
      Inc.                                              2,030            99,978
  Fidelity National Information
      Services, Inc.                                    1,740            69,757
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                        1,212,962
                                                                 --------------
  COMPUTERS & PERIPHERALS 3.6%
  Dell, Inc.*+                                          7,978           200,168
  Lexmark International, Inc.*                          2,498           182,854
  QLogic Corp.*                                         8,150           178,648
  International Business
      Machines Corp.                                    1,417           137,661
  SanDisk Corp.*+                                       3,194           137,438
  Network Appliance, Inc.*+                             3,201           125,735
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                           962,504
                                                                 --------------
  INTERNET SOFTWARE & SERVICES 2.9%
  Google, Inc. -- Class A*                                712           327,862
  eBay, Inc.*                                           8,702           261,669
  Yahoo!, Inc.*+                                        7,357           187,898
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                      777,429
                                                                 --------------
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 1.5%
  Nvidia Corp.*+                                        5,622           208,070
  National Semiconductor Corp.                          5,720           129,844
  KLA-Tencor Corp.                                      1,330            66,168
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                               404,082
                                                                 --------------
  COMMUNICATIONS EQUIPMENT 1.0%
  Cisco Systems, Inc.*                                  5,081           138,864
  Qualcomm, Inc.                                        3,370           127,352
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                          266,216
                                                                 --------------


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.4%
  Jabil Circuit, Inc.                                   3,684    $       90,442
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 90,442
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                          4,970,282
                                                                 --------------
CONSUMER STAPLES 9.8%
  FOOD PRODUCTS 2.5%
  Kellogg Co.+                                          3,016           150,981
  WM Wrigley Jr Co.                                     2,704           139,851
  Campbell Soup Co.+                                    3,516           136,737
  Hershey Co.                                           2,540           126,492
  McCormick & Co., Inc.                                 3,051           117,647
                                                                 --------------
TOTAL FOOD PRODUCTS                                                     671,708
                                                                 --------------
  BEVERAGES 2.4%
  Pepsi Bottling Group, Inc.                            6,990           216,061
  Anheuser-Busch Cos., Inc.                             3,766           185,287
  PepsiCo, Inc.                                         2,087           130,542
  Brown-Forman Corp. -- Class B                         1,720           113,933
                                                                 --------------
TOTAL BEVERAGES                                                         645,823
                                                                 --------------
  FOOD & DRUG RETAILING 1.9%
  Sysco Corp.+                                          5,080           186,741
  Walgreen Co.                                          3,624           166,305
  Wal-Mart Stores, Inc.                                 3,406           157,289
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                             510,335
                                                                 --------------
  HOUSEHOLD PRODUCTS 1.8%
  Clorox Co.                                            2,534           162,556
  Colgate-Palmolive Co.                                 2,441           159,251
  Procter & Gamble Co.                                  2,299           147,757
                                                                 --------------
TOTAL HOUSEHOLD PRODUCTS                                                469,564
                                                                 --------------
  PERSONAL PRODUCTS 1.2%
  Avon Products, Inc.                                   5,360           177,094

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Estee Lauder Cos., Inc. --
      Class A                                           3,200    $      130,624
                                                                 --------------
TOTAL PERSONAL PRODUCTS                                                 307,718
                                                                 --------------
TOTAL CONSUMER STAPLES                                                2,605,148
                                                                 --------------
ENERGY 8.7%
  OIL & GAS 6.4%
  XTO Energy, Inc.                                      6,826           321,163
  Apache Corp.                                          3,860           256,729
  Devon Energy Corp.+                                   3,520           236,122
  EOG Resources, Inc.+                                  3,300           206,085
  Murphy Oil Corp.                                      3,940           200,349
  Chesapeake Energy Corp.+                              6,370           185,048
  Anadarko Petroleum Corp.                              3,990           173,645
  Exxon Mobil Corp.+                                    1,800           137,934
                                                                 --------------
TOTAL OIL & GAS                                                       1,717,075
                                                                 --------------
  ENERGY EQUIPMENT & SERVICES 2.3%
  BJ Services Co.                                       5,207           152,669
  Nabors Industries Ltd.*+                              4,870           145,029
  Smith International, Inc.                             3,330           136,763
  National-Oilwell Varco, Inc.*                         1,610            98,500
  Noble Corp.                                             910            69,296
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                       602,257
                                                                 --------------
TOTAL ENERGY                                                          2,319,332
                                                                 --------------
FINANCIALS 8.4%
  INSURANCE 2.3%
  Progressive Corp.                                    11,593           280,782
  Ambac Financial Group, Inc.                           2,222           197,914
  American International Group,
      Inc.                                              1,950           139,737
                                                                 --------------
TOTAL INSURANCE                                                         618,433
                                                                 --------------
  CONSUMER FINANCE 1.9%
  Capital One Financial Corp.                           2,575           197,812
  SLM Corp.                                             3,921           191,227
  American Express Co.                                  1,869           113,392
                                                                 --------------
TOTAL CONSUMER FINANCE                                                  502,431
                                                                 --------------


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  DIVERSIFIED FINANCIALS 1.8%
  Moody's Corp.+                                        3,630    $      250,688
  Chicago Mercantile Exchange
      Holdings, Inc.                                      434           221,231
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                            471,919
                                                                 --------------
  THRIFTS & MORTGAGE FINANCE 1.1%
  Countrywide Financial Corp.+                          6,964           295,622
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                        295,622
                                                                 --------------
  CAPITAL MARKETS 0.7%
  Federated Investors, Inc. --
      Class B                                           5,747           194,134
                                                                 --------------
TOTAL CAPITAL MARKETS                                                   194,134
                                                                 --------------
  BANKS 0.6%
  Commerce Bancorp, Inc.+                               4,649           163,970
                                                                 --------------
TOTAL BANKS                                                             163,970
                                                                 --------------
TOTAL FINANCIALS                                                      2,246,509
                                                                 --------------
INDUSTRIALS 5.1%
  AEROSPACE & DEFENSE 2.5%
  L-3 Communications Holdings,
      Inc.+                                             2,394           195,781
  Rockwell Collins, Inc.                                2,900           183,541
  General Dynamics Corp.                                2,254           167,585
  United Technologies Corp.                             1,920           120,039
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                               666,946
                                                                 --------------
  MACHINERY 1.1%
  Danaher Corp.+                                        2,185           158,281
  ITT Industries, Inc.                                  2,428           137,959
                                                                 --------------
TOTAL MACHINERY                                                         296,240
                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES 0.9%
  Pitney Bowes, Inc.                                    2,750           127,023
  Cintas Corp.+                                         2,616           103,881
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    230,904
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  BUILDING PRODUCTS 0.6%
  American Standard Cos., Inc.                          3,500    $      160,475
                                                                 --------------
TOTAL BUILDING PRODUCTS                                                 160,475
                                                                 --------------
TOTAL INDUSTRIALS                                                     1,354,565
                                                                 --------------
MATERIALS 4.1%
  CHEMICALS 2.0%
  Ecolab, Inc.+                                         3,696           167,059
  Sigma-Aldrich Corp.                                   1,920           149,223
  International Flavors &
      Fragrances, Inc.                                  2,340           115,034
  Praxair, Inc.                                         1,600            94,928
                                                                 --------------
TOTAL CHEMICALS                                                         526,244
                                                                 --------------
  CONTAINERS & PACKAGING 1.1%
  Ball Corp.                                            3,863           168,427
  Pactiv Corp.*                                         3,480           124,201
                                                                 --------------
TOTAL CONTAINERS & PACKAGING                                            292,628
                                                                 --------------
  METALS & MINING 1.0%
  Nucor Corp.                                           2,780           151,955
  Newmont Mining Corp.+                                 2,710           122,356
                                                                 --------------
TOTAL METALS & MINING                                                   274,311
                                                                 --------------
TOTAL MATERIALS                                                       1,093,183
                                                                 --------------
UTILITIES 0.8%
  GAS UTILITIES 0.4%
  Questar Corp.                                         1,320           109,626
                                                                 --------------
TOTAL GAS UTILITIES                                                     109,626
                                                                 --------------
  MULTI-UTILITIES 0.4%
  AES Corp.*                                            4,930           108,657
                                                                 --------------
TOTAL MULTI-UTILITIES                                                   108,657
                                                                 --------------
TOTAL UTILITIES                                                         218,283
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $23,757,125)                                                 26,502,035
                                                                 --------------


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.6%
Credit Suisse at
  4.90% due 01/02/07                             $        212    $          212
Mizuho, Inc. at
  4.80% due 01/02/07                                   59,909            59,909
Bear Stearns Cos., Inc. at
  4.70% due 01/02/07                                   83,594            83,594
Morgan Stanley at
  4.65% due 01/02/07                                   27,864            27,864
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $171,580)                                                       171,579
                                                                 --------------
SECURITIES LENDING COLLATERAL 22.1%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
      U.S. Bancorp                                  5,877,985         5,877,985
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,877,985)                                                     5,877,985
                                                                 ==============
TOTAL INVESTMENTS 122.2%
  (Cost $29,806,690)                                             $   32,551,599
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (22.2)%                                               $   (5,917,757)
                                                                 --------------
NET ASSETS - 100.0%                                              $   26,633,842

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006.


--------------------------------------------------------------------------------

DYNAMIC STRENGTHENING DOLLAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
104.8%
Credit Suisse at
  4.90% due 01/02/07 +                           $  9,307,829    $    9,307,829
Mizuho, Inc. at
  4.80% due 01/02/07                                7,542,863         7,542,863
Bear Stearns Cos., Inc. at
  4.70% due 01/02/07                               10,524,924        10,524,924
Morgan Stanley at
  4.65% due 01/02/07                                3,508,308         3,508,308
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $30,883,924)                                                 30,883,924
                                                                 --------------
TOTAL INVESTMENTS 104.8%
  (Cost $30,883,924)                                             $   30,883,924
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (4.8)%                                                $   (1,419,290)
                                                                 --------------
NET ASSETS - 100.0%                                              $   29,464,634

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                        UNITS              GAIN
-------------------------------------------------------------------------------
CURRENCY INDEX SWAP AGREEMENT
February 2007 U.S. Dollar Index
Swap, Maturing 02/27/07*
  (Notional Market Value
  $58,880,750)                                        706,161    $      106,578
                                                                 --------------

*     Price Return based on U.S. Dollar Index +/- financing at a variable rate.

+ All or a portion of this security is held as currency index swap collateral at December 31, 2006.


--------------------------------------------------------------------------------

DYNAMIC WEAKENING DOLLAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
98.6%
Credit Suisse at
  4.90% due 01/02/07 +                           $ 52,045,341    $   52,045,341
Mizuho, Inc. at
  4.80% due 01/02/07                               40,366,631        40,366,631
Bear Stearns Cos., Inc. at
  4.70% due 01/02/07                               56,325,532        56,325,532
Morgan Stanley at
  4.65% due 01/02/07                               18,775,177        18,775,177
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $167,512,681)                                               167,512,681
                                                                 --------------
TOTAL INVESTMENTS 98.6%
  (Cost $167,512,681)                                            $  167,512,681
                                                                 --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.4%                                             $    2,411,148
                                                                 --------------
NET ASSETS - 100.0%                                              $  169,923,829

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                        UNITS              LOSS
-------------------------------------------------------------------------------
CURRENCY INDEX SWAP AGREEMENT SOLD SHORT
February 2007 U.S. Dollar Index
Swap, Maturing 02/28/07*
  (Notional Market Value
  $338,737,581)                                     4,062,503    $   (1,076,096)
                                                                 --------------

*     Price Return based on U.S. Dollar Index +/- financing at a variable rate.

+ All or a portion of this security is held as currency index swap collateral at December 31, 2006.


--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 76.4%
Fannie Mae*
  5.19% due 01/24/07                             $ 50,000,000    $   49,841,416
  5.14% due 01/25/07                               50,000,000        49,835,805
  5.11% due 01/17/07                               25,000,000        24,946,771
  5.13% due 02/14/07                               25,000,000        24,846,812
  5.14% due 02/21/07                               25,000,000        24,821,528
  5.11% due 04/02/07                               25,000,000        24,680,625
Farmer Mac*
  5.14% due 01/19/07                               50,000,000        49,878,639
  5.06% due 01/05/07                               25,000,000        24,989,458
  5.12% due 01/30/07                               25,000,000        24,900,542
  5.14% due 02/07/07                               25,000,000        24,871,500
  5.15% due 02/14/07                               25,000,000        24,846,215
  5.14% due 02/12/07                               15,000,000        14,912,192
Federal Farm Credit Bank*
  5.09% due 01/29/07                               25,000,000        24,904,562
Federal Home Loan Bank*
  5.14% due 01/10/07                               50,000,000        49,942,889
  5.15% due 01/12/07                               50,000,000        49,928,472
  5.14% due 01/19/07                               50,000,000        49,878,639
  5.16% due 01/10/07                               25,000,000        24,971,361
  5.13% due 01/24/07                               25,000,000        24,921,625
  5.12% due 01/26/07                               25,000,000        24,914,667
  5.12% due 01/26/07                               25,000,000        24,914,667
  5.11% due 01/31/07                               25,000,000        24,897,090
  5.11% due 03/07/07                               25,000,000        24,772,889
Freddie Mac*
  5.19% due 01/23/07                               50,000,000        49,848,625
  5.06% due 02/22/07                               50,000,000        49,641,937
  5.15% due 02/26/07                               50,000,000        49,606,597
  5.20% due 01/02/07                               25,000,000        25,000,000
  5.29% due 01/02/07                               25,000,000        25,000,000
  5.18% due 01/03/07                               25,000,000        24,996,403
  5.14% due 02/08/07                               25,000,000        24,867,931
  5.08% due 04/24/07                               25,000,000        24,605,278
                                                                 --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $960,985,135)                                               960,985,135
                                                                 --------------
REPURCHASE AGREEMENTS
24.8%
Credit Suisse at
  4.90% due 01/02/07                             $     85,187    $       85,187
Mizuho, Inc. at
  4.80% due 01/02/07                               24,092,170        24,092,170
Bear Stearns Cos., Inc. at
  4.70% due 01/02/07                               33,616,982        33,616,982
Morgan Stanley at
  4.65% due 01/02/07                               11,205,661        11,205,661

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
Lehman Brothers, Inc. at                         $242,772,990    $  242,772,990
  4.60% due 01/02/07
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $311,772,990)                                               311,772,990
                                                                 --------------
TOTAL INVESTMENTS 101.2%
  (Cost $1,272,758,125)                                          $1,272,758,125
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (1.2)%                                                $  (15,269,060)
                                                                 --------------
NET ASSETS - 100.0%                                              $1,257,489,065

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


--------------------------------------------------------------------------------

BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 100.6%
J.P. Morgan Chase & Co.                                25,379    $    1,225,806
Bank of America Corp.                                  22,001         1,174,633
Wells Fargo & Co.                                      29,744         1,057,697
Wachovia Corp.                                         16,458           937,283
U.S. Bancorp+                                          22,596           817,749
Fannie Mae+                                            12,832           762,092
Regions Financial Corp.                                19,288           721,371
Freddie Mac                                             9,968           676,827
Washington Mutual, Inc.+                               14,464           657,967
SunTrust Banks, Inc.+                                   6,856           578,989
National City Corp.+                                   15,337           560,721
Countrywide Financial Corp.+                           12,869           546,289
Fifth Third Bancorp+                                   11,824           483,956
BB&T Corp.+                                            10,803           474,576
PNC Financial Services Group,
  Inc.+                                                 6,359           470,820
KeyCorp+                                               10,136           385,472
Sovereign Bancorp, Inc.+                               14,637           371,633
M&T Bank Corp.+                                         2,967           362,449
Marshall & Ilsley Corp.+                                7,103           341,725
Synovus Financial Corp.+                               10,241           315,730
Comerica, Inc.+                                         5,357           314,349
Zions Bancorporation                                    3,643           300,329
UnionBanCal Corp.                                       4,822           295,347
Compass Bancshares, Inc.+                               4,745           283,039
TD Banknorth, Inc.                                      8,748           282,385
Hudson City Bancorp, Inc.+                             20,270           281,348
Mercantile Bankshares Corp.                             5,877           274,985
People's Bank+                                          5,940           265,043
Commerce Bancorp, Inc.+                                 6,943           244,880
First Horizon National Corp.+                           5,690           237,728
MGIC Investment Corp.+                                  3,732           233,399
Huntington Bancshares, Inc.+                            9,733           231,159
Associated Banc-Corp.+                                  6,353           221,593
New York Community Bancorp,
  Inc.+                                                13,089           210,733
Popular, Inc.+                                         11,669           209,458
PMI Group, Inc.+                                        4,432           209,057
Colonial BancGroup, Inc.                                7,755           199,614
Radian Group, Inc.+                                     3,678           198,281
BOK Financial Corp.                                     3,555           195,454
TCF Financial Corp.+                                    6,842           187,608
City National Corp.+                                    2,597           184,906
IndyMac Bancorp, Inc.+                                  4,066           183,620
Sky Financial Group, Inc.+                              6,429           183,484
Commerce Bancshares, Inc.                               3,754           181,731
Valley National Bancorp+                                6,593           174,780
Capital Federal Financial+                              4,520           173,658
Astoria Financial Corp.                                 5,695           171,761

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Bank of Hawaii Corp.+                                   3,172    $      171,129
Fulton Financial Corp.                                 10,091           168,520
Cullen/Frost Bankers, Inc.                              3,013           168,186
Wilmington Trust Corp.+                                 3,922           165,391
Webster Financial Corp.                                 3,315           161,507
Washington Federal, Inc.                                6,228           146,545
South Financial Group, Inc.                             5,368           142,735
FirstMerit Corp.+                                       5,849           141,195
International Bancshares Corp.                          4,562           141,011
Downey Financial Corp.                                  1,932           140,225
First Midwest Bancorp, Inc.+                            3,608           139,557
Whitney Holding Corp.                                   4,270           139,287
East-West Bancorp, Inc.+                                3,911           138,528
Umpqua Holding Corp.                                    4,475           131,699
NewAlliance Bancshares, Inc.                            7,964           130,610
Cathay General Bancorp                                  3,759           129,723
United Bankshares, Inc.                                 3,323           128,434
UCBH Holdings, Inc.+                                    7,299           128,170
SVB Financial Group*+                                   2,680           124,942
Westamerica Bancorporation+                             2,463           124,702
First Niagara Financial Group,
  Inc.+                                                 8,389           124,660
Susquehanna Bancshares, Inc.                            4,569           122,815
Chittenden Corp.                                        3,984           122,269
MAF Bancorp, Inc.+                                      2,710           121,110
Fremont General Corp.+                                  7,265           117,766
Sterling Financial Corp.+                               3,369           113,906
Hanmi Financial Corp.                                   4,961           111,771
Greater Bay Bancorp+                                    4,229           111,350
Glacier Bancorp, Inc.                                   4,497           109,907
Central Pacific Financial Corp.                         2,801           108,567
FirstFed Financial Corp.*+                              1,612           107,956
Wintrust Financial Corp.+                               2,247           107,901
Prosperity Bancshares, Inc.+                            3,016           104,082
Bankunited Financial Corp. --
  Class A*+                                             3,708           103,676
Provident Bankshares Corp.                              2,870           102,172
Boston Private Financial
  Holdings, Inc.+                                       3,601           101,584
First Commonwealth Financial
  Corp.+                                                7,370            98,979
Fidelity Bankshares, Inc.                               2,483            98,501
Republic Bancorp, Inc.+                                 7,258            97,693
Flagstar Bancorp, Inc.+                                 6,571            97,514
W Holding Co., Inc.+                                   16,256            96,886
First Republic Bank+                                    2,461            96,176
Sterling Bancshares, Inc.                               6,953            90,528
TrustCo Bank Corp.+                                     8,077            89,816
PrivateBancorp, Inc.                                    2,142            89,171
Brookline Bancorp, Inc.+                                6,646            87,528
Irwin Financial Corp.                                   3,863            87,420


--------------------------------------------------------------------------------

BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
BankAtlantic Bancorp, Inc. --
  Class A                                               6,177    $       85,304
Community Bank System, Inc.                             3,644            83,812
Bank Mutual Corp.                                       6,863            83,111
First Bancorp Puerto Rico                               8,321            79,299
Nara Bancorp, Inc.                                      3,739            78,220
Anchor BanCorp Wisconsin, Inc.                          2,659            76,632
Independent Bank Corp.                                  2,961            74,884
Wilshire Bancorp, Inc.+                                 3,897            73,926
Franklin Bank Corp.*                                    3,427            70,391
Dime Community Bancshares                               4,874            68,285
First Indiana Corp.                                     2,496            63,299
Sterling Bancorp+                                       3,051            60,105
Doral Financial Corp.+                                 12,470            35,789
Capital One Financial Corp.                               142            10,908
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $23,428,642)                                                 25,681,279
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------
REPURCHASE AGREEMENTS
0.0%
Lehman Brothers, Inc. at
   4.60% due 01/02/07                            $      9,173             9,173
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $9,173)                                                           9,173
                                                                 --------------
SECURITIES LENDING COLLATERAL 22.4%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bancorp                               5,720,989         5,720,989
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,720,989)                                                  5,720,989
                                                                 ==============
TOTAL INVESTMENTS 123.0%
  (Cost $29,158,804)                                             $   31,411,441
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (23.0)%                                               $   (5,883,248)
                                                                 --------------
NET ASSETS - 100.0%                                              $   25,528,193

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006.


--------------------------------------------------------------------------------
                                       2

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 100.0%

E.I. du Pont de Nemours and
  Co.+                                                 26,333    $    1,282,680
Dow Chemical Co.                                       28,158         1,124,631
Phelps Dodge Corp.                                      8,804         1,054,015
Monsanto Co.                                           19,292         1,013,409
Alcoa, Inc.                                            31,564           947,236
Newmont Mining Corp.+                                  17,809           804,076
Weyerhaeuser Co.+                                      11,357           802,372
Praxair, Inc.                                          13,255           786,419
Nucor Corp.+                                           14,170           774,532
Southern Copper Corp.+                                 14,319           771,651
International Paper Co.+                               21,422           730,490
Air Products & Chemicals, Inc.                         10,346           727,117
Allegheny Technologies, Inc.+                           7,223           654,982
Rohm & Haas Co.                                        12,260           626,731
Ecolab, Inc.+                                          13,762           622,042
The Mosaic Co.*+                                       28,881           616,898
United States Steel Corp.+                              8,297           606,843
Freeport-McMoRan Copper & Gold,
  Inc. -- Class B+                                     10,652           593,636
PPG Industries, Inc.+                                   8,907           571,918
Vulcan Materials Co.+                                   6,303           566,451
Lyondell Chemical Co.                                  17,741           453,637
Sealed Air Corp.+                                       6,951           451,259
Pactiv Corp.*                                          12,512           446,553
MeadWestvaco Corp.+                                    14,835           445,940
Celanese Corp.+                                        16,899           437,346
Martin Marietta Materials, Inc.+                        4,153           431,538
Temple-Inland, Inc.+                                    9,352           430,473
Titanium Metals Corp.*                                 14,330           422,878
International Flavors &
  Fragrances, Inc.                                      8,599           422,727
Eastman Chemical Co.+                                   7,008           415,644
Ashland, Inc.                                           5,995           414,734
Sigma-Aldrich Corp.                                     5,313           412,926
Ball Corp.                                              9,112           397,283
Albemarle Corp.                                         5,308           381,114
Huntsman Corp.*                                        19,805           375,701
Sonoco Products Co.                                     9,744           370,857
Steel Dynamics, Inc.                                   11,370           368,956
Scotts Miracle-Grow Co. --
  Class A                                               6,959           359,432
Crown Holdings, Inc.*                                  17,056           356,812
Commercial Metals Co.                                  13,784           355,627
Lubrizol Corp.                                          6,944           348,103
Bemis Co.                                              10,141           344,591
Reliance Steel & Aluminum Co.+                          8,700           342,606
FMC Corp.                                               4,436           339,576

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Airgas, Inc.                                            8,326    $      337,370
Owens-Illinois, Inc.*+                                 17,915           330,532
Valhi, Inc.                                            12,649           328,621
Nalco Holding Co.*                                     15,775           322,756
Cabot Corp.+                                            7,405           322,636
RTI International Metals, Inc.*+                        4,110           321,484
Florida Rock Industries, Inc.                           7,403           318,699
Valspar Corp.                                          11,100           306,804
Eagle Materials, Inc.                                   6,920           299,152
RPM International, Inc.+                               14,204           296,722
Cytec Industries, Inc.+                                 5,229           295,491
Hercules, Inc.*+                                       15,217           293,840
Chaparral Steel Co.+                                    6,618           292,979
Louisiana-Pacific Corp.                                13,437           289,299
Chemtura Corp.+                                        29,903           287,966
Cleveland-Cliffs, Inc.+                                 5,941           287,782
Smurfit-Stone Container Corp.*+                        27,071           285,870
Carpenter Technology Corp.                              2,771           284,083
AptarGroup, Inc. +                                      4,702           277,606
Packaging Corporation of America                       12,027           265,797
Westlake Chemical Corp.                                 8,100           254,178
Century Aluminum Co.*+                                  5,575           248,924
Texas Industries, Inc.+                                 3,846           247,029
H.B. Fuller Co.+                                        9,046           233,568
Worthington Industries, Inc.+                          12,950           229,474
Quanex Corp.                                            6,260           216,533
Sensient Technologies Corp.                             8,738           214,955
Bowater, Inc.+                                          9,357           210,532
OM Group, Inc.*+                                        4,635           209,873
Rock-Tenn Co. -- Class A                                7,735           209,696
Olin Corp.                                             12,344           203,923
Minerals Technologies, Inc.+                            3,443           202,414
MacDermid, Inc.+                                        5,518           188,164
Headwaters, Inc.*+                                      7,642           183,102
Ferro Corp.                                             8,801           182,093
Arch Chemicals, Inc.                                    5,228           174,145
Amcol International Corp.+                              6,224           172,654
Brush Engineered Materials,
  Inc.*+                                                5,070           171,214
Wausau Paper Corp.                                     11,034           165,400
Deltic Timber Corp.+                                    2,891           161,260
Glatfelter+                                            10,313           159,851
Ryerson Tull, Inc.+                                     6,211           155,834
Buckeye Technologies, Inc.*                            11,990           143,640
PolyOne Corp.*                                         18,937           142,027
A. Schulman, Inc.                                       6,284           139,819
Schweitzer-Mauduit
  International, Inc.                                   5,126           133,532
Neenah Paper, Inc.+                                     3,732           131,814


--------------------------------------------------------------------------------

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Myers Industries, Inc.                                  8,147    $      127,582
Georgia Gulf Corp.+                                     6,345           122,522
Tronox, Inc.                                            7,600           120,004
A.M. Castle & Co.                                       4,514           114,881
Chesapeake Corp.                                        6,683           113,745
Material Sciences Corp.*                                6,922            89,571
Quaker Chemical Corp.                                   4,048            89,339
Caraustar Industries, Inc.*                            10,679            86,393
Steel Technologies, Inc.                                4,635            81,344
Penford Corp.                                           4,363            75,480
Pope & Talbot, Inc.*+                                   9,573            52,364
Wellman, Inc.                                          16,252            51,844
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $27,323,767)                                                 37,460,648
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.7%
Lehman Brothers, Inc. at
 4.60% due 01/02/07                              $    278,698           278,698
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $278,698)                                                       278,698
                                                                 --------------
SECURITIES LENDING COLLATERAL 25.7%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bancorp                               9,623,766         9,623,766
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,623,766)                                                     9,623,766
                                                                 ==============
TOTAL INVESTMENTS 126.4%
  (Cost $37,226,231)                                             $   47,363,112
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (26.4)%                                               $   (9,881,991)
                                                                 --------------
NET ASSETS - 100.0%                                              $   37,481,121

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006


--------------------------------------------------------------------------------

BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

Genentech, Inc.*+                                     107,264    $    8,702,328
Amgen, Inc.* +                                        121,553         8,303,285
Gilead Sciences, Inc.*+                                77,460         5,029,478
Celgene Corp.*+                                        85,511         4,919,448
Biogen Idec, Inc.*+                                    83,339         4,099,445
Genzyme Corp.*                                         59,182         3,644,428
Medimmune, Inc.*+                                      85,988         2,783,432
Cephalon, Inc. *+                                      29,739         2,093,923
Vertex Pharmaceuticals, Inc.*+                         54,483         2,038,754
Millennium Pharmaceuticals,
  Inc.*+                                              169,268         1,845,021
Amylin Pharmaceuticals, Inc.* +                        50,364         1,816,629
ICOS Corp.*+                                           48,554         1,640,640
Invitrogen Corp.*+                                     27,551         1,559,111
PDL BioPharma, Inc.*+                                  73,235         1,474,953
Techne Corp.*                                          26,467         1,467,595
Medarex, Inc.*+                                        97,044         1,435,281
Illumina, Inc.*+                                       35,428         1,392,675
ImClone Systems, Inc.*+                                51,819         1,386,676
InterMune, Inc.*+                                      43,064         1,324,218
OSI Pharmaceuticals, Inc.*+                            37,054         1,296,149
Human Genome Sciences, Inc.*+                         101,535         1,263,095
Affymetrix, Inc.*+                                     53,198         1,226,746
BioMarin Pharmaceuticals, Inc.*+                       73,708         1,208,074
Crucell -- SP ADR*+                                    47,353         1,206,554
Myriad Genetics, Inc.*+                                38,130         1,193,469
Alexion Pharmaceuticals, Inc.* +                       29,016         1,171,956
Regeneron Pharmaceuticals, Inc.*                       57,260         1,149,208
Nektar Therapeutics*+                                  75,113         1,142,469
United Therapeutics Corp.*                             20,135         1,094,740
Digene Corp.*                                          22,070         1,057,594
Alkermes, Inc.*+                                       75,995         1,016,053
Applera Corp. - Celera Genomics
  Group*                                               70,644           988,310
Pharmion Corp.*+                                       36,621           942,625
Zymogenetics, Inc.*+                                   59,963           933,624
QLT, Inc.*+                                           102,389           866,211
Cubist Pharmaceuticals, Inc.*+                         47,605           862,127
CV Therapeutics, Inc.*+                                61,243           854,952
Exelixis, Inc.*                                        93,488           841,392
Progenics Pharmaceuticals, Inc.*                       31,376           807,618
MannKind Corp.*+                                       48,642           802,107
Arena Pharmaceuticals, Inc.* +                         59,749           771,360
Angiotech Pharmaceuticals, Inc.*                       93,354           766,903

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.*+                       57,405    $      763,486
Idenix Pharmaceuticals, Inc.*+                         72,219           627,583
Luminex Corp.* +                                       39,185           497,650
Onyx Pharmaceuticals, Inc.*+                           46,629           493,335
Telik, Inc.*+                                          51,477           228,043
Nuvelo, Inc.*+                                         50,687           202,748
                                                                 --------------
TOTAL COMMON STOCK
    (Cost $44,749,570)                                               83,233,501
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.6%
Lehman Brothers, Inc. at
 4.60% due 01/02/07                              $    484,083           484,083
                                                                 --------------
TOTAL REPURCHASE AGREEMENT
    (Cost $484,083)                                                     484,083
                                                                 --------------
SECURITIES LENDING COLLATERAL 42.2%
Investment in Securities Lending Short
Term
  Investment Portfolio Held
  by U.S. Bancorp                                  35,329,364        35,329,364
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $35,329,364)                                                 35,329,364
                                                                 ==============
TOTAL INVESTMENTS 142.4%
    (Cost $80,563,017)                                           $  119,046,948
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (42.4)%                                               $  (35,449,566)
                                                                 --------------
NET ASSETS - 100.0%                                              $   83,597,382

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006.


--------------------------------------------------------------------------------

COMMODITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS 12.4%
  IShares GSCI Commodity
      Indexed Trust*                                  107,294    $    4,294,979
                                                                 --------------
TOTAL EXCHANGE TRADED FUNDS
  (Cost $4,262,901)                                                   4,294,979
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
COMMODITY LINKED SECURITIES
24.1%
Swedish Export Credit Corp.,
  Goldman Sachs Commodity Index
  Total Return, Linked Note,
  5.10%, due 10/15/07                            $  5,400,000         4,501,008
Credit Suisse, Goldman Sachs
  Commodity Index Total Return
  Linked Note, 5.12%, due
  10/19/07                                          4,647,323         3,892,294
                                                                 --------------
TOTAL COMMODITY LINKED SECURITIES
  (Cost $9,855,673)                                                   8,393,302
                                                                 --------------
REPURCHASE AGREEMENTS
50.7%
Lehman Brothers, Inc. at
  4.60% due 01/02/07                               17,629,964        17,629,964
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $17,629,964)                                                 17,629,964
                                                                 --------------
TOTAL INVESTMENTS 87.2%
  (Cost $31,748,538)                                             $   30,318,245
                                                                 --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 12.8%                                            $    4,431,208
                                                                 --------------
NET ASSETS - 100.0%                                              $   34,749,453

*     Non-Income Producing Security.


--------------------------------------------------------------------------------

CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 100.6%

Procter & Gamble Co.                                   43,350    $    2,786,104
Altria Group, Inc.+                                    31,134         2,671,920
Coca-Cola Co.+                                         43,140         2,081,505
PepsiCo, Inc.                                          29,947         1,873,185
Kraft Foods, Inc. -- Class A+                          40,575         1,448,527
Anheuser-Busch Cos., Inc.                              23,971         1,179,373
Colgate-Palmolive Co.                                  17,184         1,121,084
Kimberly-Clark Corp.+                                  15,780         1,072,251
Sysco Corp.+                                           25,618           941,718
General Mills, Inc.+                                   14,940           860,544
Reynolds American, Inc.+                               13,010           851,765
Kellogg Co.+                                           16,839           842,960
Archer-Daniels-Midland Co.                             24,760           791,330
Safeway, Inc.+                                         22,799           787,933
Campbell Soup Co.+                                     19,871           772,783
Kroger Co.+                                            33,237           766,778
WM Wrigley Jr Co.                                      14,622           756,250
H.J. Heinz Co.+                                        16,730           753,017
Avon Products, Inc. +                                  22,768           752,255
ConAgra Foods, Inc.+                                   27,216           734,832
Sara Lee Corp.                                         40,974           697,787
Hershey Co.+                                           12,484           621,703
UST, Inc.+                                             10,210           594,222
Clorox Co.                                              9,232           592,233
Coca-Cola Enterprises, Inc.                            28,460           581,153
Supervalu, Inc.                                        15,861           567,031
Estee Lauder Cos., Inc. -- Class
  A                                                    13,656           557,438
Molson Coors Brewing Co. --
  Class B+                                              6,660           509,090
Brown-Forman Corp. -- Class B                           7,528           498,655
Constellation Brands, Inc. --
  Class A*+                                            16,615           482,167
Pepsi Bottling Group, Inc.+                            15,327           473,758
Tyson Foods, Inc. -- Class A+                          28,170           463,396
Loews Corp. - Carolina Group                            7,080           458,218
Dean Foods Co.*                                        10,610           448,591
Hormel Foods Corp.                                     11,666           435,608
Whole Foods Market, Inc.+                               9,180           430,817
McCormick & Co., Inc.                                  11,101           428,055
Energizer Holdings, Inc.*+                              5,320           377,667
NBTY, Inc.*                                             9,030           375,377
Hansen Natural Corp.*                                   9,960           335,453
Church & Dwight Co., Inc.                               7,670           327,126
J.M. Smucker Co.                                        6,490           314,570
Smithfield Foods, Inc.*                                12,082           310,024
Corn Products International,
  Inc.                                                  8,870           306,370

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
PepsiAmericas, Inc.                                    14,390    $      301,902
Del Monte Foods Co.                                    26,070           287,552
Tootsie Roll Industries, Inc.                           8,103           264,968
United Natural Foods, Inc.*+                            6,960           250,003
Universal Corp.+                                        5,000           245,050
Flowers Foods, Inc.                                     9,000           242,910
Hain Celestial Group, Inc.*+                            7,311           228,176
Delta & Pine Land Co.                                   5,610           226,925
Lancaster Colony Corp.                                  5,107           226,291
Ralcorp Holdings, Inc.*                                 4,430           225,443
Ruddick Corp.+                                          8,050           223,388
TreeHouse Foods, Inc.*+                                 6,846           213,595
Casey's General Stores, Inc.+                           8,960           211,008
Alliance One International,
  Inc.*                                                28,684           202,509
Great Atlantic & Pacific Tea
  Co.+                                                  7,820           201,287
USANA Health Sciences, Inc.*+                           3,850           198,891
J&J Snack Foods Corp.                                   4,588           189,943
Playtex Products, Inc.*                                12,970           186,638
Performance Food Group Co.*                             6,630           183,253
Alberto-Culver Co. -- SP ADR+                           8,070           173,102
Spectrum Brands, Inc.*+                                14,730           160,557
WD-40 Co.                                               4,200           146,454
Sanderson Farms, Inc.+                                  4,690           142,060
Lance, Inc.                                             7,040           141,363
Nash Finch Co.+                                         4,486           122,468
Peet's Coffee & Tea, Inc.*+                             4,430           116,243
American Italian Pasta Co. --
  Class A*+                                             9,170            81,613
Sally Beauty Holdings, Inc. --
  SP ADR*                                               8,070            62,946
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $33,029,489)                                                 40,489,161
                                                                 --------------


--------------------------------------------------------------------------------

CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.6%
Lehman Brothers, Inc. at
  4.60% due 01/02/07                             $    253,147           253,147
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $253,147)                                                       253,147
                                                                 --------------

SECURITIES LENDING COLLATERAL 26.6%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bancorp                              10,691,111    $   10,691,111
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,691,111)                                                   10,691,111
                                                                 ==============
TOTAL INVESTMENTS 127.8%
  (Cost $43,973,747)                                             $   51,433,419
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (27.8)%                                               $  (11,187,912)
                                                                 --------------
NET ASSETS - 100.0%                                              $   40,245,507

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006.


--------------------------------------------------------------------------------

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Intel Corp.                                           128,721    $    2,606,600
Texas Instruments, Inc.                                52,192         1,503,130
Applied Materials, Inc. +                              71,495         1,319,083
Nvidia Corp.*+                                         26,536           982,097
Broadcom Corp. -- Class A*+                            30,216           976,279
Analog Devices, Inc.                                   26,632           875,394
KLA-Tencor Corp.+                                      16,266           809,233
Maxim Integrated Products, Inc.                        25,975           795,354
MEMC Electronic Materials,
  Inc.*+                                               18,927           740,803
Linear Technology Corp.+                               24,062           729,560
Xilinx, Inc.+                                          30,245           720,133
Micron Technology, Inc.*+                              49,786           695,013
Advanced Micro Devices, Inc.*+                         33,990           691,696
Lam Research Corp.*+                                   13,601           688,483
Altera Corp.*                                          33,975           668,628
National Semiconductor Corp.+                          28,526           647,540
Microchip Technology, Inc.+                            19,791           647,166
Novellus Systems, Inc.*+                               16,221           558,327
Agere Systems, Inc.*                                   25,916           496,810
LSI Logic Corp.*+                                      53,595           482,355
Teradyne, Inc.*+                                       29,741           444,925
Intersil Corp. -- Class A                              18,388           439,841
Varian Semiconductor Equipment
  Associates, Inc.*                                     9,412           428,434
International Rectifier Corp.*                         11,055           425,949
Integrated Device Technology,
  Inc.*                                                27,090           419,353
Atmel Corp.*                                           69,005           417,480
Cypress Semiconductor Corp.*+                          21,666           365,505
Silicon Laboratories, Inc.*+                           10,327           357,831
Rambus, Inc.*+                                         18,660           353,234
Fairchild Semiconductor
  International, Inc.*                                 19,673           330,703
Cymer, Inc.*+                                           7,274           319,692
PMC - Sierra, Inc.*+                                   45,593           305,929
Skyworks Solutions, Inc.*                              42,818           303,151
Microsemi Corp.*                                       14,929           293,355
Spansion, Inc.*                                        18,490           274,761
Brooks Automation, Inc.*+                              18,475           266,040
ATMI, Inc.*                                             8,615           263,016
RF Micro Devices, Inc.*+                               38,647           262,413
Cree, Inc.*+                                           15,064           260,908
FEI Co.*+                                               9,724           256,422
Cabot Microelectronics Corp.*+                          7,046           239,141
Semtech Corp.*                                         18,294           239,103
Micrel, Inc.*                                          22,174           239,036

                                                                         MARKET
                                                       SHARES             VALUE
--------------------------------------------------------------------------------
Advanced Energy Industries,
  Inc.*                                                12,456    $      235,045
Photronics, Inc.*+                                     13,213           215,900
Diodes, Inc.*+                                          5,920           210,042
Lattice Semiconductor Corp.*                           31,470           203,926
Standard Microsystems Corp.*                            6,773           189,509
DSP Group, Inc.*                                        8,721           189,246
Actel Corp.*                                            9,954           180,765
Supertex, Inc.*+                                        4,561           179,019
Triquint Semiconductor, Inc.*                          39,759           178,916
Veeco Instruments, Inc.*+                               9,495           177,841
Cohu, Inc.                                              8,656           174,505
Axcelis Technologies, Inc.* +                          29,153           169,962
Exar Corp.*                                            12,656           164,528
Kulicke & Soffa Industries,
  Inc.*                                                19,531           164,060
Rudolph Technologies, Inc.*                             9,639           153,453
Pericom Semiconductor Corp.*                           12,569           144,166
Ultratech, Inc.*                                       10,233           127,708
Kopin Corp.*                                           34,603           123,533
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $17,168,229)                                                 28,322,030
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.6%
Lehman Brothers, Inc. at
 4.60% due 01/02/07                              $    184,028           184,028
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $184,028)                                                         184,028
                                                                 --------------
SECURITIES LENDING COLLATERAL 22.7%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bancorp                               6,461,941         6,461,941
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,461,941)                                                     6,461,941
                                                                 ==============
TOTAL INVESTMENTS 122.8%
(Cost $23,814,198)                                               $   34,967,999
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (22.8)%                                               $   (6,503,362)
                                                                 --------------
NET ASSETS - 100.0%                                              $   28,464,637

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006


--------------------------------------------------------------------------------

ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.4%

Exxon Mobil Corp.+                                    133,441    $   10,225,584
BP PLC -- SP ADR+                                     100,681         6,755,695
Total SA -- SP ADR+                                    85,994         6,184,688
Chevron Corp.                                          82,582         6,072,254
ConocoPhillips                                         74,591         5,366,822
Royal Dutch Shell  PLC -- SP ADR                       75,420         5,338,982
Schlumberger Ltd.+                                     61,925         3,911,183
Repsol YPF SA -- SP ADR+                               90,706         3,129,357
Occidental Petroleum Corp.                             59,470         2,903,920
Marathon Oil Corp.                                     30,585         2,829,113
Halliburton Co.                                        85,384         2,651,173
Devon Energy Corp.+                                    37,497         2,515,299
Valero Energy Corp.                                    48,962         2,504,896
Transocean, Inc.*                                      29,450         2,382,211
Baker Hughes, Inc.                                     31,157         2,326,182
Apache Corp.                                           32,345         2,151,266
Anadarko Petroleum Corp.                               45,891         1,997,176
XTO Energy, Inc.                                       41,815         1,967,396
Williams Cos., Inc.                                    70,859         1,850,837
Hess Corp.                                             36,922         1,830,224
EOG Resources, Inc.+                                   27,365         1,708,944
Weatherford International Ltd.*                        40,865         1,707,748
Kinder Morgan, Inc.                                    16,002         1,692,212
Noble Corp.+                                           20,732         1,578,742
Chesapeake Energy Corp.+                               54,323         1,578,083
El Paso Corp.+                                        101,276         1,547,497
Peabody Energy Corp.                                   38,020         1,536,388
Diamond Offshore Drilling, Inc.+                       18,941         1,514,144
National-Oilwell Varco, Inc.*                          24,584         1,504,049
Murphy Oil Corp.+                                      28,149         1,431,377
Noble Energy, Inc.+                                    27,916         1,369,838
Smith International, Inc.+                             33,264         1,366,152
Nabors Industries Ltd.*+                               44,938         1,338,254
ENSCO International, Inc.+                             26,573         1,330,244
BJ Services Co. +                                      44,729         1,311,454
Sunoco, Inc.                                           20,516         1,279,378
Newfield Exploration Co.*+                             26,096         1,199,111
Southwestern Energy Co.*+                              33,688         1,180,764
Cameron International Corp.*+                          21,546         1,143,015
Consol Energy, Inc.+                                   34,052         1,094,091
Grant Prideco, Inc.*                                   26,255         1,044,161
Pride International, Inc.*+                            34,572         1,037,506
Tesoro Corp.+                                          15,388         1,012,069
Pioneer Natural Resources Co.                          25,321         1,004,990
FMC Technologies, Inc.*                                16,052           989,285
Arch Coal, Inc. +                                      31,560           947,747
CNX Gas Corp.*                                         36,199           923,075

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Range Resources Corp.                                  33,139    $      909,997
Plains Exploration & Production
  Co.*                                                 18,944           900,408
Veritas DGC, Inc.*                                     10,474           896,889
Rowan Cos., Inc.                                       26,454           878,273
Patterson-UTI Energy, Inc.                             37,510           871,357
Cabot Oil & Gas Corp.+                                 14,250           864,263
Holly Corp.                                            16,400           842,960
Frontier Oil Corp.+                                    29,136           837,369
Pogo Producing Co.+                                    16,904           818,830
Quicksilver Resources, Inc.*+                          22,140           810,103
Superior Energy Services, Inc.*                        24,753           808,928
Denbury Resources, Inc.*                               28,784           799,907
Cimarex Energy Co.+                                    21,742           793,583
Tidewater, Inc.+                                       15,996           773,567
SEACOR Holdings, Inc.*                                  7,683           761,693
Oceaneering International, Inc.*                       18,762           744,851
Helmerich & Payne, Inc.                                30,304           741,539
Helix Energy Solutions Group,
  Inc.*+                                               23,457           735,846
Dresser-Rand Group, Inc.*+                             29,032           710,413
W&T Offshore, Inc.                                     22,878           702,812
Unit Corp.*                                            14,240           689,928
Forest Oil Corp.*                                      19,955           652,129
Todco -- Class A*                                      18,992           648,957
Massey Energy Co.+                                     27,810           646,026
Hydril*+                                                8,497           638,889
Overseas Shipholding Group, Inc.                       11,335           638,161
St. Mary Land & Exploration Co.                        17,316           637,921
Hanover Compressor Co.*+                               33,762           637,764
Tetra Technologies, Inc.*+                             24,440           625,175
Atwood Oceanics, Inc.* +                               11,762           575,985
Cheniere Energy, Inc.*+                                19,246           555,632
Lone Star Technologies, Inc.*                          11,320           548,001
Input/Output, Inc.*+                                   40,089           546,413
Foundation Coal Holdings, Inc.                         16,900           536,744
Penn Virginia Corp.                                     7,654           536,086
Swift Energy Co.*+                                     11,885           532,567
World Fuel Services Corp.                              11,874           527,918
Global Industries Ltd.*                                38,724           504,961
CARBO Ceramics, Inc.+                                  11,662           435,809
Lufkin Industries, Inc.+                                7,452           432,812
Bristow Group, Inc.*                                   11,739           423,661
Stone Energy Corp.*                                    11,752           415,433
Petroleum Development Corp.*                            9,045           389,387
                                                                 --------------
TOTAL COMMON STOCKS
(Cost $98,616,522)                                                  139,244,523
                                                                 --------------


--------------------------------------------------------------------------------

ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.7%
Lehman Brothers, Inc. at
4.60% due 01/02/07                               $  1,036,285    $    1,036,285
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,036,285)                                                     1,036,285
                                                                 --------------
SECURITIES LENDING COLLATERAL 24.4%
Investment in Securities Lending
 Short Term
      Investment Portfolio Held
      by U.S. Bancorp                              34,215,558        34,215,558
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $34,215,558)                                                   34,215,558
                                                                 ==============
TOTAL INVESTMENTS 124.5%
(Cost $133,868,365)                                              $  174,496,366
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
ASSETS - (24.5)%                                                 $  (34,381,583)
                                                                 --------------
NET ASSETS - 100.0%                                              $  140,114,783

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006.


--------------------------------------------------------------------------------

ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.9%

Schlumberger Ltd.+                                    213,422    $   13,479,733
Halliburton Co.                                       294,131         9,132,768
Transocean, Inc.*                                     101,322         8,195,937
Baker Hughes, Inc.                                    107,304         8,011,317
Weatherford International Ltd.*+                      140,743         5,881,650
Noble Corp.+                                           71,383         5,435,815
Diamond Offshore Drilling, Inc.+                       65,308         5,220,722
National-Oilwell Varco, Inc.*                          84,575         5,174,298
Smith International, Inc.+                            114,709         4,711,099
Nabors Industries Ltd.*+                              154,895         4,612,773
ENSCO International, Inc.+                             91,429         4,576,936
BJ Services Co.+                                      153,992         4,515,045
Cameron International Corp.*+                          74,235         3,938,167
Grant Prideco, Inc.*+                                  90,481         3,598,429
Pride International, Inc.*+                           119,121         3,574,821
FMC Technologies, Inc.*                                55,159         3,399,449
Veritas DGC, Inc.*                                     36,149         3,095,439
Rowan Cos., Inc.+                                      91,317         3,031,724
Patterson-UTI Energy, Inc.+                           129,116         2,999,365
Superior Energy Services, Inc.*+                       85,151         2,782,735
Tidewater, Inc.+                                       55,167         2,667,876
SEACOR Holdings, Inc.*                                 26,827         2,659,629
Oceaneering International, Inc.*                       64,846         2,574,386
Helmerich & Payne, Inc.                               104,408         2,554,864
Dresser-Rand Group, Inc.*+                            100,039         2,447,954
Unit Corp.*                                            49,055         2,376,715
Todco -- Class A*                                      65,353         2,233,112
Hydril*+                                               29,314         2,204,120
Hanover Compressor Co.*+                              116,288         2,196,680
Tetra Technologies, Inc.*+                             84,231         2,154,629
Atwood Oceanics, Inc.*+                                40,571         1,986,762
Lone Star Technologies, Inc.*                          39,039         1,889,878
Input/Output, Inc.*+                                  138,246         1,884,293
Global Industries, Ltd.*                              133,400         1,739,536
Lufkin Industries, Inc.+                               25,933         1,506,189
CARBO Ceramics, Inc.+                                  40,177         1,501,414
Bristow Group, Inc.*+                                  40,311         1,454,824
                                                                 --------------
TOTAL COMMON STOCKS
(Cost $86,249,735)                                                  141,401,083
                                                                 --------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.7%
Lehman Brothers, Inc. at
  4.60% due 01/02/07                             $    996,351    $      996,351
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $996,351)                                                         996,351
                                                                 --------------
SECURITIES LENDING COLLATERAL 26.9%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bancorp                              38,033,926        38,033,926
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $38,033,926)                                                   38,033,926
                                                                 ==============
TOTAL INVESTMENTS 127.5%
(Cost $125,280,012)                                              $  180,431,360
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
ASSETS - (27.5)%                                                 $  (38,902,711)
                                                                 --------------
NET ASSETS - 100.0%                                              $  141,528,649

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006.


--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.9%

Bank of America Corp.                                  23,802    $    1,270,789
Citigroup, Inc.                                        20,361         1,134,108
Wells Fargo & Co.+                                     26,116           928,685
American International Group,
  Inc.                                                 12,647           906,284
Morgan Stanley+                                        10,491           854,282
J.P. Morgan Chase & Co.                                16,861           814,386
Wachovia Corp.                                         13,858           789,213
Fannie Mae+                                            12,021           713,927
Regions Financial Corp.                                18,152           678,885
Freddie Mac                                             9,666           656,321
Prudential Financial, Inc.                              7,474           641,718
Lehman Brothers Holdings, Inc.+                         7,950           621,054
Goldman Sachs Group, Inc.+                              3,083           614,596
Merrill Lynch & Co., Inc.+                              6,283           584,947
MetLife, Inc.                                           9,684           571,453
Capital One Financial Corp.                             6,946           533,592
National City Corp.+                                   14,589           533,374
American Express Co.                                    8,535           517,818
Chubb Corp.                                             9,342           494,285
Lincoln National Corp.                                  7,220           479,408
Chicago Mercantile Exchange
  Holdings, Inc.+                                         936           477,126
Franklin Resources, Inc.+                               4,288           472,409
Vornado Realty Trust+                                   3,849           467,653
U.S. Bancorp+                                          12,828           464,245
AFLAC, Inc. +                                          10,014           460,644
Marsh & McLennan Cos., Inc.+                           14,807           453,983
Loews Corp.                                            10,909           452,396
Equity Residential+                                     8,548           433,811
ProLogis                                                7,060           429,036
Genworth Financial, Inc. --
  Class A                                              12,475           426,770
General Growth Properties, Inc.+                        8,098           422,959
Archstone-Smith Trust+                                  7,237           421,266
Host Hotels & Resorts, Inc.+                           16,884           414,502
Washington Mutual, Inc.                                 9,076           412,867
Marshall & Ilsley Corp.+                                8,459           406,962
Legg Mason, Inc.+                                       4,221           401,206
Ameriprise Financial, Inc.                              7,250           395,125
Aon Corp. +                                            11,140           393,688
Synovus Financial Corp.+                               12,535           386,454
T. Rowe Price Group, Inc.+                              8,724           381,849
Cbot Holdings, Inc.*                                    2,519           381,553
Fifth Third Bancorp+                                    9,176           375,574
M&T Bank Corp.                                          3,069           374,909
NYSE Group, Inc.*+                                      3,849           374,123

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Realogy Corp.*                                         12,300    $      372,936
E*Trade Financial Corp.*                               16,055           359,953
Simon Property Group, Inc.+                             3,544           358,972
TD Ameritrade Holding Corp.+                           22,007           356,073
SAFECO Corp.+                                           5,627           351,969
Assurant, Inc.                                          6,240           344,760
KIMCO Realty Corp.+                                     7,627           342,834
Cincinnati Financial Corp.                              7,553           342,226
SL Green Realty Corp.+                                  2,576           342,041
People's Bank+                                          7,620           340,004
St. Paul Travelers Cos., Inc.                           6,306           338,569
Allstate Corp. +                                        5,189           337,856
Duke Realty Corp.+                                      8,050           329,245
BB&T Corp. +                                            7,440           326,839
W.R. Berkley Corp.                                      9,413           324,843
AMB Property Corp.                                      5,525           323,820
Huntington Bancshares, Inc.+                           13,425           318,844
Old Republic International Corp.                       13,511           314,536
Hudson City Bancorp, Inc.+                             22,630           314,104
CapitalSource, Inc.+                                   11,329           309,395
Liberty Property Trust+                                 6,232           306,240
United Dominion Realty Trust,
  Inc.+                                                 9,595           305,025
Associated Banc-Corp.                                   8,712           303,875
Weingarten Realty Investors                             6,560           302,482
Torchmark Corp.                                         4,730           301,585
Camden Property Trust                                   4,074           300,865
Popular, Inc.+                                         16,699           299,747
Federal Realty Investment Trust+                        3,524           299,540
Apartment Investment &
  Management Co. -- Class A+                            5,271           295,281
Reinsurance Group of America,
  Inc.                                                  5,300           295,210
Global Signal, Inc.                                     5,600           294,952
Reckson Associates Realty Corp.                         6,419           292,706
New York Community Bancorp,
  Inc.+                                                18,144           292,118
Radian Group, Inc.+                                     5,389           290,521
Raymond James Financial, Inc.                           9,501           287,975
Nasdaq Stock Market, Inc.*+                             9,293           286,131
Brown & Brown, Inc.                                    10,137           285,965
SunTrust Banks, Inc.+                                   3,379           285,357
Hospitality Properties Trust                            6,000           285,180
Bank of New York Co., Inc.                              7,200           283,464
Sky Financial Group, Inc.+                              9,900           282,546
CNA Financial Corp.*                                    6,968           280,950
Federated Investors, Inc. --
  Class B                                               8,313           280,813


--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Mack-Cali Realty Corp.+                                 5,500    $      280,500
Comerica, Inc.+                                         4,756           279,082
AvalonBay Communities, Inc. +                           2,132           277,267
Brandywine Realty Trust+                                8,300           275,975
Astoria Financial Corp.                                 8,954           270,053
Jefferies Group, Inc.                                  10,015           268,602
Countrywide Financial Corp.+                            6,316           268,114
Essex Property Trust, Inc.+                             2,074           268,065
Wilmington Trust Corp.+                                 6,354           267,948
New Plan Excel Realty Trust+                            9,722           267,161
Capital Federal Financial+                              6,949           266,981
American National Insurance Co.                         2,331           265,990
Conseco, Inc.*                                         13,300           265,734
Kilroy Realty Corp.                                     3,400           265,200
Highwoods Properties, Inc.+                             6,500           264,940
Cullen/Frost Bankers, Inc.                              4,728           263,917
Wesco Financial Corp.                                     571           262,660
Hartford Financial Services
  Group, Inc.                                           2,804           261,641
Colonial Properties Trust                               5,500           257,840
First Citizens BancShares, Inc.
  -- Class A                                            1,258           254,921
Downey Financial Corp.                                  3,500           254,030
Affiliated Managers Group,
  Inc.* +                                               2,400           252,312
AmeriCredit Corp.*+                                     9,949           250,416
St. Joe Co.+                                            4,645           248,833
Whitney Holding Corp.                                   7,527           245,531
East-West Bancorp, Inc.                                 6,917           245,000
Bear Stearns Cos., Inc. +                               1,485           241,728
SVB Financial Group*+                                   5,168           240,932
First Niagara Financial Group,
  Inc.+                                                16,000           237,760
UCBH Holdings, Inc.+                                   13,512           237,271
Eastgroup Properties, Inc.                              4,400           235,664
Charles Schwab Corp.                                   12,164           235,252
Mid-America Apartment
  Communities, Inc.                                     4,100           234,684
Entertainment Properties Trust+                         4,000           233,760
Mercantile Bankshares Corp.                             4,969           232,500
National Retail Properties, Inc.                       10,000           229,500
Prosperity Bancshares, Inc.                             6,583           227,179
Greater Bay Bancorp+                                    8,600           226,438
New Century Financial Corp.+                            7,128           225,174
XL Capital Ltd.+                                        3,116           224,414
Provident Bankshares Corp.                              6,141           218,620
Everest Re Group Ltd.                                   2,225           218,295
Boston Private Financial
  Holdings, Inc.+                                       7,700           217,217
State Street Corp.                                      3,219           217,089

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Acadia Realty Trust                                     8,551    $      213,946
Safety Insurance Group, Inc.                            4,200           212,982
Portfolio Recovery Associates,
  Inc.*+                                                4,550           212,440
Sovran Self Storage, Inc.+                              3,700           211,936
LTC Properties, Inc.                                    7,639           208,621
BankAtlantic Bancorp, Inc. --
  Class A                                              15,000           207,150
Community Bank System, Inc.                             8,989           206,747
Presidential Life Corp.                                 9,400           206,330
PNC Financial Services Group,
  Inc.+                                                 2,786           206,275
ACE Ltd.                                                3,304           200,123
Tradestation Group, Inc.*                              14,400           198,000
LaBranche & Co., Inc.*+                                20,000           196,600
Wilshire Bancorp, Inc.+                                10,295           195,296
Equity Office Properties Trust+                         3,957           190,609
Moody's Corp.+                                          2,758           190,467
Flagstar Bancorp, Inc.                                 12,600           186,984
Dime Community Bancshares                              13,323           186,655
Nelnet, Inc. -- Class A*                                6,800           186,048
Progressive Corp.                                       7,584           183,684
IntercontinentalExchange, Inc.*+                        1,700           183,430
SCPIE Holdings Inc.*+                                   6,973           182,274
Public Storage, Inc.                                    1,848           180,180
SLM Corp.                                               3,666           178,791
Mellon Financial Corp.+                                 4,193           176,735
Transatlantic Holdings, Inc.                            2,820           175,122
Boston Properties, Inc.+                                1,552           173,638
RLI Corp.                                               3,006           169,599
Thornburg Mortgage, Inc.+                               6,603           165,933
Chittenden Corp.                                        5,376           164,989
Wintrust Financial Corp.+                               3,400           163,268
Blackrock, Inc.                                         1,065           161,774
Principal Financial Group, Inc.                         2,684           157,551
Westamerica Bancorporation+                             3,066           155,232
Delphi Financial Group, Inc. --
  Class A                                               3,800           153,748
KeyCorp                                                 3,857           146,682
Sovereign Bancorp, Inc.+                                5,370           136,344
United Fire & Casualty Co.                              3,700           130,425
SEI Investments Co.+                                    2,142           127,578
Northern Trust Corp.                                    2,062           125,143
Piper Jaffray Cos., Inc.*                               1,800           117,270
CIT Group, Inc.                                         2,045           114,050
Janus Capital Group, Inc.                               4,783           103,265
MBIA, Inc.+                                             1,395           101,919
CBL & Associates Properties,
  Inc.+                                                 2,323           100,702
PS Business Parks, Inc.                                 1,400            98,994


--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Cash America International,
  Inc.+                                                 2,100    $       98,490
Zenith National Insurance Corp.                         2,000            93,820
CB Richard Ellis Group, Inc. --
  Class A*                                              2,668            88,578
Jones Lang LaSalle, Inc.                                  946            87,193
Ambac Financial Group, Inc.                               960            85,507
ProAssurance Corp.*                                     1,600            79,872
Fremont General Corp.+                                  4,900            79,429
Zions Bancorporation                                      945            77,906
Philadelphia Consolidated
  Holding Corp.*+                                       1,700            75,752
UnionBanCal Corp.                                       1,217            74,541
Developers Diversified Realty
  Corp.+                                                1,147            72,204
TD Banknorth, Inc.                                      2,174            70,177
Plum Creek Timber Co., Inc.
  (REIT)                                                1,679            66,908
UnumProvident Corp.+                                    3,108            64,584
Compass Bancshares, Inc.                                1,035            61,738
First Marblehead Corp.                                  1,035            56,563
American Capital Strategies,
  Ltd. +                                                1,209            55,928
Leucadia National Corp.                                 1,656            46,699
Macerich Co.+                                             530            45,882
Anchor Bancorp Wisconsin, Inc.                          1,500            43,230
Fidelity National Financial,
  Inc. -- Class A                                       1,759            42,005
Regency Centers Corp.+                                    532            41,586
Commerce Bancorp, Inc.                                  1,179            41,583
BRE Properties, Inc. -- Class A+                          621            40,377
iStar Financial, Inc.+                                    817            39,069
Health Care Property Investors,
  Inc.+                                                   969            35,679
A.G. Edwards, Inc.                                        480            30,379
Student Loan Corp.                                        140            29,022
Brookline Bancorp, Inc.+                                2,200            28,974
First Horizon National Corp.                              688            28,745
MGIC Investment Corp.+                                    425            26,580
Allied Capital Corp.                                      574            18,758
American Financial Group, Inc.                            517            18,565
Forest City Enterprises, Inc. --
  Class A+                                                275            16,060
Eaton Vance Corp.+                                        481            15,878
Ventas, Inc.+                                             255            10,792
PMI Group, Inc.+                                          154             7,264
Nuveen Investments, Inc. --
  Class A                                                 119             6,174
South Financial Group, Inc.                               105             2,792

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Colonial BancGroup, Inc.                                  100    $        2,574
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $53,150,434)                                                 58,444,158
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.7%
Lehman Brothers, Inc. at
  4.60% due 01/02/07                             $    434,433           434,433
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $434,433)                                                       434,433
                                                                 --------------
SECURITIES LENDING COLLATERAL 21.7%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bancorp                              12,702,549        12,702,549
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $12,702,549)                                                   12,702,549
                                                                 ==============
TOTAL INVESTMENTS 122.3%
  (Cost $66,287,416)                                             $   71,581,140
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (22.3)%                                               $  (13,060,621)
                                                                 --------------
NET ASSETS - 100.0%                                              $   58,520,519

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006.


--------------------------------------------------------------------------------

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.4%

Johnson & Johnson, Inc.                                64,052    $    4,228,713
Pfizer, Inc.                                          155,083         4,016,650
Merck & Co., Inc.+                                     62,888         2,741,917
Amgen, Inc.*+                                          35,033         2,393,104
Genentech, Inc.*+                                      28,961         2,349,606
Medtronic, Inc.+                                       38,948         2,084,107
Abbott Laboratories                                    40,423         1,969,004
UnitedHealth Group, Inc.                               36,464         1,959,211
Eli Lilly & Co.                                        36,784         1,916,446
Wyeth                                                  36,221         1,844,373
Bristol-Myers Squibb Co.                               55,896         1,471,183
WellPoint, Inc.*                                       17,573         1,382,819
Gilead Sciences, Inc.*                                 18,875         1,225,554
Cardinal Health, Inc.                                  17,566         1,131,777
Schering-Plough Corp.                                  44,760         1,058,126
Baxter International, Inc.                             19,814           919,171
Biogen Idec, Inc.*+                                    17,988           884,830
Becton, Dickinson & Co.                                12,550           880,382
Boston Scientific Corp.*                               47,206           810,999
McKesson Corp.                                         15,940           808,158
Caremark Rx, Inc.                                      13,165           751,853
Aetna, Inc.                                            17,396           751,159
Thermo Electron Corp.*+                                16,500           747,285
Stryker Corp.+                                         12,990           715,879
Celgene Corp.*+                                        11,901           684,665
Zimmer Holdings, Inc.*+                                 7,926           621,240
AmerisourceBergen Corp. +                              13,560           609,658
C.R. Bard, Inc.                                         7,300           605,681
St. Jude Medical, Inc.*                                16,013           585,435
Allergan, Inc. +                                        4,880           584,331
Applera Corp. - Applied
  Biosystems Group+                                    14,397           528,226
Forest Laboratories, Inc.*+                             9,952           503,571
Varian Medical Systems, Inc.*                          10,376           493,586
Genzyme Corp.*                                          7,975           491,100
IMS Health, Inc.                                       17,296           475,294
Medco Health Solutions, Inc.*                           8,814           471,020
CIGNA Corp.                                             3,540           465,758
Waters Corp.*                                           9,400           460,318
Patterson Cos., Inc.*+                                 12,731           452,078
DENTSPLY International, Inc.                           14,552           434,377
Vertex Pharmaceuticals, Inc.*                          11,594           433,847
Omnicare, Inc.+                                        11,211           433,081
Cephalon, Inc.+                                         6,116           430,628
Amylin Pharmaceuticals, Inc.* +                        11,546           416,464
Henry Schein, Inc.*                                     8,436           413,195
Pharmaceutical Product
  Development, Inc.+                                   12,228           393,986
Millipore Corp.*                                        5,850           389,610

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Triad Hospitals, Inc.*                                  9,309    $      389,395
Hillenbrand Industries, Inc.                            6,820           388,263
Covance, Inc.*+                                         6,550           385,861
Cerner Corp.*+                                          8,470           385,385
Dade Behring Holdings, Inc.                             9,610           382,574
Endo Pharmaceuticals Holdings,
  Inc.*                                                13,770           379,777
Intuitive Surgical, Inc.*+                              3,950           378,805
Manor Care, Inc.+                                       7,880           369,730
Universal Health Services, Inc.
  -- Class B                                            6,420           355,861
Invitrogen Corp.*                                       6,275           355,102
Watson Pharmaceuticals, Inc.*                          13,300           346,199
Hologic, Inc.*+                                         7,240           342,307
Biomet, Inc.                                            8,101           334,328
PDL BioPharma, Inc.*+                                  16,320           328,685
Idexx Laboratories, Inc.*                               4,140           328,302
ImClone Systems, Inc.*+                                12,030           321,923
Medicis Pharmaceutical Corp. --
  Class A+                                              8,800           309,144
Mentor Corp.+                                           6,200           302,994
Advanced Medical Optics, Inc.*+                         8,600           302,720
Cooper Cos., Inc.+                                      6,780           301,710
Quest Diagnostics, Inc.                                 5,646           299,238
Express Scripts, Inc.*+                                 4,104           293,846
Affymetrix, Inc.*                                      12,600           290,556
Health Management Associates,
  Inc. -- Class A+                                     13,743           290,115
Sunrise Senior Living, Inc.*                            9,410           289,075
MGI Pharma, Inc.*                                      15,530           285,907
Valeant Pharmaceuticals
  International+                                       16,508           284,598
Laboratory Corporation of
  America Holdings*+                                    3,776           277,423
Varian, Inc.*                                           6,120           274,115
Haemonetics Corp.*                                      5,900           265,618
Regeneron Pharmaceuticals,
  Inc.*+                                               13,200           264,924
Dionex Corp.*                                           4,600           260,866
Centene Corp.*+                                        10,600           260,442
ArthroCare Corp.*+                                      6,370           254,290
Viasys Healthcare, Inc.*                                8,900           247,598
Genesis HealthCare Corp.*                               5,200           245,596
Biosite, Inc.*+                                         5,010           244,739
Humana, Inc.*                                           4,422           244,581
Brookdale Senior Living, Inc.+                          4,990           239,520
Martek Biosciences Corp.*+                             10,176           237,508
LCA-Vision, Inc.+                                       6,820           234,335
Conmed Corp.*+                                         10,100           233,512
Medimmune, Inc.*+                                       7,196           232,935


--------------------------------------------------------------------------------

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Matria Healthcare, Inc.*                                8,100    $      232,713
Cambrex Corp.+                                         10,100           229,472
Vital Signs, Inc.                                       4,594           229,332
King Pharmaceuticals, Inc.*                            14,280           227,338
SurModics, Inc.*+                                       7,220           224,686
ICU Medical, Inc.*+                                     5,490           223,333
Coventry Health Care, Inc.*                             4,461           223,273
Cyberonics, Inc.*+                                     10,800           222,912
Kendle International, Inc.*                             7,030           221,094
Emdeon Corp.*                                          17,645           218,622
Enzo Biochem, Inc.*+                                   15,280           218,046
Odyssey HealthCare, Inc.*                              16,357           216,894
WebMD Health Corp., Inc.*+                              5,202           208,184
RehabCare Group, Inc.*                                 13,442           199,614
Sepracor, Inc.*+                                        3,197           196,871
Tenet Healthcare Corp.*+                               28,112           195,941
Mylan Laboratories, Inc.+                               7,990           159,480
Health Net, Inc.*                                       2,941           143,109
DaVita, Inc.*+                                          2,462           140,039
Abraxis BioScience, Inc.*                               5,030           137,520
Perrigo Co.+                                            7,000           121,100
Barr Pharmaceuticals, Inc.*+                            2,323           116,429
Hospira, Inc.*                                          3,259           109,437
ResMed, Inc.*+                                          1,380            67,924
Lincare Holdings, Inc.*                                 1,570            62,549
Pediatrix Medical Group, Inc.*                          1,200            58,680
Millennium Pharmaceuticals,
  Inc.*+                                                5,230            57,007
Beckman Coulter, Inc.+                                    914            54,657
Meridian Bioscience, Inc.+                              2,200            53,966
Community Health Systems, Inc.*+                        1,017            37,141
Cytyc Corp.*+                                           1,220            34,526
Arqule, Inc.*                                           4,950            29,304
Hooper Holmes, Inc.*                                    8,190            27,109
Kinetic Concepts, Inc.*+                                  600            23,730
CryoLife, Inc.*                                         3,100            23,715
WellCare Health Plans, Inc.*                              300            20,670
Charles River Laboratories
  International, Inc.*                                    452            19,549
Bausch & Lomb, Inc.                                       330            17,180
Theragenics Corp.*                                      5,033            15,602
PerkinElmer, Inc.                                         700            15,561
Osteotech, Inc.*                                        2,600            14,690
Gen-Probe, Inc.*                                          200            10,474
Edwards Lifesciences Corp.*+                              200             9,408
Respironics, Inc.*+                                       200             7,550
VCA Antech, Inc.*                                         200             6,438
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $57,283,850)                                                 68,542,726
                                                                 --------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
1.1%
Lehman Brothers, Inc. at
  4.60% due 01/02/07                             $    757,881    $      757,881
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $757,881)                                                       757,881
                                                                 --------------
SECURITIES LENDING COLLATERAL 16.4%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bancorp                              11,289,811        11,289,811
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $11,289,811)                                                   11,289,811
                                                                 ==============
TOTAL INVESTMENTS 116.9%
  (Cost $69,331,542)                                             $   80,590,418
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (16.9)%                                               $  (11,661,856)
                                                                 --------------
NET ASSETS - 100.0%                                              $   68,928,562

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006.


--------------------------------------------------------------------------------

INTERNET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Cisco Systems, Inc.*+                                  91,729    $    2,506,954
Google, Inc. -- Class A*                                4,148         1,910,071
Time Warner, Inc.+                                     83,224         1,812,619
Qualcomm, Inc.                                         37,995         1,435,831
eBay, Inc.*                                            39,816         1,197,267
Yahoo!, Inc.*+                                         41,663         1,064,073
Research In Motion, Ltd.*+                              7,541           963,589
Sun Microsystems, Inc.*+                              150,075           813,406
Amazon.com, Inc.*                                      20,357           803,287
Symantec Corp.*+                                       38,427           801,203
Broadcom Corp. -- Class A*+                            22,158           715,925
Qwest Communications
  International, Inc.*+                                83,317           697,363
IAC/InterActiveCorp*+                                  17,355           644,912
Juniper Networks, Inc.*+                               32,249           610,796
Intuit, Inc.*                                          18,485           563,977
E*Trade Financial Corp.*                               23,818           534,000
Monster Worldwide, Inc.*+                              10,415           485,756
VeriSign, Inc.*                                        19,545           470,057
Check Point Software
  Technologies Ltd.*+                                  19,928           436,822
McAfee, Inc.*                                          14,397           408,587
Red Hat, Inc.*+                                        16,949           389,827
F5 Networks, Inc.*+                                     4,873           361,625
BEA Systems, Inc.*                                     28,628           360,140
Emdeon Corp.*                                          27,358           338,966
CheckFree Corp.*+                                       8,244           331,079
Foundry Networks, Inc.*                                18,760           281,025
Digital River, Inc.*+                                   4,947           275,993
Ciena Corp.*+                                           9,920           274,883
TIBCO Software, Inc.*                                  27,157           256,362
Priceline.com, Inc.*+                                   5,853           255,249
Netflix, Inc.*+                                         9,744           251,980
aQuantive, Inc.*+                                      10,175           250,915
RealNetworks, Inc.*+                                   21,899           239,575
Digital Insight Corp.*+                                 6,027           231,979
WebEx Communications, Inc.*+                            6,243           217,818
Palm, Inc.*+                                           15,032           211,801
j2 Global Communications, Inc.*                         7,622           207,700
CNET Networks, Inc.*+                                  22,306           202,762
Websense, Inc.*                                         8,331           190,197
United Online, Inc.+                                   13,014           172,826
EarthLink, Inc.*                                       23,886           169,591
S1 Corp.*                                              22,118           121,870
webMethods, Inc.*                                      15,173           111,673

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
NetBank, Inc.                                          15,601    $       72,389
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $19,005,271)                                                 24,654,720
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.7%
Lehman Brothers, Inc. at
  4.60% due 01/02/07                             $    157,649           157,649
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $157,649)                                                       157,649
                                                                 --------------
SECURITIES LENDING COLLATERAL 37.0%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bancorp                               9,170,820         9,170,820
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,170,820)                                                     9,170,820
                                                                 ==============
TOTAL INVESTMENTS 137.2%
  (Cost $28,333,740)                                             $   33,983,189
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (37.2)%                                               $   (9,206,988)
                                                                 --------------
NET ASSETS - 100.0%                                              $   24,776,201

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006

--------------------------------------------------------------------------------

LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.4%
Time Warner, Inc.+                                    119,895    $    2,611,313
Walt Disney Co.+                                       66,779         2,288,516
McDonald's Corp.                                       45,465         2,015,464
News Corp. -- Class A+                                 85,360         1,833,533
Las Vegas Sands Corp.*+                                18,490         1,654,485
Carnival Corp.+                                        29,640         1,453,842
Viacom, Inc. - Class B*                                33,906         1,391,163
Starbucks Corp.*+                                      38,268         1,355,453
Marriott International, Inc. --
  Class A+                                             26,262         1,253,223
MGM Mirage, Inc.*                                      21,750         1,247,363
Harrah's Entertainment, Inc.                           13,583         1,123,586
Yum! Brands, Inc.+                                     18,518         1,088,859
International Game Technology,
  Inc.+                                                23,224         1,072,949
Hilton Hotels Corp.+                                   30,223         1,054,783
Starwood Hotels & Resorts
  Worldwide, Inc.                                      15,848           990,500
Electronic Arts, Inc.*                                 19,025           958,099
Wynn Resorts Ltd.+                                      9,889           928,083
Mattel, Inc.                                           35,573           806,084
Eastman Kodak Co.+                                     29,073           750,083
Wyndham Worldwide Corp.*                               21,730           695,795
Station Casinos, Inc.                                   8,240           672,961
Tim Hortons, Inc.                                      22,015           637,554
Darden Restaurants, Inc.+                              15,052           604,639
Activision, Inc.*+                                     34,993           603,279
Hasbro, Inc.                                           21,776           593,396
Boyd Gaming Corp.                                      12,170           551,423
Brinker International, Inc.                            17,498           527,740
Penn National Gaming, Inc.*                            12,470           519,001
CTC Media, Inc. -- SP ADR*                             21,160           508,052
Burger King Holdings, Inc.*                            23,440           494,584
OSI Restaurant Partners, Inc.                          12,444           487,805
Brunswick Corp.+                                       14,002           446,664
Warner Music Group Corp.                               19,420           445,689
Choice Hotels International,
  Inc.                                                 10,332           434,977
Scientific Games Corp. -- Class
  A*+                                                  13,760           415,965
Jack in the Box, Inc.*                                  6,695           408,663
THQ, Inc.*+                                            12,060           392,191
Sonic Corp.*                                           15,780           377,931
Polaris Industries, Inc.+                               8,058           377,356
Applebee's International, Inc.+                        15,107           372,690
Pool Corp.+                                             9,420           368,981
Aztar Corp.*                                            6,740           366,791
Wendy's International, Inc.                            10,781           356,743
Pinnacle Entertainment, Inc.*                          10,613           351,715

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
DreamWorks Animation SKG, Inc.
  -- Class A*+                                         11,772    $      347,156
Cheesecake Factory, Inc.*+                             13,850           340,710
CEC Entertainment, Inc.*                                8,350           336,088
International Speedway Corp. --
  Class A                                               6,410           327,166
Panera Bread Co. -- Class A*+                           5,830           325,955
Live Nation, Inc.*+                                    14,540           325,696
Triarc Cos., Inc. -- Class B                           16,270           325,400
Take-Two Interactive Software,
  Inc. *+                                              18,314           325,257
Regal Entertainment Group --
  Class A                                              15,070           321,292
Ruby Tuesday, Inc.                                     11,670           320,225
CBRL Group, Inc.                                        7,100           317,796
Bob Evans Farms, Inc.                                   8,910           304,900
WMS Industries, Inc.*+                                  8,490           295,961
Rare Hospitality International,
  Inc.*+                                                8,570           282,210
RC2 Corp.*+                                             6,410           282,040
Callaway Golf Co.+                                     19,280           277,825
P.F. Chang's China Bistro,
  Inc.*+                                                7,100           272,498
IHOP Corp.                                              5,060           266,662
Shuffle Master, Inc.*+                                  9,240           242,088
Papa John's International,
  Inc.*+                                                7,636           221,520
Jakks Pacific, Inc.*                                   10,100           220,584
K2, Inc.*                                              16,270           214,601
Landry's Restaurants, Inc.+                             6,960           209,426
Marcus Corp.                                            7,840           200,547
O'Charleys, Inc.*+                                      8,980           191,094
Steak n Shake Co.*                                     10,480           184,448
MarineMax, Inc.*+                                       6,970           180,732
Nautilus, Inc.+                                        12,540           175,560
Red Robin Gourmet Burgers,
  Inc.*+                                                4,860           174,231
Multimedia Games, Inc.*+                               14,130           135,648
Sturm Ruger & Co., Inc.*                               13,890           133,344
4Kids Entertainment, Inc.*                              7,230           131,731
Arctic Cat, Inc.+                                       7,060           124,185
Bally Total Fitness Holding
  Corp.*+                                              42,480           104,076
Napster, Inc.*                                         26,308            95,498
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $39,397,456)                                                 46,424,116
                                                                 --------------


--------------------------------------------------------------------------------

LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.3%
Lehman Brothers, Inc. at
  4.60% due 01/02/07                             $    136,546    $      136,546
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $136,546)                                                       136,546
                                                                 --------------
SECURITIES LENDING COLLATERAL 29.0%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bancorp                              13,535,192        13,535,192
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $13,535,192)                                                   13,535,192
                                                                 ==============
TOTAL INVESTMENTS 128.6%
  (Cost $53,069,194)                                             $   60,095,854
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (28.6)%                                               $  (13,381,865)
                                                                 --------------
NET ASSETS - 100.0%                                              $   46,713,989

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006.


--------------------------------------------------------------------------------

PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

Goldcorp, Inc.+                                     1,083,826    $   30,824,011
Newmont Mining Corp.+                                 474,972        21,444,986
Freeport-McMoRan Copper & Gold,
  Inc. -- Class B+                                    312,612        17,421,867
Barrick Gold Corp.+                                   421,753        12,947,817
Agnico-Eagle Mines Ltd.+                              298,311        12,302,346
AngloGold Ashanti Ltd. -- SP ADR                      223,303        10,515,338
Yamana Gold, Inc.+                                    611,229         8,055,998
Gold Fields Ltd. -- SP ADR+                           419,741         7,924,710
Pan American Silver Corp.*+                           280,273         7,054,471
Coeur d'Alene Mines Corp.*+                         1,390,718         6,884,054
Harmony Gold Mining Co. Ltd. --
  SP ADR*+                                            425,603         6,703,247
Meridian Gold, Inc.*                                  241,207         6,703,143
Bema Gold Corp.*+                                   1,262,583         6,628,561
Silver Standard Resources,
  Inc.*+                                              192,676         5,922,860
Kinross Gold Corp.*+                                  454,027         5,393,841
Novagold Resources, Inc.*+                            292,398         5,017,550
Silver Wheaton Corp.*+                                472,707         4,953,969
Cia de Minas Buenaventura SA --
  SP ADR                                              163,952         4,600,493
Royal Gold, Inc.+                                     127,300         4,580,254
Stillwater Mining Co.*                                352,320         4,400,477
Hecla Mining Co.*+                                    569,355         4,361,259
Northgate Minerals Corp*+                           1,135,286         3,950,795
Randgold Resources Ltd. -- SP
  ADR*                                                151,658         3,557,897
Crystallex International Corp.*                       946,145         3,425,045
Apex Silver Mines Ltd.*+                              185,106         2,941,334
Golden Star Resources Ltd.*+                          981,630         2,895,809
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $104,873,748)                                               211,412,132
                                                                 --------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.5%
Lehman Brothers, Inc. at
  4.60% due 01/02/07                             $  1,105,867         1,105,867
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,105,867)                                                   1,105,867
                                                                 --------------
SECURITIES LENDING COLLATERAL 34.4%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bancorp                              73,080,308    $   73,080,308
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $73,080,308)                                                   73,080,308
                                                                 ==============
TOTAL INVESTMENTS 134.5%
  (Cost $179,059,923)                                            $  285,598,307
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (34.5)%                                               $  (73,180,141)
                                                                 --------------
NET ASSETS - 100.0%                                              $  212,418,166

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006


--------------------------------------------------------------------------------

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 100.8%

Simon Property Group, Inc.+                            18,809    $    1,905,164
Equity Office Properties Trust+                        35,803         1,724,631
Vornado Realty Trust+                                  13,724         1,667,466
Public Storage, Inc.+                                  16,914         1,649,115
ProLogis+                                              24,972         1,517,548
Equity Residential+                                    28,987         1,471,090
General Growth Properties, Inc.+                       27,139         1,417,470
Boston Properties, Inc.+                               12,649         1,415,170
Host Hotels & Resorts, Inc.+                           57,515         1,411,993
Archstone-Smith Trust+                                 23,968         1,395,177
KIMCO Realty Corp.+                                    30,720         1,380,864
AvalonBay Communities, Inc.+                            9,444         1,228,192
Realogy Corp.*                                         40,060         1,214,619
CB Richard Ellis Group, Inc. --
  Class A*                                             36,393         1,208,248
Plum Creek Timber Co., Inc.
  (REIT)                                               27,650         1,101,852
Developers Diversified Realty
  Corp.+                                               16,896         1,063,603
SL Green Realty Corp.+                                  7,710         1,023,734
Macerich Co.+                                          11,741         1,016,418
iStar Financial, Inc.+                                 19,918           952,479
Regency Centers Corp.+                                 12,067           943,277
Duke Realty Corp.+                                     22,923           937,551
Health Care Property Investors,
  Inc.+                                                25,344           933,166
Apartment Investment &
  Management Co. -- Class A+                           16,175           906,123
Health Care REIT, Inc.+                                21,058           905,915
AMB Property Corp.                                     15,244           893,451
Federal Realty Investment Trust+                       10,362           880,770
CapitalSource, Inc.+                                   31,420           858,080
Ventas, Inc.+                                          19,867           840,771
Forest City Enterprises, Inc. --
  Class A+                                             14,356           838,390
Liberty Property Trust+                                16,573           814,397
United Dominion Realty Trust,
  Inc.+                                                25,461           809,405
Weingarten Realty Investors                            17,462           805,173
Reckson Associates Realty Corp.                        16,865           769,044
Camden Property Trust                                  10,389           767,228
St. Joe Co.+                                           14,026           751,373
Global Signal, Inc.                                    14,216           748,757
BRE Properties, Inc. -- Class A+                       11,242           730,955
Jones Lang LaSalle, Inc.+                               7,880           726,300
Hospitality Properties Trust+                          15,154           720,270

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Rayonier, Inc.                                         17,160    $      704,418
Essex Property Trust, Inc.                              5,268           680,889
Mack-Cali Realty Corp.+                                13,199           673,149
Alexandria Real Estate
  Equities, Inc. +                                      6,702           672,881
Taubman Centers, Inc.                                  13,147           668,656
Brandywine Realty Trust+                               20,046           666,530
Annaly Mortgage Management,
  Inc. +                                               47,004           653,826
New Plan Excel Realty Trust+                           23,781           653,502
Realty Income Corp.+                                   23,468           650,064
CBL & Associates Properties,
  Inc.+                                                14,965           648,733
Thornburg Mortgage, Inc.+                              25,459           639,785
Nationwide Health Properties,
  Inc.+                                                20,857           630,299
HRPT Properties Trust+                                 50,612           625,058
Kilroy Realty Corp.                                     7,920           617,760
Highwoods Properties, Inc.+                            14,669           597,908
Corporate Office Properties
  Trust SBI+                                           11,769           593,981
First Industrial Realty Trust,
  Inc.+                                                12,159           570,136
Equity One, Inc.+                                      21,133           563,406
Colonial Properties Trust                              11,816           553,934
Home Properties, Inc.+                                  9,207           545,699
Senior Housing Properties Trust+                       22,123           541,571
Potlatch Corp.+                                        12,340           540,739
Healthcare Realty Trust, Inc.+                         13,489           533,355
LaSalle Hotel Properties+                              11,564           530,209
Post Properties, Inc.+                                 11,524           526,647
Cousins Properties, Inc.                               14,727           519,421
Entertainment Properties Trust+                         8,864           518,012
Crescent Real Estate EQT Co.                           26,123           515,929
Washington Real Estate
  Investment Trust+                                    12,797           511,880
PS Business Parks, Inc.                                 7,186           508,122
BioMed Realty Trust, Inc.+                             17,680           505,648
Trustreet Properties, Inc.                             28,001           471,817
Equity Lifestyle Properties,
  Inc.+                                                 8,650           470,820
FelCor Lodging Trust, Inc.                             21,221           463,467
New Century Financial Corp.+                           14,429           455,812
National Retail Properties,
  Inc.+                                                19,771           453,744
Sunstone Hotel Investors, Inc.+                        16,810           449,331
Inland Real Estate Corp.                               23,769           444,956
Eastgroup Properties, Inc.+                             8,292           444,120
Mills Corp.+                                           22,201           444,020
Digital Realty Trust, Inc.                             12,927           442,491


--------------------------------------------------------------------------------

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Tanger Factory Outlet Centers,                         11,265    $      440,236
  Inc.+
Pennsylvania Real Estate
  Investment Trust+                                    11,164           439,638
Mid-America Apartment
  Communities, Inc.+                                    7,607           435,425
Lexington Corporate  Properties
  Trust+                                               19,050           427,101
Saul Centers, Inc.+                                     7,450           411,166
Sovran Self Storage, Inc.+                              6,901           395,289
Glimcher Realty Trust+                                 14,710           392,904
National Health Investors, Inc.                        11,899           392,667
Equity Inns, Inc.+                                     22,391           357,360
Highland Hospitality Corp.+                            24,890           354,683
Parkway Properties, Inc.+                               6,657           339,574
Acadia Realty Trust                                    13,443           336,344
Ramco-Gershenson Properties
  Trust+                                                8,727           332,848
LTC Properties, Inc.                                   11,819           322,777
First Potomac Realty Trust+                            10,720           312,059
Innkeepers USA Trust+                                  20,066           311,023
Kite Realty Group Trust -- SP ADR                      15,728           292,855
Sun Communities, Inc.+                                  9,045           292,696
Cedar Shopping Centers, Inc.                           17,620           280,334
Universal Health Realty Income
  Trust                                                 6,887           268,455
Winston Hotels, Inc.                                   18,567           246,013
Urstadt Biddle Properties, Inc.                        12,269           234,215
CentraCore Properties Trust                             7,122           230,254
American Land Lease, Inc.                               6,957           184,430
Associated Estates Realty Corp.                        12,675           174,155
Monmouth Real Estate Investment
  Corp. -- Class A                                     19,427           164,158
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $62,461,047)                                                 73,616,613
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.1%
Lehman Brothers, Inc. at
  4.60% due 01/02/07                             $     91,097            91,097
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $91,097)                                                         91,097
                                                                 --------------
SECURITIES LENDING COLLATERAL 37.1%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bancorp                              27,118,785    $   27,118,785

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $27,118,785)                                                   27,118,785
                                                                 ==============
TOTAL INVESTMENTS 138.0%
  (Cost $89,670,929)                                             $  100,826,495
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (38.0)%                                               $  (27,750,247)
                                                                 --------------
NET ASSETS - 100.0%                                              $   73,076,248

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006.


--------------------------------------------------------------------------------

RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.9%

Wal-Mart Stores, Inc.                                  20,177    $      931,774
Home Depot, Inc.                                       16,546           664,487
Lowe's Cos., Inc.+                                     16,170           503,695
Target Corp. +                                          8,699           496,278
Walgreen Co.+                                          10,442           479,183
Sears Holdings Corp.*+                                  2,172           364,744
Costco Wholesale Corp.+                                 6,713           354,916
CVS Corp.                                              11,170           345,265
Kohl's Corp.*+                                          4,962           339,550
Best Buy Co., Inc. +                                    6,583           323,818
Staples, Inc.+                                         11,949           319,038
Amazon.com, Inc.* +                                     7,888           311,260
J.C. Penney Holding Co., Inc.+                          3,994           308,976
Federated Department Stores,
  Inc.+                                                 7,834           298,710
The Gap, Inc.+                                         14,616           285,012
Liberty Media Corp -
  Interactive*                                         12,686           273,637
Nordstrom, Inc.+                                        5,452           269,002
IAC/InterActiveCorp*+                                   6,820           253,431
TJX Cos., Inc.+                                         8,834           251,946
Limited Brands, Inc.                                    8,513           246,366
Bed Bath & Beyond, Inc.* +                              6,009           228,943
Office Depot, Inc.*                                     5,865           223,867
Sherwin-Williams Co.                                    3,455           219,669
AutoZone, Inc.* +                                       1,842           212,862
Genuine Parts Co.                                       4,355           206,558
Expedia, Inc.*                                          9,790           205,394
CarMax, Inc.*                                           3,551           190,440
American Eagle Outfitters, Inc+                         6,056           189,008
Tiffany & Co.+                                          4,434           173,990
Abercrombie & Fitch Co. -- Class
  A+                                                    2,493           173,588
Dollar General Corp.+                                  10,404           167,088
Urban Outfitters, Inc.*+                                6,733           155,061
Ross Stores, Inc.                                       5,125           150,162
AutoNation, Inc.*+                                      6,946           148,089
Family Dollar Stores, Inc.                              5,030           147,530
OfficeMax, Inc.                                         2,930           145,475
Petsmart, Inc.+                                         4,987           143,925
Advance Auto Parts, Inc.                                3,971           141,209
Rite Aid Corp.*+                                       24,134           131,289
O'Reilly Automotive, Inc.*+                             4,067           130,388
Chico's FAS, Inc.*+                                     6,279           129,913
Claire's Stores, Inc.+                                  3,920           129,909
Williams-Sonoma, Inc.+                                  4,100           128,904
Dollar Tree Stores, Inc.*+                              4,038           121,544
GameStop Corp. -- Class A*+                             2,200           121,242
Foot Locker, Inc.                                       5,500           120,615

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Big Lots, Inc.* +                                       5,200    $      119,184
Dillard's, Inc. -- Class A+                             3,375           118,024
Payless Shoesource, Inc.*                               3,507           115,100
Barnes & Noble, Inc.                                    2,864           113,729
Saks, Inc.                                              6,270           111,731
Circuit City Stores, Inc.+                              5,725           108,661
Nutri/System, Inc.*+                                    1,674           106,115
United Auto Group, Inc.                                 4,440           104,651
BJ's Wholesale Club, Inc.*                              3,303           102,756
Men's Wearhouse, Inc.+                                  2,657           101,657
Rent-A-Center, Inc.*+                                   3,384            99,862
Dick's Sporting Goods, Inc.*+                           2,028            99,352
RadioShack Corp.+                                       5,910            99,170
Coldwater Creek, Inc.*+                                 3,962            97,148
Children's Place Retail Stores,
  Inc.*+                                                1,496            95,026
AnnTaylor Stores Corp.*                                 2,862            93,988
Aeropostale, Inc.*                                      2,995            92,456
Pacific Sunwear of California,
  Inc.*                                                 4,623            90,518
Tractor Supply Co.*+                                    1,971            88,123
Borders Group, Inc. +                                   3,915            87,500
Aaron Rents, Inc. +                                     3,030            87,203
Charming Shoppes, Inc.*+                                6,330            85,645
Longs Drug Stores Corp.                                 1,996            84,590
Dress Barn, Inc.*+                                      3,618            84,408
Zale Corp.*                                             2,950            83,220
Tween Brands, Inc.*+                                    2,031            81,098
Guitar Center, Inc.*+                                   1,744            79,282
Group 1 Automotive, Inc.                                1,520            78,614
Hibbett Sporting Goods, Inc.*                           2,422            73,944
Gymboree Corp.*                                         1,906            72,733
Sonic Automotive, Inc.+                                 2,460            71,438
Jo-Ann Stores, Inc.*+                                   2,740            67,404
PEP Boys-Manny Moe & Jack                               4,510            67,019
99 Cents Only Stores*+                                  5,463            66,485
Genesco, Inc.*                                          1,747            65,163
Stage Stores, Inc.                                      2,040            61,996
Tuesday Morning Corp.+                                  3,858            59,992
Select Comfort Corp.*+                                  3,374            58,674
Cato Corp. -- Class A+                                  2,540            58,191
Building Material Holding Corp.+                        2,316            57,182
Finish Line, Inc. -- Class A                            3,968            56,663
HOT Topic, Inc.*+                                       4,242            56,588
Jos. A.  Bank Clothiers, Inc.*+                         1,707            50,100
Stein Mart, Inc.                                        3,624            48,054
Keystone Automotive Industries,
  Inc.*+                                                1,400            47,586
Fred's, Inc.+                                           3,848            46,330
Christopher & Banks Corp.                               2,427            45,288


--------------------------------------------------------------------------------

RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Pier 1 Imports, Inc.+                                   7,424    $       44,173
PetMed Express, Inc.*                                   3,298            44,028
Midas, Inc.*                                            1,910            43,930
Stamps.com, Inc.*                                       2,476            38,997
Audiovox Corp. -- Class A*                              2,735            38,536
Haverty Furniture Cos., Inc.                            2,420            35,816
Cost Plus, Inc.*+                                       2,858            29,437
Hancock Fabrics, Inc.*+                                 5,783            19,894
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $11,708,600)                                                 15,992,202
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------
REPURCHASE AGREEMENTS
0.4%
Lehman Brothers, Inc. at
  4.60% due 01/02/07                             $     57,362            57,362
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $57,362)                                                         57,362
                                                                 --------------
SECURITIES LENDING COLLATERAL 29.2%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bancorp                               4,680,879         4,680,879
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,680,879)                                                     4,680,879
                                                                 ==============
TOTAL INVESTMENTS 129.5%
  (Cost $16,446,841)                                             $   20,730,443
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (29.5)%                                               $   (4,722,802)
                                                                 --------------
NET ASSETS - 100.0%                                              $   16,007,641

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006.


--------------------------------------------------------------------------------

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%
Microsoft Corp.                                        41,258    $    1,231,964
Cisco Systems, Inc.*+                                  34,307           937,610
Intel Corp.                                            44,242           895,900
International Business Machines
  Corp.                                                 9,075           881,636
Google, Inc. -- Class A*                                1,861           856,953
Oracle Corp.*                                          46,207           791,988
Apple Computer, Inc.*+                                  9,127           774,335
Hewlett-Packard Co.+                                   17,703           729,187
Dell, Inc.*+                                           27,642           693,538
Qualcomm, Inc.                                         18,182           687,098
eBay, Inc.*                                            20,108           604,648
Motorola, Inc.+                                        28,439           584,706
Texas Instruments, Inc.                                19,537           562,666
Yahoo!, Inc.*+                                         21,567           550,821
Corning, Inc.*                                         24,450           457,459
Electronic Arts, Inc.*                                  7,609           383,189
First Data Corp.+                                      14,222           362,945
Cognizant Technology Solutions
  Corp. -- Class A*                                     4,606           355,399
KLA-Tencor Corp.+                                       7,112           353,822
Paychex, Inc.+                                          8,714           344,552
Computer Sciences Corp.*                                6,377           340,340
Intuit, Inc.*                                          11,145           340,034
Sun Microsystems, Inc.*+                               62,663           339,633
Broadcom Corp. -- Class A*                             10,419           336,638
MEMC Electronic Materials, Inc.*                        8,496           332,533
Juniper Networks, Inc.*+                               17,339           328,401
Linear Technology Corp.+                               10,792           327,213
EMC Corp.*+                                            24,724           326,357
Xilinx, Inc.+                                          13,682           325,768
NCR Corp.*                                              7,509           321,085
Fidelity National Information
  Services, Inc.                                        8,004           320,880
National Semiconductor Corp.+                          13,460           305,542
Xerox Corp.*                                           18,001           305,117
Microchip Technology, Inc.+                             9,296           303,979
VeriSign, Inc.*                                        12,574           302,405
Applied Materials, Inc.+                               16,360           301,842
SanDisk Corp.*+                                         7,002           301,296
Automatic Data Processing, Inc.+                        5,871           289,147
Akamai Technologies, Inc.*+                             5,368           285,148
MasterCard, Inc.+                                       2,889           284,538
Amphenol Corp. -- Class A+                              4,515           280,291
Cadence Design Systems, Inc.*+                         15,541           278,339
Affiliated Computer Services,
  Inc. -- Class A*                                      5,619           274,432

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Adobe Systems, Inc.*                                    6,670    $      274,270
Western Digital Corp.*                                 13,343           272,998
Iron Mountain, Inc.*                                    6,562           271,273
Micron Technology, Inc.*+                              18,985           265,031
Jabil Circuit, Inc.                                    10,785           264,772
Salesforce.com, Inc.*+                                  7,053           257,082
BEA Systems, Inc.*                                     20,103           252,896
Citrix Systems, Inc.*+                                  9,216           249,293
McAfee, Inc.*                                           8,604           244,182
Intersil Corp. -- Class A                               9,934           237,621
International Rectifier Corp.*                          6,133           236,304
Integrated Device Technology,
  Inc.*                                                15,120           234,058
MoneyGram International,
   Inc.+                                                7,403           232,158
Symantec Corp.*+                                       10,981           228,954
Tektronix, Inc.                                         7,638           222,800
Cypress Semiconductor Corp.*+                          13,149           221,824
Molex, Inc.+                                            6,968           220,398
THQ, Inc.*                                              6,765           219,998
Zebra Technologies Corp. --
  Class A*+                                             6,310           219,525
National Instruments Corp.+                             7,958           216,776
AVX Corp.                                              14,548           215,165
Alliance Data Systems Corp.*+                           3,426           214,022
Tech Data Corp.*                                        5,649           213,928
Hyperion Solutions Corp.*                               5,950           213,843
Novell, Inc.*                                          34,412           213,354
Parametric Technology Corp.*+                          11,813           212,870
Anixter International, Inc.*+                           3,894           211,444
Activision, Inc.*+                                     12,106           208,707
CACI International, Inc. --
  Class A*                                              3,624           204,756
Maxim Integrated Products,
   Inc.                                                 6,655           203,776
Nvidia Corp.*+                                          5,504           203,703
Ansys, Inc.*+                                           4,627           201,228
Avid Technology, Inc.*+                                 5,310           197,851
Cymer, Inc.*                                            4,500           197,775
Benchmark Electronics, Inc.*+                           8,010           195,124
WebEx Communications, Inc.*+                            5,582           194,756
MPS Group, Inc.*+                                      13,493           191,331
Electronic Data Systems Corp.+                          6,932           190,977
CSG Systems International, Inc.*                        7,075           189,115
Komag, Inc.*                                            4,990           189,021
Network Appliance, Inc.*+                               4,756           186,816
ATMI, Inc.*                                             6,090           185,928
Websense, Inc.*                                         8,135           185,722
Agilent Technologies, Inc.*+                            5,270           183,659


--------------------------------------------------------------------------------

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Lam Research Corp.*+                                    3,615    $      182,991
SRA International, Inc. -- Class A*+                    6,780           181,297
Advent Software, Inc.*+                                 5,100           179,979
Alcatel SA -- SP ADR+                                  12,606           179,257
Rogers Corp.*                                           3,010           178,041
Coherent, Inc.*                                         5,594           176,603
Microsemi Corp.*                                        8,986           176,575
Bankrate, Inc.*                                         4,630           175,708
Quality Systems, Inc.                                   4,710           175,542
Insight Enterprises, Inc.*                              9,190           173,415
Technitrol, Inc.                                        7,190           171,769
Scansource, Inc.*+                                      5,614           170,666
PMC - Sierra, Inc.*+                                   25,380           170,300
Black Box Corp.                                         3,970           166,700
Rambus, Inc.*                                           8,800           166,584
Open Solutions, Inc.*                                   4,410           165,992
Advanced Micro Devices, Inc.*+                          8,096           164,754
Standard Microsystems Corp.*                            5,810           162,564
Analog Devices, Inc.+                                   4,868           160,011
Supertex, Inc.*+                                        4,072           159,826
Kulicke & Soffa Industries,
  Inc.*                                                18,991           159,524
DST Systems, Inc.*+                                     2,526           158,203
Axcelis Technologies, Inc.*+                           27,062           157,771
Veeco Instruments, Inc.*+                               8,400           157,332
Exar Corp.*                                            12,043           156,559
Park Electrochemical Corp.                              6,094           156,311
JDS Uniphase Corp. -- SP ADR*+                          9,363           155,988
Electro Scientific Industries,
  Inc.*+                                                7,729           155,662
CA, Inc.+                                               6,829           154,677
Gartner, Inc. -- Class A*                               7,763           153,630
Pericom Semiconductor Corp.*                           13,240           151,863
Mettler Toledo International,
  Inc.*                                                 1,890           149,026
Fair Isaac Corp.                                        3,626           147,397
Symbol Technologies, Inc.                               9,853           147,204
Radisys Corp.*                                          8,728           145,496
Unisys Corp.*                                          18,421           144,421
Gerber Scientific, Inc.*                               11,435           143,624
Ingram Micro, Inc. -- Class A*                          6,995           142,768
Wind River Systems, Inc.*+                             13,823           141,686
PC-Tel, Inc.*                                          14,989           140,147
Autodesk, Inc.*                                         3,429           138,737
Compuware Corp.*                                       16,355           136,237
Micrel, Inc.*                                          12,440           134,103
Fiserv, Inc.*+                                          2,551           133,723
Solectron Corp.*                                       39,337           126,665
Verigy Ltd. -- SP ADR*                                  7,040           124,960

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
j2 Global Communications, Inc.*+                        4,580    $      124,805
Bel Fuse, Inc. -- Class B                               3,473           120,826
CommScope, Inc.*+                                       3,898           118,811
Palm, Inc.*+                                            8,400           118,356
Lexmark International, Inc.*                            1,593           116,608
Diodes, Inc.*+                                          3,244           115,097
SYKES Enterprises, Inc.*+                               6,370           112,367
BMC Software, Inc.*                                     3,387           109,061
Arrow Electronics, Inc.*+                               3,438           108,469
Jack Henry & Associates, Inc.                           4,795           102,613
Blue Coat Systems, Inc.*                                4,260           102,027
Altera Corp.*                                           5,179           101,923
Avaya, Inc.*                                            7,196           100,600
Daktronics, Inc.                                        2,710            99,863
Sanmina-SCI Corp.*                                     28,239            97,425
3Com Corp.*                                            22,338            91,809
Spansion, Inc.*                                         5,740            85,296
CDW Corp.+                                              1,169            82,204
RF Micro Devices, Inc.*+                               11,953            81,161
VeriFone Holdings, Inc.*+                               2,280            80,712
Total System Services, Inc.+                            2,981            78,669
Harris Corp.                                            1,695            77,733
Utstarcom, Inc.*+                                       8,762            76,668
Tellabs, Inc.*                                          7,350            75,411
Sabre Holdings Corp.                                    2,311            73,698
Semtech Corp.*                                          5,602            73,218
Avocent Corp.*+                                         2,150            72,778
United Online, Inc.                                     5,445            72,310
McData Corp. -- Class A*+                              12,559            69,702
Agere Systems, Inc.*                                    3,592            68,859
Ditech Networks, Inc.*                                  9,935            68,750
Epicor Software Corp.*                                  4,874            65,848
Take-Two Interactive Software,
  Inc.*                                                 3,620            64,291
Harmonic, Inc.*+                                        8,792            63,918
Methode Electronics, Inc. --
  Class A                                               5,840            63,247
Synopsys, Inc.*                                         2,361            63,110
CheckFree Corp.*+                                       1,569            63,011
Lattice Semiconductor Corp.*                            9,676            62,700
Hutchinson Technology, Inc.*                            2,640            62,225
Novellus Systems, Inc.*+                                1,767            60,820
Avnet, Inc.*+                                           2,378            60,710
Convergys Corp.*                                        2,545            60,520
Plexus Corp.*                                           2,510            59,939
Transaction Systems Architects,
  Inc. -- Class A*                                      1,830            59,603
Diebold, Inc.+                                          1,261            58,763
Powerwave Technologies, Inc.*+                          9,013            58,134


--------------------------------------------------------------------------------

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
KEMET Corp.*                                            7,828    $       57,144
LSI Logic Corp.*+                                       6,313            56,817
Adaptec, Inc.*+                                        12,136            56,554
Keane, Inc.*+                                           4,690            55,858
Brightpoint, Inc.*                                      4,111            55,293
Red Hat, Inc.*                                          2,395            55,085
Brooks Automation, Inc.*+                               3,825            55,080
Triquint Semiconductor, Inc.*                          12,129            54,581
Ceridian Corp.*+                                        1,950            54,561
F5 Networks, Inc.*+                                       692            51,353
NAVTEQ Corp.*                                           1,443            50,462
Ciber, Inc.*                                            7,357            49,880
Newport Corp.*                                          2,380            49,861
X-Rite, Inc.                                            4,024            49,495
Comverse Technology, Inc.*                              2,226            46,991
Secure Computing Corp.*+                                7,019            46,045
QLogic Corp.*                                           2,094            45,900
Digi International, Inc.*                               3,287            45,328
MapInfo Corp.*                                          3,264            42,595
Plantronics, Inc.                                       1,950            41,340
Global Payments, Inc.                                     873            40,420
Radiant Systems, Inc.*                                  3,844            40,131
Kopin Corp.*                                           10,691            38,167
Carreker Corp.*                                         4,811            36,756
Network Equipment Technologies,
  Inc.*                                                 5,962            34,699
Teradyne, Inc.*+                                        2,079            31,102
Polycom, Inc.*+                                           981            30,323
Napster, Inc.*                                          7,684            27,893
Planar Systems, Inc.*                                   2,809            27,163
Phoenix Technologies, Ltd.*                             5,741            25,835
Factset Research Systems, Inc.                            448            25,303
MIVA, Inc.*                                             7,396            25,072
Trimble Navigation Ltd.*                                  474            24,046
Atmel Corp.*                                            3,935            23,807
Macrovision Corp.*                                        840            23,738
Varian Semiconductor Equipment
  Associates, Inc.*                                       516            23,488
Silicon Laboratories, Inc.*+                              448            15,523
Flir Systems, Inc.*+                                      405            12,891
Ciena Corp.*+                                             330             9,144
Acxiom Corp.                                              252             6,464
BISYS Group, Inc.*                                        476             6,145
Sybase, Inc.*                                             201             4,965
DSP Group, Inc.*                                          222             4,817
Vishay Intertechnology, Inc.*                             345             4,671
                                                                 --------------
TOTAL COMMON STOCKS
(Cost $37,054,871)                                                   42,458,200
                                                                 --------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.3%
Lehman Brothers, Inc. at
4.60% due 01/02/07                               $    118,339    $      118,339
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $118,339)                                                         118,339
                                                                 --------------
SECURITIES LENDING COLLATERAL 19.2%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bancorp                               8,170,658         8,170,658
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,170,658)                                                     8,170,658
                                                                 ==============
TOTAL INVESTMENTS 119.0%
(Cost $45,343,868)                                               $   50,747,197
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
ASSETS - (19.0)%                                                 $   (8,086,226)
                                                                 --------------
NET ASSETS - 100.0%                                              $   42,660,971

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006.


--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.2%

Cisco Systems, Inc.*                                   85,269    $    2,330,402
Vodafone Group, Inc. -- SP ADR+                        79,525         2,209,204
AT&T, Inc.+                                            57,223         2,045,722
Verizon Communications, Inc.+                          46,292         1,723,914
BellSouth Corp.                                        34,145         1,608,571
Nokia OYJ -- SP ADR+                                   75,554         1,535,257
Alcatel-Lucent SA -- SP ADR+                          101,510         1,443,472
Qualcomm, Inc.                                         35,324         1,334,894
Sprint Nextel Corp.                                    67,782         1,280,402
Motorola, Inc.+                                        51,868         1,066,406
Alltel Corp.                                           13,851           837,708
Corning, Inc.*                                         41,881           783,594
American Tower Corp. -- Class A*+                      17,874           666,343
Qwest Communications
  International, Inc.*+                                77,451           648,265
Juniper Networks, Inc.*+                               29,975           567,726
NII Holdings, Inc. -- Class B*+                         8,257           532,081
Embarq Corp.                                            9,195           483,289
Avaya, Inc.* +                                         33,115           462,948
Windstream Corp.+                                      31,394           446,423
Level 3 Communications, Inc.*+                         77,290           432,824
Harris Corp.                                            9,096           417,143
Crown Castle International
  Corp.*+                                              12,529           404,687
CenturyTel, Inc.+                                       8,975           391,848
Citizens Communications Co.+                           25,060           360,112
Leap Wireless International,
  Inc. -- Class B*                                      5,890           350,278
U.S. Cellular Corp.*+                                   4,989           347,185
Tellabs, Inc.*                                         33,488           343,587
Comverse Technology, Inc.*+                            16,084           339,533
F5 Networks, Inc.*+                                     4,550           337,655
Telephone & Data Systems, Inc.+                         5,790           314,571
Polycom, Inc.*+                                         9,935           307,091
JDS Uniphase Corp.*+                                   18,186           302,979
SBA Communications Corp.*+                             10,820           297,550
NeuStar, Inc.*+                                         8,500           275,740
Ciena Corp.*+                                           9,220           255,486
Andrew Corp.* +                                        21,768           222,687
Avocent Corp.* +                                        6,336           214,474
CommScope, Inc.*+                                       7,020           213,970
ADC Telecommunications, Inc.*                          14,640           212,719
ADTRAN, Inc.+                                           9,151           207,728
3Com Corp.*                                            49,531           203,572

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Plantronics, Inc.+                                      8,620    $      182,744
Netgear, Inc.*+                                         6,670           175,087
Cincinnati Bell, Inc.*                                 37,500           171,375
Utstarcom, Inc.*+                                      19,341           169,234
ViaSat, Inc.*                                           5,596           166,817
General Communication, Inc. --
  Class A*                                             10,553           165,999
Comtech Telecommunications
  Corp.*+                                               4,330           164,843
Commonwealth Telephone
  Enterprises, Inc.                                     3,745           156,766
Dycom Industries, Inc.*+                                7,200           152,064
Black Box Corp.                                         3,529           148,183
C-COR, Inc.*                                           12,400           138,136
Powerwave Technologies, Inc.*+                         20,147           129,948
Inter-Tel, Inc.                                         5,819           128,949
Harmonic, Inc.*                                        16,687           121,314
Blue Coat Systems, Inc.*+                               4,710           112,804
Symmetricom, Inc.*                                     12,535           111,812
Digi International, Inc.*                               7,104            97,964
Bel Fuse, Inc. -- Class B +                             2,793            97,168
Network Equipment Technologies,
  Inc.*                                                12,935            75,282
Ditech Networks, Inc.*                                 10,773            74,549
PC-Tel, Inc.*                                           7,610            71,154
Tollgrade Communications, Inc.*                         6,479            68,483
Idearc, Inc. -- SP ADR*                                 2,314            66,296
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $25,437,610)                                                 31,707,011
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.5%
Lehman Brothers, Inc. at
  4.60% due 01/02/07                             $    165,686           165,686
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $165,686)                                                       165,686
                                                                 --------------
SECURITIES LENDING COLLATERAL 26.5%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bancorp                               8,456,811         8,456,811
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,456,811)                                                     8,456,811
                                                                 ==============


--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
-------------------------------------------------------------------------------
TOTAL INVESTMENTS 126.2%
  (Cost $34,060,107)                                             $   40,329,508
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (26.2)%                                               $   (8,372,014)
                                                                 --------------
NET ASSETS - 100.0%                                              $   31,957,494

 *    Non-Income Producing Security.

      All or a portion of this security is on loan at December
 +    31, 2006


--------------------------------------------------------------------------------

TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

United Parcel Service, Inc. --
  Class B+                                             22,195    $    1,664,181
FedEx Corp.+                                           12,291         1,335,048
Burlington Northern Santa Fe
  Corp.+                                               16,251         1,199,486
Union Pacific Corp.                                    12,807         1,178,500
Norfolk Southern Corp.                                 22,432         1,128,105
CSX Corp.                                              26,900           926,167
Southwest Airlines Co.+                                50,264           770,044
AMR Corp.* +                                           22,208           671,348
Expeditors International
  Washington, Inc.+                                    16,004           648,162
UAL Corp.*+                                            14,496           637,824
CH Robinson Worldwide, Inc.+                           14,264           583,255
US Airways Group, Inc.*                                10,312           555,301
Continental Airlines, Inc. --
  Class B*+                                            13,008           536,580
JetBlue Airways Corp.*+                                31,893           452,881
Ryder System, Inc.+                                     8,012           409,093
J.B. Hunt Transport Services,
  Inc.+                                                19,496           404,932
Laidlaw International, Inc.                            12,681           385,883
Kansas City Southern*+                                 12,177           352,889
YRC Worldwide, Inc.*+                                   9,116           343,947
Swift Transportation Co., Inc.*+                       13,001           341,536
Con-way, Inc.                                           7,570           333,383
Kirby Corp.*                                            9,521           324,952
Landstar System, Inc.+                                  8,500           324,530
Alexander & Baldwin, Inc. +                             7,213           319,824
SkyWest, Inc.+                                         11,812           301,324
Alaska Air Group, Inc.* +                               7,496           296,092
Knight Transportation, Inc.+                           16,474           280,882
Heartland Express, Inc.                                18,332           275,347
HUB Group, Inc. -- Class A*+                            9,821           270,569
AirTran Holdings, Inc.*+                               22,148           260,017
Werner Enterprises, Inc.                               14,872           259,963
EGL, Inc.*+                                             7,735           230,348
Forward Air Corp.+                                      7,106           205,577
Arkansas Best Corp. +                                   5,592           201,312
Old Dominion Freight Line, Inc.*                        8,150           196,170
Mesa Air Group, Inc.*                                  15,824           135,612
Frontier Airlines Holdings,
  Inc.*+                                               15,417           114,086
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $12,736,962)                                                 18,855,150
                                                                 --------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
4.5%
Lehman Brothers, Inc. at
 4.60% due 01/02/07                              $    851,735    $      851,735
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $851,735)                                                      851,735
                                                                 --------------
SECURITIES LENDING COLLATERAL 35.2%
Investment in Securities Lending Short
Term
   Investment Portfolio Held by
   U.S. Bancorp                                     6,658,493         6,658,493
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $6,658,493)                                                  6,658,493
                                                                 ==============
TOTAL INVESTMENTS 139.3%
   (Cost $20,247,190)                                            $   26,365,378
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (39.3)%                                               $   (7,436,316)
                                                                 --------------
NET ASSETS - 100.0%                                              $   18,929,062

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006.


--------------------------------------------------------------------------------

UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Duke Energy Corp.+                                     67,435    $    2,239,516
Exelon Corp.+                                          34,747         2,150,492
Dominion Resources, Inc.                               22,514         1,887,574
Southern Co.+                                          48,555         1,789,737
FPL Group, Inc.+                                       31,416         1,709,659
Entergy Corp.                                          17,052         1,574,241
TXU Corp.                                              28,411         1,540,160
FirstEnergy Corp.+                                     25,383         1,530,595
American Electric Power Co.,
  Inc.                                                 34,456         1,467,136
PG&E Corp.+                                            30,238         1,431,164
Public Service Enterprise
  Group, Inc.                                          21,239         1,409,845
Sempra Energy                                          23,834         1,335,657
Edison International+                                  29,247         1,330,154
AES Corp.*+                                            59,623         1,314,091
PPL Corp.                                              35,627         1,276,872
Constellation Energy Group, Inc.                       18,275         1,258,599
Progress Energy, Inc.+                                 24,758         1,215,123
Consolidated Edison, Inc.+                             24,614         1,183,195
Ameren Corp.                                           20,614         1,107,590
Mirant Corp.*                                          34,638         1,093,522
Xcel Energy, Inc.+                                     46,353         1,068,900
DTE Energy Co.+                                        21,631         1,047,157
NRG Energy, Inc.*+                                     18,047         1,010,812
Allegheny Energy, Inc.*                                21,166           971,731
NiSource, Inc.+                                        37,112           894,399
Questar Corp.+                                         10,731           891,209
KeySpan Corp.                                          21,568           888,170
Wisconsin Energy Corp.                                 17,189           815,790
Equitable Resources, Inc.+                             19,446           811,870
CenterPoint Energy, Inc.+                              48,810           809,270
Oneok, Inc.                                            18,414           794,012
Pinnacle West Capital Corp.+                           15,596           790,561
Pepco Holdings, Inc.                                   29,426           765,370
MDU Resources Group, Inc.+                             29,665           760,611
Northeast Utilities                                    26,855           756,237
Reliant Energy, Inc.*+                                 52,334           743,666
SCANA Corp.                                            17,743           720,721
Alliant Energy Corp.                                   19,007           717,894
Sierra Pacific Resources*                              41,056           690,972
CMS Energy Corp.*                                      40,943           683,748
OGE Energy Corp.+                                      16,637           665,480
TECO Energy, Inc.                                      38,243           658,927
Energy East Corp.+                                     26,127           647,950
Dynegy, Inc. -- Class A*                               89,272           646,329
Energen Corp.                                          13,730           644,486
NSTAR                                                  18,721           643,254

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
National Fuel Gas Co.+                                 15,761    $      607,429
Southern Union Co.+                                    21,536           601,931
Puget Energy, Inc.+                                    23,683           600,601
DPL, Inc.+                                             21,432           595,381
AGL Resources, Inc.                                    15,266           594,000
UGI Corp.                                              21,731           592,822
Aqua America, Inc.+                                    25,692           585,264
Atmos Energy Corp.                                     17,710           565,126
Great Plains Energy, Inc.+                             16,740           532,332
WPS Resources Corp.                                     9,729           525,658
Westar Energy, Inc.+                                   20,178           523,821
PNM Resources, Inc.                                    16,656           518,002
Nicor, Inc.+                                           10,691           500,339
Vectren Corp.+                                         17,600           497,728
Hawaiian Electric Industries,
  Inc.                                                 18,173           493,397
Piedmont Natural Gas Co.+                              18,070           483,372
Aquila, Inc.*                                          97,234           457,000
Peoples Energy Corp.+                                  10,090           449,711
Southwest Gas Corp.+                                   11,572           444,018
Duquesne Light Holdings, Inc.                          22,195           440,571
IDACORP, Inc.+                                         11,087           428,512
WGL Holdings, Inc.+                                    12,984           423,019
Allete, Inc.                                            8,734           406,480
Cleco Corp.                                            15,622           394,143
Unisource Energy Corp.+                                10,724           391,748
Black Hills Corp.                                      10,428           385,210
Avista Corp.                                           15,047           380,840
New Jersey Resources Corp.                              7,826           380,187
El Paso Electric Co.*                                  15,371           374,591
Northwest Natural Gas Co.                               8,665           367,743
UIL Holding Corp.                                       8,475           357,560
South Jersey Industries, Inc.                          10,370           346,462
CH Energy Group, Inc.                                   5,779           305,131
Laclede Group, Inc.                                     8,505           297,930
                                                                 --------------
TOTAL COMMON STOCKS
(Cost $55,184,231)                                                   66,232,507
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.5%
Lehman Brothers, Inc. at
 4.60% due 01/02/07                              $    319,930           319,930
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $319,930)                                                         319,930
                                                                 --------------


--------------------------------------------------------------------------------

UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 28.2%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bancorp                              18,778,500    $   18,778,500
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $18,778,500)                                                   18,778,500
                                                                 ==============
TOTAL INVESTMENTS 128.2%
(Cost $74,282,661)                                               $   85,330,937
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (28.2)%                                               $  (18,767,223)
                                                                 --------------
NET ASSETS - 100.0%                                              $   66,563,714

*     Non-Income Producing Security

+     All or a portion of this security is on loan at December 31, 2006


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 49.3%

FINANCIALS 11.2%
   REAL ESTATE 3.3%
   Equity Office Properties Trust                        17,400    $    838,158
   Newkirk Realty Trust Co., Inc.                        30,910         557,616
   Columbia Equity Trust, Inc. -- SP
       ADR                                               28,750         549,412
   MortgageIT Holdings, Inc.                             37,140         547,815
   CentraCore Properties Trust                           16,900         546,377
   Trustreet Properties, Inc.                            32,410         546,109
   Longview Fibre Co.                                    24,860         545,677
   Reckson Associates Realty Corp.                       11,910         543,096
   Realogy Corp.*                                        17,820         540,302
   Government Properties Trust, Inc.
       -- SP ADR                                         50,900         539,540
   Brookfield Asset Management, Inc.
       -- Class A                                         4,950         238,491
   KIMCO Realty Corp.                                     5,100         229,245
   Liberty Property Trust                                 3,910         192,137
   Brookfield Properties Corp.                            4,520         177,772
   Forest City Enterprises, Inc.
       -- Class A                                         2,420         141,328
   Apartment Investment & Management
       Co. -- Class A                                     2,260         126,605
   The St. Joe Co.                                        2,000         107,140
   Jones Lang LaSalle, Inc.                                 960          88,483
   ProLogis                                               1,040          63,201
   Equity Residential                                     1,180          59,885
   General Growth Properties, Inc.                        1,140          59,542
   Host Hotels & Resorts, Inc.                            2,370          58,184
   Archstone-Smith Trust                                    990          57,628
   CB Richard Ellis Group, Inc. --
       Class A*                                           1,720          57,104
   Public Storage, Inc.                                     580          56,550
   AvalonBay Communities, Inc.                              390          50,720
   Developers Diversified Realty Corp.                      700          44,065
   Macerich Co.                                             500          43,285
                                                                   ------------

TOTAL REAL ESTATE                                                     7,605,467
                                                                   ------------
   INSURANCE 2.7%
   MetLife, Inc.                                         16,050         947,110
   Hartford Financial Services Group,
       Inc                                                8,100         755,811

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Chubb Corp.                                           12,650    $    669,311
   Direct General Corp.                                  26,410         545,102
   Universal American Financial Corp.*                   29,170         543,729
   UnumProvident Corp.                                   23,430         486,875
   Cincinnati Financial Corp.                             8,520         386,041
   SAFECO Corp.                                           5,880         367,794
   Genworth Financial, Inc. -- Class A                   10,050         343,811
   Old Republic International Corp.                      13,950         324,756
   Fidelity National Financial, Inc.
       -- Class A                                        12,000         286,560
   Ohio Casualty Corp.                                    6,460         192,573
   First American Corp.                                   4,250         172,890
   American Financial Group, Inc.                         2,970         106,653
                                                                   ------------

TOTAL INSURANCE                                                       6,129,016
                                                                   ------------
   BANKS 1.9%
   TD Banknorth, Inc.                                    16,950         547,146
   State National Bancshares, Inc.                       14,200         546,558
   Interchange Financial Services
       Corp                                              23,760         546,243
   Mid-State Bancshares                                  14,890         541,847
   Mercantile Bankshares Corp.                           11,580         541,828
   Republic Bancorp, Inc.                                39,530         532,074
   Sky Financial Group, Inc.                             18,270         521,426
   National City Corp.                                   13,182         481,934
   SVB Financial Group*                                   2,460         114,685
   FirstMerit Corp.                                       2,180          52,625
                                                                   ------------

TOTAL BANKS                                                           4,426,366
                                                                   ------------
   DIVERSIFIED FINANCIALS 1.1%
   J.P. Morgan Chase & Co.                               23,490       1,134,567
   CIT Group, Inc.                                       13,770         767,953
   Cbot Holdings, Inc.*                                   3,460         524,086
   Leucadia National Corp.                                7,760         218,832
                                                                   ------------

TOTAL DIVERSIFIED FINANCIALS                                          2,645,438
                                                                   ------------
   THRIFTS & MORTGAGE FINANCE 1.0%
   Washington Mutual, Inc.                               20,130         915,714
   Pennfed Financial Services,
      Inc. -- SP ADR                                     28,260         545,983
   Sovereign Bancorp, Inc.                               12,050         305,950
   Radian Group, Inc.                                     5,480         295,427


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   IndyMac Bancorp, Inc.                                  3,620    $    163,479
   First Niagara Financial Group, Inc.                    7,590         112,787
                                                                   ------------

TOTAL THRIFTS & MORTGAGE FINANCE                                      2,339,340
                                                                   ------------
   CAPITAL MARKETS 0.8%
   Lehman Brothers Holdings, Inc.                         7,340         573,401
   Bank of New York Co., Inc.                            13,720         540,156
   Goldman Sachs Group, Inc.                              2,410         480,434
   A.G. Edwards, Inc.                                     1,860         117,719
   Raymond James Financial, Inc.                          3,320         100,629
                                                                   ------------

TOTAL CAPITAL MARKETS                                                 1,812,339
                                                                   ------------
   CONSUMER FINANCE 0.4%
   Capital One Financial Corp.                            5,730         440,179
   AmeriCredit Corp.*                                    15,300         385,101
                                                                   ------------

TOTAL CONSUMER FINANCE                                                  825,280
                                                                   ------------

TOTAL FINANCIALS                                                     25,783,246
                                                                   ------------
CONSUMER DISCRETIONARY 6.9%
   MEDIA 1.6%
   Cablevision Sys Corp. -- Cl A                         19,190         546,531
   Univision Communications, Inc.
      -- Class A*                                        15,430         546,531
   Advo, Inc.                                            16,730         545,398
   Clear Channel Communications, Inc.                    15,320         544,473
   Walt Disney Co.                                       12,430         425,976
   Gannett Co., Inc.                                      6,880         415,965
   Reader's Digest Association, Inc.                     19,620         327,654
   Comcast Corp. -- Class A*                              5,850         247,630
   Media General, Inc.                                    2,800         104,076
   Westwood One, Inc.                                     8,570          60,504
                                                                   ------------

TOTAL MEDIA                                                           3,764,738
                                                                   ------------
   HOTELS, RESTAURANTS & LEISURE 1.4%
   Aztar Corp.*                                          10,070         548,009
   Four Seasons Hotels, Inc.                              6,650         545,234
   Station Casinos, Inc.                                  6,660         543,922
   OSI Restaurant Partners, Inc.                         13,870         543,704

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Harrah's Entertainment, Inc.                           4,100    $    339,152
   Riviera Holdings Corp.*                                4,925         118,988
   McDonald's Corp.                                       2,200          97,526
   Carnival Corp.                                         1,710          83,876
   Las Vegas Sands Corp.*                                   780          69,794
   MGM Mirage, Inc.*                                        900          51,615
   Yum! Brands, Inc.                                        830          48,804
   Hilton Hotels Corp.                                    1,380          48,162
   Starwood Hotels & Resorts
       Worldwide, Inc.                                      740          46,250
   Royal Caribbean Cruises Ltd.                             940          38,897
   Wynn Resorts Ltd.                                        400          37,540
   Wyndham Worldwide Corp.*                               1,030          32,981
   Tim Hortons, Inc.                                      1,050          30,408
                                                                   ------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   3,224,862
                                                                   ------------
   SPECIALTY RETAIL 0.8%
   Eddie Bauer Holdings, Inc. -- SP
       ADR*                                              60,300         546,318
   The Gap, Inc.                                         21,720         423,540
   AutoNation, Inc.*                                     11,070         236,012
   Regis Corp.                                            5,450         215,493
   GameStop Corp. -- Class A*                             2,990         164,779
   AnnTaylor Stores Corp.*                                2,510          82,428
   American Eagle Outfitters, Inc.                        2,260          70,535
   Rent-A-Center, Inc.*                                   1,320          38,953
                                                                   ------------

TOTAL SPECIALTY RETAIL                                                1,778,058
                                                                   ------------
   HOUSEHOLD DURABLES 0.7%
   Yankee Candle Co., Inc.                               15,910         545,395
   Lennar Corp. -- Class A                                7,310         383,483
   Whirlpool Corp.                                        3,520         292,230
   American Greetings Corp. -- Class A                    5,660         135,104
   Toll Brothers, Inc.*                                   3,680         118,606
   Furniture Brands
      International, Inc                                  6,430         104,359
   Pulte Homes, Inc.                                      1,700          56,304
   KB HOME                                                  750          38,460
   Ryland Group, Inc.                                       540          29,495
                                                                   ------------

TOTAL HOUSEHOLD DURABLES                                              1,703,436
                                                                   ------------
   AUTO COMPONENTS 0.6%
   Johnson Controls, Inc.                                 7,850         674,472
   Bandag, Inc.                                           9,490         478,581
   Modine Manufacturing Co.                               4,130         103,374


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Goodyear Tire & Rubber Co.*                            4,810    $    100,962
                                                                   ------------

TOTAL AUTO COMPONENTS                                                 1,357,389
                                                                   ------------
   MULTILINE RETAIL 0.5%
   Federated Department Stores, Inc.                     20,130         767,557
   J.C. Penney Co., Inc.                                  4,150         321,044
   Kohl's Corp.*                                          1,810         123,858
   Dillard's, Inc. -- Class A                             1,320          46,161
   Big Lots, Inc.*                                        1,810          41,485
                                                                   ------------

TOTAL MULTILINE RETAIL                                                1,300,105
                                                                   ------------
   LEISURE EQUIPMENT & PRODUCTS 0.4%
   Brunswick Corp.                                        8,860         282,634
   Eastman Kodak Co.                                      5,330         137,514
   Hasbro, Inc.                                           4,050         110,363
   Callaway Golf Co.                                      7,230         104,184
   Polaris Industries, Inc.                               1,570          73,523
   Pool Corp.                                             1,860          72,856
   Marvel Entertainment, Inc.*                            2,660          71,581
   RC2 Corp.*                                             1,190          52,360
                                                                   ------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      905,015
                                                                   ------------
   TEXTILES & APPAREL 0.4%
   Hanesbrands, Inc.*                                     7,400         174,788
   Nike, Inc. -- Class B                                  1,360         134,681
   VF Corp.                                                 980          80,439
   Polo Ralph Lauren Corp.                                  980          76,107
   Liz Claiborne, Inc.                                    1,300          56,498
   Jones Apparel Group, Inc.                              1,510          50,479
   Phillips-Van Heusen Corp.                                860          43,146
   Gildan Activewear, Inc.*                                 860          40,102
   Under Armour, Inc.*                                      760          38,342
   Timberland Co. -- Class A*                             1,190          37,580
   Columbia Sportswear Co.                                  670          37,319
   Quiksilver, Inc.*                                      2,320          36,540
   Wolverine World Wide, Inc.                             1,170          33,368
   Fossil, Inc.*                                          1,470          33,193
   Carter's, Inc.*                                        1,070          27,285
                                                                   ------------

TOTAL TEXTILES & APPAREL                                                899,867
                                                                   ------------
   INTERNET & CATALOG RETAIL 0.3%
   IAC/InterActiveCorp*                                   5,040         187,286
   Expedia, Inc.*                                         7,210         151,266
   Nutri/System, Inc.*                                    1,190          75,434

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Priceline.com, Inc.*                                   1,530    $     66,723
   VistaPrint Ltd.*                                       1,720          56,949
   Netflix, Inc.*                                         2,060          53,272
   Coldwater Creek, Inc.*                                 1,390          34,083
                                                                   ------------

TOTAL INTERNET & CATALOG RETAIL                                         625,013
                                                                   ------------
   AUTOMOBILES 0.1%
   Ford Motor Co.                                        24,530         184,220
                                                                   ------------

TOTAL AUTOMOBILES                                                       184,220
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES 0.1%
   Career Education Corp.*                                4,930         122,165
                                                                   ------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    122,165
                                                                   ------------

TOTAL CONSUMER DISCRETIONARY                                         15,864,868
                                                                   ------------
INDUSTRIALS 6.4%
   COMMERCIAL SERVICES & SUPPLIES 1.5%
   Banta Corp.                                           18,480         672,672
   ARAMARK Corp. -- Class B                              16,320         545,904
   Sitel Corp.*                                         128,880         543,874
   Cornell Cos., Inc.*                                   29,420         539,269
   John H. Harland Co.                                   10,370         520,574
   Adesa, Inc.                                           18,630         516,982
   Manpower, Inc.                                         1,310          98,158
   Allied Waste Industries, Inc.*                         6,860          84,309
                                                                   ------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  3,521,742
                                                                   ------------
   AEROSPACE & DEFENSE 1.0%
   Northrop Grumman Corp.                                 9,620         651,274
   Boeing Co.                                             6,740         598,781
   Essex Corp.*                                          22,810         545,387
   Raytheon Co.                                           6,580         347,424
   Lockheed Martin Corp.                                  2,710         249,510
                                                                   ------------

TOTAL AEROSPACE & DEFENSE                                             2,392,376
                                                                   ------------
   ROAD & RAIL 0.9%
   Norfolk Southern Corp.                                11,640         585,375
   RailAmerica, Inc.*                                    33,950         545,916
   Swift Transportation Co., Inc.*                       19,710         517,782
   YRC Worldwide, Inc.*                                   4,270         161,107
   CSX Corp.                                              4,590         158,034


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Avis Budget Group, Inc.                                2,740    $     59,431
                                                                   ------------

TOTAL ROAD & RAIL                                                     2,027,645
                                                                   ------------
   ELECTRICAL EQUIPMENT 0.6%
   American Power Conversion Corp.                       20,420         624,648
   ABB Ltd. -- SP ADR                                    10,960         197,061
   Emerson Electric Co.                                   3,280         144,550
   Rockwell Automation, Inc.                              1,230          75,128
   Cooper Industries Ltd. -- Class A                        810          73,248
   Roper Industries, Inc.                                 1,070          53,757
   AMETEK, Inc.                                           1,460          46,486
   Acuity Brands, Inc.                                      800          41,632
   Hubbell, Inc. -- Class B                                 900          40,689
   Thomas & Betts Corp.*                                    860          40,661
   General Cable Corp.*                                     860          37,591
   Regal-Beloit Corp.                                       650          34,131
   Energy Conversion Devices, Inc.*                         720          24,466
   A.O. Smith Corp.                                         620          23,287
                                                                   ------------

TOTAL ELECTRICAL EQUIPMENT                                            1,457,335
                                                                   ------------
   AIRLINES 0.6%
   Southwest Airlines Co.                                17,550         268,866
   Alaska Air Group, Inc.*                                5,410         213,695
   Ryanair Holdings PLC*                                  1,700         138,550
   British Airways  PLC -- SP ADR*                        1,240         128,055
   AMR Corp.*                                             3,400         102,782
   UAL Corp.*                                             2,120          93,280
   US Airways Group, Inc.*                                1,520          81,852
   Continental Airlines, Inc. --
       Class B*                                           1,980          81,675
   JetBlue Airways Corp.*                                 4,340          61,628
   Gol Linhas Aereas Inteligentes SA
       -- SP ADR                                          1,650          47,305
   SkyWest, Inc.                                          1,700          43,367
   AirTran Holdings, Inc.*                                  700           8,218
                                                                   ------------

TOTAL AIRLINES                                                        1,269,273
                                                                   ------------
   MACHINERY 0.6%
   Timken Co.                                            11,920         347,826
   Cummins, Inc.                                          2,780         328,540
   Lincoln Electric Holdings, Inc.                        3,000         181,260

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Paccar, Inc.                                           2,480    $    160,952
   Crane Co.                                              3,130         114,683
   AGCO Corp.*                                            2,140          66,212
   Trinity Industries, Inc.                               1,860          65,472
                                                                   ------------

TOTAL MACHINERY                                                       1,264,945
                                                                   ------------
   BUILDING PRODUCTS 0.5%
   Jacuzzi Brands, Inc.*                                 44,180         549,158
   ElkCorp                                               13,300         546,497
   Masco Corp.                                            4,830         144,272
                                                                   ------------

TOTAL BUILDING PRODUCTS                                               1,239,927
                                                                   ------------
   INDUSTRIAL CONGLOMERATES 0.5%
   Tyco International Ltd.                               34,340       1,043,936
   Sequa Corp. -- Class A*                                1,200         138,072
                                                                   ------------

TOTAL INDUSTRIAL CONGLOMERATES                                        1,182,008
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS 0.1%
   United Rentals, Inc.*                                  7,690         195,557
                                                                   ------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  195,557
                                                                   ------------
   CONSTRUCTION & ENGINEERING 0.1%
   Granite Construction, Inc.                             2,220         111,710
                                                                   ------------

TOTAL CONSTRUCTION & ENGINEERING                                        111,710
                                                                   ------------

TOTAL INDUSTRIALS                                                    14,662,518
                                                                   ------------
INFORMATION TECHNOLOGY 6.1%
   IT CONSULTING & SERVICES 1.7%
   Indus International, Inc. -- SP ADR*                 144,990         549,512
   Kanbay International, Inc.*                           18,970         545,767
   Sabre Holdings Corp.                                  17,030         543,087
   TNS, Inc.*                                            26,680         513,590
   First Data Corp.                                      18,250         465,740
   Computer Sciences Corp.*                               7,890         421,089
   Affiliated Computer Services,
       Inc. -- Class A*                                   6,990         341,391
   BISYS Group, Inc.*                                    13,520         174,543
   Alliance Data Systems Corp.*                           2,110         131,812


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Ceridian Corp.*                                        4,550    $    127,309
                                                                   ------------

TOTAL IT CONSULTING & SERVICES                                        3,813,840
                                                                   ------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.0%
   Portalplayer, Inc.*                                   40,590         545,935
   PowerDsine Ltd. -- SP ADR*                            49,250         540,273
   Agere Systems, Inc.*                                  27,220         521,807
   Micron Technology, Inc.*                              16,460         229,782
   Cree, Inc.*                                            7,570         131,112
   Intersil Corp. -- Class A                              5,030         120,318
   Atmel Corp.*                                          14,530          87,907
                                                                   ------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         2,177,134
                                                                   ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
   Symbol Technologies, Inc.                             36,510         545,459
   Pemstar, Inc.*                                       140,140         539,539
   Arrow Electronics, Inc.*                               8,680         273,854
   Vishay Intertechnology, Inc.*                         16,320         220,973
   Amphenol Corp. -- Class A                              2,250         139,680
   Sanmina-SCI Corp.*                                    26,270          90,632
   Newport Corp.*                                         2,680          56,146
                                                                   ------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              1,866,283
                                                                   ------------
   INTERNET SOFTWARE & SERVICES 0.8%
   VitalStream Holdings, Inc. -- SP
       ADR*                                              55,400         556,216
   Digital Insight Corp.*                                14,170         545,403
   Netratings, Inc.*                                     30,730         538,082
   Yahoo!, Inc.*                                          6,720         171,629
                                                                   ------------

TOTAL INTERNET SOFTWARE & SERVICES                                    1,811,330
                                                                   ------------
   COMMUNICATIONS EQUIPMENT 0.7%
   Alcatel-Lucent SA -- SP ADR                           36,871         524,306
   Motorola, Inc.                                        23,730         487,889
   Corning, Inc.*                                        20,310         380,000
   Plantronics, Inc.                                      4,860         103,032
   Polycom, Inc.*                                         3,030          93,657
   CommScope, Inc.*                                       2,560          78,029

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   ADC Telecommunications, Inc.*                          2,610    $     37,923
                                                                   ------------

TOTAL COMMUNICATIONS EQUIPMENT                                        1,704,836
                                                                   ------------
   SOFTWARE 0.6%
   Open Solutions, Inc.*                                 14,510         546,157
   Novell, Inc.*                                         41,340         256,308
   Compuware Corp.*                                      28,610         238,321
   BMC Software, Inc.*                                    4,630         149,086
   Mentor Graphics Corp.*                                 3,940          71,038
   Macrovision Corp.*                                     2,490          70,367
   Wind River Systems, Inc.*                              6,220          63,755
                                                                   ------------

TOTAL SOFTWARE                                                        1,395,032
                                                                   ------------
   COMPUTERS & PERIPHERALS 0.5%
   McData Corp. -- Class A*                             105,360         584,748
   Sun Microsystems, Inc.*                               52,880         286,610
   Palm, Inc.*                                           18,180         256,156
                                                                   ------------

TOTAL COMPUTERS & PERIPHERALS                                         1,127,514
                                                                   ------------

TOTAL INFORMATION TECHNOLOGY                                         13,895,969
                                                                   ------------

HEALTH CARE 4.6%
   HEALTH CARE PROVIDERS & SERVICES 2.7%
   WellPoint, Inc.*                                      12,930       1,017,462
   McKesson Corp.                                        17,640         894,348
   Aetna, Inc.                                           16,010         691,312
   Caremark Rx, Inc.                                      9,680         552,825
   Per-Se Technologies, Inc.*                            19,730         548,099
   Horizon Health Corp.*                                 27,070         529,760
   AmerisourceBergen Corp.                                9,810         441,058
   Community Health Systems, Inc.*                       11,610         423,997
   Coventry Health Care, Inc.*                            5,930         296,797
   Triad Hospitals, Inc.*                                 6,970         291,555
   LifePoint Hospitals, Inc.*                             6,320         212,984
   Health Net, Inc.*                                      4,100         199,506
   Covance, Inc.*                                         1,540          90,721
   Psychiatric Solutions, Inc.*                           1,800          67,536
                                                                   ------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                6,257,960
                                                                   ------------
   BIOTECHNOLOGY 0.9%
   Sirna Therapeutics, Inc.*                             42,130         548,111
   Tanox, Inc.*                                          27,480         546,852


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   ICOS Corp.*                                           16,130    $    545,033
   Biogen Idec, Inc.*                                     7,290         358,595
                                                                   ------------

TOTAL BIOTECHNOLOGY                                                   1,998,591
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
   Biomet, Inc.                                          13,160         543,113
   Conor Medsystems, Inc. -- SP ADR*                     17,310         542,322
   Stryker Corp.                                          7,140         393,486
   Bausch & Lomb, Inc.                                    3,240         168,674
   Thermo Fisher Scientific, Inc.*                        2,660         120,471
   Waters Corp.*                                          2,110         103,327
                                                                   ------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                1,871,393
                                                                   ------------
   PHARMACEUTICALS 0.2%
   Watson Pharmaceuticals, Inc.*                          9,260         241,038
   King Pharmaceuticals, Inc.*                           10,660         169,707
   Valeant Pharmaceuticals
       International                                      6,150         106,026
                                                                   ------------

TOTAL PHARMACEUTICALS                                                   516,771
                                                                   ------------

TOTAL HEALTH CARE                                                    10,644,715
                                                                   ------------
ENERGY 3.6%
   OIL & GAS 2.4%
   ConocoPhillips                                        18,010       1,295,819
   Valero Energy Corp.                                   13,260         678,382
   Anadarko Petroleum Corp.                              13,630         593,178
   Apache Corp.                                           8,840         587,948
   Kinder Morgan, Inc.                                    5,150         544,612
   Giant Industries, Inc.*                                7,180         538,141
   Peabody Energy Corp.                                   9,900         400,059
   Marathon Oil Corp.                                     3,410         315,425
   Pogo Producing Co.                                     4,390         212,652
   Overseas Shipholding Group, Inc.                       3,190         179,597
                                                                   ------------

TOTAL OIL & GAS                                                       5,345,813
                                                                   ------------
   ENERGY EQUIPMENT & SERVICES 1.2%
   Transocean, Inc.*                                      7,120         575,937
   Veritas DGC, Inc.*                                     6,550         560,876
   Seitel, Inc.*                                        152,280         544,401

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Superior Energy Services, Inc.*                        7,851    $    256,571
   Patterson-UTI Energy, Inc.                            10,400         241,592
   Rowan Cos., Inc.                                       6,910         229,412
   Nabors Industries Ltd.*                                5,870         174,809
   Cameron International Corp.*                           2,500         132,625
   Hanover Compressor Co.*                                4,060          76,693
                                                                   ------------

TOTAL ENERGY EQUIPMENT & SERVICES                                     2,792,916
                                                                   ------------

TOTAL ENERGY                                                          8,138,729
                                                                   ------------
TELECOMMUNICATION SERVICES 2.9%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.9%
   Verizon Communications, Inc.                          38,610       1,437,836
   BellSouth Corp.                                       23,530       1,108,498
   Commonwealth Telephone
       Enterprises, Inc.                                 13,120         549,203
   Broadwing Corp.*                                      34,480         538,578
   Windstream Corp.                                      25,930         368,725
   CenturyTel, Inc.                                       7,180         313,479
   Embarq Corp.                                           1,060          55,714
   Qwest Communications
       International, Inc.*                                   1               8
                                                                   ------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          4,372,041
                                                                   ------------

   WIRELESS TELECOMMUNICATION SERVICES 1.0%
   Sprint Nextel Corp.                                   45,010         850,239
   Alltel Corp.                                          12,070         729,994
   China Mobile Hong Kong Ltd. -- SP
       ADR                                                3,310         143,058
   Vodafone Group, Inc.                                   4,760         132,233
   America Movil SA de CV -- SP ADR                       2,140          96,771
   Mobile Telesystems -- SP ADR                           1,030          51,696
   Rogers Communications, Inc. --
       Class B*                                             760          45,296
   Vimpel--Communications -- SP ADR*                        560          44,212
   SK Telecom Co., Ltd. -- SP ADR                         1,630          43,162
   American Tower Corp. -- Class A*                       1,090          40,635


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Turkcell Iletisim Hizmet AS, Inc.
       -- SP ADR                                          2,480    $     33,182
   NII Holdings, Inc. -- Class B*                           500          32,220
   Philippine Long Distance Telephone
       Co. -- SP ADR                                        610          31,189
   U.S. Cellular Corp.*                                     410          28,532
   Crown Castle International Corp.*                        780          25,194
                                                                   ------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                             2,327,613
                                                                   ------------

TOTAL TELECOMMUNICATION SERVICES                                      6,699,654
                                                                   ------------
CONSUMER STAPLES 2.9%
   FOOD PRODUCTS 0.9%
   Premium Standard Farms, Inc.                          29,450         546,887
   Delta & Pine Land Co.                                 13,340         539,603
   Tyson Foods, Inc. -- Class A                          25,000         411,250
   Archer-Daniels-Midland Co.                            11,140         356,034
   Tootsie Roll Industries, Inc.                          4,050         132,435
                                                                   ------------

TOTAL FOOD PRODUCTS                                                   1,986,209
                                                                   ------------
   FOOD & DRUG RETAILING 0.8%
   Kroger Co.                                            38,690         892,578
   CVS Corp.                                             16,310         504,142
   Walgreen Co.                                           6,130         281,306
   Ruddick Corp.                                          3,120          86,580
   Wal-Mart Stores, Inc.                                      1              46
                                                                   ------------

TOTAL FOOD & DRUG RETAILING                                           1,764,652
                                                                   ------------
   BEVERAGES 0.7%
   Coca-Cola Enterprises, Inc.                           35,650         727,973
   Pepsi Bottling Group, Inc.                            19,910         615,418
   Constellation Brands, Inc. --
      Class A*                                            8,970         260,310
                                                                   ------------

TOTAL BEVERAGES                                                       1,603,701
                                                                   ------------
   TOBACCO 0.4%
   Reynolds American, Inc.                               11,760         769,927
   UST, Inc.                                              3,940         229,308
                                                                   ------------

TOTAL TOBACCO                                                           999,235
                                                                   ------------


                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   PERSONAL PRODUCTS 0.1%
   Alberto-Culver Co.                                    10,850    $    232,733
                                                                   ------------

TOTAL PERSONAL PRODUCTS                                                 232,733
                                                                   ------------

TOTAL CONSUMER STAPLES                                                6,586,530
                                                                   ------------
UTILITIES 2.5%
   ELECTRIC UTILITIES 1.1%
   Duquesne Light Holdings, Inc.                         27,450         544,883
   Edison International                                   8,660         393,857
   Progress Energy, Inc.                                  6,380         313,130
   Pepco Holdings, Inc.                                   9,580         249,176
   TXU Corp.                                              3,420         185,398
   Pinnacle West Capital Corp.                            3,460         175,387
   Great Plains Energy, Inc.                              3,950         125,610
   E.ON AG                                                2,270         102,581
   Endesa SA -- SP ADR                                    1,640          76,293
   Korea Electric Power Corp. -- SP ADR                   2,590          58,819
   Southern Co.                                           1,570          57,870
   FPL Group, Inc.                                          960          52,243
   Scottish Power, Inc. -- SP ADR                           880          51,418
   Entergy Corp.                                            530          48,930
   FirstEnergy Corp.                                        800          48,240
   American Electric Power Co., Inc.                      1,060          45,135
   PPL Corp.                                              1,140          40,858
   Enersis SA/Chile -- SP ADR                             2,290          36,640
                                                                   ------------

TOTAL ELECTRIC UTILITIES                                              2,606,468
                                                                   ------------
   MULTI-UTILITIES 0.8%
   NorthWestern Corp.                                    15,310         541,668
   KeySpan Corp.                                          9,560         393,681
   AES Corp.*                                            12,010         264,700
   DTE Energy Co.                                         4,710         228,011
   Energy East Corp.                                      8,600         213,280
   MDU Resources Group, Inc.                              3,020          77,433
   OGE Energy Corp.                                       1,520          60,800
   TECO Energy, Inc.                                      1,370          23,605
                                                                   ------------

TOTAL MULTI-UTILITIES                                                 1,803,178
                                                                   ------------
   GAS UTILITIES 0.6%
   Peoples Energy Corp.                                  12,340         549,994
   Cascade Natural Gas Corp.                             21,050         545,616
   Questar Corp.                                          1,130          93,846


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Oneok, Inc.                                            1,630    $     70,286
                                                                   ------------

TOTAL GAS UTILITIES                                                   1,259,742
                                                                   ------------

TOTAL UTILITIES                                                       5,669,388
                                                                   ------------
MATERIALS 2.2%
   METALS & MINING 1.1%
   Phelps Dodge Corp.                                     4,710         563,881
   Bema Gold Corp.*                                     105,040         551,460
   Allegheny Technologies, Inc.                           3,840         348,211
   Worthington Industries, Inc.                           9,040         160,189
   Reliance Steel & Aluminum Co.                          3,190         125,622
   BHP Billiton Ltd.                                      2,760         109,710
   Rio Tinto  PLC                                           430          91,371
   Companhia Vale do Rio Doce -- SP ADR                   2,980          88,625
   Steel Dynamics, Inc.                                   2,140          69,443
   POSCO -- SP ADR                                          760          62,829
   Mittal Steel Co.N.V.  -- Class A                       1,380          58,209
   Alcoa, Inc.                                            1,610          48,316
   Anglo American  PLC -- ADR                             1,970          48,088
   Nucor Corp.                                              860          47,008
   Alcan, Inc.                                              850          41,429
   Barrick Gold Corp.                                     1,300          39,910
   AngloGold Ashanti Ltd. -- SP ADR                         690          32,492
                                                                   ------------

TOTAL METALS & MINING                                                 2,486,793
                                                                   ------------
   CHEMICALS 0.7%
   MacDermid, Inc.                                       15,910         542,531
   Lyondell Chemical Co.                                 13,750         351,587
   Ashland, Inc.                                          4,320         298,858
   Olin Corp.                                            14,050         232,106
   Eastman Chemical Co.                                   2,740         162,509
   Airgas, Inc.                                           3,230         130,880
                                                                   ------------

TOTAL CHEMICALS                                                       1,718,471
                                                                   ------------
   CONSTRUCTION MATERIALS 0.3%
   Cemex SA de CV -- SP ADR*                              6,380         216,154
   Rinker Group Ltd. -- SP ADR                            1,820         129,311
   Vulcan Materials Co.                                   1,340         120,426

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Martin Marietta Materials, Inc.                          890    $     92,480
   Eagle Materials, Inc.                                  1,400          60,522
   Texas Industries, Inc.                                   820          52,669
   Headwaters, Inc.*                                      1,770          42,409
   Florida Rock Industries, Inc.                            870          37,453
                                                                   ------------

TOTAL CONSTRUCTION MATERIALS                                            751,424
                                                                   ------------
   PAPER & FOREST PRODUCTS 0.1%
   Louisiana-Pacific Corp.                                8,300         178,699
                                                                   ------------

TOTAL PAPER & FOREST PRODUCTS                                           178,699
                                                                   ------------

TOTAL MATERIALS                                                       5,135,387
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $108,641,701)                                              113,081,004
                                                                   ------------
EXCHANGE TRADED FUNDS 3.8%
   IShares GSCI Commodity
      Indexed Trust*                                    215,940       8,644,078
                                                                   ------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $8,960,041)                                                  8,644,078
                                                                   ------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 3.0%
Federal Home Loan Bank**
   5.15% due 02/28/07                               $ 7,000,000       6,942,921
                                                                   ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $6,942,921)                                                  6,942,921
                                                                   ------------

REPURCHASE AGREEMENTS
38.8%
Collateralized by U.S. Treasury Obligations

Credit Suisse at 4.90% due
   01/02/07+                                         31,682,520      31,682,520

Mizuho, Inc. at 4.80% due
   01/02/07                                          20,049,276      20,049,276


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
Bear Stearns Cos, Inc. at 4.70%
due
   01/02/07
                                                    $27,975,735    $ 27,975,735
Morgan Stanley at 4.65% due
   01/02/07                                           9,325,245       9,325,245
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $89,032,776)                                                89,032,776
                                                                   ------------


                                                         SHARES
-------------------------------------------------------------------------------
COMMON STOCKS SOLD SHORT (30.2)%

TELECOMMUNICATION SERVICES (0.4)%
   DIVERSIFIED TELECOMMUNICATION SERVICES (0.4)%
   Citizens Communications Co.*                          10,800        (155,196)
   Level 3 Communications, Inc.*                         49,550        (277,480)
   AT&T, Inc.                                            16,910        (604,532)
                                                                   ------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         (1,037,208)
                                                                   ------------

TOTAL TELECOMMUNICATION SERVICES                                     (1,037,208)
                                                                   ------------
MATERIALS (1.2)%
   CONTAINERS & PACKAGING (0.1)%
   Pactiv Corp.*                                          6,160        (219,850)
                                                                   ------------

TOTAL CONTAINERS & PACKAGING                                           (219,850)
                                                                   ------------
   PAPER & FOREST PRODUCTS (0.2)%
   Bowater, Inc.                                          1,130         (25,425)
   MeadWestvaco Corp.                                     6,740        (202,604)
   Weyerhaeuser Co.                                       4,950        (349,718)
                                                                   ------------

TOTAL PAPER & FOREST PRODUCTS                                          (577,747)
                                                                   ------------
   METALS & MINING (0.3)%
   Newmont Mining Corp.                                   1,180         (53,277)
   Freeport-McMoRan Copper & Gold,
       Inc. -- Class B                                    2,650        (147,685)

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Kinross Gold Corp.*                                   47,950    $   (569,646)
                                                                   ------------

TOTAL METALS & MINING                                                  (770,608)
                                                                   ------------
   CHEMICALS (0.6)%
   International Flavors &
       Fragrances, Inc.                                       1             (49)
   Ferro Corp.                                            4,050         (83,794)
   Dow Chemical Co.                                       3,441        (137,434)
   Chemtura Corp.                                        17,691        (170,364)
   Albemarle Corp.                                        2,630        (188,834)
   Hercules, Inc.*                                       11,270        (217,624)
   Ecolab, Inc.                                          10,780        (487,256)
                                                                   ------------

TOTAL CHEMICALS                                                      (1,285,355)
                                                                   ------------

TOTAL MATERIALS                                                      (2,853,560)
                                                                   ------------
UTILITIES (1.2)%
   WATER UTILITIES (0.1)%
   Aqua America, Inc.                                     9,630        (219,371)
                                                                   ------------

TOTAL WATER UTILITIES                                                  (219,371)
                                                                   ------------
   GAS UTILITIES (0.1)%
   Equitable Resources, Inc.                              8,530        (356,128)
                                                                   ------------

TOTAL GAS UTILITIES                                                    (356,128)
                                                                   ------------
   MULTI-UTILITIES (0.5)%
   NiSource, Inc.                                             1             (24)
   Dominion Resources, Inc.                                   1             (84)
   Ameren Corp.                                           1,560         (83,819)
   Public Service Enterprise Group,
       Inc                                                1,530        (101,561)
   Dynegy, Inc. -- Class A*                              16,110        (116,636)
   CenterPoint Energy, Inc.                              13,620        (225,820)
   WPS Resources Corp.                                   11,220        (606,217)
                                                                   ------------

TOTAL MULTI-UTILITIES                                                (1,134,161)
                                                                   ------------
   ELECTRIC UTILITIES (0.5)%
   Black Hills Corp.                                        740         (27,336)
   Northeast Utilities                                    1,921         (54,095)
   Allegheny Energy, Inc.*                                3,000        (137,730)


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Exelon Corp.                                          15,291    $   (946,360)
                                                                   ------------

TOTAL ELECTRIC UTILITIES                                             (1,165,521)
                                                                   ------------

TOTAL UTILITIES                                                      (2,875,181)
                                                                   ------------
CONSUMER DISCRETIONARY (2.5)%
   LEISURE EQUIPMENT & PRODUCTS 0.0%
   Mattel, Inc.                                           1,741         (39,451)
                                                                   ------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      (39,451)
                                                                   ------------
   MULTILINE RETAIL (0.1)%
   Saks, Inc.                                             6,440        (114,761)
                                                                   ------------

TOTAL MULTILINE RETAIL                                                 (114,761)
                                                                   ------------
   AUTOMOBILES (0.1)%
   General Motors Corp.                                   5,881        (180,664)
                                                                   ------------

TOTAL AUTOMOBILES                                                      (180,664)
                                                                   ------------
   AUTO COMPONENTS (0.1)%
   ArvinMeritor, Inc.                                     4,370         (79,665)
   Lear Corp.                                             3,570        (105,422)
                                                                   ------------

TOTAL AUTO COMPONENTS                                                  (185,087)
                                                                   ------------

   TEXTILES & APPAREL (0.1)%
   Coach, Inc.*                                           7,530        (323,489)
                                                                   ------------

TOTAL TEXTILES & APPAREL                                               (323,489)
                                                                   ------------
   HOUSEHOLD DURABLES (0.1)%
   Beazer Homes USA, Inc.                                 1,050         (49,360)
   Hovnanian Enterprises, Inc.
       -- Class A*                                        1,540         (52,206)
   Blyth, Inc.                                            3,460         (71,795)
   Centex Corp.                                           1,680         (94,534)
   D.R. Horton, Inc.                                      3,930        (104,106)
                                                                   ------------

TOTAL HOUSEHOLD DURABLES                                               (372,001)
                                                                   ------------

   INTERNET & CATALOG RETAIL (0.2)%
   Amazon.com, Inc.*                                      9,871        (389,510)
                                                                   ------------

TOTAL INTERNET & CATALOG RETAIL                                        (389,510)
                                                                   ------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   SPECIALTY RETAIL (0.2)%
   Office Depot, Inc.*                                        1    $        (38)
   Urban Outfitters, Inc.*                                    4             (92)
   CarMax, Inc.*                                          1,160         (62,211)
   Chico's FAS, Inc.*                                     3,340         (69,105)
   OfficeMax, Inc.                                        1,570         (77,950)
   Pier 1 Imports, Inc.                                  13,320         (79,254)
   Dick's Sporting Goods, Inc.*                           2,790        (136,682)
                                                                   ------------

TOTAL SPECIALTY RETAIL                                                 (425,332)
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES (0.2)%
   Apollo Group, Inc. -- Class A*                         2,431         (94,736)
   Sotheby's Holdings, Inc. -- Class A                    3,540        (109,811)
   Strayer Education, Inc.                                1,300        (137,865)
   ITT Educational Services, Inc.*                        2,780        (184,509)
                                                                   ------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   (526,921)
                                                                   ------------
   HOTELS, RESTAURANTS & LEISURE (0.6)%
   Scientific Games Corp. -- Class A*                         1             (30)
   Wendy's International, Inc.                            2,111         (69,853)
   International Game Technology, Inc.                    8,170        (377,454)
   Marriott International, Inc. --
       Class A                                            8,841        (421,893)
   Starbucks Corp.*                                      13,841        (490,248)
                                                                   ------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                  (1,359,478)
                                                                   ------------
   MEDIA (0.8)%
   Valassis Communications, Inc.*                         2,070         (30,015)
   DIRECTV Group, Inc.*                                   5,360        (133,678)
   CBS Corp.                                              5,421        (169,027)
   Dow Jones & Co., Inc.                                  5,040        (191,520)
   Tribune Co.                                            6,260        (192,683)
   Interpublic Group of Cos., Inc.*                      35,161        (430,371)


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Time Warner, Inc.                                     29,311    $   (638,393)
                                                                   ------------

TOTAL MEDIA                                                          (1,785,687)
                                                                   ------------

TOTAL CONSUMER DISCRETIONARY                                         (5,702,381)
                                                                   ------------
CONSUMER STAPLES (2.8)%
   TOBACCO (0.1)%
   Universal Corp.                                        5,300        (259,753)
                                                                   ------------

TOTAL TOBACCO                                                          (259,753)
                                                                   ------------
   BEVERAGES (0.4)%
   PepsiAmericas, Inc.                                    4,680         (98,186)
   Hansen Natural Corp.*                                  6,430        (216,562)
   Molson Coors Brewing Co. -- Class B                    7,690        (587,824)
                                                                   ------------

TOTAL BEVERAGES                                                        (902,572)
                                                                   ------------
   HOUSEHOLD PRODUCTS (0.6)%
   Colgate-Palmolive Co.                                 21,491      (1,402,073)
                                                                   ------------

TOTAL HOUSEHOLD PRODUCTS                                             (1,402,073)
                                                                   ------------
   FOOD & DRUG RETAILING (0.8)%
   Whole Foods Market, Inc.                               3,282        (154,025)
   Supervalu, Inc.                                       16,560        (592,020)
   Sysco Corp.                                           31,320      (1,151,323)
                                                                   ------------

TOTAL FOOD & DRUG RETAILING                                          (1,897,368)
                                                                   ------------
   FOOD PRODUCTS (0.9)%
   WM Wrigley Jr Co.                                          2            (103)
   H.J. Heinz Co.                                             4            (180)
   Smithfield Foods, Inc.*                                4,791        (122,937)
   Sara Lee Corp.                                        12,582        (214,272)
   Hershey Co.                                           31,810      (1,584,138)
                                                                   ------------

TOTAL FOOD PRODUCTS                                                  (1,921,630)
                                                                   ------------

TOTAL CONSUMER STAPLES                                               (6,383,396)
                                                                   ------------
ENERGY (2.9)%
   OIL & GAS (1.1)%
   Forest Oil Corp.*                                      2,881         (94,151)
   Pioneer Natural Resources Co.                          3,570        (141,693)

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Sunoco, Inc.                                           2,881    $   (179,659)
   EOG Resources, Inc.                                    4,100        (256,045)
   Newfield Exploration Co.*                             10,530        (483,854)
   Southwestern Energy Co.*                              17,140        (600,757)
   El Paso Corp.                                         42,151        (644,067)
                                                                   ------------

TOTAL OIL & GAS                                                      (2,400,226)
                                                                   ------------
   ENERGY EQUIPMENT & SERVICES (1.8)%
   Smith International, Inc.                                  3            (123)
   Baker Hughes, Inc.                                         3            (224)
   BJ Services Co.                                        6,571        (192,662)
   Grant Prideco, Inc.*                                   6,210        (246,972)
   Superior Energy Services Inc.                          7,851        (256,571)
   Compagnie Generale de Geophysique
       SA, Inc. -- SP ADR*                                7,430        (323,576)
   Weatherford International Ltd.*                       16,900        (706,251)
   FMC Technologies, Inc.*                               14,160        (872,681)
   Schlumberger Ltd.                                     25,010      (1,579,631)
                                                                   ------------

TOTAL ENERGY EQUIPMENT & SERVICES                                    (4,178,691)
                                                                   ------------

TOTAL ENERGY                                                         (6,578,917)
                                                                   ------------
INDUSTRIALS (2.9)%
   AIRLINES 0.0%
   Air Tran Holdings, Inc.                                    1             (12)
   JetBlue Airways Corp.                                      4             (57)
                                                                   ------------

TOTAL AIRLINES                                                              (69)
                                                                   ------------
   AUTO COMPONENTS 0.0%
   Johnson Controls, Inc.                                     1             (86)
                                                                   ------------

TOTAL AUTO COMPONENTS                                                       (86)
                                                                   ------------
   BUILDING PRODUCTS 0.0%
   American Standard Cos., Inc.                               1             (46)
   Masco Corp.                                                2             (60)
                                                                   ------------

TOTAL BUILDING PRODUCTS                                                    (106)
                                                                   ------------
   ROAD & RAIL 0.0%
   Avis Budget Group, Inc.                                    1             (22)


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Con-way, Inc.                                            990    $    (43,599)
                                                                   ------------

TOTAL ROAD & RAIL                                                       (43,621)
                                                                   ------------
   AEROSPACE & DEFENSE (0.2)%
   Goodrich Corp.                                             1             (45)
   Rockwell Collins, Inc.                                     2            (127)
   Precision Castparts Corp.                              4,590        (359,305)
                                                                   ------------

TOTAL AEROSPACE & DEFENSE                                              (359,477)
                                                                   ------------
   CONSTRUCTION & ENGINEERING (0.2)%
   Quanta Services, Inc.*                                 5,341        (105,057)
   Jacobs Engineering Group, Inc.*                        4,140        (337,576)
                                                                   ------------

TOTAL CONSTRUCTION & ENGINEERING                                       (442,633)
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS (0.2)%
   GATX Corp.                                             2,450        (106,159)
   Fastenal Co.                                          12,130        (435,224)
                                                                   ------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                 (541,383)
                                                                   ------------
   MACHINERY (0.3)%
   ITT Industries, Inc.                                       1             (57)
   Terex Corp.*                                               4            (258)
   Pentair, Inc.                                          1,661         (52,155)
   Ingersoll-Rand Co. -- Class A                          2,550         (99,782)
   SPX Corp.                                              2,110        (129,048)
   Joy Global, Inc.                                       3,611        (174,556)
   Flowserve Corp.*                                       3,890        (196,328)
                                                                   ------------

TOTAL MACHINERY                                                        (652,184)
                                                                   ------------
   AIR FREIGHT & COURIERS (0.3)%
   CH Robinson Worldwide, Inc.                            5,230        (213,855)
   Expeditors International
       Washington, Inc.                                  11,730        (475,065)
                                                                   ------------

TOTAL AIR FREIGHT & COURIERS                                           (688,920)
                                                                   ------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   INDUSTRIAL CONGLOMERATES (0.8)%
   General Electric Co.                                  47,940    $ (1,783,847)
                                                                   ------------

TOTAL INDUSTRIAL CONGLOMERATES                                       (1,783,847)
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES (0.9)%
   HNI Corp.                                                  1             (44)
   ChoicePoint, Inc.*                                     1,261         (49,658)
   Cintas Corp.                                           1,800         (71,478)
   Deluxe Corp.                                           4,741        (119,473)
   Avery Dennison Corp.                                   2,671        (181,441)
   Monster Worldwide, Inc.*                               3,980        (185,627)
   RR Donnelley & Sons Co.                                5,423        (192,734)
   Robert Half International, Inc.                        5,300        (196,736)
   Pitney Bowes, Inc.                                     4,821        (222,682)
   Stericycle, Inc.*                                      3,990        (301,245)
   Corporate Executive Board Co.                          3,440        (301,688)
   Dun & Bradstreet Corp.*                                4,220        (349,374)
                                                                   ------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                 (2,172,180)
                                                                   ------------

TOTAL INDUSTRIALS                                                    (6,684,506)
                                                                   ------------
HEALTH CARE (3.1)%
   HEALTH CARE PROVIDERS & SERVICES (0.4)%
   VCA Antech, Inc.*                                          1             (32)
   Omnicare, Inc.                                         2,411         (93,137)
   Express Scripts, Inc.*                                 2,390        (171,124)
   CIGNA Corp.                                            2,680        (352,607)
   UnitedHealth Group, Inc.                               6,830        (366,976)
                                                                   ------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                 (983,876)
                                                                   ------------
   PHARMACEUTICALS (0.6)%
   Valeant Pharmaceuticals
       International                                          1             (17)
   Allergan, Inc.                                             1            (120)
   Schering-Plough Corp.                                     10            (237)
   Par Pharmaceutical Cos., Inc.*                         1,720         (38,476)
   Forest Laboratories, Inc.*                             7,531        (381,069)
   Merck & Co., Inc.                                     10,910        (475,676)
   Sepracor, Inc.*                                        9,130        (562,225)
                                                                   ------------

TOTAL PHARMACEUTICALS                                                (1,457,820)
                                                                   ------------


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   HEALTH CARE EQUIPMENT & SUPPLIES (0.9)%
   Bausch & Lomb, Inc.                                        1    $        (52)
   Medtronic, Inc.                                            3            (161)
   Hospira, Inc.*                                         2,860         (96,039)
   Advanced Medical Optics, Inc.*                         3,950        (139,040)
   St. Jude Medical, Inc.*                                4,311        (157,610)
   Hillenbrand Industries, Inc.                           3,180        (181,037)
   DENTSPLY International, Inc.                           7,181        (214,353)
   Intuitive Surgical, Inc.*                              2,380        (228,242)
   Ventana Medical Systems, Inc.*                         6,180        (265,925)
   Boston Scientific Corp.*                              42,656        (732,830)
                                                                   ------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               (2,015,289)
                                                                   ------------
   BIOTECHNOLOGY (1.2)%
   Medimmune, Inc.*                                           2             (65)
   Affymetrix, Inc.*                                      2,380         (54,883)
   Martek Biosciences Corp.*                              3,651         (85,214)
   PDL BioPharma, Inc.*                                  16,741        (337,164)
   Cephalon, Inc.*                                        5,000        (352,050)
   Vertex Pharmaceuticals, Inc.*                         10,360        (387,671)
   Gilead Sciences, Inc.*                                10,620        (689,557)
   Celgene Corp.*                                        12,410        (713,947)
                                                                   ------------

TOTAL BIOTECHNOLOGY                                                  (2,620,551)
                                                                   ------------

TOTAL HEALTH CARE                                                    (7,077,536)
                                                                   ------------
INFORMATION TECHNOLOGY (5.9)%
   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2)%
   Avnet, Inc.*                                               1             (25)
   Benchmark Electronics, Inc.*                          23,210        (565,396)
                                                                   ------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               (565,421)
                                                                   ------------
   OFFICE ELECTRONICS (0.3)%
   Zebra Technologies Corp. -- Class A*                   1,790         (62,274)
   Xerox Corp.*                                          29,940        (507,483)
                                                                   ------------

TOTAL OFFICE ELECTRONICS                                               (569,757)
                                                                   ------------
   IT CONSULTING & SERVICES (0.3)%
   Alliance Data Systems Corp.*                               1             (62)


                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Unisys Corp.*                                         27,371    $   (214,589)
   Gartner, Inc. -- Class A*                             10,990        (217,492)
   Cognizant Technology Solutions
       Corp. -- Class A*                                  3,660        (282,406)
                                                                   ------------
TOTAL IT CONSULTING & SERVICES                                         (714,549)
                                                                   ------------
   COMMUNICATIONS EQUIPMENT (0.8)%
   Andrew Corp.*                                              2             (20)
   Powerwave Technologies, Inc.*                          5,192         (33,488)
   ADTRAN, Inc.                                           2,281         (51,779)
   Comverse Technology, Inc.*                             3,750         (79,162)
   Utstarcom, Inc.*                                      15,120        (132,300)
   Ciena Corp.*                                           7,770        (215,307)
   F5 Networks, Inc.*                                     3,390        (251,572)
   JDS Uniphase Corp.*                                   16,910        (281,721)
   Qualcomm, Inc.                                         8,040        (303,832)
   Alcatel-Lucent- SP ADR                                36,871        (524,306)
                                                                   ------------

TOTAL COMMUNICATIONS EQUIPMENT                                       (1,873,487)
                                                                   ------------
   INTERNET SOFTWARE & SERVICES (0.9)%
   ValueClick, Inc.*                                      9,520        (224,958)
   eBay, Inc.*                                            8,322        (250,242)
   Internap Network Services Corp.*                      30,470        (605,439)
   Google, Inc. -- Class A*                               1,980        (911,750)
                                                                   ------------

TOTAL INTERNET SOFTWARE & SERVICES                                   (1,992,389)
                                                                   ------------
   COMPUTERS & PERIPHERALS (1.1)%
   Dell, Inc.*                                           12,012        (301,381)
   Lexmark International, Inc.*                           4,620        (338,184)
   Network Appliance, Inc.*                              13,890        (545,599)
   Brocade Communications Systems,
       Inc.*                                             76,590        (628,804)
   Apple Computer, Inc.*                                  7,830        (664,297)
                                                                   ------------

TOTAL COMPUTERS & PERIPHERALS                                        (2,478,265)
                                                                   ------------
   SOFTWARE (1.1)%
   Autodesk, Inc.*                                            1             (40)
   Adobe Systems, Inc.*                                       3            (123)
   Advent Software, Inc.*                                 2,200         (77,638)
   Activision, Inc.*                                     18,974        (327,112)
   CA, Inc.                                              24,230        (548,810)
   Symantec Corp.*                                       26,991        (562,762)


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------
                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Electronic Arts, Inc.*                                21,810    $ (1,098,352)
                                                                   ------------

TOTAL SOFTWARE                                                       (2,614,837)
                                                                   ------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (1.2)%
   PMC - Sierra, Inc.*                                        3             (20)
   Maxim Integrated Products, Inc.                            2             (61)
   Analog Devices, Inc.                                       3             (99)
   Semtech Corp.*                                         3,041         (39,746)
   Nvidia Corp.*                                          1,280         (47,373)
   Triquint Semiconductor, Inc.*                         23,701        (106,654)
   Lattice Semiconductor Corp.*                          17,491        (113,342)
   Microsemi Corp.*                                       7,900        (155,235)
   Fairchild Semiconductor
       International, Inc.*                              10,811        (181,733)
   Teradyne, Inc.*                                       14,420        (215,723)
   MEMC Electronic Materials, Inc.*                       6,080        (237,971)
   LSI Logic Corp.*                                      46,655        (419,895)
   Cypress Semiconductor Corp.*                          26,271        (443,192)
   Applied Materials, Inc.                               37,411        (690,233)
                                                                   ------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                        (2,651,277)
                                                                   ------------

TOTAL INFORMATION TECHNOLOGY                                        (13,459,982)
                                                                   ------------
FINANCIALS (7.3)%
   CONSUMER FINANCE (0.3)%
   SLM Corp.                                             14,681        (715,992)
                                                                   ------------

TOTAL CONSUMER FINANCE                                                 (715,992)
                                                                   ------------
   DIVERSIFIED FINANCIALS (0.5)%
   Moody's Corp.                                          6,000        (414,360)
   Chicago Mercantile Exchange
       Holdings, Inc.                                     1,420        (723,845)
                                                                   ------------

TOTAL DIVERSIFIED FINANCIALS                                         (1,138,205)
                                                                   ------------
   THRIFTS & MORTGAGE FINANCE (0.7)%
   MGIC Investment Corp.                                  1,970        (123,204)
   Freddie Mac                                           11,250        (763,875)


                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   New York Community Bancorp, Inc.                      50,500    $   (813,050)
                                                                   ------------

TOTAL THRIFTS & MORTGAGE FINANCE                                     (1,700,129)
                                                                   ------------
   BANKS (1.1)%
   Comerica, Inc.                                             1             (59)
   Westamerica Bancorporation                             1,360         (68,857)
   PNC Financial Services Group, Inc.                     5,190        (384,267)
   Citizens Banking Corp.*                               18,540        (491,310)
   Huntington Bancshares, Inc.                           21,780        (517,275)
   National City Corp.                                   27,572      (1,008,032)
                                                                   ------------

TOTAL BANKS                                                          (2,469,800)
                                                                   ------------
   INSURANCE (1.5)%
   Mercury General Corp.                                      1             (53)
   Brown & Brown, Inc.                                        3             (85)
   Stancorp Financial Group, Inc.                         1,940         (87,397)
   Arthur J. Gallagher & Co.                              6,381        (188,559)
   AFLAC, Inc.                                            5,681        (261,326)
   XL Capital Ltd.                                        5,640        (406,193)
   Everest Re Group Ltd.                                  4,300        (421,873)
   ACE Ltd.                                               8,020        (485,771)
   Progressive Corp.                                     28,532        (691,045)
   Marsh & McLennan Cos., Inc.                           26,143        (801,544)
                                                                   ------------

TOTAL INSURANCE                                                      (3,343,846)
                                                                   ------------
   CAPITAL MARKETS (1.5)%
   Legg Mason, Inc.                                       2,060        (195,803)
   Federated Investors, Inc. -- Class B                   6,242        (210,855)
   Janus Capital Group, Inc.                             10,630        (229,502)
   Waddell & Reed Financial, Inc. --
       Class A                                           10,330        (282,629)
   SEI Investments Co.                                    5,360        (319,241)
   Nuveen Investments, Inc. -- Class A                    7,100        (368,348)
   Eaton Vance Corp.                                     11,720        (386,877)
   Mellon Financial Corp.                                13,880        (585,042)
   Charles Schwab Corp.                                  48,721        (942,264)
                                                                   ------------

TOTAL CAPITAL MARKETS                                                (3,520,561)
                                                                   ------------
   REAL ESTATE (1.7)%
   KIMCO Realty Corp.                                         1             (45)


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Potlatch Corp.                                         1,630    $    (71,427)
   Highwoods Properties, Inc.                             2,110         (86,004)
   Plum Creek Timber Co., Inc. (REIT)                     2,521        (100,462)
   SL Green Realty Corp.                                  1,330        (176,597)
   United Dominion Realty Trust, Inc.                     9,120        (289,925)
   Weingarten Realty Investors                            8,380        (386,402)
   Vornado Realty Trust                                   3,290        (399,735)
   Boston Properties, Inc.                                3,830        (428,500)
   Regency Centers Corp.                                  5,750        (449,477)
   Lexington Corporate  Properties
       Trust                                             26,490        (593,906)
   Simon Property Group, Inc.                             8,351        (845,873)
                                                                   ------------

TOTAL REAL ESTATE                                                    (3,828,353)
                                                                   ------------

TOTAL FINANCIALS                                                    (16,716,886)
                                                                   ------------
TOTAL COMMON STOCKS SOLD SHORT
   (Cost $(64,855,309))                                             (69,369,553)
                                                                   ------------
TOTAL INVESTMENTS 64.7%
   (Cost $148,722,130)                                             $148,331,226
                                                                   ------------
OTHER ASSETS IN EXCESS OF
 LIABILITIES - 35.3%                                               $ 80,946,243
                                                                   ------------
NET ASSETS - 100.0%                                                $229,277,469
-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      CONTRACTS            LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 S&P 500 Index Mini Futures
Contracts
   (Aggregate Market Value of
   Contracts $40,020,338)                                   561      $  (69,075)
March 2007 Russell 2000 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $18,714,800)                                   236        (179,398)
March 2007 S&P MidCap 400 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $18,377,920)                                   227        (394,651)
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$77,113,058)                                                         $ (643,124)
                                                                     ----------
FUTURES CONTRACTS SOLD SHORT
March 2007 U.S. Dollar Index
Futures Contracts
   (Aggregate Market Value of
   Contracts $17,854,020)                                   214      $ (170,367)

                                                                     UNREALIZED
                                                          UNITS            GAIN
-------------------------------------------------------------------------------
CREDIT DEFAULT SWAP AGREEMENTS
Dow Jones CDX North
American Investment Grade
Swap Agreement, Series 6
 Interest Rate 0.40%, Maturing
06/20/11
                                                     65,000,000         278,766
Dow Jones CDX North
American Investment Grade
Swap Agreement, Series 7
 Interest Rate 0.40%, Maturing
12/20/11
                                                      8,000,000          23,166

TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                 $  301,932
                                                                     ----------

*     Non-Income Producing Security.

      All or a portion of this security was held as short security
+     collateral at December 31, 2006.


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 52.7%

FINANCIALS 10.8%
   INSURANCE 3.1%
   MetLife, Inc.                                          4,540   $     267,905
   Hartford Financial Services Group,
       Inc                                                2,290         213,680
   Chubb Corp.                                            3,580         189,418
   UnumProvident Corp.                                    6,700         139,226
   Cincinnati Financial Corp.                             2,410         109,197
   SAFECO Corp.                                           1,660         103,833
   Old Republic International Corp.                       3,950          91,956
   Fidelity National Financial, Inc.
       -- Class A                                         3,400          81,192
   American Financial Group, Inc.                         1,690          60,688
   Ohio Casualty Corp.                                    1,830          54,552
   Genworth Financial, Inc. -- Class A                    1,202          41,120
   First American Corp.                                     511          20,788
   MBIA, Inc.                                                 1              73
   Protective Life Corp.                                      1              48
   Horace Mann Educators Corp.                                1              20
                                                                  -------------

TOTAL INSURANCE                                                       1,373,696
                                                                  -------------
   DIVERSIFIED FINANCIALS 2.2%
   J.P. Morgan Chase & Co.                               10,670         515,361
   CIT Group, Inc.                                        4,810         268,254
   Leucadia National Corp.                                3,520          99,264
   Chicago Mercantile Exchange
       Holdings, Inc.                                       160          81,560
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                            964,439
                                                                  -------------
   REAL ESTATE 2.1%
   Equity Office Properties Trust                         3,060         147,400
   KIMCO Realty Corp.                                     2,600         116,870
   CB Richard Ellis Group, Inc.
     -- Class A*                                          3,170         105,244
   Liberty Property Trust                                 1,780          87,469
   Brookfield Asset Management, Inc.
       -- Class A                                         1,550          74,679
   Apartment Investment & Management
       Co. -- Class A                                     1,290          72,266
   Brookfield Properties Corp.                            1,410          55,455

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Forest City Enterprises, Inc.
      -- Class A                                            760   $      44,384
   The St. Joe Co.                                          630          33,749
   Jones Lang LaSalle, Inc.                                 300          27,651
   ProLogis                                                 320          19,447
   General Growth Properties, Inc.                          360          18,803
   Equity Residential                                       370          18,778
   Host Hotels & Resorts, Inc.                              740          18,167
   Archstone-Smith Trust                                    310          18,045
   Public Storage, Inc.                                     180          17,550
   AvalonBay Communities, Inc.                              120          15,606
   Macerich Co.                                             160          13,851
   Developers Diversified Realty Corp.                      220          13,849
                                                                  -------------

TOTAL REAL ESTATE                                                       919,263
                                                                  -------------
   CAPITAL MARKETS 1.5%
   Goldman Sachs Group, Inc.                              1,370         273,109
   Lehman Brothers Holdings, Inc.                         3,330         260,140
   A.G. Edwards, Inc.                                     1,060          67,087
   Raymond James Financial, Inc.                          1,890          57,286
   Franklin Resources, Inc.                                   1             110
   E*Trade Financial Corp.*                                   3              67
   Ameriprise Financial, Inc.                                 1              55
   T. Rowe Price Group, Inc.                                  1              44
   Jefferies Group, Inc.                                      1              27
                                                                  -------------

TOTAL CAPITAL MARKETS                                                   657,925
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 1.4%
   Washington Mutual, Inc.                                5,701         259,339
   Sovereign Bancorp, Inc.                                5,470         138,883
   Radian Group, Inc.                                     1,550          83,561
   IndyMac Bancorp, Inc.                                  1,650          74,514
   First Niagara Financial Group, Inc.                    3,440          51,118
   PMI Group, Inc.                                            1              47
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        607,462
                                                                  -------------
   CONSUMER FINANCE 0.4%
   AmeriCredit Corp.*                                     5,340         134,408


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Capital One Financial Corp.                              681   $      52,314
                                                                  -------------

TOTAL CONSUMER FINANCE                                                  186,722
                                                                  -------------
   BANKS 0.1%
   SVB Financial Group*                                   1,120          52,214
   FirstMerit Corp.                                         650          15,691
                                                                  -------------

TOTAL BANKS                                                              67,905
                                                                  -------------

TOTAL FINANCIALS                                                      4,777,412
                                                                  -------------
CONSUMER DISCRETIONARY 7.2%
   MEDIA 1.2%
   Walt Disney Co.                                        5,640         193,283
   Comcast Corp. -- Class A*                              3,330         140,959
   Gannett Co., Inc.                                      1,950         117,897
   DIRECTV Group, Inc.*                                   2,110          52,624
   Media General, Inc.                                      790          29,364
   Westwood One, Inc.                                     1,370           9,672
   Belo Corp. -- Class A                                      1              18
                                                                  -------------

TOTAL MEDIA                                                             543,817
                                                                  -------------
   MULTILINE RETAIL 1.2%
   Federated Department Stores, Inc.                      6,800         259,284
   J.C. Penney Co., Inc.                                  2,050         158,588
   Kohl's Corp.*                                          1,031          70,551
   Dillard's, Inc. -- Class A                               751          26,263
   Big Lots, Inc.*                                        1,031          23,631
   Target Corp.                                               2             114
   Nordstrom, Inc.                                            1              49
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  538,480
                                                                  -------------
   SPECIALTY RETAIL 1.1%
   The Gap, Inc.                                          6,150         119,925
   GameStop Corp. -- Class A*                             1,470          81,012
   Regis Corp.                                            1,840          72,754
   AutoNation, Inc.*                                      3,140          66,945
   American Eagle Outfitters, Inc.                        1,291          40,292
   AnnTaylor Stores Corp.*                                1,141          37,470
   CarMax, Inc.*                                            460          24,670
   Rent-A-Center, Inc.*                                     750          22,132
   Payless Shoesource, Inc.*                                  1              33
   Aeropostale, Inc.*                                         1              31

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Pacific Sunwear of California,                             1   $          19
       Inc.*
   Circuit City Stores, Inc.                                  1              19
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                  465,302
                                                                  -------------
   HOUSEHOLD DURABLES 0.8%
   Lennar Corp. -- Class A                                2,040         107,018
   Whirlpool Corp.                                        1,000          83,020
   Toll Brothers, Inc.*                                   1,670          53,824
   American Greetings Corp. -- Class A                    1,600          38,192
   Furniture Brands International,
       Inc                                                1,820          29,539
   Pulte Homes, Inc.                                        421          13,943
   KB HOME                                                  190           9,743
   Ryland Group, Inc.                                       130           7,101
   Mohawk Industries, Inc.*                                   1              75
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                342,455
                                                                  -------------
   AUTO COMPONENTS 0.7%
   Johnson Controls, Inc.                                 2,650         227,688
   Goodyear Tire & Rubber Co.*                            2,180          45,758
   Modine Manufacturing Co.                               1,170          29,285
                                                                  -------------

TOTAL AUTO COMPONENTS                                                   302,731
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 0.7%
   Brunswick Corp.                                        2,590          82,621
   Eastman Kodak Co.                                      1,670          43,086
   Callaway Golf Co.                                      2,780          40,060
   Hasbro, Inc.                                           1,270          34,607
   Polaris Industries, Inc.                                 490          22,947
   Pool Corp.                                               580          22,719
   Marvel Entertainment, Inc.*                              830          22,335
   RC2 Corp.*                                               370          16,280
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      284,655
                                                                  -------------
   TEXTILES & APPAREL 0.6%
   Hanesbrands, Inc.*                                     2,100          49,602
   Nike, Inc. -- Class B                                    430          42,583
   VF Corp.                                                 310          25,445
   Polo Ralph Lauren Corp.                                  310          24,074
   Liz Claiborne, Inc.                                      410          17,819
   Jones Apparel Group, Inc.                                470          15,712
   Phillips-Van Heusen Corp.                                270          13,546
   Gildan Activewear, Inc.*                                 270          12,590


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Under Armour, Inc.*                                      240   $      12,108
   Columbia Sportswear Co.                                  210          11,697
   Timberland Co. -- Class A*                               370          11,685
   Quiksilver, Inc.*                                        720          11,340
   Wolverine World Wide, Inc.                               370          10,552
   Fossil, Inc.*                                            460          10,387
   Carter's, Inc.*                                          340           8,670
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                277,810
                                                                  -------------
   INTERNET & CATALOG RETAIL 0.5%
   IAC/InterActiveCorp*                                   1,580          58,713
   Expedia, Inc.*                                         2,260          47,415
   Coldwater Creek, Inc.*                                 1,470          36,045
   Nutri/System, Inc.*                                      370          23,454
   Priceline.com, Inc.*                                     480          20,933
   VistaPrint Ltd.*                                         540          17,879
   Netflix, Inc.*                                           640          16,550
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                         220,989
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 0.4%
   McDonald's Corp.                                         690          30,588
   Carnival Corp.                                           530          25,997
   Las Vegas Sands Corp.*                                   240          21,475
   MGM Mirage, Inc.*                                        280          16,058
   Yum! Brands, Inc.                                        260          15,288
   Hilton Hotels Corp.                                      430          15,007
   Starwood Hotels & Resorts
       Worldwide, Inc.                                      230          14,375
   Wynn Resorts Ltd.                                        130          12,201
   Royal Caribbean Cruises Ltd.                             290          12,000
   Wyndham Worldwide Corp.*                                 320          10,246
   Tim Hortons, Inc.                                        330           9,557
   Darden Restaurants, Inc.                                   1              40
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     182,832
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.0%
   Career Education Corp.*                                  790          19,576
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                     19,576
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   AUTOMOBILES 0.0%
   Ford Motor Co.                                           722   $       5,422
                                                                  -------------

TOTAL AUTOMOBILES                                                         5,422
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                          3,184,069
                                                                  -------------
INDUSTRIALS 6.5%
   AEROSPACE & DEFENSE 1.7%
   Boeing Co.                                             3,060         271,850
   Northrop Grumman Corp.                                 2,720         184,144
   Raytheon Co.                                           2,990         157,872
   Lockheed Martin Corp.                                  1,541         141,880
   DRS Technologies, Inc.                                     1              53
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               755,799
                                                                  -------------
   MACHINERY 1.2%
   Timken Co.                                             4,100         119,638
   Cummins, Inc.                                            790          93,362
   Paccar, Inc.                                           1,410          91,509
   Lincoln Electric Holdings, Inc.                        1,480          89,422
   Crane Co.                                              1,421          52,065
   AGCO Corp.*                                            1,221          37,778
   Trinity Industries, Inc.                               1,060          37,312
   Flowserve Corp.                                            1              51
                                                                  -------------

TOTAL MACHINERY                                                         521,137
                                                                  -------------
   AIRLINES 0.9%
   Southwest Airlines Co.                                 6,272          96,087
   Alaska Air Group, Inc.*                                1,560          61,620
   Ryanair Holdings PLC*                                    530          43,195
   British Airways  PLC -- SP ADR*                          390          40,275
   AMR Corp.*                                             1,060          32,044
   UAL Corp.*                                               660          29,040
   US Airways Group, Inc.*                                  480          25,848
   Continental Airlines, Inc. --
      Class B*                                              620          25,575
   JetBlue Airways Corp.                                  1,360          19,312
   Gol Linhas Aereas
      Inteligentes SA -- SP
      ADR                                                   520          14,909
   SkyWest, Inc.                                            530          13,520
                                                                  -------------

TOTAL AIRLINES                                                          401,425
                                                                  -------------


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   INDUSTRIAL CONGLOMERATES 0.8%
   Tyco International Ltd.                                9,730   $     295,792
   Sequa Corp. -- Class A*                                  590          67,885
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                          363,677
                                                                  -------------
   ROAD & RAIL 0.7%
   Norfolk Southern Corp.                                 3,300         165,957
   CSX Corp.                                              2,610          89,862
   YRC Worldwide, Inc.*                                     900          33,957
   Ryder System, Inc.                                         1              51
                                                                  -------------

TOTAL ROAD & RAIL                                                       289,827
                                                                  -------------
   ELECTRICAL EQUIPMENT 0.7%
   ABB Ltd. -- SP ADR                                     3,430          61,671
   Emerson Electric Co.                                   1,030          45,392
   American Power Conversion Corp.                          820          25,084
   Rockwell Automation, Inc.                                380          23,210
   Cooper Industries Ltd. -- Class A                        250          22,607
   Roper Industries, Inc.*                                  340          17,082
   AMETEK, Inc.                                             460          14,646
   Acuity Brands, Inc.                                      250          13,010
   Thomas & Betts Corp.*                                    270          12,766
   Hubbell, Inc. -- Class B                                 280          12,659
   General Cable Corp.*                                     270          11,802
   Regal-Beloit Corp.                                       200          10,502
   Energy Conversion Devices, Inc.*                         220           7,476
   A.O. Smith Corp.                                         190           7,136
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                              285,043
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.3%
   Manpower, Inc.                                           750          56,198
   Allied Waste Industries, Inc.*                         3,900          47,931
   Banta Corp.                                              980          35,672
   Robert Half International, Inc.                            1              37
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    139,838
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.1%
   United Rentals, Inc.*                                  2,180          55,437
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                   55,437
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   CONSTRUCTION & ENGINEERING 0.1%
   Granite Construction, Inc.                             1,011   $      50,874
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                         50,874
                                                                  -------------

TOTAL INDUSTRIALS                                                     2,863,057
                                                                  -------------
INFORMATION TECHNOLOGY 5.2%
   COMMUNICATIONS EQUIPMENT 1.2%
   Motorola, Inc.                                        10,780         221,637
   Corning, Inc.*                                         9,220         172,506
   Polycom, Inc.*                                         1,720          53,165
   CommScope, Inc.*                                       1,460          44,501
   Plantronics, Inc.                                        870          18,444
   ADC Telecommunications, Inc.*                            800          11,624
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                          521,877
                                                                  -------------
   IT CONSULTING & SERVICES 1.1%
   Computer Sciences Corp.*                               2,230         119,015
   Affiliated Computer Services, Inc.
       -- Class A*                                        1,980          96,703
   First Data Corp.                                       3,280          83,706
   Alliance Data Systems Corp.*                           1,200          74,964
   Ceridian Corp.*                                        2,060          57,639
   BISYS Group, Inc.*                                     3,830          49,445
   MPS Group, Inc.*                                           1              14
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                          481,486
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.8%
   Micron Technology, Inc.*                               7,470         104,281
   Nvidia Corp.*                                          2,302          85,197
   LSI Logic Corp.*                                       6,580          59,220
   Intersil Corp. -- Class A                              2,280          54,538
   Atmel Corp.*                                           8,272          50,046
   Cree, Inc.*                                            1,361          23,573
   Integrated Device Technology, Inc.*                        3              46
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           376,901
                                                                  -------------
   SOFTWARE 0.7%
   BMC Software, Inc.*                                    2,640          85,008
   Novell, Inc.*                                         11,880          73,656
   Compuware Corp.*                                       8,100          67,473


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Mentor Graphics Corp.*                                 2,250   $      40,568
   Macrovision Corp.*                                     1,420          40,129
   Wind River Systems, Inc.*                              2,820          28,905
   Microsoft Corp.                                            1              30
   Oracle Corp.*                                              1              17
                                                                  -------------

TOTAL SOFTWARE                                                          335,786
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.7%
   Amphenol Corp. -- Class A                              1,280          79,462
   Arrow Electronics, Inc.*                               2,460          77,613
   Vishay Intertechnology, Inc.*                          4,620          62,555
   Sanmina-SCI Corp.*                                    11,930          41,158
   Newport Corp.*                                         1,530          32,054
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                292,842
                                                                  -------------
   COMPUTERS & PERIPHERALS 0.6%
   Sun Microsystems, Inc.*                               24,012         130,145
   Palm, Inc.*                                            6,150          86,654
   McData Corp. -- Class A*                               5,720          31,746
   Imation Corp.                                              1              46
   EMC Corp.*                                                 1              13
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                           248,604
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 0.1%
   Yahoo!, Inc.*                                          2,070          52,868
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                       52,868
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          2,310,364
                                                                  -------------
HEALTH CARE 4.9%
   HEALTH CARE PROVIDERS & SERVICES 3.4%
   McKesson Corp.                                         6,100         309,270
   WellPoint, Inc.*                                       3,660         288,005
   Aetna, Inc.                                            4,530         195,605
   Community Health Systems, Inc.*                        4,021         146,847
   AmerisourceBergen Corp.                                2,780         124,989
   Health Net, Inc.*                                      1,860          90,508
   Triad Hospitals, Inc.*                                 1,970          82,405
   LifePoint Hospitals, Inc.*                             1,790          60,323
   Coventry Health Care, Inc.*                            1,030          51,551
   Covance, Inc.*                                           870          51,252
   Express Scripts, Inc.*                                   660          47,256

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Psychiatric Solutions, Inc.*                           1,030   $      38,646
   Health Management Associates, Inc.
       -- Class A                                             3              63
   Humana, Inc.*                                              1              55
   Apria Healthcare Group, Inc.*                              1              27
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                1,486,802
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.7%
   Stryker Corp.                                          3,240         178,556
   Thermo Fisher Scientific, Inc.*                        1,510          68,388
   Waters Corp.*                                          1,200          58,764
   Bausch & Lomb, Inc.                                      560          29,154
   Becton, Dickinson & Co.                                    1              70
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  334,932
                                                                  -------------
   PHARMACEUTICALS 0.4%
   King Pharmaceuticals, Inc.*                            4,840          77,053
   Watson Pharmaceuticals, Inc.*                          2,620          68,198
   Valeant Pharmaceuticals
       International                                      2,790          48,100
   Merck & Co., Inc.                                          4             174
   Perrigo Co.                                                2              35
                                                                  -------------

TOTAL PHARMACEUTICALS                                                   193,560
                                                                  -------------
   BIOTECHNOLOGY 0.4%
   Biogen Idec, Inc.*                                     3,310         162,819
   Cephalon, Inc.*                                            1              70
   Applera Corp. - Applied Biosystems
       Group                                                  1              37
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                     162,926
                                                                  -------------

TOTAL HEALTH CARE                                                     2,178,220
                                                                  -------------
CONSUMER STAPLES 4.8%
   FOOD & DRUG RETAILING 1.4%
   Kroger Co.                                            10,960         252,847
   CVS Corp.                                              7,400         228,734
   Walgreen Co.                                           1,870          85,814
   Ruddick Corp.                                          1,780          49,395


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Wal-Mart Stores, Inc.                                      5   $         231
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             617,021
                                                                  -------------
   TOBACCO 1.2%
   Reynolds American, Inc.                                5,920         387,582
   UST, Inc.                                              2,240         130,368
                                                                  -------------

TOTAL TOBACCO                                                           517,950
                                                                  -------------
   BEVERAGES 1.1%
   Coca-Cola Enterprises, Inc.                           10,100         206,242
   Pepsi Bottling Group, Inc.                             5,640         174,333
   Constellation Brands, Inc. --
      Class A*                                            4,070         118,111
                                                                  -------------

TOTAL BEVERAGES                                                         498,686
                                                                  -------------
   FOOD PRODUCTS 1.0%
   Archer-Daniels-Midland Co.                             6,341         202,658
   Smithfield Foods, Inc.*                                4,390         112,647
   Tyson Foods, Inc. -- Class A                           4,770          78,467
   Tootsie Roll Industries, Inc.                          1,840          60,168
                                                                  -------------
TOTAL FOOD PRODUCTS                                                     453,940
                                                                  -------------
   PERSONAL PRODUCTS 0.1%
   Alberto-Culver Co.                                     2,070          44,402
                                                                  -------------

TOTAL PERSONAL PRODUCTS                                                  44,402
                                                                  -------------

TOTAL CONSUMER STAPLES                                                2,131,999
                                                                  -------------
ENERGY 4.6%
   OIL & GAS 3.1%
   ConocoPhillips                                         5,100         366,945
   Valero Energy Corp.                                    3,750         191,850
   Peabody Energy Corp.                                   4,500         181,845
   Marathon Oil Corp.                                     1,940         179,450
   Anadarko Petroleum Corp.                               3,860         167,987
   Apache Corp.                                           2,500         166,275
   Pogo Producing Co.                                     1,240          60,066
   Overseas Shipholding Group, Inc.                         900          50,670
                                                                  -------------

TOTAL OIL & GAS                                                       1,365,088
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   ENERGY EQUIPMENT & SERVICES 1.5%
   Transocean, Inc.*                                      3,232   $     261,436
   Patterson-UTI Energy, Inc.                             4,720         109,646
   Rowan Cos., Inc.                                       3,140         104,248
   Cameron International Corp.*                           1,421          75,384
   Nabors Industries Ltd.*                                1,991          59,292
   Hanover Compressor Co.*                                2,310          43,636
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       653,642
                                                                  -------------

TOTAL ENERGY                                                          2,018,730
                                                                  -------------
TELECOMMUNICATION SERVICES 3.5%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.1%
   Verizon Communications, Inc.                          10,931         407,070
   BellSouth Corp.                                        6,621         311,915
   Windstream Corp.                                       7,340         104,375
   CenturyTel, Inc.                                       2,030          88,630
   Qwest Communications
       International, Inc.*                                  11              92
   Embarq Corp.                                               1              53
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            912,135
                                                                  -------------
   WIRELESS TELECOMMUNICATION SERVICES 1.4%
   Alltel Corp.                                           3,440         208,051
   Sprint Nextel Corp.                                    8,670         163,776
   China Mobile Hong Kong Ltd. -- SP
       ADR                                                1,040          44,949
   Vodafone Group, Inc.                                   1,490          41,392
   America Movil SA de CV -- SP ADR                         670          30,298
   Mobile Telesystems -- SP ADR                             320          16,061
   Rogers Communications, Inc. --
       Class B*                                             240          14,304
   SK Telecom Co., Ltd. -- SP ADR                           510          13,505
   Vimpel--Communications -- SP ADR*                        170          13,422
   American Tower Corp. -- Class A*                         340          12,675
   Turkcell Iletisim Hizmet AS, Inc.
       -- SP ADR                                            780          10,436
   NII Holdings, Inc. -- Class B*                           160          10,310


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Philippine Long Distance Telephone                       190   $       9,715
       Co. -- SP ADR
   U.S. Cellular Corp.*                                     130           9,047
   Crown Castle International Corp.*                        240           7,752
   Telephone & Data Systems, Inc.                             1              54
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               605,747
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                      1,517,882
                                                                  -------------
MATERIALS 2.7%
   METALS & MINING 1.2%
   Allegheny Technologies, Inc.                           1,900         172,292
   Reliance Steel & Aluminum Co.                          1,450          57,101
   Worthington Industries, Inc.                           2,560          45,363
   Steel Dynamics, Inc.                                   1,220          39,589
   BHP Billiton Ltd.                                        860          34,185
   Rio Tinto  PLC                                           140          29,749
   Companhia Vale do Rio Doce -- SP ADR                     930          27,658
   POSCO -- SP ADR                                          240          19,841
   Mittal Steel Co.N.V.  -- Class A                         430          18,137
   Anglo American  PLC -- ADR                               620          15,134
   Alcoa, Inc.                                              500          15,005
   Nucor Corp.                                              270          14,758
   Alcan, Inc.                                              270          13,160
   Barrick Gold Corp.                                       410          12,587
   AngloGold Ashanti Ltd. -- SP ADR                         220          10,360
   Phelps Dodge Corp.                                        80           9,578
   Freeport-McMoRan Copper & Gold,
       Inc. -- Class B                                      160           8,917
   United States Steel Corp.                                  1              73
   Commercial Metals Co.                                      1              26
                                                                  -------------

TOTAL METALS & MINING                                                   543,513
                                                                  -------------
   CHEMICALS 0.9%
   Lyondell Chemical Co.                                  3,890          99,467
   Ashland, Inc.                                          1,220          84,400
   Olin Corp.                                             4,800          79,296
   Eastman Chemical Co.                                   1,240          73,544

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Airgas, Inc.                                           1,460   $      59,159
                                                                  -------------

TOTAL CHEMICALS                                                         395,866
                                                                  -------------
   CONSTRUCTION MATERIALS 0.5%
   Cemex SA de CV -- SP ADR*                              2,000          67,760
   Rinker Group Ltd. -- SP ADR                              570          40,498
   Vulcan Materials Co.                                     420          37,745
   Martin Marietta Materials, Inc.                          280          29,095
   Eagle Materials, Inc.                                    440          19,021
   Texas Industries, Inc.                                   260          16,700
   Headwaters, Inc.*                                        560          13,418
   Florida Rock Industries, Inc.                             50           2,153
                                                                  -------------

TOTAL CONSTRUCTION MATERIALS                                            226,390
                                                                  -------------
   PAPER & FOREST PRODUCTS 0.1%
   Louisiana-Pacific Corp.                                1,940          41,768
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                            41,768
                                                                  -------------

TOTAL MATERIALS                                                       1,207,537
                                                                  -------------
UTILITIES 2.5%
   ELECTRIC UTILITIES 1.5%
   Edison International                                   2,430         110,517
   Progress Energy, Inc.                                  1,830          89,817
   TXU Corp.                                              1,560          84,568
   Pepco Holdings, Inc.                                   3,230          84,012
   Pinnacle West Capital Corp.                              980          49,676
   Great Plains Energy, Inc.                              1,120          35,616
   E.ON AG                                                  710          32,085
   Endesa SA -- SP ADR                                      510          23,725
   Korea Electric Power Corp. -- SP
       ADR*                                                 810          18,395
   Southern Co.                                             490          18,062
   Scottish Power, Inc. -- SP ADR                           280          16,360
   FPL Group, Inc.                                          300          16,326
   FirstEnergy Corp.                                        250          15,075
   Entergy Corp.                                            160          14,771
   American Electric Power Co., Inc.                        330          14,051
   PPL Corp.                                                360          12,902
   Enersis SA/Chile -- SP ADR                               710          11,360


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Westar Energy, Inc.                                        1   $          26
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                                647,344
                                                                  -------------
   MULTI-UTILITIES 0.8%
   AES Corp.*                                             6,111         134,686
   Energy East Corp.                                      2,900          71,920
   DTE Energy Co.                                         1,330          64,385
   MDU Resources Group, Inc.                              1,370          35,127
   OGE Energy Corp.*                                        870          34,800
   TECO Energy, Inc.                                        330           5,686
   Alliant Energy Corp.                                       1              38
                                                                  -------------

TOTAL MULTI-UTILITIES                                                   346,642
                                                                  -------------
   GAS UTILITIES 0.2%
   Questar Corp.                                            510          42,355
   Oneok, Inc.                                              930          40,102
                                                                  -------------

TOTAL GAS UTILITIES                                                      82,457
                                                                  -------------

TOTAL UTILITIES                                                       1,076,443
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $22,046,846)                                                23,265,713
                                                                  -------------

                                                           FACE
                                                         AMOUNT
---------------------------------------------------------------
REPURCHASE AGREEMENTS
44.9%
Credit Suisse at
  4.90% due 01/02/07                                $ 9,390,290       9,390,290
Mizuho, Inc. at
  4.80% due 01/02/07                                  3,652,733       3,652,733
Bear Stearns Cos., Inc. at
  4.70% due 01/02/07                                  5,096,838       5,096,838
Morgan Stanley at
  4.65% due 01/02/07                                $ 1,698,946   $   1,698,946
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $19,838,807)                                                19,838,807
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS SOLD SHORT (46.0)%

TELECOMMUNICATION SERVICES (0.1)%
   DIVERSIFIED TELECOMMUNICATION
      SERVICES (0.1)%
 Embarq Corp.                                               830         (43,625)
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            (43,625)
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                        (43,625)
                                                                  -------------
MATERIALS (1.7)%
   CONTAINERS & PACKAGING (0.1)%
   Pactiv Corp.*                                            980         (34,976)
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                            (34,976)
                                                                  -------------

   METALS & MINING (0.1)%
   Newmont Mining Corp.                                     870         (39,280)
                                                                  -------------

TOTAL METALS & MINING                                                   (39,280)
                                                                  -------------
   PAPER & FOREST PRODUCTS (0.6)%
   Bowater, Inc.                                            610         (13,725)
   MeadWestvaco Corp.                                     2,910         (87,475)
   Weyerhaeuser Co.                                       2,140        (151,191)
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                          (252,391)
                                                                  -------------
   CHEMICALS (0.9)%
   Albemarle Corp.                                          420         (30,156)
   Ferro Corp.                                            1,750         (36,208)
   Hercules, Inc.*                                        3,040         (58,703)
   Dow Chemical Co.                                       1,860         (74,288)
   Chemtura Corp.                                         8,040         (77,425)


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Ecolab, Inc.                                           2,910   $    (131,532)
                                                                  -------------

TOTAL CHEMICALS                                                        (408,312)
                                                                  -------------

TOTAL MATERIALS                                                        (734,959)
                                                                  -------------
UTILITIES (1.9)%
   WATER UTILITIES (0.1)%
   Aqua America, Inc.                                     3,120         (71,074)
                                                                  -------------

TOTAL WATER UTILITIES                                                   (71,074)
                                                                  -------------
   GAS UTILITIES (0.3)%
   Equitable Resources, Inc.                              2,820        (117,735)
                                                                  -------------

TOTAL GAS UTILITIES                                                    (117,735)
                                                                  -------------
   MULTI-UTILITIES (0.7)%
   WPS Resources Corp.                                      380         (20,531)
   Ameren Corp.                                             850         (45,671)
   Dynegy, Inc. -- Class A*                               6,960         (50,390)
   Public Service Enterprise Group,
       Inc                                                  830         (55,095)
   CenterPoint Energy, Inc.                               3,670         (60,849)
   KeySpan Corp.                                          1,700         (70,006)
                                                                  -------------

TOTAL MULTI-UTILITIES                                                  (302,542)
                                                                  -------------
   ELECTRIC UTILITIES (0.8)%
   Allegheny Energy, Inc.*                                  250         (11,478)
   Black Hills Corp.                                        400         (14,776)
   Northeast Utilities                                      550         (15,488)
   Exelon Corp.                                           5,100        (315,639)
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                               (357,381)
                                                                  -------------

TOTAL UTILITIES                                                        (848,732)
                                                                  -------------
ENERGY (4.6)%
   OIL & GAS (2.3)%
   Forest Oil Corp.*                                      1,560         (50,981)
   Pioneer Natural Resources Co.                          1,950         (77,395)
   Sunoco, Inc.                                           1,560         (97,282)
   EOG Resources, Inc.                                    2,230        (139,263)
   Southwestern Energy Co.*                               4,620        (161,931)
   Newfield Exploration Co.*                              4,560        (209,532)

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   El Paso Corp.                                         18,220   $    (278,402)
                                                                  -------------

TOTAL OIL & GAS                                                      (1,014,786)
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES (2.3)%
   Grant Prideco, Inc.*                                     490         (19,487)
   BJ Services Co.                                        3,560        (104,379)
   Schlumberger Ltd.                                      4,510        (284,852)
   FMC Technologies, Inc.*                                4,860        (299,522)
   Weatherford International Ltd.*                        7,350        (307,156)
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                    (1,015,396)
                                                                  -------------

TOTAL ENERGY                                                         (2,030,182)
                                                                  -------------
CONSUMER STAPLES (4.9)%
   TOBACCO (0.2)%
   Universal Corp.                                        2,290        (112,233)
                                                                  -------------

TOTAL TOBACCO                                                          (112,233)
                                                                  -------------
   BEVERAGES (0.8)%
   Hansen Natural Corp.*                                    890         (29,975)
   PepsiAmericas, Inc.                                    2,541         (53,269)
   Molson Coors Brewing Co. -- Class B                    3,330        (254,545)
                                                                  -------------

TOTAL BEVERAGES                                                        (337,789)
                                                                  -------------
   HOUSEHOLD PRODUCTS (0.9)%
   Colgate-Palmolive Co.                                  5,800        (378,392)
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                               (378,392)
                                                                  -------------
   FOOD & DRUG RETAILING (1.5)%
   Whole Foods Market, Inc.                               1,780         (83,536)
   Supervalu, Inc.                                        7,200        (257,400)
   Sysco Corp.                                            8,440        (310,254)
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                            (651,190)
                                                                  -------------

   FOOD PRODUCTS (1.5)%
   Sara Lee Corp.                                         6,820        (116,144)


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Hershey Co.                                           11,180   $    (556,764)
                                                                  -------------

TOTAL FOOD PRODUCTS                                                    (672,908)
                                                                  -------------

TOTAL CONSUMER STAPLES                                               (2,152,512)
                                                                  -------------
CONSUMER DISCRETIONARY (4.9)%
   LEISURE EQUIPMENT & PRODUCTS (0.1)%
   Mattel, Inc.                                           1,740         (39,428)
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      (39,428)
                                                                  -------------
   MULTILINE RETAIL (0.1)%
   Saks, Inc.                                             2,800         (49,896)
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  (49,896)
                                                                  -------------
   AUTOMOBILES (0.1)%
   General Motors Corp.                                   2,090         (64,205)
                                                                  -------------

TOTAL AUTOMOBILES                                                       (64,205)
                                                                  -------------
   TEXTILES & APPAREL (0.2)%
   Coach, Inc.*                                           1,950         (83,772)
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                (83,772)
                                                                  -------------
   AUTO COMPONENTS (0.2)%
   Bandag, Inc.                                             560         (28,241)
   ArvinMeritor, Inc.                                     1,890         (34,455)
   Lear Corp.                                             1,550         (45,771)
                                                                  -------------

TOTAL AUTO COMPONENTS                                                  (108,467)
                                                                  -------------
   SPECIALTY RETAIL (0.3)%
   Dick's Sporting Goods, Inc.*                             480         (23,515)
   OfficeMax, Inc.                                          560         (27,804)
   Pier 1 Imports, Inc.                                   6,250         (37,188)
   Chico's FAS, Inc.*                                     1,810         (37,449)
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                 (125,956)
                                                                  -------------
   INTERNET & CATALOG RETAIL (0.3)%
   Amazon.com, Inc.*                                      3,520        (138,899)
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                        (138,899)
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   COMMERCIAL SERVICES & SUPPLIES (0.4)%
   Sotheby's Holdings, Inc. -- Class A                      610   $     (18,922)
   Strayer Education, Inc.                                  350         (37,118)
   ITT Educational Services, Inc.*                          750         (49,778)
   Apollo Group, Inc. -- Class A*                         1,320         (51,440)
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   (157,258)
                                                                  -------------
   HOUSEHOLD DURABLES (0.4)%
   Beazer Homes USA, Inc.                                   570         (26,795)
   Hovnanian Enterprises, Inc. --
       Class A*                                             840         (28,476)
   Blyth, Inc.                                            1,500         (31,125)
   Centex Corp.                                             910         (51,206)
   D.R. Horton, Inc.                                      2,130         (56,424)
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                               (194,026)
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE (1.1)%
   Wendy's International, Inc.                            1,140         (37,722)
   International Game Technology, Inc.                    2,170        (100,254)
   Harrah's Entertainment, Inc.                           1,240        (102,573)
   Marriott International, Inc. --
       Class A                                            2,350        (112,142)
   Starbucks Corp.*                                       3,680        (130,346)
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                    (483,037)
                                                                  -------------
   MEDIA (1.7)%
   Valassis Communications, Inc.*                         1,120         (16,240)
   Dow Jones & Co., Inc.                                  1,360         (51,680)
   Reader's Digest Association, Inc.                      4,560         (76,152)
   Tribune Co.                                            2,710         (83,414)
   CBS Corp.                                              2,940         (91,669)
   Interpublic Group of Cos., Inc.*                      11,720        (143,453)
   Time Warner, Inc.                                     12,670        (275,952)
                                                                  -------------

TOTAL MEDIA                                                            (738,560)
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                         (2,183,504)
                                                                  -------------


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
HEALTH CARE (5.1)%
   HEALTH CARE PROVIDERS & SERVICES (0.9)%
   Omnicare, Inc.                                         1,310   $     (50,605)
   CIGNA Corp.                                            1,160        (152,621)
   UnitedHealth Group, Inc.                               3,700        (198,801)
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                 (402,027)
                                                                  -------------
   PHARMACEUTICALS (1.1)%
   Par Pharmaceutical Cos., Inc.*                           930         (20,804)
   Sepracor, Inc.*                                        2,460        (151,487)
   Merck & Co., Inc.                                      3,480        (151,728)
   Forest Laboratories, Inc.*                             3,250        (164,450)
                                                                  -------------

TOTAL PHARMACEUTICALS                                                  (488,469)
                                                                  -------------
   BIOTECHNOLOGY (1.2)%
   Affymetrix, Inc.*                                      1,290         (29,748)
   Martek Biosciences Corp.*                              1,580         (36,877)
   Cephalon, Inc.*                                          940         (66,185)
   Vertex Pharmaceuticals, Inc.*                          1,950         (72,969)
   PDL BioPharma, Inc.*                                   4,520         (91,033)
   Gilead Sciences, Inc.*                                 1,590        (103,239)
   Celgene Corp.*                                         2,340        (134,620)
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                    (534,671)
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES (1.9)%
   Intuitive Surgical, Inc.*                                360         (34,524)
   Hospira, Inc.*                                         1,560         (52,385)
   Advanced Medical Optics, Inc.*                         1,710         (60,192)
   Ventana Medical Systems, Inc.*                         1,670         (71,860)
   Hillenbrand Industries, Inc.                           1,380         (78,563)
   St. Jude Medical, Inc.*                                2,330         (85,185)
   DENTSPLY International, Inc.                           3,100         (92,535)
   Boston Scientific Corp.*                              19,890        (341,710)
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 (816,954)
                                                                  -------------

TOTAL HEALTH CARE                                                    (2,242,121)
                                                                  -------------


                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
INDUSTRIALS (5.2)%
   AIRLINES 0.0%
   AirTran Holdings, Inc.*                                  390   $      (4,579)
                                                                  -------------

TOTAL AIRLINES                                                           (4,579)
                                                                  -------------
   BUILDING PRODUCTS (0.1)%
   Masco Corp.                                              800         (23,896)
                                                                  -------------

TOTAL BUILDING PRODUCTS                                                 (23,896)
                                                                  -------------
   ROAD & RAIL (0.1)%
   Avis Budget Group, Inc.                                  450          (9,760)
   Con-way, Inc.                                            540         (23,782)
                                                                  -------------

TOTAL ROAD & RAIL                                                       (33,542)
                                                                  -------------
   AEROSPACE & DEFENSE (0.1)%
   Precision Castparts Corp.                                760         (59,493)
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               (59,493)
                                                                  -------------
   CONSTRUCTION & ENGINEERING (0.3)%
   Quanta Services, Inc.*                                 2,310         (45,437)
   Jacobs Engineering Group, Inc.*                        1,120         (91,325)
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                       (136,762)
                                                                  -------------
   AIR FREIGHT & COURIERS (0.4)%
   CH Robinson Worldwide, Inc.                              540         (22,081)
   Expeditors International
       Washington, Inc.                                   3,160        (127,980)
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                           (150,061)
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS (0.4)%
   GATX Corp.                                             1,060         (45,930)
   Fastenal Co.                                           3,790        (135,985)
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                 (181,915)
                                                                  -------------
   MACHINERY (0.4)%
   Joy Global, Inc.                                         370         (17,886)
   Pentair, Inc.                                            900         (28,260)
   Flowserve Corp.                                          650         (32,805)


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Ingersoll-Rand Co. -- Class A                          1,380   $     (53,999)
   SPX Corp.                                                910         (55,656)
                                                                  -------------

TOTAL MACHINERY                                                        (188,606)
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES (1.5)%
   Monster Worldwide, Inc.*                                 410         (19,122)
   Robert Half International, Inc.                          550         (20,416)
   ChoicePoint, Inc.*                                       680         (26,778)
   Cintas Corp.                                             980         (38,916)
   Deluxe Corp.                                           2,200         (55,440)
   Avery Dennison Corp.                                   1,150         (78,120)
   Stericycle, Inc.*                                      1,080         (81,540)
   Corporate Executive Board Co.                            930         (81,561)
   RR Donnelley & Sons Co.                                2,340         (83,164)
   Dun & Bradstreet Corp.*                                1,140         (94,381)
   Pitney Bowes, Inc.                                     2,080         (96,075)
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   (675,513)
                                                                  -------------
   INDUSTRIAL CONGLOMERATES (1.9)%
   General Electric Co.                                  22,410        (833,876)
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                         (833,876)
                                                                  -------------

TOTAL INDUSTRIALS                                                    (2,288,243)
                                                                  -------------
INFORMATION TECHNOLOGY (7.9)%
   IT CONSULTING & SERVICES (0.4)%
   Fidelity National Information
       Services, Inc.                                         1             (29)
   Cognizant Technology Solutions
       Corp. -- Class A*                                    250         (19,290)
   Gartner, Inc. -- Class A*                              2,960         (58,579)
   Unisys Corp.*                                         11,830         (92,747)
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                         (170,645)
                                                                  -------------
   OFFICE ELECTRONICS (0.6)%
   Zebra Technologies Corp. -- Class A*                     970         (33,746)
   Xerox Corp.*                                          12,940        (219,333)
                                                                  -------------

TOTAL OFFICE ELECTRONICS                                               (253,079)
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   INTERNET SOFTWARE & SERVICES (0.7)%
   ValueClick, Inc.*                                      2,570   $     (60,729)
   Google, Inc. -- Class A*                                 230        (105,910)
   eBay, Inc.*                                            4,510        (135,616)
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                     (302,255)
                                                                  -------------
   COMMUNICATIONS EQUIPMENT (1.1)%
   Powerwave Technologies, Inc.*                          2,820         (18,189)
   ADTRAN, Inc.                                           1,240         (28,148)
   Comverse Technology, Inc.*                             2,030         (42,853)
   Utstarcom, Inc.*                                       6,540         (57,225)
   Ciena Corp.*                                           2,090         (57,914)
   F5 Networks, Inc.*                                       920         (68,273)
   JDS Uniphase Corp.*                                    4,560         (75,970)
   Qualcomm, Inc.                                         4,360        (164,765)
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                         (513,337)
                                                                  -------------
   COMPUTERS & PERIPHERALS (1.2)%
   Apple Computer, Inc.*                                    930         (78,901)
   Lexmark International, Inc.*                           2,000        (146,400)
   Network Appliance, Inc.*                               3,750        (147,300)
   Dell, Inc.*                                            6,510        (163,336)
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                          (535,937)
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (1.7)%
   MEMC Electronic Materials, Inc.*                         410         (16,047)
   Semtech Corp.*                                         1,650         (21,565)
   Triquint Semiconductor, Inc.*                         10,250         (46,125)
   Lattice Semiconductor Corp.*                           7,560         (48,989)
   Fairchild Semiconductor
       International, Inc.*                               4,670         (78,503)
   Teradyne, Inc.*                                        6,230         (93,201)
   Cypress Semiconductor Corp.*                           9,080        (153,180)
   Applied Materials, Inc.                               16,170        (298,336)
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                          (755,946)
                                                                  -------------
   SOFTWARE (2.2)%
   Advent Software, Inc.*                                   260          (9,175)
   Activision, Inc.*                                      5,110         (88,096)
   Symantec Corp.*                                       11,670        (243,320)
   CA, Inc.                                              11,170        (253,001)


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Electronic Arts, Inc.*                                 7,540   $    (379,714)
                                                                  -------------

TOTAL SOFTWARE                                                         (973,306)
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                         (3,504,505)
                                                                  -------------
FINANCIALS (9.7)%
   DIVERSIFIED FINANCIALS (0.1)%
   Moody's Corp.                                            630         (43,508)
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                            (43,508)
                                                                  -------------
   BANKS (0.6)%
   Westamerica Bancorporation                               740         (37,466)
   National City Corp.                                    6,220        (227,403)
                                                                  -------------

TOTAL BANKS                                                            (264,869)
                                                                  -------------
   CONSUMER FINANCE (0.8)%
   SLM Corp.                                              6,880        (335,537)
                                                                  -------------

TOTAL CONSUMER FINANCE                                                 (335,537)
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE (1.1)%
   MGIC Investment Corp.                                  1,070         (66,918)
   New York Community Bancorp, Inc.                       6,420        (103,362)
   Freddie Mac                                            4,860        (329,994)
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                       (500,274)
                                                                  -------------
   REAL ESTATE (2.0)%
   Highwoods Properties, Inc.                               680         (27,717)
   Potlatch Corp.                                           890         (39,000)
   United Dominion Realty Trust, Inc.                     1,410         (44,824)
   Boston Properties, Inc.                                  510         (57,059)
   Plum Creek Timber Co., Inc. (REIT)                     1,660         (66,151)
   Weingarten Realty Investors                            2,260        (104,208)
   Regency Centers Corp.                                  1,550        (121,163)
   Vornado Realty Trust                                   1,510        (183,465)
   Simon Property Group, Inc.                             2,230        (225,877)
                                                                  -------------

TOTAL REAL ESTATE                                                      (869,464)
                                                                  -------------
   CAPITAL MARKETS (2.0)%
   SEI Investments Co.                                      830         (49,435)

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Waddell & Reed Financial, Inc. --                      2,790   $     (76,334)
       Class A
   Federated Investors, Inc. -- Class B                   2,700         (91,206)
   Janus Capital Group, Inc.                              4,590         (99,098)
   Nuveen Investments, Inc. -- Class A                    1,930        (100,128)
   Eaton Vance Corp.                                      3,160        (104,312)
   Legg Mason, Inc.                                       1,120        (106,456)
   Charles Schwab Corp.                                  13,140        (254,128)
                                                                  -------------

TOTAL CAPITAL MARKETS                                                  (881,097)
                                                                  -------------
   INSURANCE (3.1)%
   Stancorp Financial Group, Inc.                         1,050         (47,303)
   Arthur J. Gallagher & Co.                              2,760         (81,558)
   AFLAC, Inc.                                            3,080        (141,680)
   XL Capital Ltd.                                        2,440        (175,729)
   Everest Re Group Ltd.                                  2,020        (198,182)
   ACE Ltd.                                               3,470        (210,178)
   Marsh & McLennan Cos., Inc.                            7,050        (216,153)
   Progressive Corp.                                     13,370        (323,821)
                                                                  -------------

TOTAL INSURANCE                                                      (1,394,604)
                                                                  -------------

TOTAL FINANCIALS                                                     (4,289,353)
                                                                  -------------
TOTAL COMMON STOCKS SOLD SHORT
   (Cost $19,162,389)                                               (20,317,736)
                                                                  -------------

TOTAL INVESTMENTS 51.6%
   (Cost $22,723,264)                                             $  22,786,784
                                                                  -------------
OTHER ASSETS IN EXCESS OF
 LIABILITIES - 48.4%                                              $  21,381,749
                                                                  -------------
NET ASSETS - 100.0%                                               $  44,168,533
-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                         CONTRACTS         LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 S&P 500 Index
Mini Futures Contracts
 (Aggregate Market Value of
 Contracts $12,555,400)                                        176   $  (18,269)
March 2007 Russell 2000 Index Mini
Futures Contracts
 (Aggregate Market Value of
 Contracts $5,551,000)                                          70      (48,096)


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                         CONTRACTS         LOSS
-------------------------------------------------------------------------------
March 2007 S&P 400 Index
Mini Futures Contracts
 (Aggregate Market Value of
 Contracts $5,424,320)                                          67   $ (112,194)
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$23,530,720)                                                         $ (178,559)
                                                                     ----------

*     Non-Income Producing Security.


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 89.3%

FINANCIALS 19.1%
  BANKS 4.2%
  Wachovia Corp.                                        6,871    $      391,304
  KeyCorp+                                              5,540           210,686
  Regions Financial Corp.                               5,150           192,610
  PNC Financial Services Group,
      Inc.+                                             2,460           182,138
  Wells Fargo & Co.+                                    5,070           180,289
  National City Corp.+                                  4,911           179,546
  M&T Bank Corp.+                                       1,400           171,024
  Huntington Bancshares, Inc.+                          6,530           155,088
  Royal Bancshares of
      Pennsylvania, Inc. --
      Class A                                           5,461           143,516
  IBERIABANK Corp.                                      2,380           140,539
  Whitney Holding Corp.                                 4,280           139,614
  Community Banks, Inc.                                 4,990           138,522
  FNB Corp.                                             3,320           137,946
  First Regional Bancorp/Los
      Angeles CA*                                       3,920           133,633
  First Bancorp                                         6,100           133,224
  Taylor Capital Group, Inc.                            3,610           132,162
  First Bancorp Puerto Rico                            13,720           130,752
  MainSource Financial Group,
      Inc.                                              7,329           124,153
  1st Source Corp.                                      3,730           119,845
  First Citizens BancShares,
      Inc. -- Class A                                     580           117,531
  First Community Bancorp                               2,050           107,154
  Intervest Bancshares Corp.*                           3,070           105,639
  U.S. Bancorp+                                           780            28,228
                                                                 --------------
TOTAL BANKS                                                           3,495,143
                                                                 --------------
  INSURANCE 4.1%
  American International Group,
      Inc.                                              3,550           254,393
  MetLife, Inc.                                         3,200           188,832
  Lincoln National Corp.                                2,650           175,960
  Chubb Corp.                                           3,260           172,487
  Genworth Financial, Inc. --
      Class A                                           4,942           169,066
  Assurant, Inc.                                        3,050           168,512
  Markel Corp.*                                           320           153,632
  W.R. Berkley Corp.                                    4,350           150,118
  Nationwide Financial
      Services, Inc.                                    2,700           146,340
  Protective Life Corp.                                 3,070           145,825
  Argonaut Group, Inc.*                                 4,180           145,715

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  American Financial Group, Inc.                        4,050    $      145,435
  NYMAGIC, Inc.                                         3,820           139,812
  Odyssey Re Holdings Corp.+                            3,730           139,129
  Alleghany Corp.*                                        380           138,168
  HCC Insurance Holdings, Inc.                          4,230           135,741
  CNA Financial Corp.*+                                 3,360           135,475
  CNA Surety Corp.*                                     6,290           135,235
  American Physicians Capital,
      Inc.*                                             3,320           132,933
  Reinsurance Group of America,
      Inc.                                              2,310           128,667
  Meadowbrook Insurance Group,
      Inc.*                                            10,930           108,098
  National Western Life
      Insurance Co. -- Class A                            340            78,248
  Conseco, Inc.*                                        3,700            73,926
  Crawford & Co. -- Class B                             3,850            28,105
  Allstate Corp.                                          340            22,137
                                                                 --------------
TOTAL INSURANCE                                                       3,411,989
                                                                 --------------
  REAL ESTATE 3.5%
  ProLogis                                              3,400           206,618
  Host Hotels & Resorts, Inc.+                          8,130           199,591
  Boston Properties, Inc.+                              1,750           195,790
  Simon Property Group, Inc.+                           1,600           162,064
  LaSalle Hotel Properties                              3,530           161,851
  Newcastle Investment Corp.                            4,910           153,781
  American Home Mortgage
      Investment Corp.+                                 4,320           151,718
  Deerfield Triarc Capital
      Corp.+                                            8,910           150,846
  Capital Trust, Inc. -- Class A+                       2,964           148,022
  Gramercy Capital Corp.+                               4,790           147,963
  Taubman Centers, Inc.                                 2,830           143,934
  Cousins Properties, Inc.                              4,070           143,549
  Camden Property Trust                                 1,890           139,577
  Arbor Realty Trust, Inc.                              4,610           138,715
  Newkirk Realty Trust Co., Inc.                        7,420           133,857
  Colonial Properties Trust                             2,830           132,670
  Ashford Hospitality Trust,
      Inc.                                             10,650           132,593
  Anthracite Capital, Inc.                              9,660           122,972
  Spirit Finance Corp.                                  6,520            81,304
  NorthStar Realty Finance Corp.                        3,850            63,795


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Jones Lang LaSalle, Inc.                                 70    $        6,452
                                                                 --------------
TOTAL REAL ESTATE                                                     2,917,662
                                                                 --------------
  DIVERSIFIED FINANCIALS 2.5%
  Citigroup, Inc.                                      14,570           811,549
  Bank of America Corp.                                13,390           714,892
  J.P. Morgan Chase & Co.                              11,130           537,579
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                          2,064,020
                                                                 --------------
  CAPITAL MARKETS 2.2%
  Merrill Lynch & Co., Inc.+                            3,660           340,746
  Ameriprise Financial, Inc.                            3,620           197,290
  Bear Stearns Cos., Inc.                               1,100           179,058
  Charles Schwab Corp.                                  9,250           178,895
  E*Trade Financial Corp.*                              7,950           178,239
  American Capital Strategies,
      Ltd                                               3,620           167,461
  A.G. Edwards, Inc.                                    2,620           165,820
  Investment Technology Group,
      Inc.*                                             3,620           155,226
  SWS Group, Inc.                                       4,110           146,727
  Morgan Stanley+                                       1,007            82,000
  Goldman Sachs Group, Inc.                               280            55,818
                                                                 --------------
TOTAL CAPITAL MARKETS                                                 1,847,280
                                                                 --------------
  THRIFTS & MORTGAGE FINANCE 1.7%
  Washington Mutual, Inc.+                              4,850           220,626
  PMI Group, Inc.+                                      3,340           157,548
  Radian Group, Inc.+                                   2,820           152,026
  FirstFed Financial Corp.*+                            2,220           148,673
  Ocwen Financial Corp.*+                               8,920           141,471
  Triad Guaranty, Inc.*                                 2,530           138,821
  Fremont General Corp.+                                8,560           138,758
  Flagstar Bancorp, Inc.                                9,070           134,599
  Willow Financial Bancorp, Inc.                        8,690           129,655
  Federal Agricultural Mortgage
      Corp.                                               660            17,906
  Fannie Mae+                                             280            16,629
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                      1,396,712
                                                                 --------------
  CONSUMER FINANCE 0.9%
  Capital One Financial Corp.                           2,580           198,196
  Cash America International,
      Inc.+                                             3,360           157,584

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  AmeriCredit Corp.*+                                   6,101    $      153,562
  First Marblehead Corp.                                2,700           147,555
  Asta Funding, Inc.                                    3,460           105,322
  American Express Co.                                    490            29,728
                                                                 --------------
TOTAL CONSUMER FINANCE                                                  791,947
                                                                 --------------
TOTAL FINANCIALS                                                     15,924,753
                                                                 --------------
INFORMATION TECHNOLOGY 14.1%
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 2.8%
  Varian Semiconductor
      Equipment Associates,
      Inc.*                                             4,140           188,453
  Intel Corp.                                           8,170           165,442
  Lam Research Corp.*+                                  3,260           165,021
  Novellus Systems, Inc.*+                              4,610           158,676
  MKS Instruments, Inc.*                                6,640           149,931
  Advanced Energy Industries,
      Inc.*                                             7,910           149,262
  Cymer, Inc.*                                          3,340           146,793
  Teradyne, Inc.*+                                      9,690           144,962
  National Semiconductor Corp.+                         6,340           143,918
  Atheros Communications, Inc.*                         6,690           142,631
  Fairchild Semiconductor
      International, Inc.*                              8,130           136,665
  Zoran Corp.*                                          9,300           135,594
  Actel Corp.*                                          7,380           134,021
  Intevac, Inc.*+                                       4,930           127,933
  LSI Logic Corp.*+                                    11,810           106,290
  OmniVision Technologies,
      Inc.*+                                            7,170            97,871
  Intersil Corp. -- Class A                             3,480            83,242
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                             2,376,705
                                                                 --------------
  COMPUTERS & PERIPHERALS 2.3%
  International Business
      Machines Corp.                                    5,111           496,534
  Hewlett-Packard Co.                                   9,940           409,428
  Lexmark International, Inc.*                          2,350           172,020
  EMC Corp.*+                                          12,040           158,928
  Brocade Communications
      Systems, Inc.*+                                  18,980           155,826
  Imation Corp.                                         3,290           152,755
  Palm, Inc.*+                                         10,531           148,382


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Western Digital Corp.*                                7,250    $      148,335
  Apple Computer, Inc.*                                   690            58,539
  Dell, Inc.*+                                          1,030            25,843
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                         1,926,590
                                                                 --------------
  COMMUNICATIONS EQUIPMENT 2.3%
  Cisco Systems, Inc.*                                 10,450           285,598
  Motorola, Inc.+                                      11,671           239,956
  Avaya, Inc.*                                         12,360           172,793
  Loral Space & Communications,
      Inc.*                                             4,240           172,653
  Interdigital Communications
      Corp.*+                                           4,781           160,403
  Arris Group, Inc.*+                                  12,640           158,126
  Tellabs, Inc.*                                       15,130           155,234
  Inter-Tel, Inc.                                       6,090           134,954
  EMS Technologies, Inc.*                               6,570           131,597
  Dycom Industries, Inc.*+                              5,950           125,664
  Utstarcom, Inc.*+                                    14,020           122,675
  Qualcomm, Inc.                                          640            24,186
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                        1,883,839
                                                                 --------------
  SOFTWARE 2.2%
  Microsoft Corp.+                                     17,260           515,384
  Symantec Corp.*+                                      8,290           172,846
  Sybase, Inc.*                                         6,810           168,207
  Cadence Design Systems, Inc.*+                        8,570           153,489
  EPIQ Systems, Inc.*                                   8,240           139,833
  MicroStrategy, Inc. -- Class A*                       1,200           136,812
  Sonic Solutions, Inc.*                                8,300           135,290
  Compuware Corp.*                                     14,840           123,617
  eSpeed, Inc. -- Class A*                             13,170           114,974
  Altiris, Inc.*                                        2,840            72,079
  Oracle Corp.*                                         3,060            52,448
  TIBCO Software, Inc.*                                 3,200            30,208
                                                                 --------------
TOTAL SOFTWARE                                                        1,815,187
                                                                 --------------
  IT CONSULTING & SERVICES 1.7%
  First Data Corp.+                                     6,946           177,262
  Infocrossing, Inc.*+                                  9,310           151,753
  Convergys Corp.*                                      6,040           143,631
  Acxiom Corp.                                          5,471           140,331
  Mantech International Corp. --
      Class A*                                          3,730           137,376
  MPS Group, Inc.*                                      9,660           136,979

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Integral Systems, Inc.                                5,530    $      128,130
  SRA International, Inc. --
      Class A*+                                         4,560           121,934
  Forrester Research, Inc.*                             4,140           112,235
  Computer Sciences Corp.*                              1,823            97,294
  SYKES Enterprises, Inc.*+                             5,340            94,198
  Ceridian Corp.*+                                        300             8,394
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                        1,449,517
                                                                 --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
  Agilent Technologies, Inc.*+                          4,910           171,114
  Paxar Corp.*                                          6,530           150,582
  Avnet, Inc.*                                          5,840           149,095
  Global Imaging Systems, Inc.*                         6,590           144,651
  Vishay Intertechnology, Inc.*+                       10,680           144,607
  Rofin-Sinar Technologies,
      Inc.*                                             2,240           135,431
  Tektronix, Inc.                                       4,520           131,848
  Methode Electronics, Inc. --
      Class A                                          11,640           126,061
  AVX Corp.                                             7,860           116,249
  Aeroflex, Inc.*                                       8,610           100,909
  Agilsys, Inc.                                           870            14,564
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              1,385,111
                                                                 --------------
  INTERNET SOFTWARE & SERVICES 0.8%
  VeriSign, Inc.*                                       6,420           154,401
  RealNetworks, Inc.*+                                 13,160           143,971
  Vignette Corp.*                                       7,520           128,366
  Interwoven, Inc.*                                     8,670           127,189
  Google, Inc. -- Class A*+                               240           110,515
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                      664,442
                                                                 --------------
  OFFICE ELECTRONICS 0.3%
  Xerox Corp.*                                         13,480           228,486
                                                                 --------------
TOTAL OFFICE ELECTRONICS                                                228,486
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                         11,729,877
                                                                 --------------
CONSUMER DISCRETIONARY 12.9%
  SPECIALTY RETAIL 2.9%
  Home Depot, Inc.                                      8,130           326,501


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Rent-A-Center, Inc.*                                  5,820    $      171,748
  Payless Shoesource, Inc.*                             5,220           171,321
  Sherwin-Williams Co.+                                 2,680           170,395
  Staples, Inc.                                         6,370           170,079
  Best Buy Co., Inc.                                    3,280           161,343
  Regis Corp.                                           4,060           160,532
  American Eagle Outfitters,
      Inc.                                              5,100           159,171
  OfficeMax, Inc.                                       3,080           152,922
  Abercrombie & Fitch Co. --
      Class A                                           2,110           146,919
  Dress Barn, Inc.*+                                    5,940           138,580
  Asbury Automotive Group, Inc.                         5,370           126,517
  Group 1 Automotive, Inc.                              2,400           124,128
  AnnTaylor Stores Corp.*                               3,230           106,073
  United Auto Group, Inc.                               4,160            98,051
  Office Depot, Inc.*                                     990            37,788
  Charming Shoppes, Inc.*                                 650             8,795
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                2,430,863
                                                                 --------------
  MEDIA 2.9%
  Time Warner, Inc.+                                   15,811           344,363
  Walt Disney Co.+                                      9,080           311,172
  News Corp. -- Class A                                11,650           250,242
  Liberty Media Corp. -
      Capital*+                                         2,260           221,435
  Gannett Co., Inc.+                                    3,520           212,819
  Omnicom Group, Inc.+                                  1,610           168,309
  Tribune Co.+                                          4,770           146,821
  McClatchy Co. -- Class A                              3,230           139,859
  Meredith Corp.+                                       2,480           139,748
  Cox Radio Inc. -- Class A*                            8,390           136,757
  DreamWorks Animation SKG,
      Inc. -- Class A*                                  4,490           132,410
  DIRECTV Group, Inc.*                                  5,130           127,942
  Comcast Corp. -- Class A*+                            1,660            70,268
                                                                 --------------
TOTAL MEDIA                                                           2,402,145
                                                                 --------------
  HOTELS, RESTAURANTS & LEISURE 1.8%
  McDonald's Corp.                                      5,920           262,434
  Wynn Resorts Ltd.+                                    1,710           160,484
  Triarc Cos., Inc. -- Class B                          7,760           155,200
  CBRL Group, Inc.                                      3,440           153,974
  CKE Restaurants, Inc.                                 7,991           147,034
  Bob Evans Farms, Inc.                                 4,280           146,462
  Wyndham Worldwide Corp.*                              4,470           143,129

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  International Speedway Corp.                          2,570    $      131,173
      -- Class A
  Luby's, Inc.*                                        11,680           127,195
  Starwood Hotels & Resorts
      Worldwide, Inc.                                   1,330            83,125
  Pinnacle Entertainment, Inc.*                           370            12,262
                                                                 --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,522,472
                                                                 --------------
  HOUSEHOLD DURABLES 1.4%
  Lennar Corp. -- Class A+                              3,190           167,347
  Whirlpool Corp.+                                      1,850           153,587
  Avatar Holdings, Inc.*                                1,870           151,189
  Black & Decker Corp.                                  1,870           149,544
  Stanley Works+                                        2,950           148,356
  Mohawk Industries, Inc.*                              1,930           144,480
  Kimball International, Inc. --
      Class B                                           5,300           128,790
  NVR, Inc.*                                              175           112,875
  Champion Enterprises, Inc.*                           4,070            38,095
  Snap-On, Inc.                                           250            11,910
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                              1,206,173
                                                                 --------------
  MULTILINE RETAIL 1.2%
  J.C. Penney Co., Inc.+                                3,030           234,401
  Big Lots, Inc.*                                       7,720           176,942
  Federated Department Stores,
      Inc.                                              4,390           167,391
  Sears Holdings Corp.*+                                  930           156,175
  Dillard's, Inc. -- Class A+                           3,860           134,984
  Nordstrom, Inc.+                                      2,250           111,015
                                                                 --------------
TOTAL MULTILINE RETAIL                                                  980,908
                                                                 --------------
  TEXTILES & APPAREL 0.9%
  Phillips-Van Heusen Corp.                             3,500           175,595
  Polo Ralph Lauren Corp.                               1,930           149,884
  Jones Apparel Group, Inc.                             4,310           144,083
  Perry Ellis International,
      Inc.*                                             3,370           138,170
  Unifirst Corp.                                        3,180           122,144
                                                                 --------------
TOTAL TEXTILES & APPAREL                                                729,876
                                                                 --------------
  INTERNET & CATALOG RETAIL 0.6%
  Expedia, Inc.*                                        8,100           169,938
  IAC/InterActiveCorp*+                                 4,520           167,963


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  FTD Group, Inc.*                                      7,450    $      133,281
                                                                 --------------
TOTAL INTERNET & CATALOG RETAIL                                         471,182
                                                                 --------------
  AUTO COMPONENTS 0.4%
  Johnson Controls, Inc.+                               1,980           170,122
  Autoliv, Inc.                                         2,600           156,780
                                                                 --------------
TOTAL AUTO COMPONENTS                                                   326,902
                                                                 --------------
  LEISURE EQUIPMENT & PRODUCTS 0.4%
  Mattel, Inc.                                          7,810           176,975
  MarineMax, Inc.*+                                     5,050           130,946
                                                                 --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      307,921
                                                                 --------------
  DISTRIBUTORS 0.3%
  Building Material Holding
      Corp.                                             5,510           136,042
  Core-Mark Holding Co., Inc.*                          3,980           133,131
                                                                 --------------
TOTAL DISTRIBUTORS                                                      269,173
                                                                 --------------
  HEALTH CARE PROVIDERS & SERVICES 0.1%
  Stewart Enterprises, Inc. --
      Class A                                          13,630            85,187
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   85,187
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                         10,732,802
                                                                 --------------
INDUSTRIALS 10.8%
  MACHINERY 2.3%
  Eaton Corp.                                           2,530           190,104
  Terex Corp.*+                                         2,820           182,116
  Joy Global, Inc.+                                     3,610           174,507
  Parker Hannifin Corp.                                 2,217           170,443
  Illinois Tool Works, Inc.                             3,610           166,746
  Cummins, Inc.+                                        1,360           160,725
  Freightcar America, Inc.+                             2,510           139,179
  Gardner Denver, Inc.*                                 3,660           136,555
  Mueller Industries, Inc.                              3,990           126,483
  NACCO Industries, Inc. --
      Class A                                             920           125,672
  Ampco-Pittsburgh Corp. PLC                            3,690           123,541
  Crane Co.                                             3,170           116,149
  Dover Corp.                                           1,360            66,667
  Gehl Co.*                                               420            11,563

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Caterpillar, Inc.+                                      110    $        6,746
                                                                 --------------
TOTAL MACHINERY                                                       1,897,196
                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES 1.8%
  M&F Worldwide Corp.*                                  7,730           195,260
  Waste Management, Inc.                                4,721           173,591
  Amrep Corp. PLC                                       1,410           172,725
  Manpower, Inc.                                        2,270           170,091
  Ennis Inc.                                            5,910           144,559
  Viad Corp.+                                           3,540           143,724
  Allied Waste Industries, Inc.*                       11,450           140,720
  Steelcase, Inc. -- Class A+                           7,530           136,745
  Central Parking Corp.                                 7,070           127,260
  CBIZ, Inc.*                                           7,490            52,205
  Volt Information Sciences,
      Inc.*                                               570            28,620
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,485,500
                                                                 --------------
  AEROSPACE & DEFENSE 1.5%
  Lockheed Martin Corp.                                 2,240           206,237
  General Dynamics Corp.                                2,560           190,336
  Raytheon Co.+                                         3,500           184,800
  Northrop Grumman Corp.                                2,670           180,759
  K&F Industries Holdings, Inc.*                        6,370           144,663
  Orbital Sciences Corp.*                               7,360           135,718
  Armor Holdings, Inc.*                                 2,400           131,640
  Boeing Co.                                              540            47,974
  United Technologies Corp.                               664            41,513
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                             1,263,640
                                                                 --------------
  INDUSTRIAL CONGLOMERATES 1.3%
  General Electric Co.                                 21,700           807,457
  Tredegar Corp.+                                       6,970           157,591
  Walter Industries, Inc.                               2,820            76,281
  3M Co.                                                  260            20,262
  Teleflex, Inc.+                                         100             6,456
                                                                 --------------
TOTAL INDUSTRIAL CONGLOMERATES                                        1,068,047
                                                                 --------------
  ROAD & RAIL 1.2%
  CSX Corp.                                             6,150           211,745
  Union Pacific Corp.                                   2,020           185,881
  Norfolk Southern Corp.                                3,170           159,419
  YRC Worldwide, Inc.*+                                 3,530           133,187
  Avis Budget Group, Inc.                               6,060           131,441


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Swift Transportation Co.,
      Inc.*                                             4,700    $      123,469
  Laidlaw International, Inc.                           2,510            76,379
                                                                 --------------
TOTAL ROAD & RAIL                                                     1,021,521
                                                                 --------------
  BUILDING PRODUCTS 0.8%
  American Woodmark Corp.                               3,450           144,382
  Ameron International Corp.                            1,850           141,285
  Goodman Global, Inc.*                                 7,810           134,332
  PW Eagle, Inc.+                                       3,830           132,135
  NCI Building Systems, Inc.*+                          2,380           123,165
                                                                 --------------
TOTAL BUILDING PRODUCTS                                                 675,299
                                                                 --------------
  ELECTRICAL EQUIPMENT 0.7%
  Belden CDT, Inc.                                      3,920           153,233
  A.O. Smith Corp.                                      3,820           143,479
  EnerSys*                                              8,320           133,120
  Thomas & Betts Corp.*                                 2,440           115,363
  Encore Wire Corp.+                                    1,720            37,857
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                              583,052
                                                                 --------------
  AIRLINES 0.6%
  UAL Corp.*+                                           3,740           164,560
  Continental Airlines, Inc. --
      Class B*+                                         3,610           148,912
  Republic Airways Holdings,
      Inc.*                                             7,950           133,401
  SkyWest, Inc.                                         2,060            52,551
                                                                 --------------
TOTAL AIRLINES                                                          499,424
                                                                 --------------
  TRADING COMPANIES & DISTRIBUTORS 0.3%
  United Rentals, Inc.*                                 5,370           136,559
  WESCO International, Inc.*+                           1,650            97,037
                                                                 --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  233,596
                                                                 --------------
  CONSTRUCTION & ENGINEERING 0.2%
  Quanta Services, Inc.*                                7,490           147,328
  URS Corp.*                                            1,190            50,992
                                                                 --------------
TOTAL CONSTRUCTION & ENGINEERING                                        198,320
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  WATER UTILITIES 0.1%
  Mueller Water Products, Inc.
      -- Class B*                                       4,659    $       69,419
                                                                 --------------
TOTAL WATER UTILITIES                                                    69,419
                                                                 --------------
TOTAL INDUSTRIALS                                                     8,995,014
                                                                 --------------
HEALTH CARE 10.4%
  PHARMACEUTICALS 3.4%
  Pfizer, Inc.                                         22,240           576,016
  Johnson & Johnson, Inc.                               5,410           357,168
  Abbott Laboratories                                   5,150           250,856
  Forest Laboratories, Inc.*+                           4,520           228,712
  Barr Pharmaceuticals, Inc.*                           2,920           146,350
  Sciele Pharma, Inc.*+                                 6,000           144,000
  Watson Pharmaceuticals, Inc.*                         5,450           141,864
  Mylan Laboratories, Inc.+                             7,080           141,317
  King Pharmaceuticals, Inc.*                           8,820           140,414
  Viropharma, Inc.*                                     9,470           138,641
  KV Pharmaceutical Co.*                                5,810           138,162
  Pain Therapeutics, Inc.*+                            15,050           133,945
  Bradley Pharmaceuticals,
      Inc.*+                                            6,190           127,390
  Merck & Co., Inc.+                                    2,530           110,308
  Wyeth                                                   690            35,135
  Noven Pharmaceuticals, Inc.*                            960            24,432
  Eli Lilly & Co.                                         130             6,773
                                                                 --------------
TOTAL PHARMACEUTICALS                                                 2,841,483
                                                                 --------------
  HEALTH CARE PROVIDERS & SERVICES 3.3%
  UnitedHealth Group, Inc.                              5,030           270,262
  WellPoint, Inc.*                                      3,070           241,578
  Aetna, Inc.                                           4,260           183,947
  Caremark Rx, Inc.                                     3,190           182,181
  AmerisourceBergen Corp.                               3,991           179,435
  Cardinal Health, Inc.                                 2,770           178,471
  Quest Diagnostics, Inc.                               3,110           164,830
  AMERIGROUP Corp.*+                                    4,580           164,376
  Horizon Health Corp.*+                                8,060           157,734
  Apria Healthcare Group, Inc.*                         5,740           152,971
  McKesson Corp.                                        2,970           150,579
  Coventry Health Care, Inc.*+                          2,800           140,140
  Healthspring, Inc.*                                   6,830           138,991
  Medcath Corp.*                                        4,980           136,253
  Magellan Health Services,
      Inc.*                                             3,030           130,957


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Molina Healthcare, Inc.*+                             3,220    $      104,682
  Sunrise Senior Living, Inc.*                            790            24,269
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                2,701,656
                                                                 --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.4%
  Thermo Fisher Scientific,
      Inc.*                                             5,340           241,849
  Boston Scientific Corp.*                             10,880           186,918
  West Pharmaceutical Services,
      Inc.                                              3,140           160,862
  Bio--Rad Laboratories, Inc. --
      Class A*                                          1,920           158,438
  Zoll Medical Corp.*                                   2,570           149,677
  Kinetic Concepts, Inc.*+                              3,730           147,522
  Edwards Lifesciences Corp.*                           3,060           143,942
  Hillenbrand Industries, Inc.                          2,520           143,464
  Viasys Healthcare, Inc.*                              5,011           139,406
  Advanced Medical Optics,
      Inc.*+                                            3,900           137,280
  Greatbatch, Inc.*                                     5,030           135,408
  Haemonetics Corp.*                                    2,750           123,805
  Datascope Corp.                                       2,750           100,210
  Medtronic, Inc.                                         540            28,895
  Vital Signs, Inc.                                       124             6,190
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                2,003,866
                                                                 --------------
  BIOTECHNOLOGY 1.3%
  Amgen, Inc.*                                          4,480           306,029
  Biogen Idec, Inc.*                                    3,210           157,900
  Cephalon, Inc.*+                                      2,020           142,228
  Martek Biosciences Corp.*+                            5,691           132,828
  Digene Corp.*                                         2,740           131,301
  ImClone Systems, Inc.*+                               4,530           121,223
  Illumina, Inc.*+                                      1,810            71,151
  Savient Pharmaceuticals,
      Inc.*+                                            1,390            15,582
  Celgene Corp.*+                                         120             6,903
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                   1,085,145
                                                                 --------------
TOTAL HEALTH CARE                                                     8,632,150
                                                                 --------------
ENERGY 6.6%
  OIL & GAS 5.0%
  Exxon Mobil Corp.+                                   13,800         1,057,494
  Chevron Corp.                                         6,750           496,327
  ConocoPhillips                                        5,680           408,676

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Occidental Petroleum Corp.                            4,200    $      205,086
  Marathon Oil Corp.                                    2,170           200,725
  El Paso Corp.+                                       12,720           194,362
  Valero Energy Corp.                                   3,710           189,804
  Devon Energy Corp.+                                   2,750           184,470
  Noble Energy, Inc.+                                   3,320           162,912
  Anadarko Petroleum Corp.                              3,650           158,848
  Newfield Exploration Co.*                             3,280           150,716
  USEC, Inc.*                                          11,580           147,298
  Tesoro Corp.+                                         2,150           141,405
  Cabot Oil & Gas Corp.+                                2,270           137,676
  Overseas Shipholding Group,
      Inc.                                              2,330           131,179
  Delek US Holdings, Inc.                               7,460           122,269
  Mariner Energy, Inc.*                                 4,280            83,888
                                                                 --------------
TOTAL OIL & GAS                                                       4,173,135
                                                                 --------------
  ENERGY EQUIPMENT & SERVICES 1.6%
  ENSCO International, Inc.+                            3,230           161,694
  Allis-Chalmers Energy, Inc.*                          6,250           144,000
  SEACOR Holdings, Inc.*                                1,440           142,762
  Trico Marine Services, Inc.*                          3,640           139,449
  Hornbeck Offshore Services,
      Inc.*                                             3,730           133,161
  Tidewater, Inc.+                                      2,620           126,703
  T-3 Energy Services, Inc. --
      Class A*                                          5,740           126,567
  Basic Energy Services, Inc.*                          5,120           126,208
  Global Industries Ltd.*                               9,260           120,750
  National-Oilwell Varco, Inc.*+                        1,380            84,428
  Veritas DGC, Inc.*                                      640            54,803
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                     1,360,525
                                                                 --------------
TOTAL ENERGY                                                          5,533,660
                                                                 --------------
CONSUMER STAPLES 5.6%
  FOOD PRODUCTS 1.4%
  General Mills, Inc.+                                  2,970           171,072
  Archer-Daniels-Midland Co.                            5,150           164,594
  Hain Celestial Group, Inc.*                           4,700           146,687
  Kraft Foods, Inc. -- Class A+                         4,051           144,621
  Imperial Sugar Co., Inc.+                             5,850           141,628
  Corn Products International,
      Inc.                                              3,870           133,670
  Seaboard Corp.                                           70           123,550


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  J.M. Smucker Co.                                      2,410    $      116,813
                                                                 --------------
TOTAL FOOD PRODUCTS                                                   1,142,635
                                                                 --------------
  TOBACCO 1.0%
  Altria Group, Inc.+                                   6,520           559,546
  Loews Corp. - Carolina Group                          2,560           165,683
  Reynolds American, Inc.+                              2,350           153,855
                                                                 --------------
TOTAL TOBACCO                                                           879,084
                                                                 --------------
  FOOD & DRUG RETAILING 1.0%
  Kroger Co.+                                           9,470           218,473
  Wal-Mart Stores, Inc.                                 3,770           174,099
  Central European Distribution
      Corp.*                                            4,850           144,045
  Safeway, Inc.+                                        4,120           142,387
  Ingles Markets, Inc. -- Class A                       4,400           131,076
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                             810,080
                                                                 --------------
  HOUSEHOLD PRODUCTS 0.9%
  Procter & Gamble Co.                                  8,420           541,153
  Kimberly-Clark Corp.+                                 2,730           185,504
                                                                 --------------
TOTAL HOUSEHOLD PRODUCTS                                                726,657
                                                                 --------------
  BEVERAGES 0.8%
  Molson Coors Brewing Co. --
      Class B+                                          2,040           155,938
  PepsiCo, Inc.                                         2,330           145,741
  Brown-Forman Corp. -- Class B                         2,060           136,454
  Pepsi Bottling Group, Inc.+                           4,240           131,058
  Coca-Cola Co.                                         2,270           109,528
                                                                 --------------
TOTAL BEVERAGES                                                         678,719
                                                                 --------------
  PERSONAL PRODUCTS 0.5%
  NBTY, Inc.*                                           4,400           182,908
  Prestige Brands Holdings,
      Inc. -- Class A*                                 11,130           144,913

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Alberto-Culver Co.                                    6,530    $      140,068
                                                                 --------------
TOTAL PERSONAL PRODUCTS                                                 467,889
                                                                 --------------
TOTAL CONSUMER STAPLES                                                4,705,064
                                                                 --------------
UTILITIES 4.1%
  MULTI-UTILITIES 1.7%
  Sempra Energy                                         3,830           214,633
  Xcel Energy, Inc.+                                    7,910           182,405
  DTE Energy Co.+                                       3,710           179,601
  Mirant Corp.*                                         5,600           176,792
  KeySpan Corp.                                         4,080           168,014
  NRG Energy, Inc.*+                                    2,930           164,109
  CenterPoint Energy, Inc.+                             9,540           158,173
  Avista Corp.                                          5,550           140,471
  Puget Energy, Inc.                                      830            21,049
                                                                 --------------
TOTAL MULTI-UTILITIES                                                 1,405,247
                                                                 --------------
  ELECTRIC UTILITIES 1.7%
  Duke Energy Corp.+                                    6,410           212,876
  FPL Group, Inc.+                                      3,310           180,130
  FirstEnergy Corp.                                     2,800           168,840
  Westar Energy, Inc.+                                  6,220           161,471
  Pinnacle West Capital Corp.+                          3,110           157,646
  Cleco Corp.                                           5,960           150,371
  Sierra Pacific Resources*                             8,850           148,946
  IDACORP, Inc.                                         3,820           147,643
  TXU Corp.                                             1,320            71,557
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                              1,399,480
                                                                 --------------
  GAS UTILITIES 0.7%
  Southwest Gas Corp.+                                  4,040           155,015
  Oneok, Inc.                                           3,510           151,351
  WGL Holdings, Inc.+                                   4,640           151,171
  AGL Resources, Inc.                                   3,690           143,578
  Southern Union Co.                                        1                14
                                                                 --------------
TOTAL GAS UTILITIES                                                     601,129
                                                                 --------------
TOTAL UTILITIES                                                       3,405,856
                                                                 --------------
MATERIALS 3.5%
  CHEMICALS 1.6%
  Lyondell Chemical Co.                                 6,380           163,137
  FMC Corp.                                             1,980           151,569
  OM Group, Inc.*+                                      3,190           144,443


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Huntsman Corp.*                                       7,470    $      141,706
  Valspar Corp.                                         5,000           138,200
  Pioneer Cos., Inc.*                                   4,730           135,562
  PolyOne Corp.*                                       18,040           135,300
  Westlake Chemical Corp.                               3,850           120,813
  Georgia Gulf Corp.                                    6,190           119,529
  Celanese Corp.+                                       2,250            58,230
  Innospec, Inc.                                          850            39,567
                                                                 --------------
TOTAL CHEMICALS                                                       1,348,056
                                                                 --------------
  METALS & MINING 1.4%
  United States Steel Corp.+                            2,450           179,193
  Phelps Dodge Corp.                                    1,490           178,383
  Alcoa, Inc.                                           5,630           168,956
  Nucor Corp.+                                          2,840           155,235
  Chaparral Steel Co.                                   3,500           154,945
  Steel Dynamics, Inc.                                  4,440           144,078
  Carpenter Technology Corp.                            1,300           133,276
  Freeport-McMoRan Copper &
      Gold, Inc. -- Class B+                              840            46,813
  NN, Inc.                                              2,040            25,357
                                                                 --------------
TOTAL METALS & MINING                                                 1,186,236
                                                                 --------------
  CONTAINERS & PACKAGING 0.2%
  Temple-Inland, Inc.+                                  3,840           176,755
                                                                 --------------
TOTAL CONTAINERS & PACKAGING                                            176,755
                                                                 --------------
  PAPER & FOREST PRODUCTS 0.2%
  Buckeye Technologies, Inc.*                          11,470           137,411
                                                                 --------------
TOTAL PAPER & FOREST PRODUCTS                                           137,411
                                                                 --------------
  CONSTRUCTION MATERIALS 0.1%
  Eagle Materials, Inc.                                 1,730            74,788
                                                                 --------------
TOTAL CONSTRUCTION MATERIALS                                             74,788
                                                                 --------------
TOTAL MATERIALS                                                       2,923,246
                                                                 --------------
TELECOMMUNICATION SERVICES 2.2%
  DIVERSIFIED TELECOMMUNICATION
      SERVICES 1.6%
  Verizon Communications, Inc.+                        10,661           397,016
  AT&T, Inc.+                                           5,830           208,422
  CenturyTel, Inc.+                                     3,640           158,922

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Citizens Communications Co.+                         10,260    $      147,436
  General Communication, Inc. --
      Class A*                                          9,160           144,087
  Atlantic Tele-Network, Inc.                           4,400           128,920
  BellSouth Corp.                                       1,660            78,203
  Windstream Corp.+                                     2,860            40,669
  Embarq Corp.                                            504            26,490
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                              1,330,165
                                                                 --------------
  WIRELESS TELECOMMUNICATION SERVICES 0.6%
  Alltel Corp.                                          3,080           186,278
  Syniverse Holdings, Inc.*                             9,500           142,405
  USA Mobility, Inc.                                    5,370           120,127
  Sprint Nextel Corp.                                   1,430            27,013
  American Tower Corp. --
      Class A*                                            220             8,202
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               484,025
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                      1,814,190
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $63,716,730)                                                 74,396,612
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
9.9%
Credit Suisse at
  4.90% due 01/02/07                             $     10,146            10,146
Mizuho, Inc. at
  4.80% due 01/02/07                                2,869,494         2,869,494
Bear Stearns Cos., Inc. at
  4.70% due 01/02/07                                4,003,944         4,003,944
Morgan Stanley at
  4.65% due 01/02/07                             $  1,334,648    $    1,334,648
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $8,218,232)                                                   8,218,232
                                                                 --------------


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 16.9%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
      U.S. Bancorp                                 14,058,071        14,058,071
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $14,058,071)                                                   14,058,071
                                                                 ==============
TOTAL INVESTMENTS 116.1%
  (Cost $85,993,033)                                             $   96,672,915
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (16.1)%                                               $  (13,390,652)
                                                                 --------------
NET ASSETS - 100.0%                                              $   83,282,263

                                                                     UNREALIZED
                                                    CONTRACTS              LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 S&P 500 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $1,640,763)                                    23    $          (28)
March 2007 Russell 2000 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $3,092,700)                                    39           (29,236)
March 2007 S&P MidCap 400 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $2,671,680)                                    33           (48,621)
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$7,405,143)                                                      $      (77,885)
                                                                 --------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006.


--------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 98.8%

CONSUMER DISCRETIONARY 32.4%
  INTERNET & CATALOG RETAIL 8.4%
  Amazon.com, Inc.* +                                 158,100    $    6,238,626
  IAC/InterActiveCorp*+                               160,700         5,971,612
  Expedia, Inc.*                                      230,000         4,825,400
  Nutri/System, Inc.*+                                 38,000         2,408,820
  Coldwater Creek, Inc.*+                              89,200         2,187,184
  Priceline.com, Inc.*+                                49,000         2,136,890
  VistaPrint Ltd. -- SP ADR*+                          55,000         1,821,050
  Netflix, Inc.*+                                      65,700         1,699,002
                                                                 --------------
TOTAL INTERNET & CATALOG RETAIL                                      27,288,584
                                                                 --------------
  TEXTILES & APPAREL 8.1%
  Nike, Inc. -- Class B                                43,300         4,287,999
  Coach, Inc.*+                                        81,000         3,479,760
  VF Corp.                                             30,600         2,511,648
  Polo Ralph Lauren Corp.                              30,700         2,384,162
  Liz Claiborne, Inc.+                                 41,225         1,791,638
  Jones Apparel Group, Inc.                            47,800         1,597,954
  Phillips-Van Heusen Corp.                            26,700         1,339,539
  Gildan Activewear, Inc. -- SP
   ADR*                                                26,470         1,234,296
  Timberland Co. -- Class A*+                          37,709         1,190,850
  Under Armour, Inc. -- SP ADR*                        23,400         1,180,530
  Quiksilver, Inc.*+                                   73,500         1,157,625
  Columbia Sportswear Co.+                             20,631         1,149,147
  Wolverine World Wide, Inc.+                          37,042         1,056,438
  Fossil, Inc.*                                        46,600         1,052,228
  Carter's, Inc.*                                      34,095           869,423
                                                                 --------------
TOTAL TEXTILES & APPAREL                                             26,283,237
                                                                 --------------
  LEISURE EQUIPMENT & PRODUCTS 8.0%
  Mattel, Inc.                                        219,300         4,969,338
  Eastman Kodak Co.+                                  169,900         4,383,420
  Hasbro, Inc.                                        129,200         3,520,700
  Brunswick Corp.+                                     88,926         2,836,739
  Polaris Industries, Inc.+                            50,300         2,355,549
  Pool Corp.+                                          59,400         2,326,698
  Marvel Entertainment, Inc.*+                         85,400         2,298,114
  RC2 Corp.*+                                          37,912         1,668,128
  Callaway Golf Co.+                                  112,900         1,626,889
                                                                 --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                   25,985,575
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  HOTELS, RESTAURANTS & LEISURE 7.9%
  McDonald's Corp.                                     70,400    $    3,120,832
  Carnival Corp.+                                      54,600         2,678,130
  Las Vegas Sands Corp.*                               24,800         2,219,104
  Starbucks Corp.*+                                    59,000         2,089,780
  Marriott International, Inc.
   -- Class A+                                         37,900         1,808,588
  MGM Mirage, Inc.*                                    28,800         1,651,680
  International Game
   Technology, Inc.                                    35,700         1,649,340
  Harrah's Entertainment, Inc.                         19,800         1,637,856
  Yum! Brands, Inc.                                    26,600         1,564,080
  Hilton Hotels Corp.+                                 43,900         1,532,110
  Starwood Hotels & Resorts
   Worldwide, Inc.                                     23,600         1,475,000
  Royal Caribbean Cruises Ltd.                         30,000         1,241,400
  Wynn Resorts Ltd.+                                   12,900         1,210,665
  Wyndham Worldwide Corp.*                             32,900         1,053,458
  Tim Hortons, Inc.                                    33,600           973,056
                                                                 --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                  25,905,079
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                        105,462,475
                                                                 --------------
FINANCIALS 17.2%
  REAL ESTATE 17.2%
  Brookfield Asset Management,
   Inc. -- Class A                                    156,599         7,544,940
  Brookfield Properties Corp.+                        143,145         5,629,893
  CB Richard Ellis Group, Inc.
   -- Class A*+                                       148,889         4,943,114
  Forest City Enterprises, Inc.
   -- Class A+                                         76,605         4,473,732
  St. Joe Co.+                                         63,300         3,390,981
  Jones Lang LaSalle, Inc.                             29,952         2,760,676
  Simon Property Group, Inc.+                          24,700         2,501,863
  Equity Office Properties
   Trust+                                              48,100         2,316,977
  Vornado Realty Trust+                                18,200         2,211,300
  ProLogis                                             32,300         1,962,871
  General Growth Properties,
   Inc.+                                               36,100         1,885,503
  Equity Residential+                                  36,700         1,862,525
  Host Hotels & Resorts, Inc.+                         74,900         1,838,795
  Boston Properties, Inc.+                             16,400         1,834,832
  Public Storage, Inc.+                                18,600         1,813,500
  Archstone-Smith Trust. +                             30,800         1,792,868
  KIMCO Realty Corp.+                                  37,300         1,676,635
  AvalonBay Communities,  Inc. +                       12,400         1,612,620


--------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Plum Creek Timber Co., Inc.
   (REIT)                                              35,200    $    1,402,720
  Developers Diversified Realty
   Corp.+                                              21,800         1,372,310
  Macerich Co.+                                        15,100         1,307,207
                                                                 --------------
TOTAL REAL ESTATE                                                    56,135,862
                                                                 --------------
TOTAL FINANCIALS                                                     56,135,862
                                                                 --------------
TELECOMMUNICATION SERVICES 17.1%
  DIVERSIFIED TELECOMMUNICATION
      SERVICES 8.6%
  France Telecom SA -- SP ADR                         115,834         3,208,602
  AT&T, Inc.+                                          85,100         3,042,325
  Verizon Communications, Inc.                         72,200         2,688,728
  Telefonica SA                                        40,000         2,550,000
  BellSouth Corp.                                      51,500         2,426,165
  Deutsche Telekom AG -- SP ADR                       125,000         2,275,000
  Nippon Telegraph                                     85,700         2,124,503
  BT Group  PLC -- SP ADR                              29,100         1,742,799
  Telefonos de Mexico SA de CV
   -- SP ADR                                           48,500         1,370,610
  Telekomunikasi Indonesia Tbk
   PT -- SP ADR                                        28,200         1,285,920
  BCE, Inc. -- SP ADR                                  43,200         1,166,400
  Chunghwa Telecom Co. Ltd. --
   SP ADR                                              56,600         1,116,718
  Qwest Communications
   International, Inc.*                               122,200         1,022,814
  TELUS Corp. -- SP ADR                                22,800         1,018,476
  KT Corp. -- SP ADR*+                                 32,500           823,875
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                             27,862,935
                                                                 --------------
  WIRELESS TELECOMMUNICATION SERVICES 8.5%
  China Mobile Hong Kong Ltd. --
   SP ADR+                                            105,000         4,538,100
  Vodafone Group, Inc. -- SP ADR+                     150,700         4,186,446
  America Movil SA de CV -- SP
   ADR+                                                67,900         3,070,438
  Sprint Nextel Corp.                                 137,000         2,587,930
  Mobile Telesystems -- SP ADR                         32,000         1,606,080

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Alltel Corp.                                         26,200    $    1,584,576
  Vimpel--Communications -- SP
   ADR*                                                17,800         1,405,310
  Rogers Communications, Inc. --
   Class B*                                            23,500         1,400,600
  SK Telecom Co., Ltd. -- SP ADR+                      51,700         1,369,016
  American Tower Corp. -- Class A*+                    34,000         1,267,520
  Turkcell Iletisim Hizmet AS,
   Inc. -- SP ADR                                      78,700         1,053,006
  NII Holdings, Inc. -- Class B*+                      16,100         1,037,484
  Philippine Long Distance
   Telephone Co. -- SP ADR+                            19,400           991,922
  U.S. Cellular Corp.*                                 12,342           858,880
  Crown Castle International
   Corp.*+                                             24,100           778,430
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                            27,735,738
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                     55,598,673
                                                                 --------------
MATERIALS 15.4%
  CONSTRUCTION MATERIALS 8.0%
  Cemex SA de CV -- SP ADR*                           206,400         6,992,832
  Rinker Group Ltd. -- SP ADR                          68,600         4,874,030
  Vulcan Materials Co.                                 42,900         3,855,423
  Martin Marietta Materials,
   Inc.+                                               28,300         2,940,653
  Florida Rock Industries, Inc.                        55,500         2,389,275
  Eagle Materials, Inc.                                45,400         1,962,642
  Texas Industries, Inc.                               26,100         1,676,403
  Headwaters, Inc.*                                    57,400         1,375,304
                                                                 --------------
TOTAL CONSTRUCTION MATERIALS                                         26,066,562
                                                                 --------------
  METALS & MINING 7.4%
  BHP Billiton Ltd. -- SP ADR, +                       87,354         3,472,322
  Companhia Vale do Rio Doce --
   SP ADR                                              94,294         2,804,304
  Rio Tinto  PLC -- SP ADR+                            13,178         2,800,193
  POSCO -- SP ADR+                                     23,580         1,949,359
  Mittal Steel Co.N.V.  -- Class
   A+                                                  43,647         1,841,030
  Alcoa, Inc.                                          50,797         1,524,418


--------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Anglo American  PLC -- ADR                           62,136    $    1,516,740
  Nucor Corp.+                                         26,928         1,471,884
  Alcan, Inc.                                          26,401         1,286,785
  Barrick Gold Corp. +                                 41,108         1,262,016
  Newmont Mining Corp.+                                26,869         1,213,135
  AngloGold Ashanti Ltd. -- SP
   ADR                                                 21,454         1,010,269
  Phelps Dodge Corp.                                    7,931           949,499
  Freeport-McMoRan Copper &
   Gold, Inc. -- Class B+                              16,640           927,347
                                                                 --------------
TOTAL METALS & MINING                                                24,029,301
                                                                 --------------
TOTAL MATERIALS                                                      50,095,863
                                                                 --------------
INDUSTRIALS 8.8%
  ELECTRICAL EQUIPMENT 8.8%
  ABB Ltd. -- SP ADR +                                346,861         6,236,560
  Emerson Electric Co.                                103,940         4,580,636
  American Power Conversion
   Corp.                                               82,800         2,532,852
  Rockwell Automation, Inc.                            38,837         2,372,164
  Cooper Industries Ltd. --
   Class A                                             25,300         2,287,879
  Roper Industries, Inc.+                              33,383         1,677,162
  AMETEK, Inc. +                                       46,200         1,471,008
  Acuity Brands, Inc.+                                 25,001         1,301,052
  Hubbell, Inc. -- Class B                             28,100         1,270,401
  Thomas & Betts Corp.*                                26,700         1,262,376
  General Cable Corp.*+                                26,700         1,167,057
  Regal-Beloit Corp.+                                  20,700         1,086,957
  Energy Conversion Devices,
   Inc.*+                                              22,300           757,754
  A.O. Smith Corp.                                     19,700           739,932
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                           28,743,790
                                                                 --------------
TOTAL INDUSTRIALS                                                    28,743,790
                                                                 --------------
UTILITIES 7.9%
  ELECTRIC UTILITIES 7.9%
  E.ON AG -- SP ADR                                    73,400         3,316,946
  Endesa SA -- SP ADR                                  53,253         2,477,329
  Exelon Corp.                                         36,600         2,265,174
  Korea Electric Power Corp. --
   SP ADR*+                                            83,800         1,903,098
  Southern Co.+                                        50,800         1,872,488
  FPL Group, Inc.+                                     30,722         1,671,891

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Scottish Power, Inc. -- SP ADR                       28,200    $    1,647,726
  Entergy Corp.                                        16,800         1,550,976
  FirstEnergy Corp.                                    25,600         1,543,680
  American Electric Power Co.,
   Inc.                                                34,000         1,447,720
  Edison International                                 29,170         1,326,652
  PPL Corp.                                            36,364         1,303,286
  Progress Energy, Inc.+                               25,500         1,251,540
  Enersis SA/Chile -- SP ADR+                          74,000         1,184,000
  Allegheny Energy, Inc.*                              21,900         1,005,429
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                             25,767,935
                                                                 --------------
TOTAL UTILITIES                                                      25,767,935
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $297,386,584)                                               321,804,598
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------
REPURCHASE AGREEMENTS
0.4%
Credit Suisse at
  4.90% due 01/02/07                             $      1,780             1,780
Mizuho, Inc. at
  4.80% due 01/02/07                                  503,499           503,499
Bear Stearns Cos., Inc. at
  4.70% due 01/02/07                                  702,556           702,556
Morgan Stanley at
  4.65% due 01/02/07                                  234,186           234,186
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,442,021)                                                  1,442,021

SECURITIES LENDING COLLATERAL 25.1%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
          U.S. Bancorp                             81,808,523    $   81,808,523
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $81,808,523)                                                81,808,523
                                                                 --------------
TOTAL INVESTMENTS 124.3%
   (Cost $380,637,128)                                           $  405,055,142
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (24.3)%                                               $  (79,260,532)
                                                                 --------------
NET ASSETS - 100.0%                                              $  325,794,610

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2006.


--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIO CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2006


                                                          Market
                                          Shares           Value
-----------------------------------------------------------------
MUTUAL FUNDS 98.0%
  Rydex Series Funds -
      Government Long Bond
      Advantage Fund Class A+             91,302         976,021
  Rydex Series Funds - U.S.
      Government Money Market
      Fund Class A+                      818,203         818,203
  Rydex Series Funds - Hedged
      Equity Fund Class A+                25,894         671,201
  Rydex Series Funds - Europe
      Advantage Fund Class A+             22,911         538,401
  Rydex Series Funds -
      Multi-Cap Core Equity
      Fund Class A+                       27,602         462,605
  Rydex Series Funds - Real
      Estate Fund Class A+                 4,560         188,530
  Rydex Series Funds -
      Commodities Fund Class A+            7,103         162,243
  Rydex Series Funds - Small
      Cap Value Fund Class A+              3,937         137,607
  Rydex Series Funds -- Large
      Cap Value Fund -- Class A+           3,864         124,910
  Rydex Series Funds - Sector
      Rotation Fund Class A+               8,430         116,243
  Rydex Series Funds - Large
      Cap Growth Fund Class A+             3,664          98,017
  Rydex Series Funds - Mid Cap
      Growth Fund Class A+                 3,323          97,760
  Rydex Series Funds - Absolute
      Return Strategies Fund
      Class A+                             3,295          84,384
                                                   --------------
TOTAL MUTUAL FUNDS
  (Cost $4,430,166)                                    4,476,125
                                                   --------------
TOTAL INVESTMENTS 98.0%
  (Cost $4,430,166)                              $     4,476,125
                                                   -------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 2.0%                             $        91,924
                                                   -------------
NET ASSETS - 100.0%                              $     4,568,049
 *    Non-Income Producing Security.
 +    Affiliated Fund


--------------------------------------------------------------------------------
                                        1

ESSENTIAL PORTFOLIO MODERATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
MUTUAL FUNDS 98.5%
  Rydex Series Funds - Europe
      Advantage Fund Class A                          218,865    $    5,143,330
  Rydex Series Funds -
      Government Long Bond
      Advantage Fund Class A                          268,333         2,868,484
  Rydex Series Funds - Absolute
      Return Strategies Fund
      Class A                                         109,204         2,830,568
  Rydex Series Funds - Japan
      Advantage Fund Class A                          107,973         2,535,199
  Rydex Series Funds -
      Multi-Cap Core Equity
      Fund Class A                                    148,669         2,491,688
  Rydex Series - OTC Fund
      Class A*                                        180,171         2,030,530
  Rydex Series Funds - Real
      Estate Fund Class A                              44,820         1,852,855
  Rydex Series Trust - Nova
      Fund Class A                                     55,864         1,651,895
  Rydex Series Funds -
      Commodities Fund Class A*                        65,179         1,488,683
  Rydex Series Funds - Russell
      2000 Advantage Fund
      Class A                                          19,301           702,738
  Rydex Series Funds - Large
      Cap Value Fund Class A                           18,711           604,940
  Rydex Series Funds - Sector
      Rotation Fund Class A                            40,145           553,594
  Rydex Series Funds - Mid Cap
      Growth Fund Class A                              17,812           524,027
  Rydex Series Funds - Small
      Cap Value Fund Class A                           14,971           523,248
  Rydex Series Funds - Mid Cap
      Value Fund  Class A                              15,001           522,938
                                                                 --------------
TOTAL MUTUAL  FUNDS
  (Cost $26,719,184)                                                 26,324,717
                                                                 --------------
TOTAL INVESTMENTS 98.5%
  (Cost $26,719,184)                                             $   26,324,717
                                                                 --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.5%                                             $      398,438
                                                                 --------------
NET ASSETS - 100.0%                                              $   26,723,155

*     Non-Income Producing Security.

      Affiliated Fund


--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIO AGGRESSIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                     December 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
MUTUAL FUNDS 98.8%
  Rydex Series Funds - Japan
      Advantage Fund Class A++                        188,897    $    4,435,298
  Rydex Series Funds - Europe
      Advantage Fund Class A++                        109,309         2,568,751
  Rydex Dynamic Funds - Dynamic
      OTC Fund Class A*++                             107,716         2,484,997
  Rydex Dynamic Funds - Dynamic
      S&P 500 Fund Class A++                           48,504         2,303,943
  Rydex Series Funds - Real
      Estate Fund Class A++                            47,147         1,949,059
  Rydex Series Funds -
      Government Long Bond
      Advantage Fund Class A++                        153,568         1,643,635
  Rydex Series Funds - Absolute
      Return Strategies Fund
      Class A++                                        58,882         1,526,213
  Rydex Series Funds -
      Multi-Cap Core Equity
      Fund Class A++                                   85,745         1,437,081
  Rydex Series Funds - Russell
      2000 Advantage Fund
      Class A++                                        37,245         1,356,088
  Rydex Series Funds -
      Commodities Fund Class A*++                      51,201         1,169,442
  Rydex Series Funds - Sector
      Rotation Fund Class A++                          61,809           852,353
  Rydex Series Funds - Small
      Cap Value Fund Class A++                         14,800           517,273
  Rydex Series Funds - Large
      Cap Growth Fund Class A*++                       17,641           471,904
  Rydex Series Funds - Mid Cap
      Growth Fund Class A++                            16,000           470,707
  Rydex Series Funds - Small
      Cap Growth Fund Class A*++                       14,825           469,650
                                                                 --------------
TOTAL MUTUAL  FUNDS
  (Cost $24,566,826)                                                 23,656,394
                                                                 --------------
TOTAL INVESTMENTS 98.8%
  (Cost $24,566,826)                                             $   23,656,394
                                                                 --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.2%                                             $      279,555
                                                                 --------------
NET ASSETS - 100.0%                                              $   23,935,949

*     Non-Income Producing Security.

++    Affiliated Fund

--------------------------------------------------------------------------------

                                       1

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on February 13, 2007, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD, or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

                                                                        EX.-3(i)


                                 CERTIFICATIONS

I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-Q of Rydex Series Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: February 13, 2007


                                             /s/ Carl G. Verboncoeur
                                            -----------------------------
                                            Carl G. Verboncoeur
                                            President

                                                                       EX.-3(ii)


                                 CERTIFICATIONS

I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-Q of Rydex Series Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: February 13, 2007


                                             /s/ Nick Bonos
                                            --------------------
                                            Nick Bonos
                                            Vice President & Treasurer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)         Rydex Series Funds
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                                     Carl G. Verboncoeur, President

Date                       February 13, 2007
    -----------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                                     Carl G. Verboncoeur, President

Date                       February 13, 2007
    -----------------------------------------------------------------------

By (Signature and Title)*   /s/ Nick Bonos
                         ------------------------------------------------------
                                     Nick Bonos, Vice President & Treasurer

Date                       February 13, 2007
    -----------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.